Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 88.2%
Aerospace/Defense – 2.1%
General Dynamics Corp.	13,726	$3,111,272
Lockheed Martin Corp.	18,292	7,569,413
Moog, Inc., Class A	19,370	1,658,847
Northrop Grumman Corp.	15,670	7,504,363
Raytheon Technologies Corp.	117,821	10,982,095
		30,825,990
Agriculture – 0.2%
Archer-Daniels-Midland Co.	33,450	2,768,656
Airlines – 0.4%
Alaska Air Group, Inc.*	50,091	2,220,534
Allegiant Travel Co.*	8,282	954,997
Delta Air Lines, Inc.*	79,062	2,514,172
		5,689,703
Apparel – 0.8%
Hanesbrands, Inc.	186,876	2,089,274
NIKE, Inc., Class B	62,300	7,159,516
Ralph Lauren Corp.	18,238	1,798,814
VF Corp.	36,380	1,625,458
		12,673,062
Auto Manufacturers – 0.5%
General Motors Co.*	163,685	5,935,218
PACCAR, Inc.	17,803	1,629,331
		7,564,549
Auto Parts & Equipment – 0.8%
Aptiv PLC*	48,871	5,126,079
BorgWarner, Inc.	37,347	1,436,366
Fox Factory Holding Corp.*	15,556	1,472,531
Holley, Inc.(a)*	151,054	1,206,921
Methode Electronics, Inc.	19,931	821,954
XPEL, Inc.*	27,012	1,655,566
		11,719,417
Banks – 5.8%
Atlantic Union Bankshares Corp.	46,927	1,623,205
Bank OZK	146,453	5,872,765
BankUnited, Inc.	37,607	1,461,032
BOK Financial Corp.	18,222	1,604,083
Citigroup, Inc.	63,885	3,315,632
City Holding Co.	10,493	910,688
Columbia Banking System, Inc.	50,866	1,534,627
First Republic Bank	27,807	4,524,477
Goldman Sachs Group (The), Inc.	41,461	13,822,683
JPMorgan Chase & Co.	79,790	9,204,574
	Number of Shares	Value
Banks (Continued)
Morgan Stanley	99,113	$8,355,226
PNC Financial Services Group (The), Inc.	19,155	3,178,581
Renasant Corp.	51,613	1,723,874
Sandy Spring Bancorp, Inc.	41,166	1,700,156
Seacoast Banking Corp. of Florida	50,727	1,815,012
SVB Financial Group*	12,628	5,096,029
Triumph Bancorp, Inc.*	22,065	1,603,022
Truist Financial Corp.	217,940	10,999,432
U.S. Bancorp	16,832	794,470
Veritex Holdings, Inc.	50,697	1,568,565
Webster Financial Corp.	125,435	5,826,456
		86,534,589
Beverages – 1.7%
Diageo PLC (United Kingdom)	87,717	4,155,318
Duckhorn Portfolio (The), Inc.*	115,093	2,110,806
Monster Beverage Corp.*	107,992	10,758,163
PepsiCo, Inc.	18,328	3,206,667
Primo Water Corp.	400,138	5,289,824
		25,520,778
Biotechnology – 0.7%
Bio-Rad Laboratories, Inc., Class A*	15,950	8,983,997
Intra-Cellular Therapies, Inc.*	20,140	1,089,977
		10,073,974
Building Materials – 0.9%
Johnson Controls International PLC	65,861	3,550,566
Masco Corp.	33,650	1,863,537
Masonite International Corp.*	18,262	1,662,390
Owens Corning	25,274	2,343,911
Trex Co., Inc.*	53,108	3,426,528
UFP Industries, Inc.	9,317	859,121
		13,706,053
Chemicals – 2.4%
Ashland Global Holdings, Inc.	36,509	3,668,059
Balchem Corp.	19,447	2,640,125
DuPont de Nemours, Inc.	160,956	9,855,336
Ecovyst, Inc.	77,581	793,653
Innospec, Inc.	23,614	2,408,628
International Flavors & Fragrances, Inc.	10,585	1,313,070
PPG Industries, Inc.	31,200	4,033,848

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Sherwin-Williams (The) Co.	33,581	$8,124,587
Stepan Co.	14,815	1,662,391
Valvoline, Inc.	45,536	1,467,170
		35,966,867
Commercial Services – 2.4%
Equifax, Inc.	17,286	3,611,218
Euronet Worldwide, Inc.*	14,620	1,436,707
HealthEquity, Inc.*	43,997	2,559,306
Legalzoom.com, Inc.(a)*	93,735	982,343
Mister Car Wash, Inc.(a)*	123,164	1,428,702
Monro, Inc.	33,287	1,669,343
Moody's Corp.	6,799	2,109,390
Paylocity Holding Corp.*	9,808	2,019,761
PayPal Holdings, Inc.*	72,600	6,282,078
PROG Holdings, Inc.*	42,128	775,998
Repay Holdings Corp.*	112,109	1,502,261
S&P Global, Inc.	28,028	10,564,594
ZipRecruiter, Inc., Class A*	79,838	1,399,560
		36,341,261
Computers – 4.3%
Accenture PLC, Class A	21,005	6,432,991
Apple, Inc.	257,909	41,912,792
Check Point Software Technologies Ltd. (Israel)*	36,099	4,497,935
Cognizant Technology Solutions Corp., Class A	31,320	2,128,507
CyberArk Software Ltd.*	14,638	1,904,843
Globant S.A.*	10,253	2,042,808
Hewlett Packard Enterprise Co.	132,703	1,889,691
NCR Corp.*	87,023	2,823,896
		63,633,463
Cosmetics/Personal Care – 0.5%
Colgate-Palmolive Co.	16,298	1,283,304
Unilever PLC ADR (United Kingdom)	138,189	6,724,277
		8,007,581
Distribution/Wholesale – 1.2%
Pool Corp.	6,469	2,313,961
W.W. Grainger, Inc.	16,199	8,804,642
WESCO International, Inc.*	47,690	6,096,690
		17,215,293
Diversified Financial Services – 3.3%
American Express Co.	27,727	4,270,513
BlackRock, Inc.	6,074	4,064,599
Cohen & Steers, Inc.	28,305	2,085,795
Discover Financial Services	9,048	913,848
	Number of Shares	Value
Diversified Financial Services (Continued)
Focus Financial Partners, Inc. Class A*	49,281	$1,992,431
Hamilton Lane, Inc., Class A	44,731	3,380,322
Moelis & Co., Class A	61,206	2,850,975
Mr. Cooper Group, Inc.*	53,137	2,393,822
Nasdaq, Inc.	27,943	5,054,889
Piper Sandler Cos.	12,673	1,599,333
Visa, Inc., Class A(a)	95,148	20,181,842
		48,788,369
Electric – 2.5%
American Electric Power Co., Inc.	17,731	1,747,567
Avista Corp.	38,304	1,618,727
Dominion Energy, Inc.	172,171	14,114,579
Duke Energy Corp.	56,738	6,237,208
NorthWestern Corp.	27,868	1,545,281
PPL Corp.	162,025	4,711,687
Southern (The) Co.	72,527	5,576,601
Xcel Energy, Inc.	20,402	1,493,018
		37,044,668
Electrical Component & Equipment – 0.2%
Encore Wire Corp.	6,262	867,099
Novanta, Inc.*	16,704	2,575,757
		3,442,856
Electronics – 1.1%
Honeywell International, Inc.	32,612	6,276,505
nVent Electric PLC	221,316	7,814,668
Sensata Technologies Holding PLC	64,723	2,878,232
		16,969,405
Engineering & Construction – 0.1%
Comfort Systems USA, Inc.	15,955	1,685,805
Entertainment – 0.5%
Red Rock Resorts, Inc., Class A(a)	148,590	5,844,045
Vail Resorts, Inc.	8,916	2,114,251
		7,958,296
Environmental Control – 0.1%
Stericycle, Inc.*	30,023	1,407,178
Food – 1.6%
Hostess Brands, Inc.*	71,736	1,622,668
J&J Snack Foods Corp.	10,988	1,488,984
Koninklijke Ahold Delhaize N.V. ADR (Netherlands)	200,158	5,520,358
Lancaster Colony Corp.	16,624	2,200,685

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Food (Continued)
Nestle S.A.(b)	33,933	$4,157,719
Post Holdings, Inc.*	54,431	4,732,231
Seaboard Corp.	928	3,768,274
		23,490,919
Forest Products & Paper – 0.1%
International Paper Co.	22,252	951,718
Gas – 0.4%
South Jersey Industries, Inc.	79,562	2,727,385
UGI Corp.	89,559	3,865,367
		6,592,752
Hand/Machine Tools – 0.1%
Stanley Black & Decker, Inc.	16,353	1,591,637
Healthcare - Products – 4.2%
Abbott Laboratories	36,035	3,922,049
Alcon, Inc. (Switzerland)(a)	98,114	7,661,722
Avanos Medical, Inc.*	30,845	875,073
Boston Scientific Corp.*	127,817	5,246,888
CONMED Corp.	15,180	1,482,023
Danaher Corp.	13,580	3,958,163
Intuitive Surgical, Inc.*	28,660	6,596,672
Medtronic PLC	42,081	3,893,334
Merit Medical Systems, Inc.*	28,133	1,617,085
Neogen Corp.(a)*	97,928	2,265,075
Patterson Cos., Inc.	49,103	1,525,139
Stryker Corp.	22,200	4,767,450
Thermo Fisher Scientific, Inc.	32,660	19,544,071
		63,354,744
Healthcare - Services – 1.8%
Ensign Group (The), Inc.	33,463	2,666,666
ICON PLC (Ireland)*	12,802	3,088,483
Medpace Holdings, Inc.*	15,689	2,659,756
UnitedHealth Group, Inc.	33,018	17,906,982
		26,321,887
Home Builders – 0.4%
Century Communities, Inc.	30,092	1,539,808
Installed Building Products, Inc.	11,238	1,139,758
NVR, Inc.*	890	3,909,859
		6,589,425
Household Products/Wares – 0.4%
Central Garden & Pet Co., Class A*	39,632	1,616,986
	Number of Shares	Value
Household Products/Wares (Continued)
Kimberly-Clark Corp.	17,912	$2,360,623
Reckitt Benckiser Group PLC (United Kingdom)	18,672	1,514,575
		5,492,184
Insurance – 3.9%
Alleghany Corp.*	2,400	2,009,952
American International Group, Inc.	165,617	8,573,992
AMERISAFE, Inc.	17,913	816,116
Aon PLC, Class A	23,853	6,942,177
Argo Group International Holdings Ltd.	18,582	609,304
Berkshire Hathaway, Inc., Class B*	20,385	6,127,731
Brighthouse Financial, Inc.*	33,309	1,446,277
Chubb Ltd.	30,348	5,724,847
Enstar Group Ltd.*	4,588	908,057
Goosehead Insurance, Inc., Class A(a)	25,133	1,412,726
Hagerty, Inc., Class A(a)*	61,695	708,259
Hartford Financial Services Group (The), Inc.	32,713	2,109,007
Loews Corp.	28,035	1,633,039
Marsh & McLennan Cos., Inc.	39,023	6,398,211
Progressive (The) Corp.	50,393	5,798,219
RenaissanceRe Holdings Ltd.	7,588	981,204
Travelers (The) Cos., Inc.	23,335	3,703,264
Willis Towers Watson PLC	12,244	2,533,773
		58,436,155
Internet – 8.8%
Alphabet, Inc., Class A*	182,960	21,281,907
Amazon.com, Inc.*	433,820	58,544,009
Meta Platforms, Inc., Class A*	146,191	23,258,988
Netflix, Inc.*	29,500	6,634,550
Open Lending Corp., Class A*	96,604	1,000,817
Palo Alto Networks, Inc.*	23,759	11,858,117
Q2 Holdings, Inc.*	30,842	1,353,964
Sea Ltd. ADR (Singapore)*	41,850	3,193,992
Uber Technologies, Inc.*	177,379	4,159,538
		131,285,882
Leisure Time – 0.3%
Callaway Golf Co.*	53,933	1,237,762
Polaris, Inc.	8,449	990,899
YETI Holdings, Inc.*	36,218	1,838,788
		4,067,449

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Lodging – 0.2%
Marriott International, Inc., Class A	19,326	$3,069,355
Machinery - Construction & Mining – 0.1%
Astec Industries, Inc.	17,472	858,399
Machinery - Diversified – 1.3%
Alamo Group, Inc.	7,663	991,669
Albany International Corp., Class A	10,141	925,569
Altra Industrial Motion Corp.	116,657	4,868,097
Columbus McKinnon Corp.	23,979	793,705
Enovis Corp.(a)*	54,240	3,239,213
Esab Corp.	66,007	2,720,808
Kadant, Inc.	16,656	3,395,325
Kornit Digital Ltd. (Israel)*	30,618	833,116
Otis Worldwide Corp.	11,317	884,650
		18,652,152
Media – 1.1%
Charter Communications, Inc., Class A*	6,769	2,924,885
Comcast Corp., Class A	193,578	7,263,047
Liberty Media Corp.-Liberty Formula One, Class C*	29,499	1,999,147
Walt Disney (The) Co.*	45,680	4,846,648
		17,033,727
Metal Fabricate/Hardware – 0.5%
AZZ, Inc.	19,739	839,697
Helios Technologies, Inc.	33,549	2,308,842
Janus International Group, Inc.*	157,189	1,598,612
RBC Bearings, Inc.*	14,224	3,356,864
		8,104,015
Mining – 0.3%
Freeport-McMoRan, Inc.	118,037	3,724,067
Livent Corp.*	34,127	849,421
		4,573,488
Miscellaneous Manufacturing – 1.8%
Eaton Corp. PLC	82,160	12,191,722
Fabrinet (Thailand)(a)*	15,010	1,441,861
Federal Signal Corp.	42,475	1,763,562
Illinois Tool Works, Inc.	21,074	4,378,334
Parker-Hannifin Corp.	13,024	3,765,108
Trane Technologies PLC	17,911	2,632,738
		26,173,325
Office Furnishings – 0.3%
Steelcase, Inc., Class A	382,613	4,258,483
	Number of Shares	Value
Oil & Gas – 2.5%
Brigham Minerals, Inc., Class A	63,344	$1,681,783
Chord Energy Corp.	13,843	1,775,226
ConocoPhillips	46,954	4,574,728
Coterra Energy, Inc.(a)	119,654	3,660,216
EOG Resources, Inc.	20,351	2,263,438
Exxon Mobil Corp.	53,467	5,182,556
Hess Corp.	56,459	6,349,944
Northern Oil and Gas, Inc.	58,626	1,690,188
Pioneer Natural Resources Co.	45,085	10,682,891
		37,860,970
Packaging & Containers – 0.1%
TriMas Corp.	45,448	1,345,261
Pharmaceuticals – 5.2%
BellRing Brands, Inc.*	69,371	1,674,616
Cigna Corp.	25,704	7,077,853
Dexcom, Inc.*	64,700	5,310,576
Johnson & Johnson	94,742	16,534,374
McKesson Corp.	11,803	4,031,669
Merck & Co., Inc.	129,065	11,530,667
Pfizer, Inc.	219,254	11,074,519
Roche Holding A.G. (Genusschein)	3,232	1,073,039
Viatris, Inc.	779,095	7,549,431
Zoetis, Inc.	62,340	11,380,167
		77,236,911
Pipelines – 3.2%
Antero Midstream Corp.	131,021	1,318,071
Cheniere Energy, Inc.	60,966	9,119,294
Enbridge, Inc. (Canada)	199,358	8,953,246
Equitrans Midstream Corp.	256,792	2,015,817
Kinder Morgan, Inc.	370,686	6,668,641
ONEOK, Inc.	53,118	3,173,270
Pembina Pipeline Corp. (Canada)	53,056	2,025,620
Targa Resources Corp.	18,329	1,266,717
TC Energy Corp. (Canada)	126,518	6,745,058
Williams (The) Cos., Inc.	166,776	5,685,394
		46,971,128
Private Equity – 0.1%
KKR & Co., Inc.	31,487	1,746,269
Real Estate – 0.2%
Jones Lang LaSalle, Inc.*	5,817	1,109,128
Radius Global Infrastructure, Inc. Class A*	100,094	1,529,436
		2,638,564

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts – 2.0%
Community Healthcare Trust, Inc.	33,927	$1,321,457
Corporate Office Properties Trust	56,281	1,584,310
CubeSmart	103,461	4,745,756
Douglas Emmett, Inc.	50,902	1,203,323
Equinix, Inc.	8,529	6,002,198
Four Corners Property Trust, Inc.	54,613	1,596,338
National Storage Affiliates Trust	26,713	1,464,941
Plymouth Industrial REIT, Inc.	82,118	1,581,593
PotlatchDeltic Corp.	16,991	833,069
Public Storage	3,742	1,221,426
Rayonier, Inc.	41,487	1,566,134
Ryman Hospitality Properties, Inc.*	23,020	2,038,191
Sunstone Hotel Investors, Inc.*	69,748	790,245
UDR, Inc.	15,649	757,412
Urban Edge Properties	98,658	1,620,951
Weyerhaeuser Co.	54,308	1,972,466
		30,299,810
Retail – 2.3%
Academy Sports & Outdoors, Inc.	19,823	852,984
Advance Auto Parts, Inc.	38,771	7,506,841
Chuy's Holdings, Inc.*	34,986	777,739
Five Below, Inc.*	20,976	2,665,420
Floor & Decor Holdings, Inc., Class A*	22,923	1,846,906
Freshpet, Inc.*	19,995	1,068,533
Jack in the Box, Inc.(a)	11,808	816,405
Lowe's Cos., Inc.	22,879	4,382,015
Ollie's Bargain Outlet Holdings, Inc.*	21,231	1,251,567
Papa John's International, Inc.	18,301	1,754,883
Target Corp.	18,880	3,084,614
Tractor Suppy Co.	24,370	4,666,368
Walmart, Inc.	29,300	3,869,065
		34,543,340
Savings & Loans – 0.1%
Provident Financial Services, Inc.	33,648	819,665
Semiconductors – 3.0%
Analog Devices, Inc.	12,811	2,202,979
ASML Holding N.V. (Netherlands)(b)	8,220	4,721,897
Intel Corp.	111,200	4,037,672
	Number of Shares	Value
Semiconductors (Continued)
KLA Corp.	7,565	$2,901,480
Micron Technology, Inc.	50,935	3,150,839
Monolithic Power Systems, Inc.	2,620	1,217,566
NVIDIA Corp.	73,968	13,434,808
NXP Semiconductors N.V. (China)	23,961	4,405,949
Rambus, Inc.*	64,777	1,637,563
Texas Instruments, Inc.	40,058	7,165,976
		44,876,729
Software – 6.8%
Adobe, Inc.*	19,006	7,794,741
Atlassian Corp. PLC, Class A*	27,180	5,689,318
Avalara, Inc.*	16,342	1,428,618
Clearwater Analytics Holdings, Inc., Class A(a)*	79,771	1,019,473
Fidelity National Information Services, Inc.	39,234	4,008,145
Five9, Inc.*	20,688	2,236,787
Guidewire Software, Inc.*	14,850	1,154,142
Microsoft Corp.	183,561	51,532,915
Salesforce, Inc.*	58,578	10,779,524
Splunk, Inc.*	52,357	5,440,416
SS&C Technologies Holdings, Inc.	41,831	2,475,140
UiPath, Inc. Class A*	69,480	1,273,568
Unity Software, Inc.(a)*	37,500	1,402,125
Workday, Inc., Class A*	31,260	4,848,426
		101,083,338
Telecommunications – 1.3%
ADTRAN Holdings, Inc.	39,136	942,786
Cisco Systems, Inc.	142,950	6,485,642
Verizon Communications, Inc.	213,944	9,882,073
Viavi Solutions, Inc.*	115,430	1,708,364
		19,018,865
Transportation – 1.3%
Canadian National Railway Co. (Canada)	14,477	1,833,947
Kirby Corp.*	43,305	2,747,269
Union Pacific Corp.	23,813	5,412,695
United Parcel Service, Inc., Class B	49,035	9,556,431
		19,550,342
Total Common Stocks (Cost $1,183,996,124)		1,314,426,701

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

Master Limited Partnerships – 1.4%
Pipelines – 1.4%
Energy Transfer L.P.	425,051	$4,807,327
Enterprise Products Partners L.P.	334,969	8,953,721
Magellan Midstream Partners L.P.	55,545	2,860,568
MPLX L.P.	83,163	2,703,629
Plains All American Pipeline L.P.	227,296	2,509,348
		21,834,593
Total Master Limited Partnerships (Cost $21,212,424)		21,834,593

Investment Companies – 7.9%
Vanguard Consumer Staples ETF	223,488	42,840,415
Vanguard Financials ETF(a)	187,564	15,556,558
Vanguard Health Care ETF(a)	241,156	59,032,577
Total Investment Companies (Cost $102,409,244)		117,429,550

	Par/Number of Shares	Value
Short-Term Investments – 3.6%
Money Market Funds – 3.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(c)(d)	15,115,152	$15,115,152
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(c)	38,045,328	38,045,328
U.S. Government Agencies – 0.0%(e)(f)
Federal Home Loan Bank Discount Notes, 0.00%, 8/1/22(g)	$170,000	170,000
Total Short-Term Investments (Cost $53,330,480)		53,330,480
Total Investments – 101.1% (Cost $1,360,948,272)		1,507,021,324
Liabilities less Other Assets – (1.1)%		(16,423,688)
NET ASSETS – 100.0%		$1,490,597,636

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $40,785,237.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	7-day current yield as of July 31, 2022 is disclosed.
(d)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $15,115,152 and total non-cash collateral has a value of $27,036,075.
(e)	Amount rounds to less than 0.05%.
(f)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(g)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	1,303,526,050	$10,900,651	$—	1,314,426,701
Master Limited Partnerships	21,834,593	—	—	21,834,593
Investment Companies	117,429,550	—	—	117,429,550
Short-Term Investments	53,160,480	170,000	—	53,330,480
Total Investments	$1,495,950,673	$11,070,651	$—	$1,507,021,324

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 95.5%
Advertising – 1.0%
Dentsu Group, Inc. (Japan)	20,894	$729,860
Publicis Groupe S.A. (France)	88,100	4,688,276
WPP PLC (United Kingdom)	324,961	3,507,108
		8,925,244
Aerospace/Defense – 0.2%
BAE Systems PLC (United Kingdom)	100,595	945,467
Rolls-Royce Holdings PLC (United Kingdom)(a)*	822,536	898,982
		1,844,449
Agriculture – 0.3%
British American Tobacco PLC (United Kingdom)	43,082	1,688,110
Japan Tobacco, Inc. (Japan)	39,800	714,634
KT&G Corp. (South Korea)	9,909	624,555
		3,027,299
Airlines – 0.5%
Ryanair Holdings PLC ADR (Ireland)*	58,991	4,306,343
Wizz Air Holdings PLC (Switzerland)(b)*	10,211	277,298
		4,583,641
Apparel – 1.2%
adidas A.G. (Germany)	25,400	4,393,986
Kering S.A. (France)	10,376	5,940,172
Shenzhou International Group Holdings Ltd. (China)	26,100	274,524
		10,608,682
Auto Manufacturers – 4.1%
Bayerische Motoren Werke A.G. (Germany)	83,220	6,800,191
Daimler Truck Holding A.G. (Germany)*	162,495	4,440,171
Honda Motor Co. Ltd. (Japan)	156,000	3,997,843
Kia Corp. (South Korea)	12,000	751,289
Li Auto, Inc. ADR (China)*	9,000	295,560
Maruti Suzuki India Ltd. (India)	4,526	503,650
Mercedes-Benz Group A.G. (Germany)	114,890	6,775,525
Nissan Motor Co. Ltd. (Japan)	313,576	1,192,487
	Number of Shares	Value
Auto Manufacturers (Continued)
Toyota Motor Corp. (Japan)	472,300	$7,665,919
Volvo AB, Class B (Sweden)	196,200	3,522,583
		35,945,218
Auto Parts & Equipment – 2.3%
Bridgestone Corp. (Japan)	72,000	2,808,423
Continental A.G. (Germany)	84,275	6,003,855
Denso Corp. (Japan)	24,000	1,312,682
Fuyao Glass Industry Group Co. Ltd., Class A (China)	132,800	806,952
Huayu Automotive Systems Co. Ltd., Class A (China)	410,832	1,335,252
Hyundai Mobis Co. Ltd. (South Korea)	5,153	906,965
Stanley Electric Co. Ltd. (Japan)	64,500	1,133,415
Sumitomo Electric Industries Ltd. (Japan)	58,900	656,664
Valeo (France)	173,494	3,726,658
Weichai Power Co. Ltd., Class H (China)	722,000	1,032,236
		19,723,102
Banks – 10.9%
Axis Bank Ltd. (India)	358,137	3,290,489
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	556,719	2,522,870
Banco do Brasil S.A. (Brazil)	199,000	1,390,358
Bank Central Asia Tbk PT (Indonesia)	1,124,300	559,070
Bank Mandiri Persero Tbk PT (Indonesia)	2,243,000	1,255,538
Barclays PLC (United Kingdom)	313,999	601,485
BNP Paribas S.A. (France)	161,005	7,607,056
China Construction Bank Corp., Class H (China)	4,115,000	2,627,883
China Merchants Bank Co. Ltd., Class H (China)	150,113	811,105
Commercial International Bank Egypt S.A.E. GDR (Egypt)(c)	417,134	766,529
Credicorp Ltd. (Peru)	2,653	343,298
Credit Suisse Group A.G. (Switzerland)(c)	1,044,707	6,076,610
DBS Group Holdings Ltd. (Singapore)	262,652	5,993,285
First Abu Dhabi Bank PJSC (United Arab Emirates)	212,052	1,122,285

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banks (Continued)
FirstRand Ltd. (South Africa)	200,898	$794,707
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	275,720	1,571,369
HDFC Bank Ltd. (India)	80,933	1,477,923
HDFC Bank Ltd. ADR (India)	43,316	2,720,245
HSBC Holdings PLC (United Kingdom)	402,508	2,521,294
ICICI Bank Ltd. ADR (India)	216,734	4,503,732
Intesa Sanpaolo S.p.A. (Italy)	4,435,700	7,876,963
Intesa Sanpaolo S.p.A. (Italy)	44,000	77,978
Kasikornbank PCL (Thailand)(c)	134,400	535,213
Komercni banka A.S. (Czech Republic)	2,645	66,830
Kotak Mahindra Bank Ltd. (India)	83,821	1,925,025
Lloyds Banking Group PLC (United Kingdom)	16,406,606	9,083,657
Mitsubishi UFJ Financial Group, Inc. (Japan)	350,300	1,973,763
Mizuho Financial Group, Inc. (Japan)	55,000	655,951
Natwest Group PLC (United Kingdom)	353,835	1,074,688
Nedbank Group Ltd. (South Africa)	119,087	1,556,676
OTP Bank Nyrt. (Hungary)	72,482	1,496,347
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)*	62,731	355,026
Qatar National Bank QPSC, Class B (Qatar)	235,629	1,305,136
Resona Holdings, Inc. (Japan)	193,800	753,155
Saudi National Bank (The) (Saudi Arabia)	78,941	1,481,861
Sberbank of Russia PJSC (Russia)(d)*	405,212	0
Shinhan Financial Group Co. Ltd. (South Korea)	42,160	1,161,053
Skandinaviska Enskilda Banken AB Class A (Sweden)	468,030	5,070,370
Standard Bank Group Ltd. (South Africa)	91,842	884,820
Standard Chartered PLC (United Kingdom)	493,983	3,404,873
	Number of Shares	Value
Banks (Continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	104,100	$3,265,836
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	61,400	2,016,944
		94,579,296
Beverages – 2.0%
Ambev S.A. ADR (Brazil)	908,195	2,561,110
Anheuser-Busch InBev S.A./N.V. (Belgium)	77,900	4,172,934
Asahi Group Holdings Ltd. (Japan)	21,400	744,000
Budweiser Brewing Co. APAC Ltd. (China)(b)	534,200	1,479,165
Diageo PLC (United Kingdom)	47,204	2,236,142
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	50,526	3,131,601
Heineken N.V. (Netherlands)	4,169	411,009
Kirin Holdings Co. Ltd. (Japan)	146,900	2,416,263
		17,152,224
Building Materials – 1.2%
Anhui Conch Cement Co. Ltd., Class H (China)	283,000	1,119,741
Daikin Industries Ltd. (Japan)	11,500	2,016,851
Holcim Ltd. (Switzerland)*	112,205	5,261,141
Hongfa Technology Co. Ltd., Class A (China)	79,500	484,190
Voltas Ltd. (India)	95,340	1,213,298
		10,095,221
Chemicals – 2.1%
Air Liquide S.A. (France)	15,160	2,084,261
Asian Paints Ltd. (India)	7,341	310,119
Borouge PLC (United Arab Emirates)*	117,588	94,119
LG Chem Ltd. (South Korea)	2,712	1,263,127
Linde PLC (United Kingdom)	8,935	2,705,839
Nitto Denko Corp. (Japan)	23,300	1,500,411
Novozymes A/S, Class B (Denmark)	33,873	2,163,818
Shin-Etsu Chemical Co. Ltd. (Japan)	25,100	3,215,166
Symrise A.G. (Germany)	26,740	3,120,174
Toray Industries, Inc. (Japan)	142,300	779,426
UPL Ltd. (India)	103,827	974,058
		18,210,518

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Coal – 0.1%
China Shenhua Energy Co. Ltd., Class H (China)	224,000	$633,100
Commercial Services – 3.2%
Adyen N.V. (Netherlands)(b)*	2,429	4,369,221
Amadeus IT Group S.A. (Spain)*	60,800	3,545,262
Ashtead Group PLC (United Kingdom)	9,000	506,608
Bidvest Group (The) Ltd. (South Africa)	53,600	689,447
Brambles Ltd. (Australia)	255,700	2,058,053
CCR S.A. (Brazil)	485,060	1,219,658
Edenred (France)	44,900	2,304,741
Experian PLC (United Kingdom)	19,255	674,162
Localiza Rent a Car S.A. (Brazil)	79,300	892,299
Pony Testing International Group Co. Ltd., Class A (China)	46,280	298,948
Recruit Holdings Co. Ltd. (Japan)	72,600	2,713,284
RELX PLC (United Kingdom)	37,527	1,111,155
Rentokil Initial PLC (United Kingdom)	70,355	464,552
Secom Co. Ltd. (Japan)	20,200	1,349,160
Worldline S.A. (France)(b)*	132,700	5,857,134
		28,053,684
Computers – 1.0%
Capgemini SE (France)	15,600	2,975,497
Infosys Ltd. (India)	70,690	1,386,671
Lenovo Group Ltd. (China)(a)	1,356,000	1,315,042
Quanta Computer, Inc. (Taiwan)	487,000	1,382,563
Sangfor Technologies, Inc., Class A (China)	12,700	181,592
Tata Consultancy Services Ltd. (India)	6,610	276,488
Wiwynn Corp. (Taiwan)	30,000	742,096
		8,259,949
Cosmetics/Personal Care – 2.2%
Haleon PLC (United Kingdom)*	96,821	344,057
Kao Corp. (Japan)	61,300	2,666,208
L'Oreal S.A. (France)	19,420	7,341,876
Shiseido Co. Ltd. (Japan)	49,500	2,036,096
Unicharm Corp. (Japan)	82,800	2,999,202
	Number of Shares	Value
Cosmetics/Personal Care (Continued)
Unilever PLC (United Kingdom)	47,996	$2,337,545
Unilever PLC (United Kingdom)	24,549	1,196,055
		18,921,039
Distribution/Wholesale – 0.9%
Bunzl PLC (United Kingdom)	11,300	424,097
Ferguson PLC	3,467	436,144
ITOCHU Corp. (Japan)	98,500	2,867,302
Mitsubishi Corp. (Japan)	65,700	1,952,557
Mitsui & Co. Ltd. (Japan)	88,600	1,954,718
		7,634,818
Diversified Financial Services – 1.9%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	615,100	1,319,575
Capitec Bank Holdings Ltd. (South Africa)	2,551	306,568
Chailease Holding Co. Ltd. (Taiwan)	29,000	206,241
Daiwa Securities Group, Inc. (Japan)	126,500	583,953
HDFC Asset Management Co. Ltd. (India)(b)	15,826	390,473
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	9,800	449,727
Housing Development Finance Corp. Ltd. (India)	59,623	1,799,292
Japan Exchange Group, Inc. (Japan)	40,300	640,800
KB Financial Group, Inc. (South Korea)	35,905	1,335,376
London Stock Exchange Group PLC (United Kingdom)	8,987	877,066
Moscow Exchange MICEX PJSC (Russia)(d)*	83,130	0
Network International Holdings PLC (United Arab Emirates)(b)*	23,558	57,607
ORIX Corp. (Japan)	58,800	1,047,924
Sanlam Ltd. (South Africa)	230,835	758,100
Schroders PLC (United Kingdom)	122,900	4,457,796
St James's Place PLC (United Kingdom)	39,225	589,202
XP, Inc., Class A (Brazil)(a)*	87,131	1,838,464
		16,658,164
Electric – 0.3%
Chubu Electric Power Co., Inc. (Japan)	66,581	710,247

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electric (Continued)
Engie Brasil Energia S.A. (Brazil)	86,400	$738,911
National Grid PLC (United Kingdom)	62,664	862,859
SSE PLC (United Kingdom)	20,117	434,495
		2,746,512
Electrical Component & Equipment – 0.7%
Casio Computer Co. Ltd. (Japan)	53,100	519,422
Schneider Electric S.E.	39,751	5,497,721
		6,017,143
Electronics – 1.3%
AAC Technologies Holdings, Inc. (China)	78,148	151,516
Hon Hai Precision Industry Co. Ltd. (Taiwan)	375,000	1,370,530
Hoya Corp. (Japan)	13,600	1,362,606
Kyocera Corp. (Japan)	26,400	1,467,547
Murata Manufacturing Co. Ltd. (Japan)	42,400	2,476,614
Nidec Corp. (Japan)	19,900	1,382,932
Shenzhen Inovance Technology Co. Ltd., Class A (China)	69,200	678,254
Silergy Corp. (China)	20,000	374,287
TDK Corp. (Japan)	60,800	1,914,875
		11,179,161
Engineering & Construction – 0.0%(e)
Airports of Thailand PCL (Thailand)(c)*	86,900	165,844
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	1,267	237,955
		403,799
Entertainment – 0.2%
Entain PLC (United Kingdom)*	25,980	382,297
OPAP S.A. (Greece)	56,758	786,344
Songcheng Performance Development Co. Ltd., Class A (China)	442,800	840,501
		2,009,142
Food – 1.4%
Associated British Foods PLC (United Kingdom)	21,376	436,613
Danone S.A. (France)	51,700	2,850,696
Jeronimo Martins SGPS S.A. (Portugal)	6,770	156,705
MEIJI Holdings Co. Ltd. (Japan)	34,400	1,796,025
	Number of Shares	Value
Food (Continued)
Nestle S.A. ADR	24,201	$2,973,335
Seven & i Holdings Co. Ltd. (Japan)	30,600	1,247,262
Tesco PLC (United Kingdom)	272,021	872,409
Tingyi Cayman Islands Holding Corp. (China)	646,000	1,063,437
Universal Robina Corp. (Philippines)	187,760	378,110
X5 Retail Group N.V. GDR (Russia)(c)(d)	26,321	0
Yamazaki Baking Co. Ltd. (Japan)	46,500	561,420
		12,336,012
Food Service – 0.3%
Compass Group PLC (United Kingdom)	106,211	2,489,210
Forest Products & Paper – 0.2%
UPM-Kymmene OYJ (Finland)	58,900	1,866,528
Gas – 0.7%
ENN Energy Holdings Ltd. (China)	264,800	4,319,576
ENN Natural Gas Co. Ltd., Class A (China)	276,900	708,316
Osaka Gas Co. Ltd. (Japan)	37,300	670,583
		5,698,475
Hand/Machine Tools – 0.1%
Schindler Holding A.G. (Switzerland)	4,300	840,473
Healthcare - Products – 1.9%
Alcon, Inc. (Switzerland)(a)	46,955	3,666,716
China Medical System Holdings Ltd. (China)	464,000	737,624
Hengan International Group Co. Ltd. (China)	262,500	1,270,557
Koninklijke Philips N.V. (Netherlands)	147,863	3,060,211
Olympus Corp. (Japan)	75,200	1,609,444
Smith & Nephew PLC (United Kingdom)	31,260	400,790
Sonova Holding A.G. (Switzerland)(c)	8,323	2,997,794
Sysmex Corp. (Japan)	34,400	2,408,407
		16,151,543
Healthcare - Services – 1.7%
Fresenius Medical Care A.G. & Co. KGaA (Germany)	73,100	2,710,074

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Healthcare - Services (Continued)
Fresenius S.E. & Co. KGaA (Germany)	159,900	$4,091,678
Life Healthcare Group Holdings Ltd. (South Africa)	609,452	722,062
Lonza Group A.G. (Switzerland)(c)	7,620	4,631,067
Nahdi Medical Co. (Saudi Arabia)*	22,329	1,038,411
Rede D'Or Sao Luiz S.A. (Brazil)(b)	42,691	266,587
Wuxi Biologics Cayman, Inc. (China)(b)*	107,500	1,029,003
		14,488,882
Holding Companies - Diversified – 0.1%
Siam Cement (The) PCL (Thailand)(c)	51,400	520,842
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)*	8,496	440,292
Sekisui House Ltd. (Japan)	38,369	679,569
		1,119,861
Home Furnishings – 1.4%
Coway Co. Ltd. (South Korea)	18,266	901,087
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	208,800	1,029,843
Haier Smart Home Co. Ltd., Class A (China)	876,400	3,222,464
Midea Group Co. Ltd., Class A (China)	117,400	957,522
Panasonic Holdings Corp. (Japan)	206,200	1,702,416
Sony Group Corp. (Japan)	54,200	4,597,675
		12,411,007
Household Products/Wares – 0.9%
Henkel A.G. & Co. KGaA (Germany)	59,400	3,745,458
Hindustan Unilever Ltd. (India)	11,605	387,687
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	541,807	799,999
Reckitt Benckiser Group PLC (United Kingdom)	39,271	3,185,459
		8,118,603
Insurance – 4.4%
AIA Group Ltd. (Hong Kong)	799,000	8,027,274
	Number of Shares	Value
Insurance (Continued)
Allianz S.E. (Germany)(c)	58,749	$10,669,186
Aviva PLC (United Kingdom)	53,582	259,488
BB Seguridade Participacoes S.A. (Brazil)	390,900	2,176,577
Dai-ichi Life Holdings, Inc. (Japan)	49,000	852,350
HDFC Life Insurance Co. Ltd. (India)(b)	74,164	521,284
Legal & General Group PLC (United Kingdom)	139,737	446,253
Manulife Financial Corp. (Canada)	143,600	2,628,546
MS&AD Insurance Group Holdings, Inc. (Japan)	46,400	1,504,815
Ping An Insurance Group Co. of China Ltd., Class H (China)	716,500	4,210,899
Prudential PLC (Hong Kong)(a)	369,063	4,552,167
Sompo Holdings, Inc. (Japan)	17,800	794,436
Tokio Marine Holdings, Inc. (Japan)	26,400	1,545,454
		38,188,729
Internet – 7.1%
Alibaba Group Holding Ltd. (China)*	927,356	10,426,698
Alibaba Group Holding Ltd. ADR (China)*	13,484	1,205,065
Baidu, Inc., Class A (China)*	174,050	3,008,351
Coupang, Inc. (South Korea)*	19,083	329,945
JD.com, Inc., Class A (China)	118,283	3,528,684
Meituan, Class B (China)(b)*	207,500	4,654,921
NAVER Corp. (South Korea)	21,470	4,294,887
Ozon Holdings PLC ADR (Russia)(d)*	8,944	0
Pinduoduo, Inc. ADR (China)*	41,933	2,055,136
Prosus N.V. (China)*	127,854	8,340,557
Sea Ltd. ADR (Singapore)*	5,761	439,679
Tencent Holdings Ltd. (China)	376,600	14,555,142
Tencent Music Entertainment Group ADR (China)*	325,217	1,369,164
Trip.com Group Ltd. (China)*	75,600	1,949,026
Trip.com Group Ltd. ADR (China)*	91,299	2,353,688

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Internet (Continued)
Vipshop Holdings Ltd. ADR (China)*	294,300	$2,695,788
Yandex N.V., Class A (Russia)(d)*	41,059	0
		61,206,731
Investment Management Companies – 0.7%
EXOR N.V. (Netherlands)	81,000	5,696,933
Iron/Steel – 0.5%
Ternium S.A. ADR (Mexico)	15,129	536,021
thyssenkrupp A.G. (Germany)*	499,300	3,083,717
Vale S.A. ADR (Brazil)	65,855	886,408
		4,506,146
Leisure Time – 0.3%
Bajaj Auto Ltd. (India)	14,004	693,385
Hero MotoCorp Ltd. (India)	8,538	304,831
Shimano, Inc. (Japan)	7,500	1,252,847
		2,251,063
Lodging – 0.5%
Accor S.A. (France)*	160,419	4,162,699
InterContinental Hotels Group PLC (United Kingdom)	7,431	440,473
		4,603,172
Machinery - Construction & Mining – 1.5%
Epiroc AB, Class A (Sweden)	168,298	2,975,794
Hitachi Ltd. (Japan)	35,300	1,787,170
Komatsu Ltd. (Japan)	268,100	6,198,041
Mitsubishi Electric Corp. (Japan)	232,300	2,451,747
		13,412,752
Machinery - Diversified – 3.4%
Atlas Copco AB, Class A (Sweden)	573,949	6,709,101
CNH Industrial N.V. (United Kingdom)	388,566	5,005,768
Daifuku Co. Ltd. (Japan)	35,800	2,282,842
FANUC Corp. (Japan)	25,200	4,346,007
Keyence Corp. (Japan)	11,000	4,359,764
Kubota Corp. (Japan)	189,100	3,139,694
Nabtesco Corp. (Japan)	28,666	687,014
SMC Corp. (Japan)	4,000	1,971,346
Sumitomo Heavy Industries Ltd. (Japan)	33,264	761,075
WEG S.A. (Brazil)	24,400	132,514
		29,395,125
	Number of Shares	Value
Media – 1.0%
Grupo Televisa S.A.B. ADR (Mexico)	269,000	$2,103,580
Informa PLC (United Kingdom)*	397,753	2,892,717
Liberty Global PLC, Class A (United Kingdom)*	168,600	3,668,736
		8,665,033
Metal Fabricate/Hardware – 1.0%
SKF AB, Class B (Sweden)	255,700	4,303,287
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	888,100	4,283,273
		8,586,560
Mining – 2.5%
Anglo American PLC (South Africa)	43,261	1,563,664
BHP Group Ltd. ADR (Australia)(a)	100,016	5,504,881
Cameco Corp. (Canada)	7,903	203,538
Glencore PLC (Australia)*	1,134,983	6,432,746
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	287,472	1,139,283
Rio Tinto PLC (Australia)	94,768	5,721,100
Southern Copper Corp. (Peru)	9,600	478,080
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	481,090
United Tractors Tbk PT (Indonesia)	239,600	523,625
		22,048,007
Miscellaneous Manufacturing – 1.6%
Alfa Laval AB (Sweden)	108,806	3,253,497
Orica Ltd. (Australia)	206,807	2,451,125
Siemens A.G. (Germany)(c)	38,700	4,316,756
Smiths Group PLC (United Kingdom)	102,588	1,936,063
Sunny Optical Technology Group Co. Ltd. (China)	35,000	473,501
Toshiba Corp. (Japan)	37,230	1,510,329
		13,941,271
Office/Business Equipment – 0.2%
FUJIFILM Holdings Corp. (Japan)	24,000	1,370,929
Oil & Gas – 5.0%
Bharat Petroleum Corp. Ltd. (India)	171,506	716,619
BP PLC (United Kingdom)	998,187	4,885,391
Canadian Natural Resources Ltd. (Canada)	22,962	1,267,926

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Oil & Gas (Continued)
Cenovus Energy, Inc. (Canada)	24,504	$466,907
Chevron Corp.	2,980	488,064
China Petroleum & Chemical Corp., Class H (China)	1,267,092	597,379
Ecopetrol S.A. ADR (Colombia)(a)	13,677	146,891
ENEOS Holdings, Inc. (Japan)	191,200	739,639
Eni S.p.A. (Italy)	74,241	892,421
Equinor ASA (Norway)	23,398	900,915
Exxon Mobil Corp.	18,213	1,765,386
Galp Energia SGPS S.A. (Portugal)	204,766	2,161,425
Gazprom PJSC (Russia)(d)*	421,794	0
Imperial Oil Ltd. (Canada)	5,308	254,384
Inpex Corp. (Japan)	142,000	1,627,573
LUKOIL PJSC (Russia)(d)	58,502	0
LUKOIL PJSC ADR (Russia)(d)	2,508	0
MOL Hungarian Oil & Gas PLC (Hungary)	16,278	119,846
Neste OYJ (Finland)	15,691	806,852
OMV A.G. (Austria)	5,818	247,789
Petroleo Brasileiro S.A. ADR (Brazil)	282,738	4,037,499
Reliance Industries Ltd. (India)*	39,878	1,268,293
Repsol S.A. (Spain)	38,005	473,476
Rosneft Oil Co. PJSC GDR (Russia)(c)(d)	210,931	0
Santos Ltd. (Australia)	39,404	204,837
Shell PLC (Netherlands)	475,658	12,688,811
Suncor Energy, Inc. (Canada)	29,194	990,802
TotalEnergies S.E. (France)	71,078	3,630,478
Vibra Energia S.A. (Brazil)	165,700	535,136
Woodside Energy Group Ltd. (Australia)	20,950	473,061
Woodside Energy Group Ltd. ADR (Australia)(a)	36,995	840,157
		43,227,957
Pharmaceuticals – 4.9%
Alfresa Holdings Corp. (Japan)	53,400	712,671
Astellas Pharma, Inc. (Japan)	90,400	1,415,790
AstraZeneca PLC (United Kingdom)	27,938	3,675,001
Bayer A.G. (Germany)(c)	108,860	6,349,832
	Number of Shares	Value
Pharmaceuticals (Continued)
Chugai Pharmaceutical Co. Ltd. (Japan)	165,700	$4,654,978
CSPC Pharmaceutical Group Ltd. (China)	2,872,000	3,144,710
Daiichi Sankyo Co. Ltd. (Japan)	63,900	1,694,290
GSK PLC	80,195	1,684,922
Novartis A.G. (Switzerland)(c)	41,900	3,600,453
Ono Pharmaceutical Co. Ltd. (Japan)	29,800	837,944
Roche Holding A.G. (Genusschein)	22,840	7,582,983
Shionogi & Co. Ltd. (Japan)	56,600	2,903,098
Sinopharm Group Co. Ltd., Class H (China)	671,123	1,537,669
Takeda Pharmaceutical Co. Ltd. (Japan)	92,100	2,702,233
		42,496,574
Pipelines – 0.1%
Petronet LNG Ltd. (India)	306,786	853,843
Real Estate – 0.8%
A-Living Smart City Services Co. Ltd. (China)(b)	562,250	685,812
China Overseas Land & Investment Ltd. (China)	489,500	1,352,695
China Resources Mixc Lifestyle Services Ltd. (China)(a)(b)	123,200	521,972
China Vanke Co. Ltd., Class H (China)	498,200	947,615
Mitsubishi Estate Co. Ltd. (Japan)	153,300	2,276,753
Mitsui Fudosan Co. Ltd. (Japan)	34,600	773,290
Sumitomo Realty & Development Co. Ltd. (Japan)	26,200	723,463
		7,281,600
Retail – 3.5%
Alibaba Health Information Technology Ltd. (China)(a)*	2,706,000	1,624,948
Alimentation Couche-Tard, Inc. (Canada)	68,773	3,072,511
Astra International Tbk PT (Indonesia)	1,742,900	744,389
Cie Financiere Richemont S.A., Class A (Switzerland)(c)	13,780	1,661,559
Clicks Group Ltd. (South Africa)	33,299	560,613

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail (Continued)
CP ALL PCL (Thailand)(c)	816,100	$1,368,323
Fast Retailing Co. Ltd. (Japan)	3,600	2,180,127
Hennes & Mauritz AB, Class B (Sweden)	322,968	4,132,228
Kingfisher PLC (United Kingdom)	136,323	431,309
Nitori Holdings Co. Ltd. (Japan)	18,600	1,967,854
Raia Drogasil S.A. (Brazil)	251,141	1,018,329
Restaurant Brands International, Inc. (Canada)	44,400	2,380,284
SM Investments Corp. (Philippines)	48,870	688,152
Swatch Group (The) A.G. (Bearer) (Switzerland)	9,630	2,563,668
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	191,701	696,915
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	89,313	685,242
Yum China Holdings, Inc. (China)	58,100	2,830,051
Yum China Holdings, Inc. (China)	3,050	142,801
Zhongsheng Group Holdings Ltd. (China)	248,000	1,419,784
		30,169,087
Semiconductors – 4.8%
ASE Technology Holding Co. Ltd. (Taiwan)	487,000	1,419,139
ASML Holding N.V. (Netherlands)	1,271	730,518
ASMPT Ltd. (Hong Kong)	111,900	891,578
Globalwafers Co. Ltd. (Taiwan)	36,000	545,340
Infineon Technologies A.G. (Germany)	188,464	5,168,531
MediaTek, Inc. (Taiwan)	53,000	1,221,125
Novatek Microelectronics Corp. (Taiwan)	96,000	855,244
Samsung Electronics Co. Ltd. (South Korea)	124,364	5,886,790
Samsung Electronics Co. Ltd. GDR (South Korea)(c)	6,160	7,223,903
SK Hynix, Inc. (South Korea)	30,197	2,282,798
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	464,945	7,973,605
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	56,388	4,989,210
	Number of Shares	Value
Semiconductors (Continued)
Tokyo Electron Ltd. (Japan)	6,200	$2,134,000
Vanguard International Semiconductor Corp. (Taiwan)	110,000	264,939
		41,586,720
Software – 2.2%
Dassault Systemes S.E. (France)	68,941	2,956,998
Glodon Co. Ltd., Class A (China)	49,100	337,520
Hundsun Technologies, Inc., Class A (China)	144,000	907,068
Kingdee International Software Group Co. Ltd. (China)*	401,000	865,808
NetEase, Inc. (China)	72,600	1,358,112
Nexon Co. Ltd. (Japan)	34,500	783,223
Open Text Corp. (Canada)	94,300	3,857,275
SAP S.E. (Germany)	48,400	4,514,400
SAP S.E. ADR (Germany)	26,387	2,459,532
Square Enix Holdings Co. Ltd. (Japan)	14,600	677,437
		18,717,373
Telecommunications – 2.0%
America Movil S.A.B. de C.V., Series L ADR (Mexico)	37,147	703,193
BT Group PLC (United Kingdom)	199,015	392,920
Indus Towers Ltd. (India)	438,992	1,236,638
KDDI Corp. (Japan)	89,200	2,859,961
KT Corp. (South Korea)	24,962	725,534
Mobile TeleSystems PJSC ADR (Russia)(d)	138,416	0
Nippon Telegraph & Telephone Corp. (Japan)	54,300	1,551,097
Softbank Corp. (Japan)	53,300	616,268
SoftBank Group Corp. (Japan)	71,600	3,007,687
Telkom Indonesia Persero Tbk PT (Indonesia)	11,134,900	3,180,351
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	32,676	931,266
Vodacom Group Ltd. (South Africa)	92,275	766,677
Vodafone Group PLC (United Kingdom)	647,011	953,474
		16,925,066
Toys/Games/Hobbies – 0.4%
Nintendo Co. Ltd. (Japan)	7,700	3,443,235

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Transportation – 0.7%
Canadian National Railway Co. (Canada)	21,801	$2,761,750
DSV A/S (Denmark)	5,313	895,246
East Japan Railway Co. (Japan)	49,500	2,584,245
		6,241,241
Water – 0.0%(e)
Severn Trent PLC (United Kingdom)	9,710	349,092
Total Common Stocks (Cost $882,976,602)		828,417,080

Preferred Stocks – 0.4%
Banks – 0.0%(e)
Itau Unibanco Holding S.A., 0.86% (Brazil)(f)	40,356	184,695
Semiconductors – 0.4%
Samsung Electronics Co. Ltd., 2.54% (South Korea)(f)	81,100	3,564,317
Total Preferred Stocks (Cost $4,795,658)		3,749,012

Investment Companies – 1.0%
iShares MSCI South Korea ETF(a)	139,239	8,430,921
Total Investment Companies (Cost $9,537,511)		8,430,921

	Number of Share	Value
Short-Term Investments – 4.5%
Money Market Funds – 4.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(g)(h)	15,366,846	$15,366,846
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(g)	23,496,780	23,496,780
Total Short-Term Investments (Cost $38,863,626)		38,863,626
Total Investments – 101.4% (Cost $936,173,397)		879,460,639
Liabilities less Other Assets – (1.4)%		(11,727,422)
NET ASSETS – 100.0%		$867,733,217

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $15,577,235.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of July 31, 2022 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $15,366,846 and total non-cash collateral has a value of $471,476.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qualified Personal Service Corporation
Concentration by Currency (%)(a)
Euro	24.2
Japanese Yen	19.1
British Pound	9.8
Hong Kong Dollar	9.1
U.S. Dollar	9.0
All other currencies less than 5%	28.8
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	19.1
China	13.0
Germany	9.1
United Kingdom	8.8
France	6.5
All other countries less than 5%	43.5
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$102,653,799	$725,763,281	$—*	$828,417,080
Preferred Stocks	184,695	3,564,317	—	3,749,012
Investment Companies	8,430,921	—	—	8,430,921
Short-Term Investments	38,863,626	—	—	38,863,626
Total Investments	$150,133,041	$729,327,598	$—	$879,460,639

*Includes securities determined to have effectively no value as of July 31, 2022.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 3.5%
Other – 3.2%
AGL CLO Ltd., Series 2021-12A, Class D, (3M USD LIBOR + 2.85%, 2.85% Floor), 5.56%, 7/20/34(b)(c)	$250,000	$228,899
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 5.38%, 1/17/32(b)(c)	250,000	233,582
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M USD LIBOR + 0.93%, 0.93% Floor), 3.19%, 5/25/35(c)	207,357	205,921
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 5.89%, 4/22/33(b)(c)	130,000	116,730
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 4.99%, 4/22/35(b)(c)	250,000	229,776
Ballyrock CLO Ltd., Series 2022-19A, Class D, (3M CME Term SOFR + 7.11%, 7.11% Floor), 8.28%, 4/20/35(b)(c)	370,000	332,796
Barings CLO Ltd.,
Series 2018-3A, Class D, (3M USD LIBOR + 2.90%), 5.61%, 7/20/29(b)(c)	260,000	239,996
Series 2016-2A, Class ER2, (3M USD LIBOR + 6.50%, 6.50% Floor), 9.21%, 1/20/32(b)(c)	390,000	342,271

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M USD LIBOR + 6.86%, 6.86% Floor), 9.64%, 7/25/34(b)(c)	250,000	223,756
Bristol Park CLO Ltd.,
Series 2016-1A, Class DR, (3M USD LIBOR + 2.95%, 2.95% Floor), 5.46%, 4/15/29(b)(c)	250,000	236,875
	Par(a)	Value
Other (Continued)
Bristol Park CLO Ltd.,
Series 2016-1A, Class ER, (3M USD LIBOR + 7.00%, 7.00% Floor), 9.51%, 4/15/29(b)(c)	$350,000	$307,033

GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	500,000	414,939
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M USD LIBOR + 4.95%), 7.46%, 4/15/31(b)(c)	250,000	209,363
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	250,000	229,988
Jay Park CLO Ltd., Series 2016-1A, Class DR, (3M USD LIBOR + 5.20%, 5.20% Floor), 7.91%, 10/20/27(b)(c)	590,000	541,631
JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class M1, (1M USD LIBOR + 0.23%, 0.23% Floor), 2.49%, 5/25/37(c)	270,000	257,255
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 3.91%, 10/20/34(b)(c)	300,000	284,038
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.73%, 5/25/58(b)(d)	209,684	200,569
Nassau Ltd., Series 2021-IA, Class D, (3M USD LIBOR + 3.75%, 3.75% Floor), 6.26%, 8/26/34(b)(c)	250,000	235,356
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M USD LIBOR + 2.90%, 2.90% Floor), 5.64%, 10/16/33(b)(c)	250,000	233,425
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 8.87%, 5/15/33(b)(c)	487,000	444,549
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M USD LIBOR + 3.75%, 3.75% Floor), 6.26%, 10/15/34(b)(c)	280,000	262,663

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	$444,628	$408,382
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 3.96%, 5/25/55(b)(d)	220,000	197,502
Series 2017-5, Class B1, (1M USD LIBOR + 1.80%), 2.97%, 2/25/57(b)(c)	250,000	244,323
Series 2019-HY2, Class B1, (1M USD LIBOR + 2.25%, 2.25% Floor), 4.51%, 5/25/58(b)(c)	190,000	181,293

Voya CLO Ltd., Series 2020-3A, Class DR, (3M USD LIBOR + 3.25%, 3.25% Floor), 5.96%, 10/20/34(b)(c)	260,000	244,303
		7,287,214
Student Loan – 0.3%
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M USD LIBOR + 0.29%), 2.55%, 1/25/33(c)	189,448	170,259
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	400,000	375,919
		546,178
Total Asset-Backed Securities (Cost $8,151,849)		7,833,392

	Number of Shares
Common Stocks – 42.1%
Advertising – 0.0%(e)
WPP PLC (United Kingdom)	5,347	57,707
Aerospace/Defense – 2.1%
BAE Systems PLC (United Kingdom)	10,198	95,849
Raytheon Technologies Corp.	50,300	4,688,463
		4,784,312
Agriculture – 2.5%
Altria Group, Inc.	49,645	2,177,430
	Number of Shares	Value
Agriculture (Continued)
British American Tobacco PLC (United Kingdom)	4,467	$175,033
British American Tobacco PLC ADR (United Kingdom)	84,851	3,323,614
		5,676,077
Auto Manufacturers – 1.5%
Toyota Motor Corp. ADR (Japan)(f)	16,045	2,608,757
Volvo AB, Class B (Sweden)	41,959	753,333
		3,362,090
Auto Parts & Equipment – 0.2%
Cie Generale des Etablissements Michelin S.C.A. (France)	19,034	532,658
Banks – 4.1%
ABN AMRO Bank N.V. - CVA (Netherlands)(b)	3,667	37,396
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	21,532	97,576
Banco Santander S.A. (Spain)	61,381	153,567
Barclays PLC (United Kingdom)	82,657	158,335
BNP Paribas S.A. (France)	29,716	1,404,002
CaixaBank S.A. (Spain)	14,343	43,068
Credit Suisse Group A.G. (Switzerland)(g)	5,959	34,661
DNB Bank ASA (Norway)	2,221	43,811
Erste Group Bank A.G. (Austria)	1,809	45,863
HSBC Holdings PLC (United Kingdom)	102,456	641,780
ING Groep N.V. (Netherlands)	18,510	179,803
Intesa Sanpaolo S.p.A. (Italy)	43,416	77,099
JPMorgan Chase & Co.	22,140	2,554,070
KBC Group N.V. (Belgium)	633	33,155
Lloyds Banking Group PLC (United Kingdom)	473,002	261,882
Natwest Group PLC (United Kingdom)	49,416	150,089
Nordea Bank Abp (Finland)	8,955	88,296
Skandinaviska Enskilda Banken AB Class A (Sweden)	6,320	68,467
Standard Chartered PLC (United Kingdom)	18,026	124,248
Svenska Handelsbanken AB, Class A (Sweden)	293,251	2,636,888

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Banks (Continued)
Swedbank AB, Class A (Sweden)	5,933	$82,173
UBS Group A.G. (Switzerland)(g)	10,591	173,060
UniCredit S.p.A. (Italy)	4,865	48,113
		9,137,402
Beverages – 0.1%
Diageo PLC (United Kingdom)	4,894	231,838
Building Materials – 0.7%
Cie de Saint-Gobain (France)	17,387	810,753
Xinyi Glass Holdings Ltd. (China)(f)	386,345	762,002
		1,572,755
Commercial Services – 0.1%
Experian PLC (United Kingdom)	1,996	69,885
RELX PLC (United Kingdom)	3,891	115,210
Rentokil Initial PLC (United Kingdom)	7,261	47,944
		233,039
Computers – 0.3%
Quanta Computer, Inc. (Taiwan)	211,400	600,151
Cosmetics/Personal Care – 0.1%
Haleon PLC (United Kingdom)*	10,039	35,674
Unilever PLC (United Kingdom)	4,931	240,154
		275,828
Distribution/Wholesale – 0.0%(e)
Bunzl PLC (United Kingdom)	1,233	46,275
Ferguson PLC	378	47,552
		93,827
Diversified Financial Services – 0.3%
Deutsche Boerse A.G. (Germany)	738	128,829
Julius Baer Group Ltd. (Switzerland)	1,281	66,241
London Stock Exchange Group PLC (United Kingdom)	2,392	233,442
Schroders PLC (United Kingdom)	604	21,908
St James's Place PLC (United Kingdom)	6,569	98,673
		549,093
	Number of Shares	Value
Electric – 2.0%
Duke Energy Corp.	36,350	$3,995,955
Enel S.p.A. (Italy)	53,306	268,730
National Grid PLC (United Kingdom)	6,497	89,461
SSE PLC (United Kingdom)	2,085	45,033
		4,399,179
Entertainment – 1.9%
Entain PLC (United Kingdom)*	3,187	46,897
OPAP S.A. (Greece)	302,710	4,193,844
		4,240,741
Food – 0.5%
Associated British Foods PLC (United Kingdom)	2,216	45,263
Tesco PLC (United Kingdom)	351,941	1,128,723
		1,173,986
Food Service – 0.0%(e)
Compass Group PLC (United Kingdom)	3,827	89,691
Forest Products & Paper – 1.0%
Smurfit Kappa Group PLC (Ireland)	27,405	993,360
UPM-Kymmene OYJ (Finland)	40,565	1,285,496
		2,278,856
Healthcare - Products – 0.0%(e)
Smith & Nephew PLC (United Kingdom)	3,068	39,335
Healthcare - Services – 0.2%
Sonic Healthcare Ltd. (Australia)	19,484	469,204
Home Builders – 0.2%
Berkeley Group Holdings (The) PLC (United Kingdom)*	881	45,656
Persimmon PLC (United Kingdom)	19,777	456,181
		501,837
Household Products/Wares – 0.1%
Reckitt Benckiser Group PLC (United Kingdom)	1,717	139,274
Insurance – 2.4%
Allianz S.E. (Germany)(g)	1,546	280,763
Assicurazioni Generali S.p.A. (Italy)	2,518	37,643

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Insurance (Continued)
Aviva PLC (United Kingdom)	19,934	$96,537
AXA S.A. (France)	7,553	174,040
Hannover Rueck S.E. (Germany)	266	37,731
Legal & General Group PLC (United Kingdom)	41,612	132,889
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(g)	480	108,819
Prudential PLC (Hong Kong)	17,848	220,144
Sampo OYJ, Class A (Finland)	1,063	45,925
Swiss Life Holding A.G. (Switzerland)(g)	123	65,158
Swiss Re A.G.	1,131	84,867
Tryg A/S (Denmark)	2,261	51,554
Zurich Insurance Group A.G. (Switzerland)	9,393	4,100,311
		5,436,381
Investment Management Companies – 0.1%
Investor AB, Class B (Sweden)	6,237	116,393
Kinnevik AB, Class B (Sweden)*	2,096	37,753
		154,146
Iron/Steel – 0.9%
Vale S.A. (Brazil)	149,065	2,010,927
Lodging – 0.0%(e)
InterContinental Hotels Group PLC (United Kingdom)	770	45,642
Media – 0.0%(e)
Informa PLC (United Kingdom)*	6,356	46,225
Mining – 0.9%
Anglo American PLC (South Africa)	2,652	95,856
Glencore PLC (Australia)*	18,707	106,026
Rio Tinto Ltd. (Australia)	22,426	1,553,775
Rio Tinto PLC (Australia)	2,836	171,208
		1,926,865
Miscellaneous Manufacturing – 0.0%(e)
Smiths Group PLC (United Kingdom)	2,435	45,954
Oil & Gas – 3.3%
BP PLC (United Kingdom)	37,558	183,819
	Number of Shares	Value
Oil & Gas (Continued)
Gazprom PJSC ADR (Russia)(h)*	16,890	$0
LUKOIL PJSC (Russia)(h)	340	0
LUKOIL PJSC ADR (Russia)(h)	892	0
Petroleo Brasileiro S.A. (Brazil)	548,827	3,933,149
Rosneft Oil Co. PJSC GDR (Russia)(g)(h)	17,410	0
Shell PLC (Netherlands)	14,862	396,463
TotalEnergies S.E. ADR (France)	54,778	2,796,965
		7,310,396
Pharmaceuticals – 5.2%
AstraZeneca PLC (United Kingdom)	2,896	380,944
GSK PLC	8,315	174,704
Merck & Co., Inc.	42,150	3,765,681
Novartis A.G. ADR (Switzerland)	46,345	3,977,791
Sanofi ADR (France)	67,471	3,353,309
		11,652,429
Pipelines – 1.5%
Antero Midstream Corp.	9,330	93,860
Cheniere Energy, Inc.	4,323	646,634
Enbridge, Inc. (Canada)	13,913	624,838
Equitrans Midstream Corp.	18,140	142,399
Kinder Morgan, Inc.	25,176	452,916
ONEOK, Inc.	3,867	231,015
Pembina Pipeline Corp. (Canada)	3,685	140,689
Targa Resources Corp.	1,400	96,754
TC Energy Corp. (Canada)	8,405	448,096
Williams (The) Cos., Inc.	11,651	397,183
		3,274,384
Private Equity – 1.1%
Macquarie Korea Infrastructure Fund (South Korea)	250,000	2,503,493
Real Estate Investment Trusts – 3.5%
PLA Administradora Industrial S. de R.L. de C.V. (Mexico)	2,588,313	3,708,745
PowerGrid Infrastructure Investment Trust (India)(b)	2,411,000	4,078,499
		7,787,244
Retail – 0.0%(e)
Kingfisher PLC (United Kingdom)	14,879	47,075

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Semiconductors – 0.5%
MediaTek, Inc. (Taiwan)	48,000	$1,105,924
Telecommunications – 4.8%
BCE, Inc. (Canada)	71,805	3,628,307
BT Group PLC (United Kingdom)	20,635	40,740
Cisco Systems, Inc.	57,923	2,627,967
Softbank Corp. (Japan)	372,385	4,305,611
Vodafone Group PLC (United Kingdom)	67,087	98,863
		10,701,488
Transportation – 0.0%(e)
Poste Italiane S.p.A. (Italy)(b)	4,255	35,743
Water – 0.0%(e)
Severn Trent PLC (United Kingdom)	1,003	36,060
Total Common Stocks (Cost $97,442,244)		94,559,256

	Par(a)
Convertible Bonds – 0.2%
Media – 0.1%
DISH Network Corp., 3.38%, 8/15/26	$190,000	135,193
Real Estate Investment Trusts – 0.1%
Apollo Commercial Real Estate Finance, Inc., 5.37%, 10/15/23	130,000	127,888
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	100,000	94,438
		222,326
Total Convertible Bonds (Cost $369,634)		357,519

Corporate Bonds – 13.6%
Advertising – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29(b)(f)	200,000	161,000
Aerospace/Defense – 0.6%
Boeing (The) Co.,
2.20%, 2/04/26	50,000	46,558
3.25%, 2/01/35	280,000	228,571
5.81%, 5/01/50	100,000	99,343
5.93%, 5/01/60	140,000	138,586
	Par(a)	Value
Aerospace/Defense (Continued)

TransDigm, Inc., 8.00%, 12/15/25(b)	$480,000	$497,386
Triumph Group, Inc.,
8.87%, 6/01/24(b)	30,000	31,031
7.75%, 8/15/25	260,000	222,526
		1,264,001
Agriculture – 0.1%
Altria Group, Inc., 5.95%, 2/14/49	80,000	73,442
Darling Ingredients, Inc., 6.00%, 6/15/30(b)(f)	110,000	113,765
		187,207
Airlines – 0.7%
American Airlines, Inc., 11.75%, 7/15/25(b)	330,000	366,300
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	200,000	191,500
Delta Air Lines, Inc., 7.00%, 5/01/25(b)	70,000	73,125
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	380,000	371,145
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	230,000	223,581
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	220,000	222,198
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	130,000	135,849
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	47,760	45,337
		1,629,035
Auto Manufacturers – 0.8%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	70,000	66,522
Ford Motor Co., 3.25%, 2/12/32	280,000	233,800
Ford Motor Credit Co. LLC,
4.95%, 5/28/27(f)	200,000	196,500
2.90%, 2/16/28	200,000	173,504
5.11%, 5/03/29(f)	200,000	194,438
4.00%, 11/13/30	600,000	530,351

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Auto Manufacturers (Continued)

General Motors Co., 6.13%, 10/01/25	$80,000	$84,100
PM General Purchaser LLC, 9.50%, 10/01/28(b)	480,000	416,678
		1,895,893
Auto Parts & Equipment – 0.1%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)(f)	250,000	252,320
Banks – 0.1%
JPMorgan Chase & Co., (SOFR + 1.56%), 4.32%, 4/26/28(i)	180,000	180,743
Wells Fargo & Co., (SOFR + 4.50%), 5.01%, 4/04/51(i)	80,000	83,017
		263,760
Building Materials – 0.1%
Builders FirstSource, Inc., 4.25%, 2/01/32(b)	160,000	136,924
SRM Escrow Issuer LLC, 6.00%, 11/01/28(b)	160,000	148,462
		285,386
Commercial Services – 1.0%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	63,000	59,024
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.62%, 7/15/26(b)	100,000	96,897
6.00%, 6/01/29(b)(f)	200,000	153,750

Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	121,814
CoreCivic, Inc., 8.25%, 4/15/26(f)	430,000	427,188
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 2/01/26(b)	160,000	144,219
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)(f)	120,000	91,934
Rent-A-Center, Inc., 6.38%, 2/15/29(b)(f)	260,000	206,228
StoneMor, Inc., 8.50%, 5/15/29(b)	300,000	262,500
United Rentals North America, Inc., 5.50%, 5/15/27	560,000	569,243
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	60,000	53,590
		2,186,387
	Par(a)	Value
Computers – 0.1%
NCR Corp., 5.13%, 4/15/29(b)(f)	$180,000	$172,814
Distribution/Wholesale – 0.1%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)(f)	150,000	130,125
Diversified Financial Services – 0.4%
Aviation Capital Group LLC, 5.50%, 12/15/24(b)	80,000	79,378
Burford Capital Global Finance LLC, 6.87%, 4/15/30(b)	200,000	177,671
Coinbase Global, Inc., 3.63%, 10/01/31(b)	140,000	82,960
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)	180,000	166,050
LD Holdings Group LLC, 6.12%, 4/01/28(b)	130,000	78,975
Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	200,000	183,760
Navient Corp., 5.63%, 8/01/33	50,000	38,794
StoneX Group, Inc., 8.62%, 6/15/25(b)	90,000	91,416
		899,004
Electric – 0.0%(e)
NRG Energy, Inc., 3.63%, 2/15/31(b)	10,000	8,376
Energy - Alternate Sources – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)(f)	410,000	385,400
Engineering & Construction – 0.0%(e)
Tutor Perini Corp., 6.88%, 5/01/25(b)(f)	70,000	62,296
Entertainment – 0.4%
AMC Entertainment Holdings, Inc., 10.00%, 6/15/26(b)(f)	170,000	134,488
Boyne USA, Inc., 4.75%, 5/15/29(b)	360,000	337,050
Magallanes, Inc., 3.76%, 3/15/27(b)	390,000	374,931
		846,469
Food – 0.1%
Kraft Heinz Foods Co., 4.38%, 6/01/46	160,000	140,641
Simmons Foods, Inc., 4.62%, 3/01/29(b)	150,000	136,944
		277,585

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Food Service – 0.0%(e)
TKC Holdings, Inc., 10.50%, 5/15/29(b)	$70,000	$62,125
Healthcare - Products – 0.1%
Medline Borrower L.P., 3.88%, 4/01/29(b)	220,000	198,825
Healthcare - Services – 0.3%
Akumin Escrow, Inc., 7.50%, 8/01/28(b)	150,000	112,283
Centene Corp., 4.25%, 12/15/27	80,000	78,601
CHS/Community Health Systems, Inc., 6.13%, 4/01/30(b)(f)	400,000	213,852
Radiology Partners, Inc., 9.25%, 2/01/28(b)(f)	180,000	132,394
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	150,000	141,000
US Renal Care, Inc., 10.62%, 7/15/27(b)(f)	150,000	69,000
		747,130
Home Builders – 0.0%(e)
MDC Holdings, Inc., 6.00%, 1/15/43	50,000	42,592
Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., 7.62%, 10/15/25(b)(j)	400,000	383,600
NMI Holdings, Inc., 7.38%, 6/01/25(b)	150,000	151,891
		535,491
Internet – 0.0%(e)
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/26(b)	90,000	66,159
Leisure Time – 0.5%
Carnival Corp., 10.50%, 6/01/30(b)	210,000	186,818
Carnival PLC, 7.87%, 6/01/27	790,000	804,220
NCL Corp. Ltd., 5.88%, 2/15/27(b)	220,000	202,180
VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	17,746
		1,210,964
	Par(a)	Value
Lodging – 0.1%
Full House Resorts, Inc., 8.25%, 2/15/28(b)	$40,000	$32,562
Las Vegas Sands Corp., 3.50%, 8/18/26(f)	80,000	74,780
		107,342
Machinery - Construction & Mining – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)(f)	350,000	309,750
Machinery - Diversified – 0.1%
Granite U.S. Holdings Corp., 11.00%, 10/01/27(b)	270,000	251,100
Media – 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	370,000	319,891
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	60,266
CSC Holdings LLC,
6.50%, 2/01/29(b)	400,000	386,640
5.75%, 1/15/30(b)	200,000	161,506
4.50%, 11/15/31(b)	200,000	170,000

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.87%, 8/15/27(b)	310,000	288,793
DISH DBS Corp.,
5.75%, 12/01/28(b)	150,000	121,687
5.13%, 6/01/29	240,000	156,587

Gannett Holdings LLC, 6.00%, 11/01/26(b)(f)	170,000	144,075
Time Warner Cable LLC, 6.75%, 6/15/39(f)	90,000	91,555
		1,901,000
Metal Fabricate/Hardware – 0.2%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	120,000	120,920
Park-Ohio Industries, Inc., 6.62%, 4/15/27	330,000	263,175
		384,095
Mining – 0.0%(e)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	56,244
Oil & Gas – 2.3%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	550,000	516,764

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas (Continued)
Chord Energy Corp., 6.37%, 6/01/26(b)	$260,000	$256,100
Colgate Energy Partners III LLC, 5.88%, 7/01/29(b)	420,000	384,439
Continental Resources, Inc., 5.75%, 1/15/31(b)	170,000	167,622
Devon Energy Corp., 5.00%, 6/15/45(f)	170,000	164,007
Diamondback Energy, Inc., 3.13%, 3/24/31	250,000	226,178
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	160,000	160,246
EQT Corp.,
6.12%, 2/01/25	100,000	104,122
3.13%, 5/15/26(b)	20,000	19,204
7.00%, 2/01/30	150,000	164,231

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32(b)	120,000	108,078
Northern Oil and Gas, Inc., 8.12%, 3/01/28(b)	220,000	212,850
Occidental Petroleum Corp.,
7.20%, 3/15/29	60,000	63,449
6.62%, 9/01/30	420,000	465,946
4.50%, 7/15/44	70,000	58,514

Penn Virginia Holdings LLC, 9.25%, 8/15/26(b)	260,000	256,100
Range Resources Corp.,
8.25%, 1/15/29	420,000	449,774
4.75%, 2/15/30(b)(f)	200,000	191,000
Southwestern Energy Co.,
7.75%, 10/01/27	675,000	703,958
4.75%, 2/01/32	160,000	149,200

Viper Energy Partners L.P., 5.38%, 11/01/27(b)	250,000	244,015
		5,065,797
Packaging & Containers – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)	210,000	216,038
Pactiv LLC,
7.95%, 12/15/25	40,000	35,595
8.38%, 4/15/27	100,000	86,500
		338,133
Pharmaceuticals – 0.5%
AdaptHealth LLC, 4.62%, 8/01/29(b)	220,000	196,904
	Par(a)	Value
Pharmaceuticals (Continued)
Bausch Health Americas, Inc., 8.50%, 1/31/27(b)(f)	$20,000	$12,632
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	40,000	35,600
6.12%, 2/01/27(b)(f)	90,000	76,618

Option Care Health, Inc., 4.38%, 10/31/29(b)(f)	360,000	328,500
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	460,000	370,682
		1,020,936
Pipelines – 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	220,000	219,420
Cheniere Energy Partners L.P., 3.25%, 1/31/32	150,000	130,875
DCP Midstream L.P., (3M USD LIBOR + 5.15%), 7.37%, 12/15/22(i)(k)	200,000	181,517
DCP Midstream Operating L.P., 6.75%, 9/15/37(b)	200,000	198,000
Energy Transfer L.P.,
5.50%, 6/01/27	40,000	41,298
(5Y US Treasury CMT + 5.31%), 7.12%, 5/15/30(i)(k)	70,000	63,000
5.35%, 5/15/45	90,000	81,990
Enterprise Products Operating LLC,
3.70%, 1/31/51	50,000	41,632
3.95%, 1/31/60	30,000	24,637
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	100,000	102,913
4.75%, 1/15/31(b)(f)	150,000	135,510

Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 6/15/24	120,000	115,384
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(b)	130,000	112,381
Plains All American Pipeline L.P., (3M USD LIBOR + 4.11%), 6.12%, 11/15/22(i)(k)	120,000	91,059
Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	100,000	89,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26(b)	120,000	114,494

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Pipelines (Continued)

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	$80,000	$72,100
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	250,000	235,018
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	100,000	93,428
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	210,000	193,597
3.88%, 11/01/33(b)	370,000	321,212
Western Midstream Operating L.P.,
5.45%, 4/01/44	340,000	304,293
5.30%, 3/01/48	410,000	359,546

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	38,397
		3,361,451
Real Estate – 0.2%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25(b)	290,000	246,500
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(b)(f)	210,000	171,494
		417,994
Real Estate Investment Trusts – 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.62%, 6/15/29(b)	140,000	110,250
Diversified Healthcare Trust,
9.75%, 6/15/25	74,000	73,645
4.75%, 2/15/28(f)	40,000	30,076
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)	80,000	71,318
4.75%, 6/15/29(b)	50,000	42,677
Service Properties Trust,
4.35%, 10/01/24	40,000	35,790
5.50%, 12/15/27(f)	150,000	130,295
		494,051
Retail – 0.5%
Bath & Body Works, Inc.,
5.25%, 2/01/28	150,000	141,437
6.62%, 10/01/30(b)(f)	70,000	66,798
	Par(a)	Value
Retail (Continued)

Bed Bath & Beyond, Inc., 5.17%, 8/01/44	$230,000	$40,250
Carrols Restaurant Group, Inc., 5.87%, 7/01/29(b)	70,000	50,223
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 1/15/29(b)	80,000	74,600
FirstCash, Inc., 5.63%, 1/01/30(b)(f)	180,000	169,002
Guitar Center, Inc., 8.50%, 1/15/26(b)	340,000	312,076
Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)(f)	170,000	116,450
Sally Holdings LLC/Sally Capital, Inc., 5.62%, 12/01/25(f)	160,000	159,800
		1,130,636
Software – 0.3%
Central Parent, Inc./Central Merger Sub, Inc., 7.25%, 6/15/29(b)(f)	150,000	152,460
Clarivate Science Holdings Corp., 4.87%, 7/01/29(b)(f)	80,000	70,800
Minerva Merger Sub, Inc., 6.50%, 2/15/30(b)	270,000	244,350
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)(f)	70,000	57,853
Ziff Davis, Inc., 4.62%, 10/15/30(b)(f)	210,000	192,591
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/01/29(b)(f)	70,000	62,650
		780,704
Telecommunications – 0.4%
CommScope, Inc.,
8.25%, 3/01/27(b)(f)	40,000	34,800
4.75%, 9/01/29(b)	170,000	147,812

GoTo Group, Inc., 5.50%, 9/01/27(b)(f)	100,000	72,978
Switch Ltd., 4.12%, 6/15/29(b)(f)	70,000	70,835
T-Mobile USA, Inc., 3.50%, 4/15/31	270,000	249,669
Verizon Communications, Inc.,
3.40%, 3/22/41	110,000	93,648
3.55%, 3/22/51	50,000	41,928
3.70%, 3/22/61	80,000	65,575

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Telecommunications (Continued)

Viavi Solutions, Inc., 3.75%, 10/01/29(b)	$60,000	$52,859
		830,104
Transportation – 0.2%
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)	70,000	48,765
XPO CNW, Inc., 6.70%, 5/01/34	310,000	293,240
		342,005
Total Corporate Bonds (Cost $33,226,397)		30,561,686

Foreign Issuer Bonds – 7.7%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	169,567
Argentina – 0.3%
Provincia de Buenos Aires, (Step to 5.25% on 9/1/22), 3.90%, 9/01/37(b)(l)	600,000	188,700
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	112,750
Transportadora de Gas del Sur S.A., 6.75%, 5/02/25(b)	200,000	162,000
YPF S.A., 8.50%, 7/28/25(b)	400,000	254,984
		718,434
Brazil – 0.8%
B3 SA - Brasil Bolsa Balcao, 4.12%, 9/20/31(b)	250,000	210,065
Braskem Netherlands Finance B.V., 4.50%, 1/10/28(b)	270,000	254,812
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	208,384
Petrobras Global Finance B.V.,
5.30%, 1/27/25	150,000	153,479
6.85%, 6/05/15(m)	310,000	275,903

Suzano Austria GmbH, 3.13%, 1/15/32	500,000	406,375
Vale Overseas Ltd., 6.25%, 8/10/26(f)	250,000	267,470
		1,776,488
Canada – 0.4%
Air Canada, 3.88%, 8/15/26(b)	90,000	82,800
GFL Environmental, Inc., 5.13%, 12/15/26(b)	110,000	110,716
	Par(a)	Value
Canada (Continued)
Hudbay Minerals, Inc., 6.12%, 4/01/29(b)(f)	$90,000	$69,975
MEG Energy Corp., 7.12%, 2/01/27(b)	200,000	207,290
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	50,000	46,000
TransAlta Corp., 6.50%, 3/15/40	430,000	412,379
		929,160
Chile – 0.1%
VTR Comunicaciones S.p.A., 5.13%, 1/15/28(b)	200,000	145,827
China – 0.3%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(j)	250,000	192,500
Prosperous Ray Ltd., 4.63%, 11/12/23	200,000	203,142
Prosus N.V., 3.06%, 7/13/31(b)	270,000	210,928
		606,570
Colombia – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)(f)	250,000	204,444
Dominican Republic – 0.1%
Dominican Republic International Bond, 6.00%, 2/22/33(b)(f)	300,000	271,992
France – 0.1%
Altice France S.A., 5.13%, 7/15/29(b)	200,000	171,170
Gabon – 0.1%
Gabon Government International Bond, 7.00%, 11/24/31(b)	200,000	141,980
Germany – 0.1%
ZF North America Capital, Inc., 4.75%, 4/29/25(b)	330,000	314,122
Ghana – 0.0%(e)
Ghana Government International Bond, 8.12%, 3/26/32(b)	250,000	111,960

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Hong Kong – 0.1%
Melco Resorts Finance Ltd.,
4.88%, 6/06/25(b)		$200,000	$162,643
5.37%, 12/04/29(b)		200,000	136,508
			299,151
Indonesia – 1.1%
Indonesia Government International Bond, 3.50%, 1/11/28		400,000	392,107
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	31,834,000,000	2,076,743
			2,468,850
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32		300,000	251,958
Avolon Holdings Funding Ltd.,
5.12%, 10/01/23(b)		60,000	59,442
4.25%, 4/15/26(b)		60,000	55,877
			367,277
Israel – 0.3%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		430,000	393,450
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/27		210,000	201,337
			594,787
Italy – 0.1%
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(i)		210,000	172,409
Ivory Coast – 0.0%(e)
Ivory Coast Government International Bond, 5.75%, 12/31/32		156,736	138,851
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	223,866
Kazakhstan – 0.3%
Kazakhstan Government International Bond, 5.12%, 7/21/25		220,000	230,936
	Par(a)	Value
Kazakhstan (Continued)
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)	$250,000	$223,545
KazTransGas JSC, 4.38%, 9/26/27(b)	200,000	175,300
		629,781
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)	210,000	221,450
Luxembourg – 0.5%
Altice France Holding S.A., 10.50%, 5/15/27(b)	620,000	585,528
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(j)	200,000	151,356
FAGE International S.A./FAGE USA Dairy Industry, Inc., 5.62%, 8/15/26(b)	420,000	373,718
		1,110,602
Macau – 0.2%
Sands China Ltd., 3.10%, 3/08/29(b)(f)	450,000	357,723
Wynn Macau Ltd., 5.62%, 8/26/28(b)	240,000	187,200
		544,923
Mexico – 0.4%
Banco Mercantil del Norte S.A.,
(10Y US Treasury CMT + 5.35%), 7.62%, 1/10/28(b)(i)(k)	230,000	216,036
(10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(i)(k)	250,000	224,375

Mexico Government International Bond, 4.75%, 3/08/44	500,000	435,014
		875,425
Panama – 0.1%
Panama Government International Bond, 4.50%, 4/01/56	200,000	162,007
Peru – 0.3%
Peruvian Government International Bond, 2.78%, 1/23/31	240,000	211,396
Petroleos del Peru S.A., 5.63%, 6/19/47(b)	250,000	175,938
Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)	260,000	227,500
		614,834

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Qatar – 0.2%
Qatar Government International Bond, 4.82%, 3/14/49(b)	$400,000	$427,234
South Africa – 0.1%
Sasol Financing U.S.A. LLC, 5.50%, 3/18/31	250,000	203,875
Switzerland – 0.3%
Credit Suisse Group A.G., (5Y US Treasury CMT + 6.38%), 9.75%, 6/23/27(b)(i)(k)	240,000	254,880
UBS Group A.G., (5Y USD Swap Rate + 4.34%), 7.00%, 1/31/24(b)(i)(k)	500,000	509,065
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.37%, 2/01/30(b)	50,000	43,526
		807,471
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)	250,000	215,000
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)	290,000	278,381
United Kingdom – 0.2%
Mclaren Finance PLC, 7.50%, 8/01/26(b)	200,000	171,715
Neptune Energy Bondco PLC, 6.62%, 5/15/25(b)	200,000	193,280
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	181,000
		545,995
Zambia – 0.4%
First Quantum Minerals Ltd.,
6.87%, 3/01/26(b)	490,000	472,785
6.88%, 10/15/27(b)(f)	480,000	457,200
		929,985
Total Foreign Issuer Bonds (Cost $19,102,299)		17,393,868

	Number of Shares
Master Limited Partnerships – 2.7%
Pipelines – 2.7%
Energy Transfer L.P.	433,052	4,897,818
Enterprise Products Partners L.P.	23,228	620,884
	Number of Shares	Value
Pipelines (Continued)
Magellan Midstream Partners L.P.	3,981	$205,022
MPLX L.P.	6,224	202,342
Plains All American Pipeline L.P.	15,279	168,680
		6,094,746
Total Master Limited Partnerships (Cost $5,977,818)		6,094,746

	Par(a)
Mortgage-Backed Securities – 3.4%
Commercial Mortgage-Backed Securities – 1.6%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, (1M USD LIBOR + 1.65%, 1.65% Floor), 3.65%, 9/15/36(b)(c)	$270,000	255,451
Series 2021-ACNT, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 2.85%, 11/15/38(b)(c)	197,000	190,563
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 2.95%, 1/17/39(b)(c)	212,000	205,251
BX Trust,
Series 2021-SDMF, Class F, (1M USD LIBOR + 1.94%, 1.94% Floor), 3.94%, 9/15/34(b)(c)	210,000	195,222
Series 2021-ARIA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 2.90%, 10/15/36(b)(c)	270,000	256,147

BXHPP Trust, Series 2021-FILM, Class C, (1M USD LIBOR + 1.10%, 1.10% Floor), 3.10%, 8/15/36(b)(c)	270,000	247,584
Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48	260,000	258,350
Extended Stay America Trust,
Series 2021-ESH, Class A, (1M USD LIBOR + 1.08%, 1.08% Floor), 3.08%, 7/15/38(b)(c)	268,348	262,277
Series 2021-ESH, Class C, (1M USD LIBOR + 1.70%, 1.70% Floor), 3.70%, 7/15/38(b)(c)	258,410	250,611

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Extended Stay America Trust,
Series 2021-ESH, Class E, (1M USD LIBOR + 2.85%, 2.85% Floor), 4.85%, 7/15/38(b)(c)	$258,410	$247,369

GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.16%, 5/10/50	195,706	190,152
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, (1M CME Term SOFR + 2.17%, 2.17% Floor), 4.12%, 4/15/37(b)(c)	210,000	195,268
LAQ Mortgage Trust, Series 2022-LAQ, Class A, (1M CME Term SOFR + 1.72%, 1.72% Floor), 3.82%, 3/15/39(b)(c)	245,040	239,045
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 3.36%, 3/15/39(b)(c)	260,000	251,531
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 7.24%, 3/15/39(b)(c)	200,000	188,821

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 7.09%, 3/15/39(b)(c)	195,000	185,973
		3,619,615
Whole Loan – 1.8%
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(d)	225,437	218,818
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(d)	186,442	183,843
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	233,052	228,489

COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 2/25/67(b)(d)	247,606	240,261
	Par(a)	Value
Whole Loan (Continued)

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	$240,323	$223,039
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 4.91%, 8/25/33(b)(c)	270,000	243,504
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (1M USD LIBOR + 4.15%, 4.15% Floor), 6.41%, 2/25/30(c)	330,000	340,117
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 6.51%, 1/25/31(c)	250,000	256,106
Freddie Mac STACR REMIC Trust,
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 5.16%, 11/25/41(b)(c)	210,000	193,048
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 6.32%, 10/25/50(b)(c)	180,000	184,315
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 3.91%, 2/25/42(b)(c)	210,000	198,450

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)(d)	229,311	222,468
New Residential Mortgage Loan Trust,
Series 2018-RPL1, Class A1, 3.50%, 12/25/57(b)	478,490	467,937
Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(d)	247,896	230,064

Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	260,000	253,432

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	$100,000	$89,601
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	251,474	237,912
		4,011,404
Total Mortgage-Backed Securities (Cost $7,836,014)		7,631,019

Term Loans – 10.0%(c)
Advertising – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 7.55%, 5/18/29	200,000	187,876
Aerospace/Defense – 0.3%
Vertex Aerospace Services Corp., Initial Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 6.37%, 12/06/28	668,325	648,416
Airlines – 0.4%
Air Canada, Term Loan, (3M USD LIBOR + 3.50%, 0.75% Floor), 4.25%, 8/11/28	460,000	442,092
United AirLines, Inc., Class B Term Loan, (3M USD LIBOR + 3.75%, 0.75% Floor), 6.53%, 4/21/28	457,683	439,719
		881,811
Auto Parts & Equipment – 0.2%
Clarios Global L.P., Amendment No. 1 Dollar Term Loan, (1M USD LIBOR + 3.25%), 5.62%, 4/30/26	460,000	441,848
Beverages – 0.2%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 5.75%, 3/31/28	457,689	404,771
	Par(a)	Value
Chemicals – 0.1%
Hexion Holdings Corp., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 5.92%, 3/15/29	$230,000	$204,222
Commercial Services – 1.2%
Adtalem Global Education, Inc., Term B Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 6.16%, 8/12/28	245,333	240,120
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 6.12%, 5/12/28	198,998	185,637
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, (1M USD LIBOR + 3.75%), 6.12%, 1/29/27	457,665	442,507
Garda World Security Corp., Term B-2 Loan, (1M USD LIBOR + 4.25%), 6.47%, 10/30/26	360,000	339,750
Mister Car Wash Holdings, Inc., Initial Term Loan, (1M USD LIBOR + 3.00%), 5.37%, 5/14/26	458,931	445,810
PECF USS Intermediate Holding III Corp., Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 6.62%, 12/15/28	457,700	417,651
Prime Security Services Borrower LLC, 2021 Refinancing Term B-1 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 4.46%, 9/23/26	338,287	328,186
Verscend Holding Corp., Term B-1 Loan, (1M USD LIBOR + 4.00%), 6.37%, 8/27/25	467,598	454,449
		2,854,110
Computers – 0.6%
Magenta Buyer LLC, Initial Term Loan,
(1M USD LIBOR + 4.75%, 0.75% Floor), 7.05%, 7/27/28	457,694	434,320
(1M USD LIBOR + 8.25%, 0.75% Floor), 10.55%, 7/27/29	460,000	433,550

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Computers (Continued)

UST Global, Inc., Initial Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 6.01%, 11/20/28	$457,700	$434,815
		1,302,685
Diversified Financial Services – 1.1%
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 6.42%, 2/20/29	458,850	437,055
Greystone Select Financial LLC, Initial Term Loan, (3M USD LIBOR + 5.00%, 0.75% Floor), 7.74%, 6/16/28	457,143	438,857
Hudson River Trading LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 5.44%, 3/20/28	457,683	434,551
Jane Street Group LLC, Dollar Term Loan, (1M USD LIBOR + 2.75%), 5.12%, 1/26/28	427,828	418,382
Mercury Borrower, Inc., Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 5.81%, 8/02/28	458,850	437,055
VFH Parent LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 5.20%, 1/13/29	340,000	327,107
		2,493,007
Engineering & Construction – 0.2%
Brown Group Holding LLC, Initial Term Loan, (1M USD LIBOR + 2.50%, 0.50% Floor), 4.87%, 6/07/28	308,337	296,222
Tutor Perini Corp., Term Loan, (3M USD LIBOR + 4.75%, 1.00% Floor), 5.75%, 8/18/27	189,518	179,094
		475,316
Entertainment – 0.4%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 7.70%, 2/10/27	457,659	399,994
UFC Holdings LLC, Term B-3 Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 5.52%, 4/29/26	457,490	441,857
		841,851
	Par(a)	Value
Environmental Control – 0.2%
LRS Holdings LLC, Initial Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 6.62%, 8/31/28	$457,700	$437,103
Healthcare - Services – 1.0%
EyeCare Partners LLC, Initial Term Loan, (3M USD LIBOR + 6.75%, 0.50% Floor), 9.00%, 11/15/29	380,000	351,500
One Call Corp., Term B Loan, (3M USD LIBOR + 5.50%, 0.75% Floor), 8.31%, 4/22/27	457,689	363,862
PDS Holdco, Inc., Delayed Draw Term Loan,
(3M USD LIBOR + 4.50%, 0.75% Floor), 7.31%, 8/18/28	31,310	28,649
0.00%, 8/18/28(n)	972	972

PDS Holdco, Inc., Initial Term Loan, (3M USD LIBOR + 4.50%, 0.75% Floor), 5.28%, 8/18/28	316,005	289,144
Phoenix Guarantor, Inc., Tranche B-1 Term Loan, 0.00%, 3/05/26(o)	109,261	104,865
Phoenix Newco, Inc., Initial Term Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 5.62%, 11/15/28	359,100	349,114
U.S. Renal Care, Inc., Initial Term Loan, (1M USD LIBOR + 5.00%), 7.38%, 6/26/26	457,647	327,790
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan, (3M USD LIBOR + 3.25%, 0.50% Floor), 5.50%, 12/22/28	399,000	383,184
		2,199,080
Housewares – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 4.84%, 2/26/29	350,000	311,325
Insurance – 0.4%
Acrisure LLC, 2021-2 Additional Term Loan, (1M USD LIBOR + 4.25%, 0.50% Floor), 6.62%, 2/15/27	338,300	326,459

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Insurance (Continued)
Asurion LLC, New B-4 Term Loan, (1M USD LIBOR + 5.25%), 7.62%, 1/20/29	$460,000	$392,840
Asurion LLC, New B-9 Term Loan, (1M USD LIBOR + 3.25%), 5.62%, 7/31/27	338,287	317,483
		1,036,782
Leisure Time – 0.7%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 5.08%, 2/07/29	460,000	427,800
Alterra Mountain Co., Series B-2 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 5.87%, 8/17/28	457,694	440,911
ClubCorp Holdings, Inc., Term B Loan, (3M USD LIBOR + 2.75%), 5.00%, 9/18/24	457,598	419,846
Hornblower Sub LLC (American Queen Sub LLC), 2020 Repriced Term B Loan, (3M USD LIBOR + 4.50%, 1.00% Floor), 7.38%, 4/27/25	397,922	270,587
		1,559,144
Lodging – 0.0%(e)
Playa Resorts Holding B.V., Initial Term Loan, (1M USD LIBOR + 2.75%, 1.00% Floor), 5.12%, 4/29/24	543	521
Machinery - Diversified – 0.1%
SPX Flow, Inc., Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 6.93%, 4/05/29	280,000	264,426
Media – 0.1%
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD LIBOR + 7.00%), 9.37%, 2/19/29	340,000	318,468
Pharmaceuticals – 0.2%
Gainwell Acquisition Corp., Term B Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 6.25%, 10/01/27	467,626	452,817
	Par(a)	Value
Private Equity – 0.3%
Jump Financial LLC, Term Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 6.82%, 8/07/28	$686,541	$650,498
Real Estate Investment Trusts – 0.2%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD LIBOR + 2.75%), 5.12%, 5/15/26	457,641	425,606
Retail – 0.5%
Empire Today LLC, Closing Date Term Loan, (3M USD LIBOR + 5.00%, 0.75% Floor), 5.75%, 4/03/28	457,688	353,240
Great Outdoors Group LLC, Term B-2 Loan, (1M USD LIBOR + 3.75%, 0.75% Floor), 6.12%, 3/06/28	348,246	317,774
Leslie's Poolmart, Inc., Initial Term Loan, (1M USD LIBOR + 2.50%, 0.50% Floor), 4.87%, 3/09/28	467,632	453,271
		1,124,285
Software – 1.0%
AppLovin Corp., Amendment No. 6 New Term Loan, (3M USD LIBOR + 3.00%, 0.50% Floor), 5.25%, 10/25/28	340,000	329,800
athenahealth Group, Inc., Initial DDTL, 0.00%, 2/15/29(n)	7,351	6,993
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 5.65%, 2/15/29	43,373	41,259
Cloudera, Inc., Initial Term Loan,
(1M USD LIBOR + 3.75%, 0.50% Floor), 6.12%, 10/08/28	458,850	433,613
(1M USD LIBOR + 6.00%, 0.50% Floor), 8.37%, 10/08/29	340,000	307,700

DCert Buyer, Inc., Initial Term Loan, (1M USD LIBOR + 4.00%), 6.37%, 10/16/26	317,991	306,975

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)

Rackspace Technology Global, Inc., 2021 Term B Loan, (3M USD LIBOR + 2.75%, 0.75% Floor), 4.16%, 2/15/28	$457,683	$419,567
Virgin Pulse, Inc., Initial Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 6.37%, 4/06/28	457,694	396,670
		2,242,577
Telecommunications – 0.2%
Commscope, Inc., Initial Term Loan, (1M USD LIBOR + 3.25%), 5.62%, 4/06/26	437,749	411,484
Transportation – 0.2%
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 6.25%, 7/26/28	457,700	422,718
Total Term Loans (Cost $24,104,043)		22,592,747

U.S. Government Obligations – 3.2%
U.S. Treasury Bonds – 1.8%
2.37%, 2/15/42	1,950,000	1,698,328
2.25%, 2/15/52(f)	2,830,000	2,386,486
		4,084,814
U.S. Treasury Notes – 1.4%
1.50%, 2/29/24	970,000	948,289
2.25%, 3/31/24	400,000	395,391
1.50%, 1/31/27	1,900,000	1,802,105
		3,145,785
Total U.S. Government Obligations (Cost $7,982,018)		7,230,599

		Number of Shares
Investment Companies – 7.7%
Global X U.S. Preferred ETF(f)		197,189	4,417,033
iShares STOXX Europe 600 Telecommunications UCITS ETF DE	EUR	189,556	4,126,571
Vanguard Long-Term Treasury ETF		121,422	8,724,171
Total Investment Companies (Cost $20,156,574)			17,267,775

	Par/Number of Shares	Value
Short-Term Investments – 8.1%
Corporate Bonds – 0.0%(e)
Royal Caribbean Cruises Ltd., 9.13%, 6/15/23(b)	$130,000	$131,964
Money Market Funds – 8.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(p)(q)	8,695,442	8,695,442
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(p)	9,441,975	9,441,975
		18,137,417
Total Short-Term Investments (Cost $18,271,732)		18,269,381

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
90-Day Euro Future, Strike Price USD 99.00, Expires 12/18/23	2	481,775	562
Call Options - Over the Counter – 0.0%(e)
Japanese Yen vs. U.S. Dollar, Strike Price JPY 139.25, Expires 08/03/22, Counterparty: JPMorgan Chase	1	1,100,000	13
Put Options - Over the Counter – 0.0%(e)
Japanese Yen vs. U.S. Dollar, Strike Price JPY 113.00, Expires 09/22/22, Counterparty: Morgan Stanley	1	639,840	196
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.62, Expires 10/14/22, Counterparty: Citibank	1	800,000	16,293
			16,489
Total Purchased Options (Premiums Paid $22,477)			17,064

Total Investments – 102.2% (Cost $242,643,099)	229,809,052
Liabilities less Other Assets – (2.2)%(r)	(5,036,059)
NET ASSETS – 100.0%	$224,772,993

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2022 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $11,662,525.
(g)	Security sold outside United States without registration under the Securities Act of 1933.
(h)	Investment is valued using significant unobservable inputs (Level 3).
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2022 is disclosed.
(j)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Step coupon bond. Rate as of July 31, 2022 is disclosed.
(m)	Century bond maturing in 2115.
(n)	Unfunded loan commitment. As of July 31, 2022, total value of unfunded loan commitment is $7,965.
(o)	Position is unsettled. Contract rate was not determined at July 31, 2022 and does not take effect until settlement date.
(p)	7-day current yield as of July 31, 2022 is disclosed.
(q)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $8,695,442 and total non-cash collateral has a value of $3,213,826.
(r)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
ABS	Asset-Backed Security
ADR	American Depositary Receipt
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CVA	Credit Valuation Adjustment
DDTL	Delayed Draw Term Loan
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
STACR	Structured Agency Credit Risk
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	60.8
Euro	9.7
All other currencies less than 5%	29.5
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	52.1
All other countries less than 5%	47.9
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	20	9/21/2022	USD	3,166,250	$35,311
2-Year U.S. Treasury Note	142	10/05/2022	USD	29,885,453	(22,692)
90-Day Eurodollar	19	12/19/2022	USD	4,576,863	(31,175)
CME 3-Month SOFR	2	9/19/2023	USD	485,175	2,613
90-Day Eurodollar	106	12/18/2023	USD	25,731,500	90,725
Total Long Contracts					$74,782
Short Contracts
10-Year U.S. Treasury Note	(172)	9/21/2022	USD	20,836,188	$(309,108)
U.S. Treasury Long Bond	(4)	9/21/2022	USD	576,000	(12,953)
Ultra 10-Year U.S. Treasury Note	(2)	9/21/2022	USD	262,500	(5,596)
5-Year U.S. Treasury Note	(11)	10/05/2022	USD	1,250,992	(3,798)
Total Short Contracts					$(331,455)
					$(256,673)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/18/22	Norwegian Kroner	18,010,000	U.S. Dollars	1,786,246	Morgan Stanley	$80,081
10/18/22	Japanese Yen	193,871,000	U.S. Dollars	1,433,027	BNP	30,369
10/18/22	Australian Dollars	1,869,000	U.S. Dollars	1,280,431	Citibank	26,964
10/18/22	Canadian Dollars	2,150,000	U.S. Dollars	1,658,384	Citibank	20,117
10/18/22	Mexican Pesos	15,040,000	U.S. Dollars	709,414	Goldman Sachs	17,263

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
10/18/22	Mexican Pesos	5,030,000	U.S. Dollars	239,566	Morgan Stanley	$3,465
10/18/22	U.S. Dollars	238,138	Mexican Pesos	4,920,000	Morgan Stanley	422
Total Unrealized Appreciation						$178,681

10/18/22	U.S. Dollars	468,251	Chinese Offshore Yuan	3,160,000	Citibank	$(531)
10/18/22	U.S. Dollars	353,584	Australian Dollars	512,300	Citibank	(4,777)
10/17/22	U.S. Dollars	328,000	Mexican Pesos	6,918,996	Citibank	(6,365)
10/18/22	U.S. Dollars	549,185	Mexican Pesos	11,539,892	Morgan Stanley	(8,380)
10/18/22	U.S. Dollars	639,175	Euro	630,000	BNP	(8,432)
10/18/22	U.S. Dollars	350,430	Norwegian Kroner	3,488,828	BNP	(11,108)
10/18/22	U.S. Dollars	932,346	British Pounds	773,423	Goldman Sachs	(11,335)
Total Unrealized Depreciation						$(50,928)
Net Unrealized Appreciation						$127,753

Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.65% (Annually)	2-Day USD SOFR (Annually)	8/15/2047	USD	1,055,000	$(32,677)	$13,666	$(46,343)
2.62% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	445,000	(11,440)	(86)	(11,354)
Total					$(44,117)	$13,580	$(57,697)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$7,833,392	$—	$7,833,392
Common Stocks	52,461,188	42,098,068	—*	94,559,256
Convertible Bonds	—	357,519	—	357,519
Corporate Bonds	—	30,561,686	—	30,561,686
Foreign Issuer Bonds	—	17,393,868	—	17,393,868
Master Limited Partnerships	6,094,746	—	—	6,094,746
Mortgage-Backed Securities	—	7,631,019	—	7,631,019
Term Loans	—	22,592,747	—	22,592,747
U.S. Government Obligations	—	7,230,599	—	7,230,599
Investment Companies	17,267,775	—	—	17,267,775
Short-Term Investments	18,137,417	131,964	—	18,269,381
Purchased Options	562	16,502	—	17,064
Total Investments	$93,961,688	$135,847,364	$—	$229,809,052

*Includes securities determined to have effectively no value as of July 31, 2022.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$128,649	$—	$—	$128,649
Forward Foreign Currency Exchange Contracts	—	178,681	—	178,681
Total Assets - Derivative Financial Instruments	$128,649	$178,681	$—	$307,330
Liabilities:
Futures Contracts	$(385,322)	$—	$—	$(385,322)
Forward Foreign Currency Exchange Contracts	—	(50,928)	—	(50,928)
Swap Agreements	—	(44,117)	—	(44,117)
Total Liabilities - Derivative Financial Instruments	$(385,322)	$(95,045)	$—	$(480,367)
Net Derivative Financial Instruments	$(256,673)	$83,636	$—	$(173,037)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 106.0%
Asset-Backed Securities – 4.2%
Automobile – 0.3%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.38%, 4/18/28	$190,000	$191,851
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-2A, Class A, 2.02%, 2/20/27(b)	730,000	677,318
Series 2021-1A, Class A, 1.38%, 8/20/27(b)	770,000	692,169
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	589,689
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	387,443
		2,538,470
Home Equity – 0.1%
Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class M3, (1M USD LIBOR + 0.98%), 3.32%, 2/28/41(c)	107,527	106,896
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 2.95%, 3/25/36(d)	47,150	35,534
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M USD LIBOR + 0.78%, 0.78% Floor), 3.04%, 11/25/34(c)	111,084	107,023
Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M USD LIBOR + 0.37%, 0.37% Floor, 14.00% Cap), 2.63%, 8/25/35(c)	312,964	282,481
		531,934
Other – 3.6%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M USD LIBOR + 1.15%, 1.15% Floor), 3.93%, 10/23/34(b)(c)	610,000	589,708
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 4.66%, 1/20/32(b)(c)	400,000	396,903
	Par(a)	Value
Other (Continued)
Allegro CLO XI Ltd., Series 2019-2A, Class A1A, (3M USD LIBOR + 1.39%, 1.39% Floor), 4.13%, 1/19/33(b)(c)	$250,000	$246,252
AMMC CLO Ltd., Series 2017-21A, Class A, (3M USD LIBOR + 1.25%), 4.04%, 11/02/30(b)(c)	250,000	246,418
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M USD LIBOR + 1.25%), 3.71%, 10/13/30(b)(c)	500,000	493,614
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/05/49(b)	376,200	364,634
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 2.87%, 1/15/37(b)(c)	378,000	369,836
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 2.27%, 4/20/35(b)(c)	540,000	523,326
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M USD LIBOR + 1.50%, 1.50% Floor), 4.26%, 1/22/28(b)(c)	500,000	481,922
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M USD LIBOR + 1.08%, 1.08% Floor), 3.59%, 4/15/34(b)(c)	460,000	445,075
Atrium IX, Series 9A, Class AR2, (3M USD LIBOR + 0.99%, 0.99% Floor), 2.59%, 5/28/30(b)(c)	530,000	520,135
Babson CLO Ltd., Series 2015-IA, Class AR, (3M USD LIBOR + 0.99%, 0.99% Floor), 3.70%, 1/20/31(b)(c)	250,000	244,338
Ballyrock CLO Ltd., Series 2019-2A, Class A1BR, (3M USD LIBOR + 1.20%, 1.20% Floor), 2.68%, 11/20/30(b)(c)	250,000	244,566
Basswood Park CLO Ltd, Series 2021-1A, Class A, (3M USD LIBOR + 1.00%, 1.00% Floor), 3.71%, 4/20/34(b)(c)	800,000	769,449

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1M USD LIBOR + 0.45%, 0.45% Floor), 2.71%, 9/25/37(b)(c)	$283,596	$257,349
BCRED MML CLO LLC, Series 2022-1A, Class A1, (3M CME Term SOFR + 1.65%, 1.65% Floor), 2.24%, 4/20/35(b)(c)	430,000	415,404
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M USD LIBOR + 1.18%), 3.94%, 10/22/30(b)(c)	245,096	242,139
Series 2015-3A, Class A1R, (3M USD LIBOR + 1.00%), 3.71%, 4/20/31(b)(c)	250,000	244,438
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3M USD LIBOR + 1.05%), 2.46%, 5/15/31(b)(c)	729,370	713,949
Series 2014-3RA, Class A1A, (3M USD LIBOR + 1.05%), 3.82%, 7/27/31(b)(c)	247,958	242,241

Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.12%, 1.12% Floor), 3.86%, 7/17/34(b)(c)	440,000	429,958
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 4.36%, 10/15/31(b)(c)	125,000	124,343
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M USD LIBOR + 2.50%, 2.50% Floor), 4.76%, 7/25/37(c)	500,000	500,640
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M USD LIBOR + 1.10%, 1.10% Floor), 2.58%, 5/20/34(b)(c)	770,000	747,942
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M USD LIBOR + 1.80%, 1.80% Floor), 3.51%, 10/25/33(c)	284,991	272,205
	Par(a)	Value
Other (Continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A1, (1M USD LIBOR + 0.24%, 0.24% Floor), 2.50%, 10/25/36(c)	$29,724	$21,123
Series 2006-FF13, Class A2C, (1M USD LIBOR + 0.32%, 0.32% Floor), 2.58%, 10/25/36(c)	17,342	12,374

GCI Funding I LLC, Series 2021-1, Class A, 2.38%, 6/18/46(b)	567,280	512,979
Generate CLO 3 Ltd., Series 2016-1A, Class BR, (3M USD LIBOR + 1.75%), 4.46%, 10/20/29(b)(c)	500,000	478,769
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M USD LIBOR + 1.38%, 1.38% Floor), 2.74%, 5/05/30(b)(c)	590,000	583,818
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	415,800	360,280
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M USD LIBOR + 1.05%, 1.05% Floor), 3.21%, 6/16/36(b)(c)	600,000	581,822
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	460,000	423,177
Home Equity Asset Trust, Series 2006-4, Class 2A4, (1M USD LIBOR + 0.56%, 0.56% Floor), 2.82%, 8/25/36(c)	410,285	401,241
ICG U.S. CLO Ltd., Series 2015-2RA, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 4.11%, 1/16/33(b)(c)	500,000	484,026
KKR CLO 32 Ltd., Series 32A, Class A1, (3M USD LIBOR + 1.32%, 1.32% Floor), 3.83%, 1/15/32(b)(c)	150,000	147,913
KREF Ltd., Series 2022-FL3, Class A, (1M CME Term SOFR + 1.45%, 1.45% Floor), 3.61%, 2/15/39(b)(c)	820,000	794,372

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

LCM Loan Income Fund I Income Note Issuer Ltd., Series 27A, Class A1, (3M USD LIBOR + 1.08%), 3.82%, 7/16/31(b)(c)	$250,000	$244,750
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, (Step to 6.20% on 8/25/22), 3.20%, 5/25/59(b)(e)	526,041	526,290
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M USD LIBOR + 0.30%, 0.30% Floor), 2.56%, 7/25/36(c)	753,807	315,725
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M USD LIBOR + 0.95%, 0.95% Floor), 3.69%, 4/19/30(b)(c)	475,267	469,087
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M USD LIBOR + 0.93%, 0.93% Floor), 3.19%, 7/25/35(c)	169,010	163,526
MF1 LLC, Series 2022-FL10, Class A, (1M CME Term SOFR + 2.64%, 2.64% Floor), 4.79%, 9/19/37(b)(c)(f)	800,000	797,662
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M USD LIBOR + 1.60%, 1.60% Floor), 4.31%, 10/20/30(b)(c)	250,000	239,420
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	780,000	706,885
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AARR, (3M USD LIBOR + 0.95%, 0.95% Floor), 3.46%, 7/15/29(b)(c)	1,450,000	1,427,012
Series 2012-1A, Class AAR3, (3M USD LIBOR + 1.00%, 1.00% Floor), 2.41%, 2/14/31(b)(c)	260,000	253,650

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 3.85%, 2/24/37(b)(c)	350,000	339,703
	Par(a)	Value
Other (Continued)

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 4.51%, 4/20/32(b)(c)	$270,000	$267,798
Palmer Square CLO Ltd., Series 2018-2A, Class A1A, (3M USD LIBOR + 1.10%), 3.84%, 7/16/31(b)(c)	500,000	489,211
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M USD LIBOR + 1.08%, 1.08% Floor), 3.79%, 7/20/34(b)(c)	620,000	599,795
REESE PARK CLO Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.13%, 1.13% Floor), 3.64%, 10/15/34(b)(c)	740,000	706,383
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M USD LIBOR + 1.09%, 1.09% Floor), 3.60%, 1/15/30(b)(c)	250,000	245,593
SBA Small Business Investment Cos.,
Series 2019-10A, Class 1, 3.11%, 3/10/29	70,657	69,975
Series 2021-10A, Class 1, 1.67%, 3/10/31	225,889	206,038

Silver Rock CLO I Ltd., Series 2020-1A, Class A, (3M USD LIBOR + 1.65%, 1.65% Floor), 4.36%, 10/20/31(b)(c)	440,000	436,354
Structured Asset Investment Loan Trust, Series 2004-7, Class A8, (1M USD LIBOR + 1.20%, 1.20% Floor), 3.46%, 8/25/34(c)	201,093	194,208
STWD Ltd., Series 2022-FL3, Class A, (30D Average SOFR + 1.35%, 1.35% Floor), 2.77%, 11/15/38(b)(c)	430,000	415,249
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	599,130	525,623
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.07%, 4/25/56(b)(d)	190,000	185,655
Series 2017-4, Class B2, 3.41%, 6/25/57(b)(d)	330,000	289,852

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1, (1M USD LIBOR + 1.00%, 1.00% Floor), 3.26%, 5/25/58(b)(c)	$750,391	$738,909
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(d)	240,000	203,421

TRTX Issuer Ltd., Series 2022-FL5, Class A, (30D Average SOFR + 1.65%, 1.65% Floor), 3.07%, 2/15/39(b)(c)	810,000	788,661
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	37,762	37,434
Series 2019-25G, Class 1, 2.69%, 7/01/44	60,153	56,625

Venture 31 CLO Ltd., Series 2018-31A, Class A1, (3M USD LIBOR + 1.03%, 1.03% Floor), 3.74%, 4/20/31(b)(c)	410,000	399,312
Voya CLO Ltd.,
Series 2018-2A, Class A1, (3M USD LIBOR + 1.00%, 1.00% Floor), 3.51%, 7/15/31(b)(c)	570,000	557,930
Series 2018-4A, Class A1AR, (3M USD LIBOR + 1.04%, 1.04% Floor), 3.55%, 1/15/32(b)(c)	680,000	666,074
Series 2017-3A, Class A1R, (3M USD LIBOR + 1.04%), 3.75%, 4/20/34(b)(c)	230,000	220,581

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M USD LIBOR + 1.22%, 1.22% Floor), 4.00%, 10/24/34(b)(c)	290,000	279,127
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M USD LIBOR + 1.22%, 1.22% Floor), 3.73%, 10/15/34(b)(c)	420,000	407,330
		29,399,526
	Par(a)	Value
Student Loan – 0.2%
Navient Student Loan Trust,
Series 2017-1A, Class A3, (1M USD LIBOR + 1.15%), 3.41%, 7/26/66(b)(c)	$239,001	$235,673
Series 2017-2A, Class A, (1M USD LIBOR + 1.05%), 3.31%, 12/27/66(b)(c)	108,195	105,841

SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M USD LIBOR + 0.27%), 2.10%, 12/15/39(c)	201,464	190,680
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M USD LIBOR + 4.75%), 6.75%, 10/15/41(b)(c)	256,675	279,951
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	198,630	190,060
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	202,465	187,540
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	652,719	594,236

Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/47(b)	76,150	74,938
		1,858,919
Total Asset-Backed Securities (Cost $35,757,156)		34,328,849

Corporate Bonds – 21.4%
Advertising – 0.0%(g)
Lamar Media Corp., 3.75%, 2/15/28	8,000	7,520
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)(h)	41,000	38,731
4.63%, 3/15/30(b)	7,000	5,914
		52,165
Aerospace/Defense – 1.0%
Boeing (The) Co.,
1.43%, 2/04/24	110,000	105,939
4.88%, 5/01/25	360,000	365,350
2.20%, 2/04/26	390,000	363,149
3.10%, 5/01/26	40,000	38,348

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Aerospace/Defense (Continued)
Boeing (The) Co.,
2.70%, 2/01/27		$30,000	$27,723
2.80%, 3/01/27		40,000	36,859
3.20%, 3/01/29		130,000	117,560
5.15%, 5/01/30		470,000	474,430
3.25%, 2/01/35		290,000	236,734
5.71%, 5/01/40		170,000	169,162
3.75%, 2/01/50		300,000	227,140
5.81%, 5/01/50		430,000	427,177
5.93%, 5/01/60		140,000	138,586
General Dynamics Corp.,
3.63%, 4/01/30		58,000	57,898
4.25%, 4/01/40		10,000	10,037
4.25%, 4/01/50		70,000	69,871
L3Harris Technologies, Inc.,
4.40%, 6/15/28		399,000	402,222
1.80%, 1/15/31		475,000	391,710
Lockheed Martin Corp.,
3.55%, 1/15/26		60,000	60,944
3.90%, 6/15/32(h)		90,000	92,775
3.60%, 3/01/35		265,000	258,687
4.15%, 6/15/53		460,000	450,982
Northrop Grumman Corp.,
2.93%, 1/15/25		40,000	39,583
3.25%, 1/15/28		450,000	440,765
4.03%, 10/15/47		398,000	373,570
5.25%, 5/01/50		785,000	862,791
Raytheon Technologies Corp.,
3.15%, 12/15/24		105,000	104,017
7.20%, 8/15/27		26,000	29,693
7.00%, 11/01/28		90,000	103,166
4.13%, 11/16/28		716,000	726,449
2.25%, 7/01/30		100,000	89,456
4.50%, 6/01/42		30,000	30,002
4.15%, 5/15/45		150,000	139,644
3.75%, 11/01/46		50,000	44,276
4.63%, 11/16/48		40,000	40,424
3.13%, 7/01/50		519,000	413,879
2.82%, 9/01/51		225,000	168,359
3.03%, 3/15/52		122,000	95,948
			8,225,305
Agriculture – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25		30,000	28,782
4.40%, 2/14/26(h)		172,000	173,811
2.20%, 6/15/27	EUR	100,000	95,791
4.80%, 2/14/29		240,000	238,468
3.13%, 6/15/31	EUR	205,000	196,325
2.45%, 2/04/32		180,000	141,791
		Par(a)	Value
Agriculture (Continued)
Altria Group, Inc.,
5.80%, 2/14/39		$202,000	$191,124
3.40%, 2/04/41		354,000	245,400
5.95%, 2/14/49		325,000	298,357
6.20%, 2/14/59		24,000	22,870
Philip Morris International, Inc.,
2.10%, 5/01/30		70,000	58,206
1.45%, 8/01/39	EUR	200,000	134,718
4.50%, 3/20/42		60,000	51,864
			1,877,507
Airlines – 0.2%
American Airlines Pass Through Trust,
Series 2015-2, Class B, 4.40%, 9/22/23		16,196	15,435
Series 2016-1, Class B, 5.25%, 1/15/24		85,280	79,872
Series 2017-1, Class B, 4.95%, 2/15/25		12,336	11,405
Series 2015-2, Class AA, 3.60%, 9/22/27		12,884	12,031
Series 2016-1, Class AA, 3.58%, 1/15/28		71,438	65,685
Series 2019-1, Class B, 3.85%, 2/15/28		64,838	54,773
Series 2016-2, Class AA, 3.20%, 6/15/28		22,260	20,236
Series 2016-3, Class AA, 3.00%, 10/15/28		110,524	100,260
Series 2017-1, Class AA, 3.65%, 2/15/29		19,695	18,230
Series 2019-1, Class AA, 3.15%, 2/15/32		66,868	59,015
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25		137,000	133,171
Series 2015-1, Class AA, 3.63%, 7/30/27		52,147	49,537
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)		220,000	217,250
4.75%, 10/20/28(b)		260,000	253,941
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26		51,740	49,115
Series 2014-1, Class A, 4.00%, 4/11/26		86,176	81,184
Series 2016-2, Class B, 3.65%, 4/07/27		2,458	2,210

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Airlines (Continued)
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	$364,283	$367,275
Series 2015-1, Class AA, 3.45%, 12/01/27	710	664
Series 2019-2, Class B, 3.50%, 5/01/28	47,299	40,966
Series 2016-1, Class AA, 3.10%, 7/07/28	2,208	2,042
Series 2016-2, Class AA, 2.88%, 10/07/28	16,767	15,230
Series 2018-1, Class AA, 3.50%, 3/01/30	15,010	13,834
Series 2019-2, Class AA, 2.70%, 5/01/32	54,603	47,156
		1,710,517
Apparel – 0.0%(g)
NIKE, Inc.,
2.40%, 3/27/25	60,000	59,168
2.75%, 3/27/27	100,000	98,501
2.85%, 3/27/30	100,000	95,692
3.25%, 3/27/40	50,000	44,865
3.38%, 3/27/50	20,000	17,623
		315,849
Auto Manufacturers – 0.4%
Ford Motor Co., 3.25%, 2/12/32	21,000	17,535
General Motors Co.,
4.88%, 10/02/23	560,000	567,163
5.40%, 10/15/29	155,000	154,934
6.60%, 4/01/36	10,000	10,517
5.95%, 4/01/49(h)	70,000	66,965
General Motors Financial Co., Inc.,
1.70%, 8/18/23	203,000	198,200
1.05%, 3/08/24	269,000	256,436
4.00%, 1/15/25	506,000	501,165
2.35%, 1/08/31	110,000	88,582
2.70%, 6/10/31	175,000	143,157
3.10%, 1/12/32	364,000	304,733

Hyundai Capital America, 1.25%, 9/18/23(b)	667,000	647,389
		2,956,776
Banks – 5.8%
Bank of America Corp.,
(3M USD LIBOR + 0.78%), 3.55%, 3/05/24(i)	93,000	92,836
4.20%, 8/26/24	60,000	60,597
(3M USD LIBOR + 0.87%), 2.46%, 10/22/25(i)	674,000	647,499
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	$62,000	$60,539
(SOFR + 1.15%), 1.32%, 6/19/26(i)	318,000	293,346
4.25%, 10/22/26	680,000	684,408
(SOFR + 0.96%), 1.73%, 7/22/27(i)	80,000	72,573
(3M USD LIBOR + 1.58%), 3.82%, 1/20/28(i)	398,000	390,617
(SOFR + 1.05%), 2.55%, 2/04/28(i)	646,000	600,190
(3M USD LIBOR + 2.93%), 5.88%, 3/15/28(i)(j)	171,000	161,809
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(i)	252,000	245,443
(SOFR + 1.58%), 4.38%, 4/27/28(h)(i)	430,000	431,416
(3M USD LIBOR + 1.37%), 3.59%, 7/21/28(i)	239,000	231,469
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(i)	600,000	574,090
(3M USD LIBOR + 1.07%), 3.97%, 3/05/29(i)	138,000	135,083
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(i)	394,000	391,730
(3M USD LIBOR + 1.21%), 3.97%, 2/07/30(i)	960,000	929,346
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(i)	166,000	152,962
(3M USD LIBOR + 1.19%), 2.88%, 10/22/30(i)	393,000	356,554
(SOFR + 2.15%), 2.59%, 4/29/31(i)	990,000	865,609
(SOFR + 1.53%), 1.90%, 7/23/31(i)	200,000	165,361
(SOFR + 1.22%), 2.30%, 7/21/32(i)	260,000	218,307
(SOFR + 1.21%), 2.57%, 10/20/32(i)	471,000	403,742
(SOFR + 1.33%), 2.97%, 2/04/33(i)	1,650,000	1,461,688
(SOFR + 1.83%), 4.57%, 4/27/33(i)	967,000	973,555
(SOFR + 2.16%), 5.02%, 7/22/33(i)	646,000	673,658
5.00%, 1/21/44	170,000	172,959
(3M USD LIBOR + 1.52%), 4.33%, 3/15/50(i)	30,000	28,588
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(i)	450,000	408,341
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	60,000	57,001

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
Bank of New York Mellon (The) Corp.,
(5Y US Treasury CMT + 3.35%), 3.70%, 3/20/26(i)(j)	$90,000	$82,801
(3M USD LIBOR + 3.13%), 4.63%, 9/20/26(i)(j)	136,000	124,352
Citigroup, Inc.,
(SOFR + 1.67%), 1.68%, 5/15/24(i)	120,000	118,092
5.50%, 9/13/25	120,000	125,087
(SOFR + 0.69%), 2.01%, 1/25/26(i)	237,000	224,893
(5Y US Treasury CMT + 3.42%), 3.88%, 2/18/26(i)(j)	69,000	63,069
(SOFR + 2.84%), 3.11%, 4/08/26(i)	80,000	77,761
(SOFR + 1.28%), 3.07%, 2/24/28(i)	610,000	579,262
(SOFR + 1.89%), 4.66%, 5/24/28(i)	70,000	70,933
(3M USD LIBOR + 1.39%), 3.67%, 7/24/28(i)	326,000	315,740
(3M USD LIBOR + 1.15%), 3.52%, 10/27/28(i)	1,113,000	1,063,833
(3M USD LIBOR + 1.19%), 4.08%, 4/23/29(i)	150,000	146,574
(3M USD LIBOR + 1.34%), 3.98%, 3/20/30(i)	550,000	532,507
(SOFR + 1.42%), 2.98%, 11/05/30(i)	463,000	417,723
(SOFR + 3.91%), 4.41%, 3/31/31(i)	510,000	504,750
(SOFR + 2.11%), 2.57%, 6/03/31(i)	760,000	660,958
(SOFR + 1.18%), 2.52%, 11/03/32(i)	205,000	174,543
(SOFR + 1.94%), 3.79%, 3/17/33(i)	340,000	320,706
(SOFR + 2.09%), 4.91%, 5/24/33(i)	409,000	421,379
8.13%, 7/15/39	580,000	787,504
4.65%, 7/23/48	30,000	29,552

Citizens Financial Group, Inc., 3.25%, 4/30/30	58,000	53,069
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24	120,000	120,186
3.85%, 7/08/24	30,000	30,147
(SOFR + 0.73%), 1.76%, 1/24/25(i)	59,000	56,903
3.50%, 4/01/25	538,000	535,102
3.50%, 11/16/26	570,000	558,104
	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 0.80%), 1.43%, 3/09/27(i)	$277,000	$250,263
(SOFR + 1.11%), 2.64%, 2/24/28(i)	564,000	525,589
(SOFR + 1.85%), 3.62%, 3/15/28(i)	735,000	713,989
(3M USD LIBOR + 1.51%), 3.69%, 6/05/28(i)	59,000	57,555
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(i)	400,000	387,869
(3M USD LIBOR + 1.30%), 4.22%, 5/01/29(i)	1,875,000	1,854,167
(SOFR + 1.09%), 1.99%, 1/27/32(i)	265,000	218,272
(SOFR + 1.28%), 2.62%, 4/22/32(i)	130,000	112,127
(SOFR + 1.25%), 2.38%, 7/21/32(i)	50,000	42,182
(SOFR + 1.26%), 2.65%, 10/21/32(i)	384,000	330,452
(SOFR + 1.41%), 3.10%, 2/24/33(i)	1,441,000	1,287,625
(SOFR + 1.51%), 3.21%, 4/22/42(i)	80,000	64,419
(SOFR + 1.47%), 2.91%, 7/21/42(i)	160,000	122,989
5.15%, 5/22/45	410,000	410,165
4.75%, 10/21/45	230,000	224,976
JPMorgan Chase & Co.,
(SOFR + 1.46%), 1.51%, 6/01/24(i)	310,000	303,898
(3M USD LIBOR + 1.00%), 4.02%, 12/05/24(i)	470,000	470,547
(SOFR + 0.61%), 1.56%, 12/10/25(i)	152,000	143,214
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(i)	732,000	692,227
(SOFR + 1.85%), 2.08%, 4/22/26(i)	200,000	189,340
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(i)	35,000	34,612
(SOFR + 0.89%), 1.58%, 4/22/27(i)	530,000	481,425
(3M USD LIBOR + 1.34%), 3.78%, 2/01/28(i)	610,000	599,240
(SOFR + 1.17%), 2.95%, 2/24/28(i)	434,000	410,377
(3M USD LIBOR + 1.38%), 3.54%, 5/01/28(i)	428,000	414,671
(3M USD LIBOR + 1.12%), 4.01%, 4/23/29(i)	125,000	122,396
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(i)	879,000	879,072

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
(3M USD LIBOR + 1.16%), 3.70%, 5/06/30(i)	$179,000	$171,184
(SOFR + 1.75%), 4.57%, 6/14/30(i)	391,000	393,154
(SOFR + 2.04%), 2.52%, 4/22/31(i)	510,000	447,505
(SOFR + 1.25%), 2.58%, 4/22/32(i)	320,000	277,732
(SOFR + 1.18%), 2.55%, 11/08/32(i)	130,000	111,730
(SOFR + 1.26%), 2.96%, 1/25/33(i)	251,000	223,281
(SOFR + 2.08%), 4.91%, 7/25/33(i)	355,000	370,161
4.95%, 6/01/45	220,000	221,178
(3M USD LIBOR + 1.46%), 4.03%, 7/24/48(i)	52,000	46,823
(SOFR + 2.44%), 3.11%, 4/22/51(i)	50,000	38,195
Morgan Stanley,
(SOFR + 0.62%), 0.73%, 4/05/24(i)	1,602,000	1,566,757
(SOFR + 1.16%), 3.62%, 4/17/25(i)	105,000	104,040
(SOFR + 1.99%), 2.19%, 4/28/26(i)	460,000	438,031
(SOFR + 0.88%), 1.59%, 5/04/27(i)	190,000	173,041
(SOFR + 0.86%), 1.51%, 7/20/27(i)	119,000	107,461
(SOFR + 1.61%), 4.21%, 4/20/28(i)	165,000	165,027
(3M USD LIBOR + 1.34%), 3.59%, 7/22/28(i)	487,000	471,238
(3M USD LIBOR + 1.14%), 3.77%, 1/24/29(i)	110,000	107,656
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	475,000	475,923
(SOFR + 1.14%), 2.70%, 1/22/31(i)	1,111,000	993,297
(SOFR + 3.12%), 3.62%, 4/01/31(i)	360,000	342,813
(SOFR + 1.03%), 1.79%, 2/13/32(i)	113,000	92,409
(SOFR + 1.02%), 1.93%, 4/28/32(i)	63,000	51,883
(SOFR + 1.18%), 2.24%, 7/21/32(i)	523,000	441,169
(SOFR + 1.20%), 2.51%, 10/20/32(i)	522,000	447,875
(SOFR + 1.29%), 2.94%, 1/21/33(i)	274,000	244,743
(SOFR + 2.08%), 4.89%, 7/20/33(h)(i)	65,000	67,595
	Par(a)	Value
Banks (Continued)

State Street Corp., (3M USD LIBOR + 2.54%), 5.63%, 12/15/23(i)(j)	$292,000	$269,330
U.S. Bancorp,
1.45%, 5/12/25	250,000	238,568
(SOFR + 1.66%), 4.55%, 7/22/28(i)	55,000	56,437
Wells Fargo & Co.,
3.75%, 1/24/24	160,000	160,849
(SOFR + 2.00%), 2.19%, 4/30/26(i)	570,000	540,645
3.00%, 10/23/26	80,000	77,578
4.30%, 7/22/27	270,000	273,773
(3M USD LIBOR + 1.31%), 3.58%, 5/22/28(i)	300,000	290,131
(SOFR + 2.10%), 2.39%, 6/02/28(i)	130,000	119,211
4.15%, 1/24/29	820,000	816,098
(SOFR + 1.43%), 2.88%, 10/30/30(i)	250,000	226,989
(SOFR + 4.03%), 4.48%, 4/04/31(i)	300,000	300,994
(SOFR + 1.50%), 3.35%, 3/02/33(i)	80,000	73,463
(SOFR + 2.10%), 4.90%, 7/25/33(i)	611,000	633,358
4.40%, 6/14/46	40,000	36,281
4.75%, 12/07/46	370,000	347,768
(SOFR + 4.50%), 5.01%, 4/04/51(i)	2,210,000	2,293,347
		46,827,225
Beverages – 0.1%
Coca-Cola (The) Co.,
3.38%, 3/25/27	280,000	285,152
1.45%, 6/01/27	90,000	83,885
2.50%, 6/01/40	50,000	41,286
Constellation Brands, Inc.,
3.60%, 5/09/24	90,000	90,013
4.35%, 5/09/27	130,000	131,696
PepsiCo, Inc.,
2.25%, 3/19/25	10,000	9,817
2.63%, 3/19/27	10,000	9,790
1.63%, 5/01/30	40,000	35,219
2.88%, 10/15/49	40,000	33,509
		720,367
Biotechnology – 0.1%
Amgen, Inc., 4.40%, 5/01/45	252,000	243,834
Biogen, Inc.,
2.25%, 5/01/30	258,000	220,433
3.15%, 5/01/50	75,000	54,664

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Biotechnology (Continued)

Gilead Sciences, Inc., 4.75%, 3/01/46	$232,000	$232,281
		751,212
Building Materials – 0.0%(g)
Carrier Global Corp.,
2.24%, 2/15/25	37,000	35,732
3.58%, 4/05/50	10,000	7,926

Masonite International Corp., 5.38%, 2/01/28(b)(h)	33,000	32,258
Owens Corning, 3.95%, 8/15/29	16,000	15,251
Standard Industries, Inc.,
5.00%, 2/15/27(b)	33,000	31,648
4.75%, 1/15/28(b)	10,000	9,500
		132,315
Chemicals – 0.1%
Celanese U.S. Holdings LLC, 5.90%, 7/05/24	470,000	473,339
DuPont de Nemours, Inc., 4.49%, 11/15/25	178,000	182,369
Ecolab, Inc., 2.75%, 8/18/55	97,000	71,758
LYB International Finance III LLC, 4.20%, 5/01/50	108,000	90,269
RPM International, Inc., 4.25%, 1/15/48	3,000	2,523
Sherwin-Williams (The) Co., 2.30%, 5/15/30	155,000	134,879
Westlake Corp., 3.38%, 8/15/61	103,000	70,862
		1,025,999
Commercial Services – 0.2%
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	20,186
4.00%, 5/01/32	120,000	122,780
Global Payments, Inc.,
1.20%, 3/01/26	359,000	322,697
4.80%, 4/01/26(h)	237,000	238,977
3.20%, 8/15/29	250,000	222,411
2.90%, 5/15/30	289,000	248,840

Herc Holdings, Inc., 5.50%, 7/15/27(b)(h)	36,000	36,000
Moody's Corp.,
3.25%, 1/15/28	50,000	48,388
3.75%, 2/25/52	2,000	1,744
3.10%, 11/29/61	111,000	80,917
PayPal Holdings, Inc.,
1.65%, 6/01/25	90,000	86,468
2.30%, 6/01/30	150,000	134,353
4.40%, 6/01/32	70,000	72,602
	Par(a)	Value
Commercial Services (Continued)

S&P Global, Inc., 4.75%, 8/01/28(b)	$174,000	$182,639
		1,819,002
Computers – 0.3%
Apple, Inc.,
1.13%, 5/11/25	260,000	246,975
2.45%, 8/04/26	100,000	97,738
2.90%, 9/12/27	460,000	455,139
3.85%, 5/04/43	120,000	116,423
2.55%, 8/20/60(h)	88,000	64,621
2.80%, 2/08/61	108,000	82,634
Dell International LLC/EMC Corp.,
8.35%, 7/15/46	10,000	12,804
3.45%, 12/15/51(b)(h)	85,000	60,045
HP, Inc.,
2.65%, 6/17/31	100,000	82,570
6.00%, 9/15/41	5,000	5,102
International Business Machines Corp.,
3.00%, 5/15/24	270,000	268,399
4.25%, 5/15/49	100,000	92,411
3.43%, 2/09/52	100,000	80,480

Leidos, Inc., 2.30%, 2/15/31	282,000	233,026
Seagate HDD Cayman, 4.09%, 6/01/29	70,000	63,628
Western Digital Corp., 2.85%, 2/01/29	296,000	249,750
		2,211,745
Cosmetics/Personal Care – 0.1%
GSK Consumer Healthcare Capital U.S. LLC, 3.63%, 3/24/32(b)	480,000	464,979
Procter & Gamble (The) Co.,
2.80%, 3/25/27	20,000	19,757
3.00%, 3/25/30	60,000	58,852
		543,588
Distribution/Wholesale – 0.0%(g)
KAR Auction Services, Inc., 5.13%, 6/01/25(b)(h)	29,000	28,601
Diversified Financial Services – 0.4%
Air Lease Corp., 3.38%, 7/01/25	70,000	67,493
American Express Co.,
3.38%, 5/03/24	170,000	169,723
2.50%, 7/30/24	410,000	401,636
8/01/25(k)	244,000	245,730
4.20%, 11/06/25(h)	70,000	71,380

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)
American Express Co.,
4.05%, 5/03/29	$210,000	$212,040
Blackstone Private Credit Fund,
3.25%, 3/15/27(b)	217,000	188,081
4.00%, 1/15/29(b)	154,000	128,915

Capital One Financial Corp., (SOFR + 1.79%), 3.27%, 3/01/30(i)	88,000	79,705
Charles Schwab (The) Corp., (10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(i)(j)	162,000	137,092
Intercontinental Exchange, Inc.,
3.75%, 9/21/28	74,000	73,385
2.10%, 6/15/30	94,000	82,007
1.85%, 9/15/32	64,000	52,901

Mastercard, Inc., 3.85%, 3/26/50	300,000	290,017
Navient Corp.,
5.88%, 10/25/24(h)	28,000	27,448
6.75%, 6/25/25	30,000	29,177
6.75%, 6/15/26	28,000	26,670

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	100,017
Synchrony Financial, 3.70%, 8/04/26(h)	4,000	3,787
USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	133,113
Vanguard Group (The), Inc., 3.05%, 8/22/50(l)	170,000	126,808
Visa, Inc.,
3.15%, 12/14/25	230,000	229,898
4.30%, 12/14/45	170,000	176,264
		3,053,287
Electric – 1.1%
AEP Texas, Inc.,
3.95%, 6/01/28	212,000	210,753
3.45%, 1/15/50	28,000	22,311
3.45%, 5/15/51	78,000	62,334
AEP Transmission Co. LLC,
3.80%, 6/15/49	65,000	57,168
3.15%, 9/15/49	182,000	142,427
3.65%, 4/01/50	144,000	124,427
Alabama Power Co.,
3.75%, 3/01/45	101,000	87,417
3.45%, 10/01/49	47,000	39,030

Ameren Illinois Co., 3.25%, 3/15/50	116,000	94,519
American Transmission Systems, Inc., 2.65%, 1/15/32(b)	203,000	177,932
	Par(a)	Value
Electric (Continued)
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	$62,000	$54,846
3.20%, 9/15/49	85,000	68,650
2.90%, 6/15/50	164,000	124,972
4.55%, 6/01/52	30,000	30,531
CenterPoint Energy Houston Electric LLC,
2.35%, 4/01/31	75,000	67,564
4.25%, 2/01/49	2,000	1,969
3.35%, 4/01/51	125,000	106,846
3.60%, 3/01/52	56,000	49,782

Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	95,259
Commonwealth Edison Co.,
4.00%, 3/01/49	67,000	62,795
3.00%, 3/01/50	52,000	41,732
3.85%, 3/15/52	32,000	29,557
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	50,000	48,508
3.95%, 4/01/50	20,000	18,347
Consumers Energy Co.,
4.05%, 5/15/48	54,000	50,920
3.75%, 2/15/50	198,000	177,555
3.10%, 8/15/50	41,000	33,282
DTE Electric Co.,
4.05%, 5/15/48	10,000	9,492
3.95%, 3/01/49	160,000	149,974
Duke Energy Carolinas LLC,
3.75%, 6/01/45	185,000	162,683
3.88%, 3/15/46	59,000	53,288
3.95%, 3/15/48	122,000	110,667
Duke Energy Florida LLC,
2.50%, 12/01/29	325,000	298,678
1.75%, 6/15/30	109,000	93,605
Duke Energy Progress LLC,
3.45%, 3/15/29	233,000	228,289
2.50%, 8/15/50	100,000	71,358

Entergy Louisiana LLC, 4.20%, 9/01/48	148,000	140,731
Exelon Corp.,
5.10%, 6/15/45	16,000	16,605
4.70%, 4/15/50	52,000	50,981
4.10%, 3/15/52(b)	55,000	49,605
FirstEnergy Corp.,
2.05%, 3/01/25	22,000	20,872
1.60%, 1/15/26	40,000	36,728
4.40%, 7/15/27	499,000	488,870
2.65%, 3/01/30(h)	142,000	124,960

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric (Continued)
FirstEnergy Corp.,
5.35%, 7/15/47	$77,000	$68,988
3.40%, 3/01/50	55,000	41,049
FirstEnergy Transmission LLC,
4.35%, 1/15/25(b)	285,000	283,165
4.55%, 4/01/49(b)	309,000	281,315
Florida Power & Light Co.,
5.25%, 2/01/41	5,000	5,499
4.05%, 10/01/44	33,000	31,653
3.70%, 12/01/47	61,000	55,808
3.95%, 3/01/48	105,000	100,404
3.99%, 3/01/49	58,000	55,454
3.15%, 10/01/49	110,000	91,531
MidAmerican Energy Co.,
3.10%, 5/01/27	35,000	34,447
3.65%, 4/15/29	456,000	455,924
4.25%, 7/15/49	85,000	82,405
3.15%, 4/15/50	40,000	32,453

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	57,000	56,888
Northern States Power Co.,
2.90%, 3/01/50	50,000	39,723
2.60%, 6/01/51	104,000	79,551
NRG Energy, Inc.,
2.45%, 12/02/27(b)	265,000	233,602
5.75%, 1/15/28	33,000	31,801
5.25%, 6/15/29(b)	47,000	44,062

NSTAR Electric Co., 3.95%, 4/01/30	28,000	28,233
Ohio Power Co.,
1.63%, 1/15/31	107,000	89,121
4.15%, 4/01/48	14,000	12,621
4.00%, 6/01/49	45,000	39,721
Oncor Electric Delivery Co. LLC,
4.10%, 11/15/48	51,000	48,849
3.80%, 6/01/49	69,000	63,120
Pacific Gas and Electric Co.,
2.10%, 8/01/27	50,000	42,753
2.50%, 2/01/31	180,000	143,766
3.30%, 8/01/40	20,000	14,597
3.50%, 8/01/50	20,000	14,142
PECO Energy Co.,
3.00%, 9/15/49	25,000	19,903
3.05%, 3/15/51	99,000	79,595

Progress Energy, Inc., 7.75%, 3/01/31	180,000	215,009
	Par(a)	Value
Electric (Continued)

Public Service Electric and Gas Co., 2.05%, 8/01/50	$80,000	$52,280
Southern California Edison Co.,
3.70%, 8/01/25	27,000	27,010
2.25%, 6/01/30	310,000	268,197

Southwestern Public Service Co., 3.15%, 5/01/50	145,000	116,710
Tampa Electric Co.,
4.45%, 6/15/49	17,000	16,302
3.45%, 3/15/51	92,000	76,374

Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25(b)	299,000	296,924
Virginia Electric and Power Co.,
6.00%, 1/15/36	72,000	82,367
6.00%, 5/15/37	42,000	47,966
4.00%, 1/15/43	30,000	27,329
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	64,000	64,769
5.63%, 2/15/27(b)	54,000	54,173
5.00%, 7/31/27(b)	53,000	52,181
4.30%, 7/15/29(b)	273,000	252,479
		8,541,032
Electrical Component & Equipment – 0.0%(g)
Emerson Electric Co., 2.80%, 12/21/51	400,000	308,109
Electronics – 0.0%(g)
Agilent Technologies, Inc.,
3.05%, 9/22/26	81,000	78,334
2.75%, 9/15/29	43,000	38,845
2.10%, 6/04/30	152,000	128,937

Honeywell International, Inc., 1.35%, 6/01/25	70,000	66,844
		312,960
Entertainment – 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)	24,000	20,347
Cedar Fair L.P., 5.25%, 7/15/29(h)	43,000	41,128
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
5.50%, 5/01/25(b)	39,000	39,268
5.38%, 4/15/27(h)	25,000	24,364
Churchill Downs, Inc.,
5.50%, 4/01/27(b)(h)	36,000	35,852

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Entertainment (Continued)
Churchill Downs, Inc.,
4.75%, 1/15/28(b)	$38,000	$36,025
Magallanes, Inc.,
3.76%, 3/15/27(b)	80,000	76,909
4.05%, 3/15/29(b)	140,000	133,246
4.28%, 3/15/32(b)	610,000	569,295
5.05%, 3/15/42(b)	30,000	26,639
5.14%, 3/15/52(b)	450,000	396,188

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)	53,000	46,242
		1,445,503
Environmental Control – 0.0%(g)
Republic Services, Inc.,
2.50%, 8/15/24	70,000	68,626
3.95%, 5/15/28	50,000	50,240

Waste Management, Inc., 1.15%, 3/15/28	139,000	121,289
Waste Pro USA, Inc., 5.50%, 2/15/26(b)(h)	28,000	25,900
		266,055
Food – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
5.88%, 2/15/28(b)	58,000	56,260
4.88%, 2/15/30(b)	13,000	11,895

Hershey (The) Co., 0.90%, 6/01/25	30,000	28,231
Kraft Heinz Foods Co., 3.00%, 6/01/26	102,000	98,774
Mars, Inc.,
2.70%, 4/01/25(b)	90,000	88,470
3.20%, 4/01/30(b)	180,000	170,340
2.38%, 7/16/40(b)	200,000	152,089

Mondelez International, Inc., 1.50%, 5/04/25	250,000	237,600
Performance Food Group, Inc., 5.50%, 10/15/27(b)(h)	32,000	31,533
Post Holdings, Inc.,
5.63%, 1/15/28(b)(h)	29,000	28,565
5.50%, 12/15/29(b)	47,000	44,427
		948,184
Food Service – 0.0%(g)
Aramark Services, Inc., 5.00%, 2/01/28(b)	37,000	36,149
	Par(a)	Value
Forest Products & Paper – 0.0%(g)
Georgia-Pacific LLC, 8.88%, 5/15/31	$13,000	$17,372
International Paper Co., 6.00%, 11/15/41	50,000	53,966
		71,338
Gas – 0.0%(g)
Atmos Energy Corp., 4.13%, 3/15/49	40,000	37,663
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	129,000	108,921
ONE Gas, Inc., 2.00%, 5/15/30	35,000	29,933
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	90,000	79,016
		255,533
Healthcare - Products – 0.1%
Abbott Laboratories,
3.75%, 11/30/26	390,000	400,350
4.90%, 11/30/46	10,000	11,148

Medline Borrower L.P., 3.88%, 4/01/29(b)	225,000	203,344
		614,842
Healthcare - Services – 0.6%
Aetna, Inc., 6.63%, 6/15/36	61,000	71,113
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)(h)	7,000	6,843
Elevance Health, Inc.,
3.65%, 12/01/27	300,000	301,069
4.10%, 5/15/32	40,000	40,398
HCA, Inc.,
5.25%, 4/15/25	641,000	652,964
5.25%, 6/15/26	17,000	17,250
3.50%, 9/01/30	275,000	250,935
2.38%, 7/15/31	435,000	359,232
3.63%, 3/15/32(b)	282,000	256,008
4.63%, 3/15/52(b)	262,000	228,431
Humana, Inc.,
4.50%, 4/01/25(h)	20,000	20,355
3.95%, 3/15/27	140,000	140,167
3.70%, 3/23/29	310,000	304,123
3.13%, 8/15/29	310,000	289,532
4.88%, 4/01/30	95,000	98,808
2.15%, 2/03/32	50,000	42,423

Select Medical Corp., 6.25%, 8/15/26(b)(h)	22,000	22,029
Tenet Healthcare Corp.,
4.88%, 1/01/26(b)	64,000	63,034
5.13%, 11/01/27(b)	20,000	19,700

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Healthcare - Services (Continued)
Tenet Healthcare Corp.,
4.38%, 1/15/30(b)	$78,000	$72,456
UnitedHealth Group, Inc.,
3.75%, 7/15/25	50,000	50,960
1.25%, 1/15/26(h)	40,000	37,459
3.85%, 6/15/28(h)	130,000	133,135
3.88%, 12/15/28	110,000	112,681
4.00%, 5/15/29	160,000	164,166
2.00%, 5/15/30	40,000	35,753
2.30%, 5/15/31	30,000	27,200
4.20%, 5/15/32	110,000	114,910
4.63%, 7/15/35	139,000	147,914
2.75%, 5/15/40	90,000	73,246
4.25%, 6/15/48	30,000	29,364
4.45%, 12/15/48	77,000	77,679
3.70%, 8/15/49	130,000	117,294
2.90%, 5/15/50	100,000	79,143
3.25%, 5/15/51	390,000	328,211
3.88%, 8/15/59	70,000	63,848
3.13%, 5/15/60	20,000	15,662
		4,865,495
Household Products/Wares – 0.0%(g)
Kimberly-Clark Corp., 3.10%, 3/26/30	30,000	29,056
Insurance – 0.2%
American International Group, Inc.,
2.50%, 6/30/25	60,000	57,780
4.75%, 4/01/48	90,000	87,571
Aon Corp.,
4.50%, 12/15/28	527,000	533,855
3.75%, 5/02/29(h)	162,000	157,707
Berkshire Hathaway Finance Corp.,
4.20%, 8/15/48	36,000	35,437
4.25%, 1/15/49	150,000	147,779
3.85%, 3/15/52	33,000	29,938

Guardian Life Global Funding, 1.10%, 6/23/25(b)	50,000	46,372
Hartford Financial Services Group (The), Inc., 3.60%, 8/19/49	32,000	26,211
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	176,000	153,708
MetLife, Inc., 6.40%, 12/15/36	100,000	104,090
New York Life Global Funding, 0.95%, 6/24/25(b)	80,000	74,267
	Par(a)	Value
Insurance (Continued)

Principal Life Global Funding II, 1.25%, 6/23/25(b)	$40,000	$37,069
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	80,000	79,583
		1,571,367
Internet – 0.4%
Alphabet, Inc.,
0.45%, 8/15/25	30,000	27,973
0.80%, 8/15/27	50,000	45,216
1.10%, 8/15/30	60,000	51,269
1.90%, 8/15/40	70,000	52,778
2.05%, 8/15/50(h)	40,000	28,505
Amazon.com, Inc.,
0.80%, 6/03/25	130,000	122,241
3.30%, 4/13/27(h)	50,000	50,336
1.20%, 6/03/27	380,000	346,753
3.15%, 8/22/27	140,000	139,984
3.45%, 4/13/29(h)	110,000	110,792
1.50%, 6/03/30	70,000	60,895
2.10%, 5/12/31	80,000	71,980
3.60%, 4/13/32	460,000	465,700
4.05%, 8/22/47	140,000	138,397
2.50%, 6/03/50	1,015,000	761,921
3.95%, 4/13/52	108,000	104,994
4.25%, 8/22/57	240,000	238,236

Morgan Stanley Domestic Holdings, Inc., 3.80%, 8/24/27	79,000	78,549
		2,896,519
Iron/Steel – 0.0%(g)
Commercial Metals Co., 4.38%, 3/15/32	68,000	58,285
Nucor Corp., 3.95%, 5/01/28	85,000	84,217
		142,502
Lodging – 0.1%
Las Vegas Sands Corp.,
3.20%, 8/08/24	100,000	97,109
2.90%, 6/25/25	380,000	356,123
MGM Resorts International,
5.75%, 6/15/25(h)	10,000	9,881
4.63%, 9/01/26	8,000	7,440
5.50%, 4/15/27(h)	10,000	9,700

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Lodging (Continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/01/25(b)	$65,000	$64,039
5.25%, 5/15/27(b)(h)	65,000	60,287
		604,579
Machinery - Diversified – 0.1%
CNH Industrial Capital LLC, 4.20%, 1/15/24	169,000	169,424
Deere & Co.,
3.10%, 4/15/30	30,000	29,197
3.75%, 4/15/50(h)	200,000	194,844
Otis Worldwide Corp.,
2.06%, 4/05/25	50,000	47,726
2.57%, 2/15/30	73,000	65,297
		506,488
Media – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)(h)	74,000	70,518
4.75%, 3/01/30(b)	58,000	52,780
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	570,000	577,645
4.20%, 3/15/28	90,000	87,001
2.25%, 1/15/29	31,000	26,446
5.05%, 3/30/29	480,000	477,828
4.40%, 4/01/33	400,000	371,229
5.38%, 4/01/38	60,000	54,939
3.50%, 6/01/41	300,000	219,617
3.50%, 3/01/42	60,000	43,735
6.48%, 10/23/45	372,000	373,543
5.38%, 5/01/47	181,000	159,240
5.75%, 4/01/48	226,000	208,317
5.13%, 7/01/49	286,000	246,229
4.80%, 3/01/50	30,000	24,755
3.70%, 4/01/51	103,000	72,403
3.90%, 6/01/52	692,000	499,938
6.83%, 10/23/55	107,000	110,937
3.85%, 4/01/61	139,000	94,945
4.40%, 12/01/61	146,000	108,633
3.95%, 6/30/62	185,000	129,293
5.50%, 4/01/63	110,000	96,314

Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(b)	37,000	34,218
Comcast Corp.,
3.95%, 10/15/25	160,000	162,688
3.15%, 3/01/26	50,000	49,707
		Par(a)	Value
Media (Continued)
Comcast Corp.,
3.30%, 4/01/27		$50,000	$49,695
4.15%, 10/15/28(h)		330,000	338,323
2.65%, 2/01/30		383,000	354,270
3.40%, 4/01/30		70,000	68,140
4.25%, 10/15/30		620,000	636,721
1.95%, 1/15/31		109,000	94,461
4.20%, 8/15/34		173,000	173,761
3.25%, 11/01/39		20,000	17,138
3.75%, 4/01/40		180,000	165,638
3.40%, 7/15/46		20,000	16,695
4.00%, 8/15/47		52,000	47,126
3.97%, 11/01/47		470,000	424,802
4.00%, 3/01/48		20,000	18,223
4.00%, 11/01/49		240,000	217,021
3.45%, 2/01/50		60,000	49,944
2.80%, 1/15/51		340,000	252,484
2.89%, 11/01/51		120,000	90,024
2.94%, 11/01/56		40,000	29,183
4.95%, 10/15/58		20,000	20,842
Cox Communications, Inc.,
3.15%, 8/15/24(b)		71,000	69,568
2.95%, 10/01/50(b)		100,000	71,414

Discovery Communications LLC, 1.90%, 3/19/27(h)	EUR	240,000	237,934
FactSet Research Systems, Inc., 3.45%, 3/01/32		211,000	191,293
Fox Corp., 5.48%, 1/25/39		450,000	460,556
iHeartCommunications, Inc.,
5.25%, 8/15/27(b)(h)		48,000	43,882
4.75%, 1/15/28(b)(h)		7,000	6,289

Nexstar Media, Inc., 5.63%, 7/15/27(b)		34,000	34,095
Paramount Global,
4.38%, 3/15/43		62,000	49,382
5.85%, 9/01/43		70,000	67,698

Sirius XM Radio, Inc., 5.50%, 7/01/29(b)		25,000	24,562
TEGNA, Inc.,
4.63%, 3/15/28(h)		13,000	12,697
5.00%, 9/15/29		10,000	9,776
Time Warner Cable LLC,
6.55%, 5/01/37		50,000	52,209
5.88%, 11/15/40		130,000	124,301

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33		170,000	202,725
			9,075,770

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Mining – 0.0%(g)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	$80,000	$74,992
Newmont Corp., 2.25%, 10/01/30	42,000	35,829
		110,821
Miscellaneous Manufacturing – 0.1%
3M Co.,
2.38%, 8/26/29	310,000	283,361
3.70%, 4/15/50(h)	100,000	89,842

Eaton Corp., 4.15%, 11/02/42	30,000	28,404
General Electric Co., 6.75%, 3/15/32	11,000	12,800
Textron, Inc.,
3.65%, 3/15/27	38,000	37,215
3.90%, 9/17/29	256,000	246,104
		697,726
Oil & Gas – 1.5%
Apache Corp.,
4.75%, 4/15/43	100,000	81,895
4.25%, 1/15/44	380,000	292,562
BP Capital Markets America, Inc.,
3.79%, 2/06/24	30,000	30,215
3.41%, 2/11/26	20,000	20,002
3.12%, 5/04/26	220,000	217,369
3.94%, 9/21/28	240,000	242,929
3.63%, 4/06/30	80,000	78,687
1.75%, 8/10/30(h)	200,000	171,487
3.00%, 2/24/50	380,000	292,523
Chevron Corp.,
1.55%, 5/11/25	130,000	125,062
2.00%, 5/11/27	40,000	38,029
3.08%, 5/11/50	490,000	408,581

Chevron USA, Inc., 3.85%, 1/15/28	240,000	245,721
Continental Resources, Inc.,
3.80%, 6/01/24	130,000	128,535
4.38%, 1/15/28	230,000	221,399
5.75%, 1/15/31(b)	20,000	19,720
4.90%, 6/01/44	160,000	129,154
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	280,000	272,945
4.38%, 3/15/29(b)	850,000	847,911

CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/25(b)	33,000	32,951
Devon Energy Corp.,
8.25%, 8/01/23	52,000	53,835
5.85%, 12/15/25	120,000	125,501
	Par(a)	Value
Oil & Gas (Continued)
Devon Energy Corp.,
5.25%, 10/15/27	$61,000	$61,696
5.88%, 6/15/28	8,000	8,182
4.50%, 1/15/30	112,000	108,552
5.60%, 7/15/41	371,000	381,480
4.75%, 5/15/42	544,000	512,676
5.00%, 6/15/45(h)	400,000	385,899
Diamondback Energy, Inc.,
3.25%, 12/01/26(h)	645,000	637,478
3.50%, 12/01/29	1,349,000	1,272,712
3.13%, 3/24/31	80,000	72,377
4.40%, 3/24/51	440,000	393,532
4.25%, 3/15/52	124,000	106,395
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	280,617
3.90%, 4/01/35	180,000	174,087
4.95%, 4/15/50(h)	270,000	289,697

EQT Corp., 7.00%, 2/01/30	150,000	164,230
Exxon Mobil Corp.,
2.99%, 3/19/25	300,000	298,817
3.04%, 3/01/26	70,000	69,807
2.44%, 8/16/29(h)	240,000	223,275
3.48%, 3/19/30	120,000	118,966
4.11%, 3/01/46	20,000	19,192
4.33%, 3/19/50	10,000	9,944
3.45%, 4/15/51	300,000	259,226

Marathon Petroleum Corp., 4.50%, 4/01/48	35,000	30,545
Matador Resources Co., 5.88%, 9/15/26(h)	15,000	15,262
Occidental Petroleum Corp.,
6.95%, 7/01/24	200,000	209,880
5.55%, 3/15/26	160,000	164,400
3.00%, 2/15/27(h)	220,000	202,573
7.88%, 9/15/31	210,000	243,075
4.50%, 7/15/44	80,000	66,873
6.60%, 3/15/46	150,000	165,750
4.10%, 2/15/47	50,000	40,506
4.20%, 3/15/48	230,000	187,387
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	27,248
1.90%, 8/15/30(h)	150,000	126,712
2.15%, 1/15/31	570,000	487,871

Sunoco L.P./Sunoco Finance Corp., 4.50%, 4/30/30	46,000	40,343
		11,934,275

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Services – 0.0%(g)
Halliburton Co., 3.80%, 11/15/25	$3,000	$3,006
Pharmaceuticals – 1.0%
AbbVie, Inc.,
3.75%, 11/14/23	20,000	20,171
2.60%, 11/21/24	490,000	479,793
3.80%, 3/15/25	410,000	411,057
3.60%, 5/14/25	40,000	40,007
2.95%, 11/21/26	100,000	97,564
3.20%, 11/21/29	640,000	610,695
4.55%, 3/15/35(h)	26,000	26,548
4.50%, 5/14/35	290,000	294,182
4.85%, 6/15/44	83,000	84,235
4.70%, 5/14/45	154,000	153,836
4.88%, 11/14/48(h)	20,000	20,302
4.25%, 11/21/49	361,000	339,016

Bausch Health Cos., Inc., 5.75%, 8/15/27(b)	15,000	12,457
Becton Dickinson and Co.,
3.36%, 6/06/24	87,000	86,385
4.69%, 12/15/44	16,000	16,030
Bristol-Myers Squibb Co.,
2.90%, 7/26/24	192,000	191,743
3.20%, 6/15/26	105,000	105,218
3.40%, 7/26/29	65,000	64,371
3.70%, 3/15/52	59,000	53,640
Cigna Corp.,
4.13%, 11/15/25	183,000	185,681
4.38%, 10/15/28	670,000	683,761
4.80%, 8/15/38	100,000	101,988
3.88%, 10/15/47	125,000	107,542
4.90%, 12/15/48	130,000	131,061
CVS Health Corp.,
3.63%, 4/01/27	40,000	39,911
4.30%, 3/25/28	217,000	220,578
3.75%, 4/01/30	512,000	498,647
1.88%, 2/28/31	40,000	33,461
2.13%, 9/15/31(h)	130,000	110,234
4.78%, 3/25/38	400,000	400,272
4.13%, 4/01/40	40,000	36,847
5.13%, 7/20/45	370,000	377,357
5.05%, 3/25/48	540,000	548,500
Johnson & Johnson,
0.55%, 9/01/25	80,000	74,606
0.95%, 9/01/27	150,000	137,127
3.63%, 3/03/37	70,000	69,562
2.10%, 9/01/40	350,000	270,003
Merck & Co., Inc.,
0.75%, 2/24/26(h)	120,000	111,241
1.45%, 6/24/30(h)	70,000	60,205
2.75%, 12/10/51	250,000	194,275
	Par(a)	Value
Pharmaceuticals (Continued)
Pfizer, Inc.,
0.80%, 5/28/25	$160,000	$151,277
2.63%, 4/01/30	110,000	103,971
1.70%, 5/28/30(h)	100,000	88,496
2.55%, 5/28/40	240,000	197,320
2.70%, 5/28/50	310,000	250,054
		8,291,227
Pipelines – 1.8%
Boardwalk Pipelines L.P., 4.80%, 5/03/29	20,000	19,725
Buckeye Partners L.P., 3.95%, 12/01/26(h)	8,000	7,446
Cameron LNG LLC,
2.90%, 7/15/31(b)	30,000	27,381
3.30%, 1/15/35(b)	822,000	730,942
3.40%, 1/15/38(b)	169,000	150,783
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	304,000	315,276
5.88%, 3/31/25	337,000	346,830
5.13%, 6/30/27	687,000	698,678
2.74%, 12/31/39	202,000	162,629
Energy Transfer L.P.,
4.20%, 9/15/23	200,000	200,090
7.60%, 2/01/24	154,000	159,718
3.90%, 5/15/24	418,000	415,558
2.90%, 5/15/25	200,000	192,143
5.95%, 12/01/25	160,000	166,283
5.50%, 6/01/27	130,000	134,217
4.95%, 6/15/28	20,000	20,164
5.25%, 4/15/29	60,000	60,781
3.75%, 5/15/30	430,000	399,362
5.30%, 4/01/44	160,000	144,383
5.35%, 5/15/45	360,000	327,960
5.40%, 10/01/47	305,000	280,123
6.25%, 4/15/49	107,000	106,985
5.00%, 5/15/50	274,000	241,509

Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/23	60,000	60,280
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	271,929
3.13%, 7/31/29	170,000	158,438
2.80%, 1/31/30(h)	550,000	498,834
7.55%, 4/15/38	10,000	12,121
5.95%, 2/01/41	114,000	124,052
4.85%, 3/15/44	80,000	76,653
5.10%, 2/15/45	100,000	99,319
4.80%, 2/01/49	40,000	38,841

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Pipelines (Continued)
Enterprise Products Operating LLC,
4.20%, 1/31/50	$60,000	$52,922
3.70%, 1/31/51	230,000	191,508
3.20%, 2/15/52	29,000	21,987
3.95%, 1/31/60	70,000	57,485
(3M USD LIBOR + 2.57%), 5.38%, 2/15/78(i)	50,000	40,068
Kinder Morgan Energy Partners L.P.,
4.25%, 9/01/24	100,000	100,706
6.38%, 3/01/41	110,000	114,248
5.50%, 3/01/44	10,000	9,723
Kinder Morgan, Inc.,
4.30%, 6/01/25	90,000	90,810
4.30%, 3/01/28	50,000	50,005
5.30%, 12/01/34	7,000	7,210
5.55%, 6/01/45	130,000	129,892
5.05%, 2/15/46	40,000	37,412
5.20%, 3/01/48	60,000	57,216
8/01/52(k)	144,000	144,306
MPLX L.P.,
4.00%, 3/15/28	200,000	194,974
4.80%, 2/15/29	30,000	30,222
4.50%, 4/15/38	90,000	81,816
5.20%, 3/01/47	60,000	56,018
5.20%, 12/01/47	100,000	90,803
4.70%, 4/15/48	450,000	394,133
5.50%, 2/15/49	90,000	86,921
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	168,000	168,326
3.25%, 7/15/31(b)	284,000	243,179

Northwest Pipeline LLC, 4.00%, 4/01/27	253,000	250,687
Sabine Pass Liquefaction LLC,
5.63%, 3/01/25	1,754,000	1,803,194
5.00%, 3/15/27	95,000	96,650

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	95,366
Targa Resources Corp.,
5.20%, 7/01/27	260,000	264,724
4.95%, 4/15/52(h)	193,000	172,643

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	390,000	347,080
Texas Eastern Transmission L.P.,
3.50%, 1/15/28(b)	226,000	217,055
7.00%, 7/15/32	74,000	86,315
		Par(a)	Value
Pipelines (Continued)
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26		$1,103,000	$1,229,386
4.00%, 3/15/28		321,000	316,916
3.95%, 5/15/50		68,000	58,465
Western Midstream Operating L.P.,
3.35%, 2/01/25		50,000	49,001
4.65%, 7/01/26(h)		90,000	89,338
Williams (The) Cos., Inc.,
4.90%, 1/15/45		440,000	409,755
5.10%, 9/15/45		140,000	135,395
4.85%, 3/01/48		110,000	103,496
			14,826,789
Real Estate Investment Trusts – 0.7%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34		99,000	86,174
American Tower Corp.,
1.30%, 9/15/25(h)		24,000	21,965
3.95%, 3/15/29		53,000	51,142
3.80%, 8/15/29		420,000	401,655
2.10%, 6/15/30		136,000	113,665
Crown Castle International Corp.,
3.10%, 11/15/29		245,000	224,143
3.30%, 7/01/30		208,000	190,657
2.10%, 4/01/31		237,000	197,422
2.50%, 7/15/31		129,000	110,493
Digital Dutch Finco B.V.,
1.50%, 3/15/30	EUR	130,000	117,245
1.00%, 1/15/32	EUR	100,000	82,064
Duke Realty L.P.,
1.75%, 7/01/30		39,000	32,742
1.75%, 2/01/31		198,000	165,679
Equinix, Inc.,
1.00%, 9/15/25(h)		297,000	270,672
3.20%, 11/18/29(h)		235,000	216,582
2.15%, 7/15/30(h)		89,000	75,268
2.50%, 5/15/31(h)		78,000	66,870
3.90%, 4/15/32		524,000	496,470
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/30		487,000	440,020
4.00%, 1/15/31		200,000	178,716
3.25%, 1/15/32		393,000	333,081
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28		59,000	50,636
4.15%, 4/15/32		34,000	31,879

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 8/01/26	$8,000	$7,830
National Retail Properties, Inc.,
4.80%, 10/15/48	145,000	136,966
3.10%, 4/15/50	42,000	29,610
3.50%, 4/15/51	107,000	82,565
3.00%, 4/15/52	67,000	46,955

Realty Income Corp., 3.25%, 1/15/31	74,000	69,034
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/27	49,000	47,285
Service Properties Trust, 4.35%, 10/01/24(h)	28,000	25,053
VICI Properties L.P.,
4.75%, 2/15/28	165,000	162,077
4.95%, 2/15/30	285,000	279,143
VICI Properties L.P./VICI Note Co., Inc.,
5.63%, 5/01/24(b)	66,000	66,030
4.63%, 6/15/25(b)	39,000	37,853
4.50%, 9/01/26(b)	38,000	36,268
4.25%, 12/01/26(b)	134,000	125,941
5.75%, 2/01/27(b)	59,000	58,751

WP Carey, Inc., 2.40%, 2/01/31	160,000	134,551
		5,301,152
Retail – 0.3%
Costco Wholesale Corp.,
1.38%, 6/20/27	190,000	175,448
1.75%, 4/20/32(h)	90,000	77,544
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	58,272
3.90%, 12/06/28	10,000	10,299
2.70%, 4/15/30	80,000	75,352
3.30%, 4/15/40	160,000	141,495
3.90%, 6/15/47	20,000	18,757
3.35%, 4/15/50	210,000	179,700
Lowe's Cos., Inc.,
1.70%, 9/15/28	180,000	159,959
4.50%, 4/15/30	406,000	415,166
McDonald's Corp.,
3.30%, 7/01/25	70,000	69,945
1.45%, 9/01/25	140,000	132,485
3.70%, 1/30/26	60,000	60,859
3.50%, 3/01/27	30,000	30,013
3.50%, 7/01/27	60,000	59,991
3.80%, 4/01/28	270,000	271,635
2.13%, 3/01/30	170,000	151,344
3.60%, 7/01/30	80,000	78,673
	Par(a)	Value
Retail (Continued)
McDonald's Corp.,
4.20%, 4/01/50	$310,000	$295,241

Target Corp., 2.25%, 4/15/25(h)	110,000	107,666
Walmart, Inc.,
1.50%, 9/22/28(h)	60,000	54,253
2.38%, 9/24/29	20,000	18,772
1.80%, 9/22/31	40,000	35,486
		2,678,355
Semiconductors – 0.6%
Applied Materials, Inc., 1.75%, 6/01/30	140,000	122,506
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	132,000	130,623
Broadcom, Inc.,
4.15%, 11/15/30	154,000	146,112
4.15%, 4/15/32(b)	67,000	63,033
3.14%, 11/15/35(b)	640,000	514,619
4.93%, 5/15/37(b)	899,000	852,287
Intel Corp.,
3.70%, 7/29/25	20,000	20,251
1.60%, 8/12/28	170,000	154,444
3.73%, 12/08/47	183,000	159,892
4.75%, 3/25/50	142,000	144,275
3.05%, 8/12/51	80,000	61,486
KLA Corp.,
4.10%, 3/15/29	221,000	226,888
4.65%, 7/15/32	130,000	139,256
3.30%, 3/01/50	212,000	177,018
5.25%, 7/15/62	125,000	137,081
Lam Research Corp.,
3.75%, 3/15/26	77,000	78,207
4.88%, 3/15/49	34,000	36,843
2.88%, 6/15/50(h)	100,000	78,620
NVIDIA Corp.,
3.50%, 4/01/40	250,000	229,053
3.50%, 4/01/50(h)	420,000	375,493
3.70%, 4/01/60	100,000	89,846

QUALCOMM, Inc., 3.25%, 5/20/50(h)	103,000	88,361
Texas Instruments, Inc.,
2.90%, 11/03/27	390,000	382,455
1.75%, 5/04/30	70,000	62,078
3.88%, 3/15/39	200,000	195,946
		4,666,673
Shipbuilding – 0.0%(g)
Huntington Ingalls Industries, Inc.,
3.84%, 5/01/25	75,000	74,177

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Shipbuilding (Continued)
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	$48,000	$42,026
4.20%, 5/01/30	143,000	137,845
		254,048
Software – 0.7%
Adobe, Inc., 2.30%, 2/01/30(h)	200,000	182,992
Autodesk, Inc.,
3.50%, 6/15/27	148,000	145,947
2.40%, 12/15/31	109,000	93,264

Electronic Arts, Inc., 1.85%, 2/15/31	39,000	32,915
Fiserv, Inc., 3.50%, 7/01/29	114,000	108,058
Microsoft Corp.,
3.30%, 2/06/27	1,120,000	1,137,164
2.53%, 6/01/50	284,000	221,240
2.92%, 3/17/52	58,000	48,455
Oracle Corp.,
1.65%, 3/25/26	360,000	330,944
2.95%, 4/01/30	30,000	26,506
2.88%, 3/25/31	430,000	370,585
3.90%, 5/15/35	9,000	7,740
3.85%, 7/15/36	170,000	143,825
6.13%, 7/08/39	182,000	186,106
3.60%, 4/01/40	234,000	181,419
3.65%, 3/25/41	597,000	463,510
4.00%, 7/15/46	260,000	201,205
3.60%, 4/01/50	418,000	304,661
3.95%, 3/25/51	105,000	81,324

Roper Technologies, Inc., 2.95%, 9/15/29	76,000	69,357
Salesforce, Inc.,
3.70%, 4/11/28(h)	250,000	256,018
3.05%, 7/15/61	181,000	142,086

ServiceNow, Inc., 1.40%, 9/01/30	243,000	198,000
VMware, Inc.,
1.80%, 8/15/28	72,000	61,498
2.20%, 8/15/31	229,000	185,995
Workday, Inc.,
3.50%, 4/01/27	70,000	68,735
3.70%, 4/01/29	100,000	96,480
3.80%, 4/01/32(h)	130,000	124,064
		5,470,093
Telecommunications – 1.5%
AT&T, Inc.,
3.80%, 2/15/27	170,000	170,643
2.30%, 6/01/27	170,000	158,578
	Par(a)	Value
Telecommunications (Continued)
AT&T, Inc.,
1.65%, 2/01/28	$520,000	$462,382
4.35%, 3/01/29	144,000	145,256
4.30%, 2/15/30(b)	105,000	105,164
2.25%, 2/01/32	30,000	25,514
2.55%, 12/01/33	728,000	616,333
6.00%, 8/15/40	103,000	113,256
5.35%, 9/01/40	50,000	52,025
5.55%, 8/15/41	40,000	42,229
4.80%, 6/15/44	22,000	21,061
3.30%, 2/01/52	40,000	30,478
3.50%, 9/15/53	591,000	467,213
3.55%, 9/15/55	332,000	258,816
3.80%, 12/01/57	165,000	133,777
3.65%, 9/15/59	275,000	214,280

Juniper Networks, Inc., 2.00%, 12/10/30	70,000	56,489
Level 3 Financing, Inc., 4.63%, 9/15/27(b)(h)	12,000	10,968
Motorola Solutions, Inc.,
4.60%, 5/23/29	235,000	230,134
2.75%, 5/24/31	403,000	337,895
5.60%, 6/01/32	140,000	145,217
5.50%, 9/01/44	105,000	100,514
T-Mobile USA, Inc.,
3.50%, 4/15/25	230,000	227,317
3.75%, 4/15/27	20,000	19,683
3.88%, 4/15/30	1,299,000	1,249,541
2.55%, 2/15/31(h)	70,000	61,207
2.25%, 11/15/31(h)	560,000	472,931
3.00%, 2/15/41	90,000	69,904
3.30%, 2/15/51	70,000	53,536
3.40%, 10/15/52	167,000	128,533
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,679
4.13%, 3/16/27	60,000	61,459
3.00%, 3/22/27	30,000	29,267
2.10%, 3/22/28	632,000	578,121
4.33%, 9/21/28	250,000	256,412
3.88%, 2/08/29	30,000	29,913
3.15%, 3/22/30	403,000	380,368
1.50%, 9/18/30	544,000	452,908
1.68%, 10/30/30	126,000	105,356
1.75%, 1/20/31	329,000	275,220
2.55%, 3/21/31	670,000	595,345
2.36%, 3/15/32	616,000	532,028
4.50%, 8/10/33	1,060,000	1,078,514
2.65%, 11/20/40	808,000	624,089
3.40%, 3/22/41(m)	125,000	106,419
3.85%, 11/01/42	60,000	53,496

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
4.13%, 8/15/46	$70,000	$64,517
4.86%, 8/21/46	40,000	41,228
4.00%, 3/22/50	190,000	170,541
2.88%, 11/20/50	657,000	485,585
3.55%, 3/22/51	330,000	276,722
3.70%, 3/22/61	78,000	63,935
		12,451,996
Transportation – 0.3%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	58,000	64,310
3.30%, 9/15/51	135,000	114,749
4.45%, 1/15/53	55,000	56,154
CSX Corp.,
4.75%, 11/15/48	74,000	75,414
2.50%, 5/15/51	108,000	76,786
4.65%, 3/01/68	38,000	36,999
Norfolk Southern Corp.,
3.00%, 3/15/32(h)	235,000	220,698
3.05%, 5/15/50	210,000	164,002
4.55%, 6/01/53	45,000	44,712
3.16%, 5/15/55	75,000	58,103

Ryder System, Inc., 4.63%, 6/01/25(h)	382,000	387,484
Union Pacific Corp.,
2.75%, 3/01/26	53,000	51,845
2.15%, 2/05/27	120,000	113,749
2.40%, 2/05/30	220,000	201,633
3.95%, 8/15/59	104,000	93,852
3.84%, 3/20/60	238,000	213,175
2.97%, 9/16/62	43,000	31,805
3.75%, 2/05/70	160,000	135,714
		2,141,184
Trucking & Leasing – 0.0%(g)
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 7/15/25(b)	27,000	26,761
1.20%, 11/15/25(b)	82,000	73,883
1.70%, 6/15/26(b)(h)	241,000	217,712
		318,356
Total Corporate Bonds (Cost $190,351,044)		173,888,642
	Par(a)	Value

Foreign Issuer Bonds – 7.0%
Argentina – 0.0%(g)
Genneia S.A., 8.75%, 9/02/27(b)	$16,330	$14,568
YPF S.A., 7.00%, 12/15/47(b)	45,000	22,612
		37,180
Australia – 0.2%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20,000	21,433
Glencore Funding LLC,
4.13%, 3/12/24(b)	390,000	388,571
1.63%, 4/27/26(b)	238,000	214,132
4.00%, 3/27/27(b)	320,000	310,352
3.88%, 10/27/27(b)	70,000	67,209
2.50%, 9/01/30(b)(h)	408,000	338,887
2.85%, 4/27/31(b)(h)	208,000	175,571
		1,516,155
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26	300,000	301,812
4.70%, 2/01/36	145,000	149,039
4.90%, 2/01/46	200,000	201,421

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	62,000	54,755
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	140,000	143,206
4.75%, 1/23/29	420,000	442,180
3.50%, 6/01/30	154,000	151,357
4.35%, 6/01/40	130,000	124,122
4.60%, 4/15/48	30,000	28,983
4.44%, 10/06/48	120,000	113,356
5.55%, 1/23/49	260,000	285,694
4.50%, 6/01/50	357,000	342,550
		2,338,475
Brazil – 0.4%
Atento Luxco 1 S.A., 8.00%, 2/10/26(b)	16,000	9,926
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	34,000	33,837
Gol Finance S.A., 7.00%, 1/31/25(b)	102,000	54,570
Klabin Austria GmbH, 3.20%, 1/12/31(b)(h)	200,000	163,355
Oi S.A., 10.00%, 7/27/25(n)	26,000	12,317
Suzano Austria GmbH,
6.00%, 1/15/29	1,620,000	1,657,260

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Brazil (Continued)
Suzano Austria GmbH,
3.13%, 1/15/32(h)	$45,000	$36,574
Vale Overseas Ltd.,
6.25%, 8/10/26(h)	850,000	909,398
6.88%, 11/21/36	300,000	324,000
		3,201,237
Canada – 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)	11,000	10,173
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 1/15/30(b)	14,314	13,080
Bank of Montreal,
1.85%, 5/01/25(h)	210,000	200,793
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(i)	40,000	37,544
Bank of Nova Scotia (The),
3.45%, 4/11/25	430,000	427,085
1.30%, 6/11/25	120,000	112,107
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(i)	140,000	130,725

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	205,399
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 9/15/27(b)(h)	37,000	33,243
Canadian Pacific Railway Co.,
2.45%, 12/02/31	560,000	503,202
3.00%, 12/02/41	150,000	123,766

Mattamy Group Corp., 5.25%, 12/15/27(b)	8,000	7,024
Rogers Communications, Inc.,
3.80%, 3/15/32(b)	310,000	300,107
4.55%, 3/15/52(b)	240,000	224,834
Royal Bank of Canada,
3.97%, 7/26/24	181,000	182,095
1.15%, 6/10/25	100,000	93,343
3.88%, 5/04/32(h)	340,000	333,194

Suncor Energy, Inc., 6.50%, 6/15/38	45,000	50,459
Toronto-Dominion Bank (The), 1.15%, 6/12/25	110,000	102,561
		3,090,734
		Par(a)	Value
Chile – 0.2%
Chile Government International Bond, 3.10%, 1/22/61		$310,000	$220,894
Corp. Nacional del Cobre de Chile,
3.63%, 8/01/27(b)		330,000	322,093
3.70%, 1/30/50(b)		860,000	670,146

Kenbourne Invest S.A., 6.88%, 11/26/24(b)		200,000	187,320
			1,400,453
China – 0.3%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25		80,000	77,058
4.30%, 6/18/29		332,000	324,318
3.40%, 5/01/30		290,000	264,608
2.50%, 5/11/31		358,000	301,940
2.65%, 2/15/32		160,000	134,269
Prosus N.V.,
3.68%, 1/21/30(b)		600,000	506,439
4.03%, 8/03/50(b)		580,000	398,303

Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24(b)		290,000	294,748
Tencent Holdings Ltd., 3.24%, 6/03/50		540,000	368,240
			2,669,923
Colombia – 0.4%
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		19,000	15,550
Colombia Government International Bond,
4.50%, 3/15/29		243,000	219,803
3.25%, 4/22/32		620,000	482,087
5.00%, 6/15/45		1,010,000	733,814
5.20%, 5/15/49		460,000	339,036
Colombian TES,
7.00%, 3/26/31	COP	294,000,000	49,863
7.25%, 10/18/34	COP	257,000,000	40,965
Ecopetrol S.A.,
6.88%, 4/29/30		56,000	53,398
5.88%, 5/28/45		1,410,000	1,068,159

Grupo Aval Ltd., 4.38%, 2/04/30(b)(h)		200,000	158,000
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/29		200,000	166,700
			3,327,375
Denmark – 0.1%
Danske Bank A/S,
3.88%, 9/12/23(b)		400,000	398,543

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Denmark (Continued)
Danske Bank A/S,
5.38%, 1/12/24(b)		$400,000	$405,533
1.23%, 6/22/24(b)		200,000	189,056
			993,132
Dominican Republic – 0.0%(g)
Dominican Republic International Bond, 5.50%, 2/22/29(b)		150,000	138,973
France – 0.2%
BNP Paribas S.A.,
(3M USD LIBOR + 2.24%), 4.71%, 1/10/25(b)(i)		200,000	200,609
(SOFR + 2.07%), 2.22%, 6/09/26(b)(i)		600,000	560,507
(3M USD LIBOR + 2.57%), 5.20%, 1/10/30(b)(i)		300,000	302,828
(SOFR + 1.51%), 3.05%, 1/13/31(b)(i)		200,000	175,692

Credit Agricole S.A., (SOFR + 1.68%), 1.91%, 6/16/26(b)(i)		250,000	231,080
Danone S.A., 2.95%, 11/02/26(b)		200,000	194,296
French Republic Government Bond O.A.T., 0.75%, 5/25/53(b)	EUR	36,300	26,685
			1,691,697
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	192,150
Reliance Industries Ltd.,
2.88%, 1/12/32(b)		250,000	216,194
3.63%, 1/12/52(b)		450,000	341,913
			750,257
Indonesia – 0.3%
Indonesia Government International Bond,
2.85%, 2/14/30		200,000	184,086
3.70%, 10/30/49		530,000	445,617
3.05%, 3/12/51		222,000	177,780

Pertamina Persero PT, 6.00%, 5/03/42(b)		280,000	282,386
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		1,080,000	1,100,142
			2,190,011
		Par(a)	Value
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		$550,000	$489,280
3.00%, 10/29/28		400,000	351,011
3.30%, 1/30/32		150,000	125,979
			966,270
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		700,000	677,446
4.50%, 4/03/20(o)		220,000	206,219
			883,665
Japan – 0.2%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(i)		200,000	198,214
Mizuho Financial Group, Inc., (SOFR + 1.53%), 1.98%, 9/08/31(i)		200,000	161,779
Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)		338,000	306,722
Nomura Holdings, Inc., 2.61%, 7/14/31		293,000	240,893
Takeda Pharmaceutical Co. Ltd.,
5.00%, 11/26/28		200,000	209,039
2.05%, 3/31/30		200,000	173,664
2.00%, 7/09/40	EUR	110,000	98,056
			1,388,367
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		600,000	511,056
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	349,041
			860,097
Kuwait – 0.1%
Equate Petrochemical B.V.,
4.25%, 11/03/26(b)		210,000	207,135
2.63%, 4/28/28(b)		450,000	403,279
			610,414
Macau – 0.2%
Sands China Ltd.,
5.13%, 8/08/25		300,000	283,221
4.30%, 1/08/26		1,000,000	900,675
4.88%, 6/18/30(h)		900,000	776,250
			1,960,146

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Mexico – 0.7%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.03%), 6.63%, 1/24/32(i)(j)		$200,000	$162,000
Braskem Idesa SAPI, 6.99%, 2/20/32(b)		200,000	172,440
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	567,000
Grupo Televisa S.A.B., 6.63%, 1/15/40		9,000	9,869
Mexican Bonos, 8.50%, 11/18/38	MXN	4,200,000	200,633
Mexico Government International Bond,
2.66%, 5/24/31		368,000	315,094
4.75%, 3/08/44		2,060,000	1,792,257
4.50%, 1/31/50(h)		420,000	345,295
4.40%, 2/12/52		930,000	740,634
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	253,952
2.88%, 5/11/31(b)		270,000	222,750
Petroleos Mexicanos,
7.19%, 9/12/24	MXN	1,203,000	54,174
6.88%, 10/16/25(h)		25,000	24,492
8.75%, 6/02/29(b)		142,000	133,693
6.70%, 2/16/32		292,000	233,892
5.63%, 1/23/46(h)		620,000	395,762
			5,623,937
Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)		200,000	196,100
Netherlands – 0.2%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	441,340
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(i)		250,000	240,739
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(i)		250,000	231,064
Shell International Finance B.V.,
3.50%, 11/13/23		170,000	171,916
2.88%, 5/10/26		140,000	137,635
2.38%, 11/07/29		200,000	181,388
2.75%, 4/06/30		100,000	93,603
4.38%, 5/11/45		70,000	69,040
4.00%, 5/10/46		80,000	74,071
3.25%, 4/06/50		300,000	250,498
			1,891,294
		Par(a)	Value
Oman – 0.0%(g)
Oman Government International Bond, 6.75%, 10/28/27		$200,000	$208,882
Panama – 0.2%
Panama Government International Bond,
3.88%, 3/17/28		200,000	193,779
6.70%, 1/26/36		780,000	859,139
4.30%, 4/29/53(h)		800,000	643,616
4.50%, 4/01/56		247,000	200,078
			1,896,612
Peru – 0.3%
Peruvian Government International Bond,
4.13%, 8/25/27(h)		137,000	137,448
5.63%, 11/18/50		110,000	120,210
3.55%, 3/10/51(h)		220,000	176,830
3.60%, 1/15/72(h)		270,000	199,558
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	560,357
5.63%, 6/19/47(b)		200,000	140,750

Southern Copper Corp., 5.25%, 11/08/42		1,040,000	1,018,774
			2,353,927
Philippines – 0.0%(g)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	211,798
Poland – 0.1%
Republic of Poland Government International Bond, 4.00%, 1/22/24		790,000	795,186
Qatar – 0.0%(g)
Qatar Energy, 3.13%, 7/12/41(b)		200,000	168,988
Russia – 0.1%
Lukoil Capital DAC,
2.80%, 4/26/27(b)(f)		370,000	232,761
3.60%, 10/26/31(b)(f)		470,000	255,093

Russian Federal Bond - OFZ, 6.10%, 7/18/35(p)	RUB	15,614,000	58,826
			546,680
Saudi Arabia – 0.1%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		200,000	179,400
EIG Pearl Holdings S.a.r.l., 4.39%, 11/30/46(b)		305,000	246,546
			425,946

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
South Africa – 0.2%
Anglo American Capital PLC,
4.00%, 9/11/27(b)		$400,000	$385,578
5.63%, 4/01/30(b)		725,000	746,000

Sasol Financing U.S.A. LLC, 5.50%, 3/18/31		200,000	163,100
			1,294,678
Spain – 0.1%
Banco Santander S.A.,
2.75%, 5/28/25		800,000	763,516
1.85%, 3/25/26		200,000	181,901

Spain Government Bond, 1.00%, 10/31/50(b)	EUR	43,000	30,953
Telefonica Emisiones S.A., 4.10%, 3/08/27		150,000	149,151
			1,125,521
Switzerland – 0.3%
Credit Suisse A.G., 2.95%, 4/09/25		250,000	241,275
Credit Suisse Group A.G.,
(SOFR + 1.56%), 2.59%, 9/11/25(b)(i)		250,000	234,441
(SOFR + 3.73%), 4.19%, 4/01/31(b)(i)		250,000	222,358
(SOFR + 1.73%), 3.09%, 5/14/32(b)(i)		500,000	401,938
UBS Group A.G.,
(3M USD LIBOR + 0.95%), 2.86%, 8/15/23(b)(i)		200,000	199,945
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(i)		250,000	251,464
4.25%, 3/23/28(b)		770,000	758,499
			2,309,920
Taiwan – 0.1%
TSMC Arizona Corp.,
2.50%, 10/25/31		1,020,000	894,634
4.25%, 4/22/32(h)		200,000	204,130
			1,098,764
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		700,000	671,954
United Kingdom – 0.6%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)		171,000	168,956
BAE Systems PLC, 3.40%, 4/15/30(b)		271,000	256,212
Barclays PLC,
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(i)		200,000	198,308
	Par(a)	Value
United Kingdom (Continued)
Barclays PLC,
(3M USD LIBOR + 3.05%), 5.09%, 6/20/30(i)	$200,000	$190,491
BAT Capital Corp.,
3.56%, 8/15/27	300,000	280,665
2.26%, 3/25/28	100,000	85,707
4.54%, 8/15/47	190,000	141,640
5.28%, 4/02/50	38,000	30,936
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(i)	200,000	186,381
(3M USD LIBOR + 1.55%), 4.04%, 3/13/28(i)	240,000	231,589
(3M USD LIBOR + 1.53%), 4.58%, 6/19/29(i)	287,000	280,337
(3M USD LIBOR + 1.61%), 3.97%, 5/22/30(i)	550,000	515,721
Lloyds Banking Group PLC,
(3M USD LIBOR + 0.81%), 2.91%, 11/07/23(i)	270,000	268,945
4.38%, 3/22/28	290,000	286,623

Nationwide Building Society, (3M USD LIBOR + 1.39%), 4.36%, 8/01/24(b)(i)	200,000	199,466
Natwest Group PLC,
(3M USD LIBOR + 1.76%), 4.27%, 3/22/25(i)	400,000	396,453
(3M USD LIBOR + 1.91%), 5.08%, 1/27/30(i)	200,000	199,424
RELX Capital, Inc.,
4.00%, 3/18/29	272,000	271,915
3.00%, 5/22/30	209,000	193,456

Reynolds American, Inc., 5.85%, 8/15/45	108,000	95,060
Vodafone Group PLC, 4.38%, 5/30/28	130,000	132,343
		4,610,628
Uruguay – 0.2%
Uruguay Government International Bond,
4.38%, 1/23/31(h)	800,000	838,498
5.10%, 6/18/50	617,641	657,693
		1,496,191
Total Foreign Issuer Bonds (Cost $64,148,985)		56,941,567

Mortgage-Backed Securities – 31.4%
Commercial Mortgage-Backed Securities – 2.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(d)	740,000	615,257

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 2.72%, 1/16/37(b)(c)	$840,000	$806,759
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60	330,000	317,655
Series 2017-BNK7, Class A5, 3.44%, 9/15/60	100,000	98,251
Series 2019-BN19, Class C, 4.03%, 8/15/61(d)	280,000	246,492
Series 2018-BN13, Class A5, 4.22%, 8/15/61	480,000	489,067

Bayview Commercial Asset Trust, Series 2006-1A, Class A1, (1M USD LIBOR + 0.41%), 2.66%, 4/25/36(b)(c)	292,333	260,692
Benchmark Mortgage Trust,
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	638,164
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	389,526
Series 2019-B9, Class XA, 1.03%, 3/15/52(d)	1,744,076	91,706
Series 2021-B25, Class XA, 1.11%, 4/15/54(d)	6,738,897	467,917
Series 2021-B27, Class XA, 1.27%, 7/15/54(d)	5,249,505	414,515
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	494,019

BHMS, Series 2018-ATLS, Class A, (1M USD LIBOR + 1.25%, 1.25% Floor), 3.25%, 7/15/35(b)(c)	1,190,000	1,144,223
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M USD LIBOR + 0.67%, 0.67% Floor), 2.67%, 6/15/38(b)(c)	664,963	639,888
Series 2021-XL2, Class A, (1M USD LIBOR + 0.69%, 0.69% Floor), 2.69%, 10/15/38(b)(c)	989,470	950,471
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(d)	$370,000	$329,050
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M USD LIBOR + 1.07%, 1.07% Floor), 3.07%, 12/15/37(b)(c)	720,000	709,926
Series 2019-LIFE, Class D, (1M USD LIBOR + 1.75%, 1.75% Floor), 3.75%, 12/15/37(b)(c)	100,000	96,560

CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(d)	100,000	91,099
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class D, 4.74%, 1/10/36(b)(d)	500,000	487,649
Series 2019-SMRT, Class E, 4.74%, 1/10/36(b)(d)	500,000	483,635
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	234,564
Series 2016-C1, Class D, 4.94%, 5/10/49(b)(d)	250,000	219,268
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	87,303
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	408,143

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	247,895
CSMC OA LLC, Series 2014-USA, Class B, 4.18%, 9/15/37(b)	530,000	490,083
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(d)	13,945,000	207,591
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 3.15%, 5/15/26(b)(c)	700,000	675,702
Series 2020-DUNE, Class A, (1M USD LIBOR + 1.10%, 1.10% Floor), 3.10%, 12/15/36(b)(c)	960,000	943,638

GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	235,453

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 2.82%, 3/15/39(b)(c)	$330,000	$325,654
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-MKST, Class D, (1M USD LIBOR + 1.50%, 1.50% Floor), 3.50%, 12/15/36(b)(c)	710,000	663,226
Series 2017-JP6, Class A5, 3.49%, 7/15/50	235,000	230,915

LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 4/20/48(b)(d)	54,523	53,576
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M USD LIBOR + 1.65%, 1.40% Floor), 3.65%, 5/15/36(b)(c)	359,483	348,920
Series 2019-L2, Class XA, 1.02%, 3/15/52(d)	2,539,397	134,624

OPG Trust, Series 2021-PORT, Class A, (1M USD LIBOR + 0.48%, 0.48% Floor), 2.48%, 10/15/36(b)(c)	695,370	663,698
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M USD LIBOR + 1.15%, 1.15% Floor), 3.15%, 5/15/38(b)(c)	200,000	190,951
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 2.96%, 1/15/39(b)(c)	310,000	299,902
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(b)(d)	846,000	739,634
SREIT Trust, Series 2021-MFP, Class A, (1M USD LIBOR + 0.73%, 0.73% Floor), 2.73%, 11/15/38(b)(c)	800,000	769,745
VASA Trust, Series 2021-VASA, Class A, (1M USD LIBOR + 0.90%, 0.90% Floor), 2.90%, 7/15/39(b)(c)	410,000	391,179
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	$300,000	$262,842
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	308,578
		19,395,605
Federal Home Loan Mortgage Corporation – 6.5%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	518,928
Multifamily Structured Pass Through Certificates,
Series K736, Class X1, 1.31%, 7/25/26(d)	1,021,824	40,662
Series K095, Class XAM, 1.24%, 6/25/29(d)	500,000	37,175
Series K-1517, Class X1, 1.33%, 7/25/35(d)	239,563	29,700
Pool,
3.00%, 10/01/32 - 6/01/52	9,883,081	9,626,116
3.50%, 4/01/33 - 5/01/52	2,319,205	2,328,134
2.00%, 7/01/41 - 2/01/52	12,856,588	11,664,927
1.50%, 10/01/41	37,698	33,530
2.50%, 4/01/42 - 3/01/52	13,050,587	12,264,521
4.00%, 1/01/45 - 7/01/52	4,835,741	4,923,053
(1Y USD LIBOR + 1.62%, 1.62% Floor, 7.88% Cap), 2.88%, 11/01/47(c)	206,130	204,464
(1Y USD LIBOR + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	732,691	723,901
4.50%, 1/01/49 - 8/01/52	3,337,906	3,444,336
5.00%, 11/01/49 - 7/01/52	564,956	587,623
(1Y USD LIBOR + 1.62%, 1.62% Floor, 8.09% Cap), 3.09%, 2/01/50(c)	357,995	356,373
8/01/50 - 4/01/52(k)	4,667,728	4,353,546
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	188,577
Series 5100, Class MI, 3.50%, 9/25/48	166,718	30,342
Series 5148, Class BI, 2.50%, 1/25/49	849,080	113,185
Series 5140, Class NI, 2.50%, 5/25/49	379,713	52,492

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5148, Class CI, 2.00%, 6/25/49	$480,391	$55,622
Series 4940, Class PI, 4.00%, 7/25/49	35,849	5,340
Series 4995, Class BI, 4.50%, 6/25/50	41,276	7,881
Series 5010, Class IK, 2.50%, 9/25/50	71,508	10,366
Series 5010, Class JI, 2.50%, 9/25/50	336,456	52,387
Series 5013, Class IN, 2.50%, 9/25/50	88,532	14,322
Series 5129, Class IO, 3.00%, 9/25/50	106,384	14,872
Series 5014, Class DI, 4.00%, 9/25/50	49,190	9,153
Series 5018, Class MI, 2.00%, 10/25/50	265,962	36,969
Series 5018, Class CI, 4.50%, 10/25/50	45,895	9,458
Series 5040, Class IB, 2.50%, 11/25/50	77,370	11,524
Series 5059, Class IB, 2.50%, 1/25/51	360,142	59,356
Series 5069, Class MI, 2.50%, 2/25/51	82,833	12,683
Series 5139, Class IG, 3.00%, 9/25/51	308,279	45,318
Series 5142, Class IP, 3.00%, 9/25/51	82,295	12,767
Series 5142, Class PI, 3.00%, 9/25/51	86,489	13,176
Series 5145, Class HI, 3.00%, 9/25/51	83,297	12,416
Series 5155, Class JI, 3.00%, 10/25/51	85,949	12,633
Series 5155, Class NI, 3.00%, 10/25/51	172,162	22,225
Series 5167, Class MI, 3.00%, 11/25/51	89,553	11,618
Series 5164, Class IB, 3.00%, 11/25/51	81,259	12,271
Series 5230, Class PE, 2.00%, 12/25/51	300,000	258,565
Series 5196, Class DI, 3.00%, 2/25/52	207,333	31,859
Series 5224, Class HL, 4.00%, 4/25/52	500,000	502,313

Strips, Series 334, Class S7, (6.10% - 1M USD LIBOR, 6.10% Cap), 4.10%, 8/15/44(c)	22,986	2,965
		52,759,644
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.7%
Pool,
3.00%, 10/01/32 - 9/01/48	$871,098	$869,018
3.50%, 6/01/46 - 4/01/49	3,028,710	3,054,930
4.50%, 4/01/47 - 4/01/49	660,755	687,167
4.00%, 6/01/48	744,049	760,348
5.00%, 11/01/48	33,153	34,521
		5,405,984
Federal National Mortgage Association – 12.1%
Alternative Credit Enhancement Securities,
Series 2019-M6, Class A2, 3.45%, 1/01/29	80,580	81,733
Series 2019-M23, Class 3A3, 2.72%, 10/25/31	91,760	87,786
Series 2020-M36, Class X1, 1.46%, 9/25/34(d)	588,118	51,435
Series 2013-M6, Class 1AC, 3.35%, 2/25/43(d)	49,519	50,022

Interest Strip, Series 409, Class C18, 4.00%, 4/25/42	8,845	1,598
Pool,
3.00%, 9/01/28 - 12/01/54	17,656,769	17,295,020
3.16%, 5/01/29	57,486	57,294
2.93%, 6/01/30	19,209	18,759
2.15%, 2/01/32(d)	19,944	18,037
2.50%, 12/01/33 - 7/01/61	22,421,566	21,108,171
3.50%, 1/01/34 - 5/01/52	10,277,363	10,308,211
2.00%, 3/01/41 - 3/01/52	19,819,369	17,947,685
6.00%, 7/01/41	34,085	36,790
1.50%, 11/01/41 - 12/01/41	3,310,066	2,945,575
4.50%, 11/01/43 - 1/01/59	7,035,107	7,274,267
4.00%, 7/01/44 - 6/01/52	11,288,316	11,473,366
5.00%, 8/01/48 - 9/01/49	1,229,271	1,290,895
10/01/50 - 9/01/61(k)	4,336,140	3,933,154
3.50%, 1/01/51(m)	2,350,850	2,351,826
Real Estate Mortgage Investment Conduits,
Series 2013-54, Class BS, (6.15% - 1M USD LIBOR, 6.15% Cap), 3.89%, 6/25/43(c)	21,242	3,235
Series 2015-65, Class CZ, 3.50%, 9/25/45	254,690	251,129
Series 2021-69, Class IJ, 2.50%, 1/25/49	872,767	126,712

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2021-61, Class KI, 2.50%, 4/25/49	$568,602	$77,342
Series 2020-32, Class PI, 4.00%, 5/25/50	98,570	18,580
Series 2020-47, Class GZ, 2.00%, 7/25/50	208,502	150,049
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	593,529
Series 2020-56, Class DI, 2.50%, 8/25/50	165,072	26,782
Series 2020-74, Class EI, 2.50%, 10/25/50	81,288	13,141
Series 2020-77, Class HI, 4.00%, 11/25/50	308,784	58,286
Series 2020-89, Class DI, 2.50%, 12/25/50	241,338	35,794
Series 2020-97, Class AI, 2.00%, 1/25/51	457,775	62,110
Series 2021-3, Class QI, 2.50%, 2/25/51	766,321	112,853
Series 2021-3, Class IB, 2.50%, 2/25/51	272,094	46,007
Series 2021-1, Class IG, 2.50%, 2/25/51	175,996	27,957
Series 2021-31, Class IB, 4.00%, 6/25/51	136,101	25,850
Series 2021-50, Class IO, 4.00%, 8/25/51	298,715	55,089
		98,016,069
Government National Mortgage Association – 2.5%
Pool, 8/01/52 - 9/01/52(k)	15,695,271	15,230,518
Series 2013-107, Class AD, 2.85%, 11/16/47(d)	79,318	75,706
Series 2014-17, Class AM, 3.54%, 6/16/48(d)	8,415	8,305
Series 2014-H20, Class FA, (1M USD LIBOR + 0.43%, 0.43% Floor), 1.55%, 10/20/64(c)	179,307	177,419
Series 2020-103, Class AD, 1.45%, 1/16/63	606,783	515,623
Series 2020-123, Class IL, 2.50%, 8/20/50	85,619	12,217
Series 2020-123, Class NI, 2.50%, 8/20/50	167,887	24,529
Series 2020-127, Class IN, 2.50%, 8/20/50	83,739	12,185
Series 2020-129, Class IE, 2.50%, 9/20/50	86,112	12,598
Series 2020-144, Class IO, 2.50%, 9/20/50	155,408	19,200
	Par(a)	Value
Government National Mortgage Association (Continued)
Series 2020-146, Class DI, 2.50%, 10/20/50	$79,923	$10,309
Series 2020-151, Class MI, 2.50%, 10/20/50	483,119	61,668
Series 2020-160, Class IH, 2.50%, 10/20/50	88,211	13,111
Series 2020-160, Class VI, 2.50%, 10/20/50	85,171	12,669
Series 2020-160, Class YI, 2.50%, 10/20/50	262,697	38,300
Series 2020-181, Class WI, 2.00%, 12/20/50	417,307	47,182
Series 2020-185, Class MI, 2.50%, 12/20/50	83,006	11,531
Series 2020-190, Class IO, 1.03%, 11/16/62(d)	3,214,530	259,485
Series 2020-47, Class MI, 3.50%, 4/20/50	293,946	45,658
Series 2020-47, Class NI, 3.50%, 4/20/50	77,734	11,892
Series 2020-H04, Class FP, (1M USD LIBOR + 0.50%, 0.50% Floor), 1.62%, 6/20/69(c)	201,397	199,089
Series 2020-H09, Class FL, (1M USD LIBOR + 1.15%, 1.15% Floor), 2.27%, 5/20/70(c)	133,287	134,261
Series 2020-H13, Class FA, (1M USD LIBOR + 0.45%, 0.45% Floor, 7.50% Cap), 1.57%, 7/20/70(c)	756,380	741,660
Series 2020-H13, Class FM, (1M USD LIBOR + 0.40%, 0.40% Floor, 11.00% Cap), 1.52%, 8/20/70(c)	190,707	188,910
Series 2021-15, Class GI, 3.50%, 1/20/51	80,314	13,503
Series 2021-161, Class IB, 4.00%, 9/20/51	72,556	10,339
Series 2021-176, Class IA, 3.50%, 10/20/51	76,480	10,161
Series 2021-199, Class KI, 3.50%, 11/20/51	82,724	10,528
Series 2021-209, Class TJ, 3.50%, 11/20/51	77,618	9,829
Series 2021-214, Class AI, 4.00%, 12/20/51	111,444	16,335
Series 2021-215, Class LI, 3.00%, 12/20/51	92,780	11,680
Series 2021-221, Class AI, 3.50%, 12/20/51	158,490	20,783
Series 2021-221, Class CI, 3.00%, 12/20/51	82,775	11,433

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Series 2021-29, Class TI, 2.50%, 2/20/51	$479,355	$89,150
Series 2021-5, Class IO, 1.11%, 1/16/61(d)	3,384,166	279,800
Series 2021-78, Class IC, 4.00%, 5/20/51	73,319	11,188
Series 2021-96, Class VI, 2.50%, 6/20/51	1,700,843	253,469
Series 2022-3, Class IO, 0.64%, 2/16/61(d)	99,093	6,142
Series 2022-4, Class Z, 1.90%, 3/16/64	201,908	125,093
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	388,124
Series 2022-82, Class Z, 2.00%, 2/16/64	903,002	668,408
		19,799,990
Government National Mortgage Association I – 0.0%(g)
Pool,
3.00%, 9/15/42 - 10/15/42	185,208	182,513
3.50%, 6/15/48 - 5/15/50	121,349	123,304
		305,817
Government National Mortgage Association II – 2.3%
Pool,
3.50%, 3/20/45 - 6/20/52	2,948,594	2,954,617
3.00%, 8/20/46 - 4/20/52	6,249,477	6,094,589
4.00%, 3/20/47 - 5/20/50	1,743,369	1,782,374
4.50%, 4/20/47 - 12/20/50	1,689,464	1,742,922
2.00%, 8/20/50 - 3/20/51	3,172,155	2,927,738
9/20/51 - 10/20/51(k)	1,582,939	1,505,087
2.50%, 12/20/51	1,599,331	1,519,780
		18,527,107
Uniform Mortgage-Backed Securities – 2.7%
Pool,
8/01/37 - 9/01/52(k)	22,681,238	21,725,648
4.50%, 8/01/52	200,000	203,477
		21,929,125
Whole Loan – 2.2%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M USD LIBOR + 0.54%, 0.54% Floor, 11.00% Cap), 2.80%, 11/25/35(c)	129,559	128,305
Angel Oak Mortgage Trust, Series 2022-3, Class A1, 4.00%, 1/10/67(b)	767,235	729,808
	Par(a)	Value
Whole Loan (Continued)
Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	$140,038	$126,533
CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	297,055	271,698
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.99% on 3/25/26), 2.99%, 2/25/67(b)(e)	182,228	173,651
CSMC,
Series 2019-NQM1, Class A2, 2.86%, 10/25/59(b)	328,070	318,322
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	99,414	90,516
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	678,110	562,257
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	159,589	139,250
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(d)	709,590	633,909
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	129,333	117,214
Series 2021-RPL3, Class A1, 2.00%, 1/25/60(b)	136,570	128,502
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	163,209	150,393
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(d)	166,958	157,293

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	429,563	402,117
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	333,200	295,493
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	194,910	175,576
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M3, (1M USD LIBOR + 4.00%), 6.26%, 8/25/24(c)	37,714	38,325

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 3.81%, 8/25/33(b)(c)	$190,000	$184,086
FNMA Connecticut Avenue Securities,
Series 2014-C04, Class 1M2, (1M USD LIBOR + 4.90%), 7.16%, 11/25/24(c)	79,687	82,467
Series 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 8.26%, 9/25/28(c)	188,459	196,422
Series 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 7.56%, 10/25/28(c)	202,091	209,733
Freddie Mac STACR REMIC Trust,
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 3.01%, 10/25/41(b)(c)	580,000	541,114
Series 2022-DNA1, Class M1A, (30D Average SOFR + 1.00%), 2.51%, 1/25/42(b)(c)	799,578	779,588
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 2.81%, 2/25/42(b)(c)	579,747	572,500
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 4.41%, 4/25/42(b)(c)	550,000	533,724
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 3.71%, 5/25/42(b)(c)	242,514	241,593
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 3.91%, 2/25/42(b)(c)	200,000	189,000

GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	157,631	189,663
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1B, (1M USD LIBOR + 0.74%, 0.74% Floor, 11.00% Cap), 2.87%, 6/20/35(c)	146,891	137,100
	Par(a)	Value
Whole Loan (Continued)
HarborView Mortgage Loan Trust,
Series 2005-9, Cllass 2A1C, (1M USD LIBOR + 0.90%, 0.90% Floor, 11.00% Cap), 3.03%, 6/20/35(c)	$541,480	$502,606

Impac CMB Trust, Series 2007-A, Class A, (1M USD LIBOR + 0.50%, 0.50% Floor, 11.50% Cap), 2.76%, 5/25/37(b)(c)	189,832	181,570
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(e)	303,571	285,121
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(e)	183,394	171,288
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	616,221	186,943
Series 2007-2, Class A2, 6.25%, 1/25/38	367,061	236,605

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.29%, 2/25/34(d)	232,351	222,470
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	322,067	312,656
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 2.82%, 12/26/46(b)(c)	61,666	61,726
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	240,556	232,375
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	194,017	172,382
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)(d)	263,586	257,031
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	255,461
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(d)	685,414	681,128

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	$102,262	$98,791
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(d)	637,872	611,692
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(d)	562,824	525,803
Series 2022-NQM3, Class A1, (Step to 4.03% on 5/5/26), 3.90%, 4/25/62(b)(e)	785,365	760,805
Series 2022-NQM4, Class A1, (Step to 5.03% on 7/25/26), 5.00%, 6/25/62(b)(e)	245,584	245,670
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	559,590	488,112
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	186,672	160,436
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	710,334	650,365

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	196,829	168,482
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	62,677	61,864
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	96,769	95,490
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	764,094	722,886
Series 2022-2, Class A1, (Step to 5.36% on 11/25/26), 5.35%, 9/25/67(b)(e)	760,000	759,529

Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, (1M USD LIBOR + 0.68%, 0.34% Floor, 11.50% Cap), 2.94%, 6/25/44(c)	278,499	258,165
	Par(a)	Value
Whole Loan (Continued)

Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.19%, 2/25/38(b)(d)	$175,137	$49,971
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 1.52%, 10/25/46(c)	289,948	253,977
		18,167,552
Total Mortgage-Backed Securities (Cost $261,272,197)		254,306,893

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	150,000	206,101
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	220,069
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	85,364
7.55%, 4/01/39	20,000	27,540

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	57,561
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	260,801
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(q)	25,000	24,298
		881,734
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	40,000	47,507
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	380,000	387,563

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	$66,000	$89,304
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 5.87%, 11/15/39	45,000	49,425
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	36,898
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	25,000	30,748
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	33,446
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	35,000	39,783
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	55,000	60,315
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	64,284
		314,899
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	109,582
	Par(a)	Value
Texas – 0.0%(g)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	$75,000	$89,741
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	115,000	133,246
		222,987
Washington – 0.0%(g)
Seattle Municipal Light & Power Improvement Revenue Bonds, 5.00%, 4/01/44	275,000	307,131
Total Municipal Bonds (Cost $2,598,436)		2,360,707

Term Loans – 0.2%
Apparel – 0.0%(g)
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (3M USD LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(c)	28,855	27,917
Building Materials – 0.0%(g)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(c)(r)	3,480	3,212
CP Iris Holdco I, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 5.87%, 10/02/28(c)	17,356	16,022
		19,234
Chemicals – 0.1%
Bakelite US Holdco, Inc., Initial Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 6.16%, 5/29/29(c)	128,000	118,400
LSF11 A5 Holdco LLC, Term Loan, (1M USD SOFR + 3.50%, 0.50% Floor), 5.94%, 10/15/28(c)	99,750	96,176
		214,576

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Services – 0.0%(g)
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan, (3M USD LIBOR + 3.75%, 0.50% Floor), 6.06%, 9/07/28(c)	$74,525	$72,290
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 6.12%, 5/12/28(c)	67,490	62,959
		135,249
Entertainment – 0.1%
Bally's Corp., Term B Facility Loan, (1M USD LIBOR + 3.25%, 0.50% Floor), 5.05%, 10/02/28(c)	162,185	153,508
Herschend Entertainment Co. LLC, Initial Term Loan, (1M USD LIBOR + 3.75%, 0.50% Floor), 6.13%, 8/27/28(c)	37,715	36,867
		190,375
Food – 0.0%(g)
BCPE North Star US Holdco 2, Inc., Initial Term Loan, (3M USD LIBOR + 4.00%, 0.75% Floor), 6.25%, 6/09/28(c)	84,574	77,808
Holding Companies - Diversified – 0.0%(g)
SWF Holdings I Corp., Initial Term Loan, (1M USD LIBOR + 4.00%, 0.75% Floor), 6.16%, 10/06/28(c)	38,902	32,435
Media – 0.0%(g)
Gray Television, Inc., Term D Loan, 12/01/28(c)(s)	111,000	108,340
Oil & Gas – 0.0%(g)
Southwestern Energy Co., Initial Loan, (3M USD Term SOFR + 2.50%, 0.50% Floor), 4.70%, 6/22/27(c)	74,625	73,599
Packaging & Containers – 0.0%(g)
Valcour Packaging LLC, Initial Term Loan, (3M USD LIBOR + 3.75%, 0.50% Floor), 5.22%, 10/04/28(c)	14,963	14,027
	Par(a)	Value
Retail – 0.0%(g)
Foundation Building Materials, Inc., Initial Term Loan,
(3M USD LIBOR + 3.25%, 0.50% Floor), 6.06%, 1/31/28(c)	$114,550	$105,195
(3M USD LIBOR + 3.25%, 0.50% Floor), 5.62%, 1/31/28(c)	290	266

Tory Burch LLC, Initial Term B Loan, (1M USD LIBOR + 3.00%, 0.50% Floor), 5.37%, 4/16/28(c)	69,300	63,444
		168,905
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (3M USD LIBOR + 3.50%, 0.50% Floor), 5.75%, 9/29/28(c)	78,605	74,911
Total Term Loans (Cost $1,200,204)		1,137,376

U.S. Government Obligations – 14.8%
U.S. Treasury Bonds – 8.7%
4.25%, 5/15/39	51,000	60,158
4.50%, 8/15/39	51,000	61,929
4.38%, 11/15/39(h)	51,000	60,857
4.63%, 2/15/40	370,000	454,768
1.13%, 5/15/40	1,108,000	791,657
3.88%, 8/15/40	370,000	411,755
1.13%, 8/15/40	4,458,000	3,164,832
4.25%, 11/15/40	370,000	430,906
1.38%, 11/15/40	1,108,000	818,492
1.88%, 2/15/41	3,750,000	3,017,139
2.25%, 5/15/41	1,130,000	967,342
1.75%, 8/15/41(m)	2,570,000	2,007,813
2.00%, 11/15/41	1,690,000	1,379,727
3.25%, 5/15/42	260,000	260,284
3.13%, 2/15/43	198,000	192,733
2.88%, 5/15/43	198,000	185,045
3.63%, 8/15/43	198,000	208,109
3.75%, 11/15/43	198,000	211,852
2.50%, 2/15/45(m)	3,341,000	2,896,490
2.88%, 11/15/46	193,000	179,482
2.75%, 11/15/47(m)	3,341,000	3,054,144
3.00%, 2/15/48(m)	2,788,000	2,682,034
2.25%, 8/15/49(m)	156,000	131,198
1.25%, 5/15/50(m)	1,446,000	943,797
1.63%, 11/15/50(m)	9,309,000	6,709,753
1.88%, 2/15/51	24,056,000	18,491,171
2.38%, 5/15/51(m)	17,689,000	15,294,766
2.00%, 8/15/51	3,840,000	3,042,750

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
1.88%, 11/15/51	$1,429,000	$1,099,660
2.25%, 2/15/52(h)	216,000	182,149
2.88%, 5/15/52	1,366,000	1,321,178
		70,713,970
U.S. Treasury Inflation-Indexed Bonds – 0.9%
0.13%, 4/15/27	6,688,100	6,991,674
U.S. Treasury Notes – 5.2%
0.25%, 11/15/23	30,000	28,987
2.50%, 4/30/24	142,000	140,907
2.13%, 7/31/24	392,000	386,089
1.75%, 7/31/24	662,000	647,415
3.00%, 7/31/24	107,000	107,201
1.50%, 9/30/24	384,000	372,810
1.50%, 10/31/24	3,000,000	2,910,820
2.25%, 11/15/24	1,540,000	1,518,885
1.75%, 12/31/24(m)	6,696,000	6,522,061
2.00%, 2/15/25	487,000	476,860
1.50%, 2/15/25	63,000	60,889
0.50%, 3/31/25	1,540,000	1,447,299
0.38%, 4/30/25	7,349,000	6,869,880
2.13%, 5/15/25	420,000	411,846
0.38%, 11/30/25	1,286,000	1,187,038
0.38%, 12/31/25	1,286,000	1,184,878
0.38%, 1/31/26	250,000	229,922
0.75%, 5/31/26	444,000	411,376
1.50%, 8/15/26	558,000	530,994
2.00%, 11/15/26	1,555,000	1,507,500
1.88%, 2/28/27	3,000	2,892
0.63%, 3/31/27	621,000	564,237
0.50%, 4/30/27	621,000	559,725
2.38%, 5/15/27	614,000	603,975
0.50%, 5/31/27	484,000	435,487
3.25%, 6/30/27	330,000	338,250
2.25%, 8/15/27(m)	2,561,000	2,502,577
0.75%, 1/31/28	790,000	710,043
1.25%, 3/31/28	1,028,000	947,246
1.25%, 4/30/28	443,000	407,750
1.25%, 5/31/28	850,000	781,568
2.88%, 8/15/28(m)	122,000	122,848
1.25%, 9/30/28	87,000	79,653
3.13%, 11/15/28	329,000	336,210
1.38%, 12/31/28	44,000	40,580
2.63%, 2/15/29	548,000	544,832
1.88%, 2/28/29(h)	34,000	32,321
2.38%, 3/31/29	356,000	348,296
2.38%, 5/15/29	548,000	536,419
2.63%, 7/31/29	1,510,000	1,502,686
1.63%, 8/15/29	890,000	830,655
1.50%, 2/15/30	869,000	800,600
0.63%, 5/15/30	1,603,000	1,373,571
	Par(a)	Value
U.S. Treasury Notes (Continued)
0.63%, 8/15/30(m)	$390,000	$332,841
0.88%, 11/15/30(m)	298,000	259,144
1.63%, 5/15/31	109,000	100,301
1.25%, 8/15/31	420,000	372,865
1.38%, 11/15/31(m)	2,000	1,789
1.88%, 2/15/32	253,000	236,160
2.88%, 5/15/32	600	611
		42,659,789
Total U.S. Government Obligations (Cost $136,668,677)		120,365,433

	Number of Shares
Investment Companies – 20.9%
BlackRock Allocation Target Shares - BATS, Series A	6,932,834	65,099,310
Schwab Intermediate-Term U.S. Treasury ETF	308,036	16,178,050
Schwab Short-Term U.S. Treasury ETF	1,130,641	55,819,746
Vanguard Long-Term Treasury ETF(h)	453,248	32,565,869
Total Investment Companies (Cost $177,761,070)		169,662,975

	Par(a)/Number of Shares
Short-Term Investments – 5.8%
Corporate Bonds – 0.5%
AbbVie, Inc., 2.30%, 11/21/22	555,000	554,004
Aetna, Inc., 2.80%, 6/15/23	90,000	89,483
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23	23,199	22,759
Bank of America Corp., 3.30%, 1/11/23	270,000	270,197
Cargill, Inc., 1.38%, 7/23/23(b)	110,000	108,030
Cigna Corp., 3.75%, 7/15/23	101,000	101,176
Continental Resources, Inc., 4.50%, 4/15/23	90,000	90,099
Crown Castle International Corp., 3.15%, 7/15/23	36,000	35,748

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Dollar General Corp., 3.25%, 4/15/23	$10,000	$9,979
Eaton Corp., 2.75%, 11/02/22	40,000	39,958
Elevance Health, Inc., 2.95%, 12/01/22	30,000	29,954
Energy Transfer L.P., 3.60%, 2/01/23	653,000	651,288
Exxon Mobil Corp., 1.57%, 4/15/23	10,000	9,919
General Motors Financial Co., Inc., 3.70%, 5/09/23	68,000	67,899
Goldman Sachs Group (The), Inc., 3.20%, 2/23/23	40,000	40,004
International Lease Finance Corp., 5.88%, 8/15/22	230,000	230,176
MassMutual Global Funding II, 0.85%, 6/09/23(b)	330,000	322,814
Metropolitan Life Global Funding I, 0.90%, 6/08/23(b)	250,000	244,856
Newell Brands, Inc., 4.10%, 4/01/23	20,000	19,942
PepsiCo, Inc., 0.75%, 5/01/23	120,000	118,236
Philip Morris International, Inc.,
2.50%, 8/22/22	330,000	329,939
1.13%, 5/01/23	70,000	68,881

Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	100,630
State Street Corp., (3M USD LIBOR + 3.60%), 5.43%, 9/15/22(c)(j)	26,000	25,579
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/03/22	3,597	3,594
UnitedHealth Group, Inc.,
2.38%, 10/15/22	20,000	19,989
3.50%, 6/15/23(h)	30,000	30,165

Virginia Electric and Power Co., 3.45%, 9/01/22	62,000	61,996
Western Midstream Operating L.P., (3M USD LIBOR + 1.10%), 3.56%, 1/13/23(c)	40,000	39,614
		3,736,908
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.4%
Abu Dhabi Government International Bond, 2.50%, 10/11/22(b)	$610,000	$609,390
Banco Votorantim S.A., 4.00%, 9/24/22(b)	200,000	199,500
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	100,000	97,868
Credit Suisse A.G., 1.00%, 5/05/23	920,000	900,874
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	435,000	434,692
Nordea Bank Abp, 1.00%, 6/09/23(b)	210,000	205,873
Royal Bank of Canada, 1.60%, 4/17/23	190,000	188,012
Swedbank AB, 1.30%, 6/02/23(b)	200,000	195,979
Toronto-Dominion Bank (The), 0.75%, 6/12/23	210,000	205,428
		3,037,616
Money Market Funds – 4.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(t)(u)	10,640,510	10,640,510
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(t)	29,040,291	29,040,291
		39,680,801
Mortgage-Backed Securities – 0.0%(g)
MHC Trust, Series 2021-MHC2, Class A, (1M USD LIBOR + 0.85%, 0.85% Floor), 2.85%, 5/15/23(b)(c)	240,000	232,153
U.S. Government Obligations – 0.0%(g)
U.S. Treasury Notes, 0.13%, 5/31/23	198,000	193,390
Total Short-Term Investments (Cost $46,954,674)		46,880,868

Number of Contracts		Notional Amount
Purchased Options – 0.0%(g)
Call Options - Exchange Traded – 0.0%(g)
5-Year U.S. Treasury Note, Strike Price $113.25, Expires 8/26/22	6	682,360	5,578

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
5-Year U.S. Treasury Note, Strike Price $113.50, Expires 8/26/22	7	$796,086	$5,469
5-Year U.S. Treasury Note, Strike Price $113.75, Expires 8/26/22	6	682,360	3,890
U.S. Treasury Long Bond, Strike Price $142.00, Expires 8/26/22	4	576,000	12,750
U.S. Treasury Long Bond, Strike Price $143.00, Expires 8/26/22	1	144,000	2,578
U.S. Treasury Long Bond, Strike Price $143.50, Expires 8/26/22	2	288,000	4,594
			34,859
Call Options - Over the Counter – 0.0%(g)
Chilean Peso vs. U.S. Dollar, Strike Price CLP 1,070.00, Expires 9/08/22, Counterparty: Morgan Stanley	2	128,000	178
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.80, Expires 8/11/22, Counterparty: Morgan Stanley	2	286,000	503
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.83, Expires 9/28/22, Counterparty: Goldman Sachs	2	288,000	1,707
Indonesian Rupiah vs. U.S. Dollar, Strike Price IDR 14,800.00, Expires 8/15/22, Counterparty: Morgan Stanley	2	212,000	1,635
U.S. Dollar vs. Euro, Strike Price USD 1.19, Expires 8/05/22, Counterparty: Bank of America	1	2,170,000(v)	—
			4,023
Put Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price $117.00, Expires 8/26/22	9	1,090,266	563
10-Year U.S. Treasury Note Future, Strike Price $119.75, Expires 8/26/22	5	605,703	2,266
10-Year U.S. Treasury Note Future, Strike Price $120.00, Expires 8/26/22	1	121,141	531
			3,360
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.40, Expires 8/04/22, Counterparty: Barclays	2	$192,000	$8,213
Chilean Peso vs. U.S. Dollar, Strike Price CLP 855.00, Expires 8/11/22, Counterparty: JPMorgan Chase	2	210,000	277
Chilean Peso vs. U.S. Dollar, Strike Price CLP 970.00, Expires 9/08/22, Counterparty: Morgan Stanley	2	128,000	9,838
Japanese Yen vs. U.S. Dollar, Strike Price JPY 121.00, Expires 8/22/22, Counterparty: JPMorgan Chase	2	282,000	77
Japanese Yen vs. U.S. Dollar, Strike Price JPY 122.00, Expires 12/08/22, Counterparty: Goldman Sachs	2	24,000	5,294
Japanese Yen vs. U.S. Dollar, Strike Price JPY 124.00, Expires 8/01/22, Counterparty: Citibank	1	4,575,000	13
Japanese Yen vs. U.S. Dollar, Strike Price JPY 126.50, Expires 8/22/22, Counterparty: Goldman Sachs	2	282,000	387
Japanese Yen vs. U.S. Dollar, Strike Price JPY 126.50, Expires 9/08/22, Counterparty: JPMorgan Chase	1	2,752,000	7,816
Japanese Yen vs. U.S. Dollar, Strike Price JPY 126.50, Expires 9/12/22, Counterparty: Morgan Stanley	1	2,581,000	8,174
Japanese Yen vs. U.S. Dollar, Strike Price JPY 127.00, Expires 8/05/22, Counterparty: JPMorgan Chase	1	3,285,000	1,076
Japanese Yen vs. U.S. Dollar, Strike Price JPY 127.00, Expires 9/21/22, Counterparty: Citibank	2	160,000	735
Japanese Yen vs. U.S. Dollar, Strike Price JPY 130.00, Expires 8/08/22, Counterparty: Citibank	2	212,000	427

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Japanese Yen vs. U.S. Dollar, Strike Price JPY 130.00, Expires 8/22/22, Counterparty: Citibank	1	$3,248,000	$14,380
Japanese Yen vs. U.S. Dollar, Strike Price JPY 134.00, Expires 10/26/22, Counterparty: Morgan Stanley	2	288,000	4,415
			61,122
Total Purchased Options (Premiums Paid $180,578)			103,364

Total Long Positions – 106.0% (Cost $916,893,021)	859,976,674

	Par	Value
Short Positions – (3.8)%
Corporate Bonds – (0.0)%(g)
Telecommunications – (0.0)%(g)
Verizon Communications, Inc., 3.40%, 3/22/41	$(75,000)	$(63,851)
Total Corporate Bonds (Proceeds $64,256)		(63,851)

Mortgage-Backed Securities – (3.2)%
Uniform Mortgage-Backed Securities – (3.2)%
Pool, 8/01/52 - 9/01/52(k)	(25,515,545)	(25,529,053)
Total Mortgage-Backed Securities (Proceeds $25,226,733)		(25,529,053)

U.S. Government Obligations – (0.6)%
U.S. Treasury Bonds – (0.4)%
2.25%, 8/15/49	(156,000)	(131,199)
1.25%, 5/15/50	(1,446,000)	(943,797)
1.63%, 11/15/50	(689,000)	(496,618)
1.88%, 2/15/51	(1,926,000)	(1,480,462)
2.38%, 5/15/51	(49,000)	(42,368)
1.88%, 11/15/51	(94,000)	(72,336)
		(3,166,780)
U.S. Treasury Notes – (0.2)%
0.63%, 5/15/30	(1,603,000)	(1,373,571)
0.63%, 8/15/30	(390,000)	(332,841)
0.88%, 11/15/30	(298,000)	(259,143)
1.38%, 11/15/31	(2,000)	(1,789)
		(1,967,344)
Total U.S. Government Obligations (Proceeds $6,429,943)		(5,134,124)
Total Short Positions – (3.8)% (Proceeds $31,720,932)		(30,727,028)
Total Written Options – (0.2)% (Premiums Received $1,816,703)		(1,852,535)
Liabilities less Other Assets – (2.0)%(w)		(15,952,867)
NET ASSETS – 100.0%		$811,444,244
Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2022 is disclosed.
(e)	Step coupon bond. Rate as of July 31, 2022 is disclosed.
(f)	Restricted security that has been deemed illiquid. At July 31, 2022, the value of these restricted illiquid securities amounted to $1,285,516 or 0.16% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Lukoil Capital DAC, 3.60%, 10/26/31	10/19/21	$470,000
Lukoil Capital DAC, 2.80%, 4/26/27	10/19/21	370,000
MF1 LLC, 4.79%, 9/19/37	07/26/22	796,000

(g)	Amount rounds to less than 0.05%.
(h)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $13,739,900.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2022 is disclosed.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2022.
(l)	Investment is valued using significant unobservable inputs (Level 3).
(m)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(n)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(o)	Century bond maturing in 2120.
(p)	Issuer has defaulted on terms of debt obligation.
(q)	Century bond maturing in 2112.
(r)	Unfunded loan commitment. As of July 31, 2022, total value of unfunded loan commitment is $3,212.
(s)	Position is unsettled. Contract rate was not determined at July 31, 2022 and does not take effect until settlement date.
(t)	7-day current yield as of July 31, 2022 is disclosed.
(u)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $10,640,510 and total non-cash collateral has a value of $3,325,059.
(v)	The notional amount is EUR.
(w)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

Abbreviations:
10Y	10 Year
12MTA	12 Month Treasury Average
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
AESOP	Employee Stock Ownership Plan
BATS	Better Alternative Trading System
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity
CP	Commercial Paper
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	Government Obligation
IO	Interest Only

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TRB	Tax Revenue Bonds
USD	United States Dollar
EUR	Euro
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
BRL	Brazilian Real
JPY	Japanese Yen

Futures Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	77	9/21/2022	USD	11,088,000	$389,700
Ultra 10-Year U.S. Treasury Note	58	9/21/2022	USD	7,612,500	212,765
Ultra U.S. Treasury Bond	55	9/21/2022	USD	8,707,188	438,660
2-Year U.S. Treasury Note	281	10/05/2022	USD	59,139,523	36,118
5-Year U.S. Treasury Note	1,241	10/05/2022	USD	141,134,664	1,602,479
90-Day Eurodollar	315	12/19/2022	USD	75,879,563	(196,654)
90-Day Eurodollar	99	6/19/2023	USD	23,943,150	71,775
CME 3-Month SOFR	394	6/20/2023	USD	95,377,550	107,374
90-Day Eurodollar	25	9/18/2023	USD	6,059,375	9,688
CME 3-Month SOFR	2	9/19/2023	USD	485,175	2,425
90-Day Eurodollar	65	12/18/2023	USD	15,778,750	(4,063)
Total Long Contracts					$2,670,267
Short Contracts
30-Year Euro Buxl	(2)	9/08/2022	EUR	379,794	$(62,390)
Euro-BTP Italian Government Bond	(21)	9/08/2022	EUR	2,711,427	(117,520)
Euro-Bund	(12)	9/08/2022	EUR	1,933,392	(31,143)
10-Year Japanese Treasury Bond	(4)	9/12/2022	JPY	4,514,736	(28,600)
10-Year U.S. Treasury Note	(269)	9/21/2022	USD	32,586,828	(504,834)
U.S. Treasury Long Bond	(37)	9/21/2022	USD	5,328,000	(211,088)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at July 31, 2022: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ultra U.S. Treasury Bond	(44)	9/21/2022	USD	6,965,750	$(85,580)
CME 3-Month SOFR	(388)	6/18/2024	USD	94,575,000	(160,014)
Total Short Contracts					$(1,201,169)
					$1,469,098

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/21/22	U.S. Dollars	2,914,680	Euro	2,746,000	JPMorgan Chase	$97,565
09/21/22	U.S. Dollars	1,411,317	Euro	1,331,300	BNP	45,539
09/21/22	British Pounds	1,004,844	Euro	1,160,000	Deutsche Bank	35,162
09/21/22	British Pounds	609,830	Euro	700,000	Goldman Sachs	25,435
09/21/22	Swiss Francs	510,000	Euro	511,061	HSBC	13,700
09/21/22	British Pounds	380,000	U.S. Dollars	452,775	HSBC	10,558
09/21/22	U.S. Dollars	286,990	Euro	270,000	Bank of America	9,997
08/24/22	U.S. Dollars	81,320	Colombian Pesos	312,117,000	Barclays	8,846
09/21/22	Swiss Francs	250,000	Euro	248,758	JPMorgan Chase	8,524
09/21/22	British Pounds	220,000	U.S. Dollars	261,822	Barclays	6,424
09/21/22	U.S. Dollars	1,665,630	Euro	1,617,326	Citibank	6,419
09/21/22	British Pounds	190,359	Euro	220,000	Barclays	6,407
09/21/22	British Pounds	181,648	Euro	210,000	BNP	6,045
09/21/22	U.S. Dollars	220,274	Euro	210,000	Standard Chartered Bank	4,835
09/21/22	Euro	1,016,967	U.S. Dollars	1,038,476	Deutsche Bank	4,828
09/21/22	U.S. Dollars	186,009	Euro	177,000	Toronto-Dominion Bank	4,426
08/19/22	South African Rand	2,160,509	U.S. Dollars	126,000	Goldman Sachs	3,699
09/21/22	Swiss Francs	260,000	Euro	264,318	UBS	3,109
09/21/22	British Pounds	98,403	Euro	114,000	JPMorgan Chase	3,030
09/21/22	Euro	210,000	U.S. Dollars	212,516	Morgan Stanley	2,923
08/19/22	Canadian Dollars	158,982	U.S. Dollars	122,000	Deutsche Bank	2,148
08/19/22	Mexican Pesos	2,007,610	U.S. Dollars	96,000	Citibank	2,132
09/21/22	U.S. Dollars	73,555	Euro	70,000	HSBC	1,742
08/15/22	South African Rand	1,093,632	U.S. Dollars	64,000	BNP	1,684
08/19/22	South African Rand	1,221,651	U.S. Dollars	72,000	BNP	1,338
08/19/22	Australian Dollars	49,000	U.S. Dollars	32,934	HSBC	1,314
08/24/22	U.S. Dollars	96,105	Mexican Pesos	1,943,000	JPMorgan Chase	1,220
08/24/22	Mexican Pesos	1,051,000	U.S. Dollars	50,298	Morgan Stanley	1,027
09/21/22	British Pounds	60,000	U.S. Dollars	72,202	Deutsche Bank	956
08/15/22	Mexican Pesos	672,652	U.S. Dollars	32,000	Citibank	904
08/19/22	Australian Dollars	75,000	Canadian Dollars	65,996	BNP	885
08/19/22	Swiss Francs	65,443	U.S. Dollars	68,000	Standard Chartered Bank	863
08/19/22	Czech Republic Koruna	2,578,304	U.S. Dollars	106,000	HSBC	781
08/19/22	South African Rand	479,289	U.S. Dollars	28,000	HSBC	772
09/21/22	Euro	610,000	U.S. Dollars	625,076	JPMorgan Chase	721
09/21/22	Euro	210,000	U.S. Dollars	214,762	Barclays	677
08/24/22	U.S. Dollars	57,022	Mexican Pesos	1,156,538	BNP	543
08/19/22	South African Rand	1,607,232	U.S. Dollars	96,000	Bank of America	485

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/02/22	Brazilian Reals	177,882	U.S. Dollars	34,000	Goldman Sachs	$379
08/19/22	Euro	62,000	Czech Republic Koruna	1,523,130	Morgan Stanley	372
08/24/22	U.S. Dollars	100,646	Mexican Pesos	2,056,000	Barclays	243
08/15/22	Mexican Pesos	658,645	U.S. Dollars	32,000	JPMorgan Chase	219
08/19/22	U.S. Dollars	96,000	South African Rand	1,595,626	BNP	212
09/21/22	Euro	210,000	U.S. Dollars	215,286	Citibank	153
09/21/22	U.S. Dollars	94,615	Canadian Dollars	121,000	JPMorgan Chase	142
08/19/22	Japanese Yen	4,007,610	U.S. Dollars	30,000	JPMorgan Chase	96
09/21/22	U.S. Dollars	17,200	Euro	16,674	RBS	94
08/02/22	Brazilian Reals	10,600	U.S. Dollars	2,000	Morgan Stanley	49
08/19/22	South Korean Won	125,010,720	U.S. Dollars	96,000	Citibank	44
Total Unrealized Appreciation						$329,666

08/19/22	Swiss Francs	64,812	British Pounds	56,000	JPMorgan Chase	$(28)
08/19/22	Euro	126,000	U.S. Dollars	128,988	Citibank	(35)
09/02/22	U.S. Dollars	2,000	Brazilian Reals	10,700	Morgan Stanley	(47)
08/15/22	U.S. Dollars	32,000	Mexican Pesos	655,399	Deutsche Bank	(60)
08/19/22	U.S. Dollars	32,000	Czech Republic Koruna	774,478	BNP	(75)
09/21/22	Indonesian Rupiahs	214,180,881	U.S. Dollars	14,499	Bank of America	(78)
08/19/22	Australian Dollars	138,000	U.S. Dollars	96,544	JPMorgan Chase	(89)
09/21/22	Indonesian Rupiahs	1,501,768,747	U.S. Dollars	101,354	Deutsche Bank	(237)
08/19/22	U.S. Dollars	95,757	Euro	94,000	BNP	(446)
09/21/22	Euro	260,000	U.S. Dollars	267,193	Goldman Sachs	(459)
08/18/22	Indonesian Rupiahs	1,001,640,000	U.S. Dollars	68,000	JPMorgan Chase	(473)
08/19/22	U.S. Dollars	72,000	Indian Rupees	5,765,976	Citibank	(588)
08/24/22	U.S. Dollars	98,464	Mexican Pesos	2,032,000	Bank of America	(767)
08/19/22	U.S. Dollars	30,000	Japanese Yen	4,109,942	Bank of America	(865)
08/15/22	U.S. Dollars	32,000	Mexican Pesos	672,730	JPMorgan Chase	(908)
08/02/22	U.S. Dollars	83,830	Brazilian Reals	438,588	Goldman Sachs	(936)
08/24/22	U.S. Dollars	26,784	Colombian Pesos	119,828,000	Goldman Sachs	(1,040)
09/29/22	Turkish Lira	289,920	U.S. Dollars	16,000	Deutsche Bank	(1,047)
09/29/22	U.S. Dollars	112,000	Turkish Lira	2,191,840	Goldman Sachs	(1,050)
09/02/22	U.S. Dollars	48,000	Brazilian Reals	258,278	Citibank	(1,414)
08/02/22	U.S. Dollars	98,009	Brazilian Reals	515,342	Citibank	(1,592)
09/21/22	Euro	50,000	U.S. Dollars	53,021	Standard Chartered Bank	(1,726)
08/19/22	U.S. Dollars	66,000	Canadian Dollars	86,743	HSBC	(1,737)
09/21/22	U.S. Dollars	275,106	Euro	270,000	Citibank	(1,887)
08/15/22	U.S. Dollars	64,000	South African Rand	1,101,326	Deutsche Bank	(2,146)
08/19/22	U.S. Dollars	70,000	South African Rand	1,204,668	Barclays	(2,318)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/19/22	U.S. Dollars	70,000	South African Rand	1,205,451	BNP	$(2,365)
09/21/22	Euro	120,000	U.S. Dollars	125,529	JPMorgan Chase	(2,421)
09/21/22	Euro	130,913	Swiss Francs	130,000	JPMorgan Chase	(2,833)
09/21/22	Euro	130,907	Swiss Francs	130,000	HSBC	(2,839)
08/02/22	U.S. Dollars	48,000	Brazilian Reals	263,136	JPMorgan Chase	(2,856)
08/24/22	Mexican Pesos	1,943,000	U.S. Dollars	97,902	Citibank	(3,017)
09/21/22	U.S. Dollars	607,110	Euro	595,700	JPMorgan Chase	(4,017)
09/21/22	Euro	114,000	U.S. Dollars	121,036	Bank of America	(4,083)
09/21/22	Euro	181,042	Swiss Francs	180,000	Toronto-Dominion Bank	(4,150)
08/18/22	Euro	96,000	Norwegian Kroner	990,662	Deutsche Bank	(4,304)
09/21/22	U.S. Dollars	263,860	British Pounds	220,000	Goldman Sachs	(4,385)
09/21/22	U.S. Dollars	703,194	Euro	690,000	Bank of America	(4,676)
09/21/22	U.S. Dollars	538,983	Euro	530,000	Deutsche Bank	(4,743)
09/21/22	U.S. Dollars	263,170	British Pounds	220,000	HSBC	(5,076)
08/02/22	U.S. Dollars	194,955	Brazilian Reals	1,036,108	BNP	(5,294)
08/19/22	U.S. Dollars	325,368	Euro	324,000	Deutsche Bank	(6,224)
09/21/22	U.S. Dollars	322,054	Euro	320,000	UBS	(6,233)
08/19/22	U.S. Dollars	52,000	Chilean Pesos	53,745,640	Morgan Stanley	(7,426)
09/21/22	Euro	280,000	British Pounds	241,707	Barclays	(7,462)
09/21/22	U.S. Dollars	260,742	British Pounds	220,000	State Street	(7,503)
09/21/22	Euro	480,000	U.S. Dollars	502,123	Citibank	(9,692)
09/21/22	Euro	390,000	U.S. Dollars	410,475	HSBC	(10,375)
09/21/22	Euro	584,076	Swiss Francs	580,000	Bank of America	(12,636)
09/21/22	Euro	890,000	U.S. Dollars	925,768	Barclays	(12,720)
09/21/22	Euro	540,000	British Pounds	465,347	BNP	(13,411)
09/21/22	U.S. Dollars	1,600,091	Euro	1,589,000	Morgan Stanley	(30,060)
09/21/22	Euro	3,136,000	British Pounds	2,689,606	Deutsche Bank	(62,214)
Total Unrealized Depreciation						$(265,063)
Net Unrealized Appreciation						$64,603

Written Call Option Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	88	USD	10,660,375	119.50	8/26/2022	$(178,750)
10-Year U.S. Treasury Note Future	85	USD	10,296,953	120.00	8/26/2022	(142,110)
10-Year U.S. Treasury Note Future	76	USD	9,206,688	119.00	8/26/2022	(184,063)
10-Year U.S. Treasury Note Future	36	USD	4,361,063	121.00	8/26/2022	(38,250)
10-Year U.S. Treasury Note Future	10	USD	1,211,406	122.00	8/26/2022	(6,250)
10-Year U.S. Treasury Note Future	7	USD	847,984	118.50	8/26/2022	(19,906)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2022: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	6	USD	726,844	121.50	8/26/2022	$(4,969)
10-Year U.S. Treasury Note Future	5	USD	605,703	123.00	8/26/2022	(1,719)
10-Year U.S. Treasury Note Future	1	USD	121,141	120.50	8/26/2022	(1,344)
5-Year U.S. Treasury Note Future	63	USD	7,164,776	112.50	8/26/2022	(92,039)
5-Year U.S. Treasury Note Future	48	USD	5,458,877	113.00	8/26/2022	(52,500)
5-Year U.S. Treasury Note Future	12	USD	1,364,719	112.75	8/26/2022	(15,281)
5-Year U.S. Treasury Note Future	12	USD	1,364,719	114.50	8/26/2022	(4,125)
90-Day Euro Future	309	USD	74,434,238	97.00	12/19/2022	(73,387)
90-Day Euro Future	75	USD	18,066,563	96.50	12/19/2022	(42,656)
U.S. Treasury Long Bond Future	25	USD	3,600,000	141.00	8/26/2022	(96,875)
Total Written Call Options Contracts (Premiums Received $667,911)						$(954,224)

Written Put Option Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	60	USD	7,268,438	119.00	8/26/2022	$(16,875)
10-Year U.S. Treasury Note Future	25	USD	3,028,516	117.50	8/26/2022	(2,344)
10-Year U.S. Treasury Note Future	25	USD	3,028,516	118.50	8/26/2022	(5,078)
10-Year U.S. Treasury Note Future	16	USD	1,938,250	118.00	8/26/2022	(2,250)
10-Year U.S. Treasury Note Future	15	USD	1,817,109	118.25	8/26/2022	(2,578)
10-Year U.S. Treasury Note Future	2	USD	242,281	119.50	8/26/2022	(781)
5-Year U.S. Treasury Note Future	63	USD	7,164,776	112.00	8/26/2022	(8,859)
5-Year U.S. Treasury Note Future	31	USD	3,525,525	112.50	8/26/2022	(7,266)
5-Year U.S. Treasury Note Future	19	USD	2,160,805	112.25	8/26/2022	(3,414)
U.S. Treasury Long Bond Future	21	USD	3,024,000	138.00	8/26/2022	(6,563)
U.S. Treasury Long Bond Future	8	USD	1,152,000	137.00	8/26/2022	(1,750)
U.S. Treasury Long Bond Future	5	USD	720,000	140.00	8/26/2022	(3,125)
U.S. Treasury Long Bond Future	3	USD	432,000	141.00	8/26/2022	(2,625)
U.S. Treasury Long Bond Future	2	USD	288,000	142.00	8/26/2022	(2,375)
Total Written Put Options Contracts (Premiums Received $288,044)						$(65,883)

Written Call Option Contracts outstanding at July 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	JPMorgan Chase	2	USD	104,000	CLP	890.00	8/11/2022	$(2,625)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2022: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Morgan Stanley	2	USD	128,000	CLP	1,040.00	9/8/2022	$(316)
Chinese Yuan vs. U.S. Dollar	Morgan Stanley	2	USD	286,000	CNH	6.90	8/11/2022	(118)
Chinese Yuan vs. U.S. Dollar	Goldman Sachs	2	USD	288,000	CNH	6.93	9/28/2022	(883)
Indonesian Rupiah vs. U.S. Dollar	Morgan Stanley	2	USD	212,000	IDR	15,200.00	8/15/2022	(285)
Japanese Yen vs. U.S. Dollar	Citibank	2	USD	106,000	JPY	136.00	8/8/2022	(186)
U.S. Dollar vs. Australian Dollar	Morgan Stanley	2	AUD	202,000	USD	0.73	8/12/2022	(45)
Total Written OTC Call Options Contracts (Premiums Received $8,993)								$(4,458)

Written Put Option Contracts outstanding at July 31, 2022: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	JPMorgan Chase	2	USD	314,000	CLP	815.00	8/11/2022	$(17)
Chilean Peso vs. U.S. Dollar	Morgan Stanley	2	USD	194,000	CLP	920.00	9/8/2022	(6,986)
Indonesian Rupiah vs. U.S. Dollar	Morgan Stanley	2	USD	142,000	IDR	14,400.00	8/15/2022	(28)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	4,575,000	JPY	124.00	8/1/2022	(13)
Japanese Yen vs. U.S. Dollar	Citibank	2	USD	212,000	JPY	126.00	8/8/2022	(71)
Japanese Yen vs. U.S. Dollar	Citibank	1	USD	223,000	JPY	130.00	8/22/2022	(987)
Japanese Yen vs. U.S. Dollar	Goldman Sachs	2	USD	282,000	JPY	121.00	8/22/2022	(77)
Japanese Yen vs. U.S. Dollar	Morgan Stanley	1	USD	177,000	JPY	126.50	9/12/2022	(561)
U.S. Dollar vs. Euro	Deutsche Bank	1	EUR	6,388,000	USD	0.96	9/29/2022	(18,757)
Total Written OTC Put Options Contracts (Premiums Received $33,965)								$(27,497)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at July 31, 2022: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 06/11/2035	2.86% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	6/09/2025	2.86%	269,732	$(18,028)
Interest Rate Swap Maturing 06/18/2035	3.16% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	6/16/2025	3.16	428,000	(35,789)
Interest Rate Swap Maturing 06/18/2035	3.15% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	6/16/2025	3.15	440,000	(36,536)
Interest Rate Swap Maturing 06/20/2035	2.93% (Semi-Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	6/17/2025	2.93	238,000	(16,864)
Interest Rate Swap Maturing 07/09/2035	2.71% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	7/07/2025	2.71	357,900	(21,218)
Interest Rate Swap Maturing 07/23/2035	2.78% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	7/21/2025	2.78	683,621	(42,727)
Interest Rate Swap Maturing 07/29/2035	2.63% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	7/25/2025	2.63	379,789	(21,157)
Interest Rate Swap Maturing 07/30/2035	2.53% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	7/28/2025	2.53	151,916	(7,727)
Interest Rate Swap Maturing 07/30/2035	2.56% (Semi-Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	7/28/2025	2.56	151,916	(7,898)
Interest Rate Swap Maturing 07/30/2035	2.56% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	7/28/2025	2.56	327,226	(17,012)
Interest Rate Swap Maturing 07/31/2035	2.48% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	7/29/2025	2.48	378,509	(18,736)
Interest Rate Swap Maturing 07/31/2035	2.55% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	7/29/2025	2.55	765,621	(38,204)
Interest Rate Swap Maturing 08/01/2033	2.52% (Semi-Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	7/28/2023	2.52	4,752,045	(179,113)
Total Written OTC Call Swaptions Contracts (Premiums Received $408,895)							$(461,009)

Written Put Interest Rate Swaption Contracts outstanding at July 31, 2022: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 06/11/2035	1-Day USD SOFR (Annually)	2.86% (Semi-Annually)	Barclays	6/9/2025	2.86%	269,732	$(10,088)
Interest Rate Swap Maturing 06/18/2035	1-Day USD SOFR (Annually)	3.16% (Semi-Annually)	Deutsche Bank	6/16/2025	3.16	428,000	(12,655)
Interest Rate Swap Maturing 06/18/2035	1-Day USD SOFR (Annually)	3.15% (Semi-Annually)	Deutsche Bank	6/16/2025	3.15	440,000	(13,113)
Interest Rate Swap Maturing 06/20/2035	1-Day USD SOFR (Annually)	2.93% (Semi-Annually)	Goldman Sachs	6/17/2025	2.93	238,000	(8,419)
Interest Rate Swap Maturing 07/09/2035	1-Day USD SOFR (Annually)	2.71% (Semi-Annually)	Barclays	7/7/2025	2.71	357,900	(15,222)
Interest Rate Swap Maturing 07/23/2035	1-Day USD SOFR (Annually)	2.78% (Semi-Annually)	Deutsche Bank	7/21/2025	2.78	683,621	(27,824)
Interest Rate Swap Maturing 07/29/2035	1-Day USD SOFR (Annually)	2.63% (Semi-Annually)	Barclays	7/25/2025	2.63	379,789	(17,255)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2022: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 07/30/2035	1-Day USD SOFR (Annually)	2.56% (Semi-Annually)	Morgan Stanley	7/28/2025	2.56%	151,916	$(7,338)
Interest Rate Swap Maturing 07/30/2035	1-Day USD SOFR (Annually)	2.53% (Semi-Annually)	Morgan Stanley	7/28/2025	2.53	151,916	(7,478)
Interest Rate Swap Maturing 07/30/2035	1-Day USD SOFR (Annually)	2.56% (Semi-Annually)	Deutsche Bank	7/28/2025	2.56	327,226	(15,807)
Interest Rate Swap Maturing 07/31/2035	1-Day USD SOFR (Annually)	2.48% (Semi-Annually)	Deutsche Bank	7/29/2025	2.48	378,509	(18,736)
Interest Rate Swap Maturing 07/31/2035	1-Day USD SOFR (Annually)	2.55% (Semi-Annually)	Deutsche Bank	7/29/2025	2.55	765,621	(38,205)
Interest Rate Swap Maturing 08/01/2033	1-Day USD SOFR (Annually)	2.52% (Semi-Annually)	Goldman Sachs	7/28/2023	2.52	4,752,045	(147,324)
Total Written OTC Put Swaptions Contracts (Premiums Received $408,895)							$(339,464)

Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.15% (Quarterly)	3M PLN WIBOR (Quarterly)	4/11/2024	PLN	1,117,000	$1,356	$—	$1,356
3M USD LIBOR (Quarterly)	0.82% (Semi-Annually)	6/4/2024	USD	36,626,000	(781,218)	—	(781,218)
28-Day MXN-TIIE-BANXICO (Monthly)	9.51% (Monthly)	7/18/2024	MXN	8,454,000	5,511	—	5,511
1.09% (At Maturity)	1-Day EUR ESTR (At Maturity)	7/28/2024	EUR	2,640,000	(2,572)	—	(2,572)
1.00% (At Maturity)	1-Day EUR ESTR (At Maturity)	8/1/2024	EUR	2,710,000	(70)	—	(70)
1.52% (Annually)	2-Day USD SOFR (Annually)	11/20/2026	USD	5,980,000	121,309	(8,839)	130,148
2-Day USD SOFR (Annually)	1.55% (Annually)	3/4/2027	USD	4,175,000	(152,903)	(5,944)	(146,959)
1.35% (Quarterly)	3M USD LIBOR (Quarterly)	2/15/2028	USD	5,548,000	367,739	(23,492)	391,231
1.13% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	17,907,000	1,224,124	46,177	1,177,947
1.22% (Annually)	2-Day USD SOFR (Annually)	8/15/2028	USD	4,412,000	276,986	(1,629)	278,615
2.85% (Annually)	2-Day USD SOFR (Annually)	2/15/2029	USD	2,329,000	(66,329)	9,119	(75,448)
6M EUR EURIBOR (Semi-Annually)	1.57% (Annually)	2/15/2031	EUR	599,265	1,774	—	1,774
6M EUR EURIBOR (Semi-Annually)	1.54% (Annually)	2/15/2031	EUR	599,010	227	—	227
6M EUR EURIBOR (Semi-Annually)	1.56% (Annually)	2/15/2031	EUR	599,010	1,317	—	1,317
6M EUR EURIBOR (Semi-Annually)	1.55% (Annually)	2/15/2031	EUR	476,696	701	—	701
6M EUR EURIBOR (Semi-Annually)	1.82% (Annually)	2/15/2031	EUR	476,471	11,451	—	11,451
6M EUR EURIBOR (Semi-Annually)	1.52% (Annually)	2/15/2031	EUR	411,911	(393)	—	(393)
6M EUR EURIBOR (Semi-Annually)	1.65% (Annually)	2/15/2031	EUR	352,862	3,379	—	3,379

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M EUR EURIBOR (Semi-Annually)	1.59% (Annually)	2/15/2031	EUR	299,333	$1,476	$—	$1,476
6M EUR EURIBOR (Semi-Annually)	1.69% (Annually)	2/15/2031	EUR	120,374	1,577	—	1,577
6M EUR EURIBOR (Semi-Annually)	1.64% (Annually)	2/15/2031	EUR	116,834	1,096	—	1,096
6M EUR EURIBOR (Semi-Annually)	2.10% (Annually)	8/15/2031	EUR	544,500	23,280	—	23,280
6M EUR EURIBOR (Semi-Annually)	1.95% (Annually)	8/15/2031	EUR	544,500	16,058	—	16,058
1.73% (Annually)	2-Day USD SOFR (Annually)	10/20/2031	USD	4,621,000	118,415	171,939	(53,524)
28-Day MXN-TIIE-BANXICO (Monthly)	7.60% (Monthly)	1/1/2032	MXN	1,030,000	(1,972)	—	(1,972)
28-Day MXN-TIIE-BANXICO (Monthly)	7.57% (Monthly)	1/12/2032	MXN	1,545,000	(3,142)	—	(3,142)
28-Day MXN-TIIE-BANXICO (Monthly)	7.53% (Monthly)	1/23/2032	MXN	2,753,000	(5,946)	—	(5,946)
28-Day MXN-TIIE-BANXICO (Monthly)	8.29% (Monthly)	3/17/2032	MXN	2,396,000	780	—	780
2.00% (Annually)	2-Day USD SOFR (Annually)	3/18/2032	USD	2,112,000	66,788	16,473	50,315
0.30% (At Maturity)	1-Day JPY TONAR (At Maturity)	4/7/2032	JPY	270,866,113	(2,774)	—	(2,774)
0.31% (Annually)	1-Day JPY TONAR (Annually)	4/7/2032	JPY	167,708,887	(3,087)	—	(3,087)
28-Day MXN-TIIE-BANXICO (Monthly)	8.96% (Monthly)	4/21/2032	MXN	1,909,000	4,826	—	4,826
0.39% (Annually)	1-Day JPY TONAR (Annually)	5/2/2032	JPY	58,850,500	(4,665)	—	(4,665)
0.40% (Annually)	1-Day JPY TONAR (Annually)	5/2/2032	JPY	4,083,500	(331)	—	(331)
0.42% (Annually)	1-Day JPY TONAR (Annually)	6/14/2032	JPY	242,517,466	(22,752)	—	(22,752)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	7/14/2032	EUR	157,000	3,354	—	3,354
1-Day EUR ESTR (Annually)	1.72% (Annually)	8/2/2032	EUR	700,000	354	—	354
1-Day EUR ESTR (Annually)	1.77% (Annually)	8/2/2032	EUR	470,000	1,427	—	1,427
1.52% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	3,125,000	547,268	56,207	491,061
1.73% (Annually)	2-Day USD SOFR (Annually)	2/15/2047	USD	2,710,000	368,217	35,624	332,593
2-Day USD SOFR (Annually)	1.63% (Annually)	5/15/2047	USD	310,000	(49,109)	(1,253)	(47,856)
1.65% (Annually)	2-Day USD SOFR (Annually)	8/15/2047	USD	6,080,000	948,699	382,087	566,612
2.62% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	2,503,000	(64,348)	75,853	(140,201)
2.50% (Annually)	2-Day USD SOFR (Annually)	4/21/2052	USD	2,600,000	(48,438)	5,875	(54,313)
0.86% (Annually)	1-Day JPY TONAR (Annually)	5/9/2052	JPY	76,020,029	16,907	—	16,907
0.81% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	9,969,500	3,198	—	3,198
0.82% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	6,415	—	6,415
0.83% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	5,950	—	5,950
0.87% (Annually)	1-Day JPY TONAR (Annually)	5/30/2052	JPY	20,918,500	4,387	—	4,387
Total					$2,946,297	$758,197	$2,188,100

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2022: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Bank of America	4/1/2023	CLP	357,254,000	$33,319	$—	$33,319
1-Day CLP CLICP (Semi-Annually)	1.65% (Semi-Annually)	Bank of America	5/28/2023	CLP	357,254,000	(33,581)	—	(33,581)
1-Day BRL BZDIO (At Maturity)	12.03% (At Maturity)	BNP Paribas	1/2/2025	BRL	721,000	(2,182)	—	(2,182)
Total						$(2,444)	$—	$(2,444)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2022:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series 37 (Pay Quarterly)	1.00%	6/20/2027	Morgan Stanley	EUR	270,000	$(301)	$344	$(645)
Total						$(301)	$344	$(645)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2022: Exchange Traded

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 38 (Pay Quarterly)	0.80%	1.00%	6/20/2027	USD	145,565,000	$1,476,988	$1,789,631	$(312,643)
Total						$1,476,988	$1,789,631	$(312,643)

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2022: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$4,713	$4,009	$704

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2022: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Abbott Laboratories 3.4% 11/30/2023 (Pay Quarterly)	1.00%	6/20/2027	JPMorgan Chase	USD	129,278	$(3,628)	$(2,943)	$(685)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	6/20/2027	Barclays	USD	686,000	49,792	39,119	10,673
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	6/20/2027	Bank of America	USD	203,000	14,734	12,837	1,897
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	1.00%	6/20/2027	Goldman Sachs	USD	173,000	12,555	14,156	(1,601)
Republic of Chile, 3.24%, Due: 02/06/2028 (Pay Quarterly)	1.00%	6/20/2027	Goldman Sachs	USD	79,000	1,010	(430)	1,440
Republic of Colombia, 10.38%, Due: 01/28/2033 (Pay Quarterly)	1.00%	6/20/2027	Goldman Sachs	USD	93,334	6,288	4,857	1,431
Republic of Indonesia, 3.70%, Due: 01/08/2022 (Pay Quarterly)	1.00%	6/20/2027	Goldman Sachs	USD	235,000	1,412	2,693	(1,281)
Republic of Philippines, 10.63%, Due: 03/16/2025 (Pay Quarterly)	1.00%	6/20/2027	Goldman Sachs	USD	198,269	189	999	(810)
United Mexican States, 4.15%, Due: 03/28/2027 (Pay Quarterly)	1.00%	6/20/2027	Morgan Stanley	USD	381,000	9,153	2,260	6,893
Total						$96,218	$77,557	$18,661

Inflation Swap Contracts outstanding at July 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.97% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	11/18/2023	USD	5,260,000	$174,396	$(12,787)	$187,183
2.95% (At Maturity)	1-Day U.S. Consumer Price Index (At Maturity)	10/20/2026	USD	1,660,000	84,973	77,593	7,380
1-Day U.S. Consumer Price Index (At Maturity)	3.37% (At Maturity)	11/18/2026	USD	5,260,000	(152,687)	48,342	(201,029)
1-Day U.S. Consumer Price Index (At Maturity)	2.77% (At Maturity)	10/20/2031	USD	1,660,000	(89,414)	(79,465)	(9,949)
Total					$17,268	$33,683	$(16,415)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$34,328,849	$—	$34,328,849
Corporate Bonds	—	173,761,834	126,808*	173,888,642
Foreign Issuer Bonds	—	56,941,567	—	56,941,567
Mortgage-Backed Securities	—	254,306,893	—	254,306,893
Municipal Bonds	—	2,360,707	—	2,360,707
Term Loans	—	1,137,376	—	1,137,376
U.S. Government Obligations	—	120,365,433	—	120,365,433
Investment Companies	169,662,975	—	—	169,662,975
Short-Term Investments	39,680,801	7,200,067	—	46,880,868
Purchased Options	29,735	73,629	—	103,364
Total Assets – Investments at value	$209,373,511	$650,476,355	$126,808	$859,976,674
Liabilities:
Corporate Bonds	$—	$(63,851)	$—	$(63,851)
Mortgage-Backed Securities	—	(25,529,053)	—	(25,529,053)
U.S. Government Obligations	—	(5,134,124)	—	(5,134,124)
Total Liabilities – Investments at value	$—	$(30,727,028)	$—	$(30,727,028)
Net Investments	$209,373,511	$619,749,327	$126,808	$829,249,646

*Includes securities determined to have effectively no value as of July 31, 2022.

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$2,870,984	$—	$—	$2,870,984
Forward Foreign Currency Exchange Contracts	—	329,666	—	329,666
Swap Agreements	—	6,025,868	—	6,025,868
Total Assets - Derivative Financial Instruments	$2,870,984	$6,355,534	$—	$9,226,518
Liabilities:
Futures Contracts	$(1,401,886)	$—	$—	$(1,401,886)
Forward Foreign Currency Exchange Contracts	—	(265,063)	—	(265,063)
Written Options	(1,008,474)	(844,061)	—	(1,852,535)
Swap Agreements	—	(1,491,842)	—	(1,491,842)
Total Liabilities - Derivative Financial Instruments	$(2,410,360)	$(2,600,966)	$—	$(5,011,326)
Net Derivative Financial Instruments	$460,624	$3,754,568	$—	$4,215,192

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 89.0%
Alabama – 2.3%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$500,000	$551,418
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/24	500,000	510,802
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 5, 4.00%, 10/01/26(a)(b)(c)	525,000	539,190
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	513,911
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 1.98%, 10/01/27(a)(c)	250,000	250,222
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,153,837
Jefferson County Sewer Warrants Senior Lien Revenue Bonds, Series A (AGM Insured), 5.50%, 10/01/53	300,000	316,050
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	510,888
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	964,288
Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	600,000	612,597
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	410,000	388,105
	Par	Value
Alabama (Continued)
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$423,214
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	556,344
		8,290,866
Arizona – 1.0%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds,
4.00%, 7/01/51	175,000	151,142
4.00%, 7/01/61	250,000	207,749

Chandler IDA Industrial Development Variable Revenue Bonds (AMT), Intel Corp., Project, 2.70%, 8/14/23(a)(b)(c)	500,000	502,091
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/01/27	475,000	533,637
Phoenix Civic Improvement Corp., Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/01/28	490,000	501,487
5.00%, 7/01/30	250,000	255,445

Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	244,620
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project, 5.00%, 1/01/32	400,000	470,708
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	540,722
		3,407,601

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 1.0%
Arkansas State Development Finance Authority Multi Family Housing Variable Revenue Bonds, The Cottages Apartments (Housing & Urban Development Sector 8 Program), 1.25%, 12/01/23(a)(b)(c)	$3,000,000	$2,963,754
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	560,000	542,536
		3,506,290
California – 7.9%
Anaheim Housing & Public Improvement Authority Revenue Bonds, Series A, 5.00%, 10/01/50	900,000	955,784
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 5/01/24(e)	250,000	264,319
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay,
(SIFMA Municipal Swap Index Yield + 0.28%), 1.61%, 4/01/24(a)(c)	250,000	248,716
(SIFMA Municipal Swap Index Yield + 0.45%), 1.78%, 4/01/26(a)(c)	2,000,000	1,959,998

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	239,854	243,573
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	400,000	413,529
California State GO Unlimited Refunding Bonds,
4.00%, 10/01/37	300,000	317,784
4.00%, 11/01/37	1,400,000	1,493,532
5.00%, 4/01/42	880,000	1,038,776

California State Health Facilities Financing Authority Revenue Bonds, City of Hope Obligated Group, 5.00%, 11/15/49	500,000	515,925
	Par	Value
California (Continued)

California State Health Facilities Financing Authority Revenue Bonds, Series A, Adventist Health System/West, 5.00%, 3/01/25	$2,720,000	$2,758,975
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars Sinai Health System, 5.00%, 8/15/51	550,000	614,558
California State Health Facilities Financing Authority Revenue Refunding Bonds, Marshall Medical Center (California Mortgage Insured), 4.00%, 11/01/40	750,000	767,879
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 4.00%, 7/01/50	1,510,000	1,520,675
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	312,258
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	690,852
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.12%, 11/15/26	250,000	235,659
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,191,550
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	331,410

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	$500,000	$551,905
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	512,041
California State University Systemwide Revenue Bonds, Series C, 4.00%, 11/01/45	200,000	202,424
California State Various Purpose Bid Group GO Unlimited Refunding Bonds, 5.00%, 8/01/30	640,000	745,712
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	391,953
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	512,774
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	252,674
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.00%, 9/02/34	100,000	109,377
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	302,259
	Par	Value
California (Continued)

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	$250,000	$266,442
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	273,879
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	154,561
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	213,328
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	243,577
Fresno Airport Revenue Refunding Bonds, Series B (AMT) (BAM Insured), 5.00%, 7/01/28	390,000	399,679
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	543,611
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,111,397
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/01/35	1,250,000	1,293,503
Mesa Water District COPS, 4.00%, 3/15/39	300,000	314,325
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(f)	250,000	231,878

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	$250,000	$284,383
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	157,122
Sacramento County Sanitation Districts Financing Authority Revenue Refunding Bonds, Series A, 5.00%, 12/01/44	500,000	524,236
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	305,825
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	566,748
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	270,654
Sunnyvale Financing Authority Lease Revenue Bonds, Green Bonds, Civic Center Project, 4.00%, 4/01/34	865,000	934,140
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	617,556
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	109,021
		28,272,736
Colorado – 3.1%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	501,806
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	$485,000	$519,012
5.00%, 3/15/26	510,000	556,702
5.00%, 3/15/29	590,000	672,605
5.00%, 3/15/30	310,000	356,599
5.00%, 3/15/35	590,000	662,405

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,016,080
Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	655,869
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,267,528
6.00%, 12/15/41	500,000	632,083
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,298,691
4.00%, 12/15/36	200,000	209,922

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	548,736
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds, 5.00%, 12/01/40	250,000	257,418
E-470 Public Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 9/01/23	150,000	155,204
5.00%, 9/01/40	810,000	850,166

Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	534,937

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/23	$180,000	$185,287
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond, 2.00%, 10/15/24(a)(b)(c)	250,000	248,627
		11,129,677
Connecticut – 1.8%
Bridgeport GO Unlimited Bonds, Series A,
5.00%, 8/01/23	200,000	206,634
5.00%, 8/01/25	260,000	281,898
5.00%, 8/01/27	275,000	310,022

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	243,278
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	533,796
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	232,131
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	448,048
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series R, Trinity College, 5.00%, 6/01/32	265,000	299,549
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/24	240,000	247,049
5.00%, 7/01/25	260,000	270,485
5.00%, 7/01/31	500,000	523,421
4.00%, 7/01/39	120,000	108,238
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/49	$100,000	$83,745

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 1.63%, 11/15/24(a)(c)	1,000,000	993,668
Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	529,319
Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	121,874
Hartford County Metropolitan District GO Unlimited Bonds, 5.00%, 7/15/35	750,000	842,686
		6,275,841
Delaware – 0.3%
Delaware River & Bay Authority Revenue Refunding Bonds, 5.00%, 1/01/34	530,000	615,975
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	252,705
5.00%, 7/01/48	100,000	97,180
		965,860
District of Columbia – 1.5%
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	381,499
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	97,640
District of Columbia Revenue Refunding Bonds, National Public Radio, Prerefunded, 4.00%, 4/01/26(e)	250,000	268,876

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	$350,000	$387,450
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, 5.00%, 10/01/49	500,000	550,371
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Bonds, Series A, Prerefunded, 5.00%, 10/01/23(e)	650,000	675,490
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	500,000	545,598
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	352,531
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/25	1,000,000	1,085,192
5.00%, 10/01/43	500,000	540,714

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/01/43	300,000	325,245
		5,210,606
Florida – 3.7%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	517,205
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	829,433
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	377,759
	Par	Value
Florida (Continued)
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	$500,000	$522,060
Florida State Board of Education Public Education GO Unlimited Refunding Bonds, Capital Outlay, Series E, 5.00%, 6/01/31	1,000,000	1,077,145
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	330,009
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	524,377
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), Unrefunded Balance, 5.00%, 10/01/44	1,000,000	1,087,104
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded, 5.00%, 10/01/24(e)	470,000	502,666
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	1,395,000	1,431,196
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	399,717
Lee Memorial Health System Hospital Revenue Refunding Bonds, Series A-1, 5.00%, 4/01/44	600,000	640,603
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	820,180
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	250,000	263,530
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	520,203

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	$250,000	$263,427
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(f)	125,000	111,681
0.00%, 10/01/26(f)	275,000	236,069
0.00%, 10/01/27(f)	360,000	296,490
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	161,347
5.00%, 7/01/26	125,000	136,757
5.00%, 7/01/27	125,000	138,668

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.62%, 5/01/24	245,000	240,996
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	240,000	248,077
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	541,778
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	529,652
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	468,718
		13,216,847
Georgia – 1.9%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds (AMT), 4.00%, 7/01/37	500,000	505,746
	Par	Value
Georgia (Continued)
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	$365,000	$418,049
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	213,550
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	226,684
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	224,518
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	532,086
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	549,066
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	161,301
Main Street Natural Gas Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/01/23	355,000	364,621
4.00%, 12/02/24(a)(b)(c)	100,000	104,093

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/27(a)(b)(c)	1,000,000	1,037,308
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A, 4.00%, 9/01/23(a)(b)(c)	370,000	377,201

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B, 6/01/29(a)(b)(c)(g)	$200,000	$214,237
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/01/23(a)(b)(c)	250,000	255,752
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	560,527
Private Colleges & Universities Authority Revenue Refunding Bonds, Series B, Emory University, 4.00%, 9/01/40	1,000,000	1,035,187
		6,779,926
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	233,296
Illinois – 7.5%
Chicago Board Of Education GO Unlimited Bonds, Series A, 5.00%, 12/01/38	500,000	528,541
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(f)	750,000	571,610
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	107,007
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	1,045,000	1,075,725
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	502,058
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	151,561
	Par	Value
Illinois (Continued)
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	$250,000	$276,641
Chicago Park District GO Limited Tax Refunding Bonds, Series B,
5.00%, 1/01/24	175,000	182,040
5.00%, 1/01/26	395,000	409,003

Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	241,588
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	515,565
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	500,000	509,924
Cook County GO Unlimited Refunding Bonds, Series A, 5.00%, 11/15/25	1,000,000	1,091,762
Cook County Sales TRB, 5.00%, 11/15/37	500,000	504,143
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	251,381
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	231,271
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	338,981
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	500,000	545,325
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	845,000	914,036
5.50%, 7/01/26	460,000	474,416
Illinois State GO Unlimited Bonds, Series B,
5.00%, 3/01/24	250,000	261,394
5.00%, 10/01/31	250,000	277,083

Illinois State GO Unlimited Bonds, Series D, 5.00%, 11/01/27	1,500,000	1,652,482

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Refunding Bonds, 5.00%, 8/01/24	$470,000	$470,000
Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	118,344
Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	250,000	276,751
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 2.33%, 5/15/25(a)(c)	500,000	502,259
Illinois State Sales Tax Junior Obligations Revenue Bonds, Series A (BAM Insured), 4.00%, 6/15/34	620,000	641,507
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	379,648
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(f)	95,000	87,598
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	421,789
Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/01/46	500,000	560,082
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A, 5.00%, 1/01/40	500,000	564,686
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	608,342
Kane, Cook & Dupage Counties, Illinois School District, GO Unlimited Refunding Bonds, Series D, 5.00%, 1/01/28	215,000	224,417
Libertyville GO Unlimited Refunding Bonds, Series A, 3.00%, 12/15/23	245,000	248,520
	Par	Value
Illinois (Continued)

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(f)	$250,000	$225,002
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	362,789
4.00%, 6/15/52	245,000	229,949

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(f)	150,000	83,946
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	526,080
5.00%, 6/15/50	500,000	519,081
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	351,238
5.00%, 10/01/26	250,000	275,112

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	421,489
Peoria GO Unlimited Refunding Bonds, Series C (AGM Insured), 5.00%, 1/01/27	2,000,000	2,241,508
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/01/34	750,000	914,432
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	387,240
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	251,080

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	$300,000	$328,776
4.00%, 12/01/39	250,000	263,201
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	224,496
4.00%, 12/30/38	500,000	519,300
4.00%, 12/30/40	500,000	517,223

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	268,408
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	670,849
Will County Community School District No. 161 Summit Hill Refunding GO Unlimited Refunding Bonds, 4.00%, 1/01/24	470,000	484,123
		26,782,802
Indiana – 2.5%
Clarksville Sewage Works Revenue BANS, 2.75%, 12/11/23	125,000	125,044
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	812,756
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(f)	450,000	420,330
0.00%, 7/15/28(f)	900,000	765,622
0.00%, 1/15/29(f)	560,000	467,652

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	278,228
	Par	Value
Indiana (Continued)

Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/23	$585,000	$603,332
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 1.63%, 3/01/27(a)(c)	1,445,000	1,405,068
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	496,538
Upland Economic Development Revenue Refunding Bonds, Taylor University Project, 4.00%, 9/01/24	570,000	589,956
Vinton-Tecumseh School Building Corp. Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/26	530,000	568,078
4.00%, 1/15/27	540,000	582,883
4.00%, 7/15/27	550,000	597,662

Warrick County, Indiana Environmental Improvement Variable Revenue Bonds (AMT), Vectren Energy Delivery, 0.88%, 9/01/23(a)(b)(c)	1,000,000	986,307
Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	290,000	314,285
		9,013,741
Iowa – 0.1%
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/24	255,000	260,994
PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/01/26(a)(b)(c)	150,000	158,430
		419,424
Kentucky – 1.7%
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	432,052

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	$155,000	$171,900
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(f)	280,000	264,872
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	255,362
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living, 5.00%, 5/15/46	100,000	91,911
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	310,494
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	484,297
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	514,154
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	662,595
Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	245,136
	Par	Value
Kentucky (Continued)
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	$1,500,000	$1,387,973
Louisville & Jefferson County Metropolitan Government Health System Variable Revenue Bonds, Norton Healthcare, Inc., 5.00%, 10/01/26(a)(b)(c)	1,000,000	1,084,342
		5,905,088
Louisiana – 0.6%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	475,000	512,697
5.00%, 2/01/26	100,000	110,771

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	446,401
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	267,576
5.00%, 10/01/26	215,000	233,662

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	553,017
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	119,763
		2,243,887
Maine – 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, 5.00%, 7/01/27	215,000	239,559

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maine (Continued)
Maine Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/01/28	$650,000	$726,160
Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	531,198
		1,496,917
Maryland – 2.5%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	490,078
Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	250,000	251,713
Maryland Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	325,000	294,737
Maryland State Community Development Administration Department Housing Revenue Bonds, Series A, Woodside Gardens, 1.33%, 1/01/24(d)	2,000,000	1,976,274
Maryland State Economic Development Corp. Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bond, 5.25%, 6/30/55	1,000,000	1,087,070
Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	533,030
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	432,248
	Par	Value
Maryland (Continued)
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System,
5.00%, 7/01/24	$350,000	$368,125
5.00%, 7/01/27	1,320,000	1,464,333

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	908,000
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Arundel Health Systems, 5.00%, 7/01/29	250,000	273,834
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	290,560
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	110,820
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	221,391
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	194,128
Washington Country Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	193,401
		9,089,742

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts – 1.3%
Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	$235,000	$236,989
4.00%, 7/01/26	240,000	241,117

Massachusetts Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	494,925
Massachusetts Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	408,844
Massachusetts State Consolidated Loan GO Limited Bonds, Series E, 5.25%, 9/01/48	500,000	563,983
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	260,256
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 1.93%, 1/29/26(a)(c)(d)	1,000,000	992,989
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,580,803
		4,779,906
Michigan – 2.1%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	105,140
5.00%, 7/01/48	200,000	209,780

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	54,317
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	239,540
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	583,893
	Par	Value
Michigan (Continued)

Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	$495,000	$535,356
Michigan Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	373,212
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	188,271
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	457,774
4.50%, 10/01/29	250,000	255,284

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	525,552
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 2.08%, 4/15/27(a)(c)	1,500,000	1,499,991
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	446,161
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	487,522
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bond, 4.00%, 10/01/26(a)(b)(c)	100,000	99,920
Northern University General Revenue Refunding Bonds, Series A, 5.00%, 12/01/27	590,000	673,937

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Wayne County Airport Authority Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 12/01/26	$500,000	$558,274
Wayne University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	330,851
		7,624,775
Minnesota – 0.4%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	250,000	252,241
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A, 4.00%, 12/01/27(a)(b)(c)	1,125,000	1,168,853
		1,421,094
Mississippi – 0.2%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	292,765
Mississippi State Hospital Equipment & Facilities Authority Revenue Refunding Bonds, Forrest Country General Hospital Project, 5.00%, 1/01/24	400,000	416,433
		709,198
Missouri – 1.4%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	248,020
5.00%, 3/01/27	225,000	253,271
Missouri Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	215,059
5.00%, 2/15/27	215,000	234,961
5.00%, 2/15/28	250,000	276,512
	Par	Value
Missouri (Continued)

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Series A, Iatan 2 Project, 5.00%, 1/01/33	$310,000	$322,780
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc.,
5.00%, 11/15/23	150,000	155,836
5.00%, 11/15/30	250,000	269,697
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/01/24	320,000	324,481
4.00%, 8/01/26	200,000	203,550

Missouri State Public Utilities Commission Revenue Notes, 0.75%, 8/01/23	2,000,000	1,973,292
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	473,506
		4,950,965
Nebraska – 0.5%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 1.86%, 9/01/26(a)(c)	740,000	741,158
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	652,041
Gretna COPS, 5.00%, 12/15/25	500,000	533,694
		1,926,893
Nevada – 1.6%
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/26	1,200,000	1,313,805

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nevada (Continued)
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	$250,000	$218,111
Clark County School District GO Limited Refunding Bonds, Series E, 5.00%, 6/15/25	1,330,000	1,447,419
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	547,888
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	275,081
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,130,085
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	100,000	91,546
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	529,523
Sparks Nevada Tourism Improvement District No. 1 Sales Tax Senior Lien Revenue Refunding Bonds, Series A, 2.50%, 6/15/24(d)	150,000	146,377
		5,699,835
New Hampshire – 0.3%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	699,300	703,100
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	254,617
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	187,679
		1,145,396
	Par	Value
New Jersey – 3.7%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	$350,000	$369,060
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	1,170,000	1,333,317
New Jersey Covid-19 GO Unlimited Emergency Bonds, 5.00%, 6/01/26	385,000	425,149
New Jersey EDA Revenue Refunding bonds, Series GGG, School Facilities Construction, 5.25%, 9/01/23(d)	1,500,000	1,553,573
New Jersey EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	268,919
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,209
5.12%, 6/15/43	350,000	350,344

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	248,582
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.00%, 1/01/24	150,000	155,132
5.25%, 1/01/25	100,000	103,437
5.37%, 1/01/43	100,000	102,093

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	117,665
New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, 5.00%, 7/01/29	100,000	101,526
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	311,302

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	$775,000	$707,775
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,097,250
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	1,000,000	1,083,275
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	436,372
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	604,898
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	251,300
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	542,441
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	625,000	677,255
4.00%, 6/15/50	280,000	277,201

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	175,000	179,950
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	108,378
	Par	Value
New Jersey (Continued)
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/01/27	$305,000	$342,514
5.00%, 1/01/33	230,000	242,125

New Jersey State Turnpike Authority Turnpike Revenue Refunding Bonds, Series E, 5.00%, 1/01/31	255,000	287,618
New Jersey Turnpike Revenue Bonds, Series A, 4.00%, 1/01/42	240,000	245,733
Newark Housing Authority Port Newark Marine Terminal Rental Revenue Refunding Bonds, Additional Newark Redevelopment Project (NATL Insured), 5.25%, 1/01/24	500,000	515,894
		13,230,287
New Mexico – 0.3%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	242,645
New Mexico State Hospital Equipment Loan Council Variable Revenue Bonds, Series B, 5.00%, 8/01/25(a)(b)(c)	500,000	543,327
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/01/25(a)(b)(c)	275,000	292,635
		1,078,607
New York – 8.7%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	489,676
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	257,221

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp. Revenue Refunding Bonds, Adelphi University Project,
5.00%, 6/01/27	$300,000	$333,055
5.00%, 6/01/28	500,000	561,746

Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	204,828
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	1,017,624
Long Beach GO Limited Bonds, Series A, 5.00%, 9/01/28	665,000	731,462
Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,616,244
Metropolitan Transportation Authority Revenue Bonds, Series A-1-Group 1, Green Bond, 5.00%, 11/15/49	500,000	525,273
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 1.86%, 4/01/24(a)(c)	950,000	927,477
Metropolitan Transportation Authority, New York Transportation Variable Rate Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 1.76%, 2/01/25(a)(c)	1,000,000	986,738
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	800,000	926,108
	Par	Value
New York (Continued)

Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	$1,000,000	$1,000,692
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 4.00%, 11/01/40	400,000	408,018
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,041,260
New York City Transitional Finance Authority Revenue Bonds, Sub Series C-2, 5.00%, 5/01/32	1,000,000	1,128,151
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	625,000	700,529
New York GO Unlimited Bonds, Series 1, 4.00%, 8/01/27	625,000	687,372
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	276,794
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	634,467
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Fordham University, 4.00%, 7/01/50	600,000	579,121
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	290,890
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,266,898

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Master Boces Program (State Aid Withholding), 5.00%, 8/15/26	$455,000	$507,093
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	1,250,000	1,293,335
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	214,922
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	446,220
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D, 4.00%, 2/15/39	500,000	509,582
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	447,284
New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, New York University, Series A, 4.00%, 7/01/46	250,000	251,517
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	500,000	468,360
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	509,563
5.37%, 11/15/40(d)	150,000	153,039
	Par	Value
New York (Continued)

New York State Liberty Development Corp., Revenue Refunding Bonds, Green Bonds, 4 World Trade Center Project, 1.20%, 11/15/28	$500,000	$433,878
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	272,929
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	269,878
New York State Transportation Development Corporation Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	526,257
New York State Urban Development Corp. Personal Income TRB, Series A, 5.00%, 3/15/41	250,000	279,968
New York State Urban Development Corp. Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	506,277
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	270,574
Onondaga County Trust Cultural Resource Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/47	500,000	499,572
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	903,982

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	$1,065,000	$1,203,969
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	505,043
Port Authority of New York & New Jersey Revenue Bonds, Series 179, 5.00%, 12/01/25	750,000	781,743
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	456,729
Sales Tax Asset Receivable Corp., Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded, 5.00%, 10/15/24(e)	245,000	262,824
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges and Tunnels, 4.00%, 11/15/54	1,300,000	1,298,125
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	283,187
Troy Capital Resource Corp. Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	103,210
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	98,820
		31,349,524
North Carolina – 1.3%
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,137,196
	Par	Value
North Carolina (Continued)
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
4.00%, 5/01/24	$240,000	$248,116
5.00%, 5/01/25	240,000	258,160
5.00%, 5/01/26	275,000	301,675
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	182,877
4.00%, 9/01/34	185,000	187,530

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	247,782
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(e)	155,000	165,059
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	99,264
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	400,000	364,898
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	557,258
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	580,468
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, 5.00%, 2/01/24	200,000	208,695
		4,538,978

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Dakota – 0.5%
Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	$600,000	$578,364
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	541,248
Watford City North Dakota State Aid Certificates Indebtedness Revenue Refunding Bonds (AGM Insured), 3.00%, 12/01/23	800,000	807,013
		1,926,625
Ohio – 2.5%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	383,353
5.00%, 11/15/27	370,000	411,391

Allen County Ohio Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health, Inc., 5.00%, 12/01/28	400,000	458,673
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	898,645
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	184,142
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	135,339
5.00%, 7/01/26	125,000	138,134
5.00%, 7/01/27	125,000	140,633
5.00%, 7/01/28	155,000	176,277
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Euclid Avenue Development Corp., Revenue Refunding Bonds, 5.00%, 8/01/23	$370,000	$381,713
Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	212,497
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	506,972
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	180,669
5.00%, 12/01/36	305,000	322,166

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	302,095
Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	225,000	238,373
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.12%, 12/01/49	100,000	99,196
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	264,599
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	497,091
Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	489,160

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	$50,000	$48,705
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	257,698
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	982,877
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	106,433
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	479,602
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	158,879
United Local School District COPS (BAM Insured), 3.00%, 12/01/23	330,000	334,325
		8,789,637
Oklahoma – 1.9%
Bryan County School Finance Authority Educational Facilities Lease Revenue Refunding Bonds, Durant Public Schools Project, 4.00%, 12/01/23	620,000	637,878
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	500,000	555,215
	Par	Value
Oklahoma (Continued)
Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	$600,000	$619,923
Mcintosh County Educational Facilities Authority Lease Revenue Bonds, Checotah Public Schools Project, 2.00%, 9/01/23	300,000	300,018
Muskogee Industrial Trust Educational Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/23	900,000	927,103
Oklahoma County Finance Authority Revenue Refunding Bonds, Series A, Epworth Villa Project, 5.88%, 4/01/30	50,000	42,500
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	608,994
Osage County Industrial Authority Use Tax Revenue BANS, 2.00%, 9/01/23	1,500,000	1,498,497
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	534,399
Wagoner County School Development Authority Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, 4.00%, 9/01/23	1,060,000	1,085,020
		6,809,547
Oregon – 1.4%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	544,028
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	500,000	528,027

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bond Series, 0.95%, 6/01/27	$500,000	$451,901
Multnomah County School District No. 1J Portland GO Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/24	250,000	265,613
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	1,000,000	1,043,043
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	182,095
4.00%, 12/01/27	240,000	259,105

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport, 5.00%, 7/01/40	615,000	688,587
Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	808,277
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
5.00%, 5/15/24	110,000	112,770
5.00%, 5/15/27	260,000	271,093
		5,154,539
Pennsylvania – 3.9%
Allegheny County Sanitary Authority Revenue Bonds, Series B, 4.00%, 6/01/25	100,000	105,987
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	268,738
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	325,902
	Par	Value
Pennsylvania (Continued)
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	$185,000	$172,081
Lancaster County GO Unlimited Refunding Bonds, Series A, 4.00%, 11/01/25	275,000	292,546
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	372,703
Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 1.91%, 11/01/24(a)(c)	435,000	434,216
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	732,392
Monroeville Finance Authority Revenue Bonds, 5.00%, 2/15/28	1,000,000	1,001,303
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,609,196
Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	190,706
Oil City GO Unlimited Bonds, Series A (AGM Insured),
4.00%, 12/01/23	145,000	149,297
4.00%, 12/01/24	150,000	157,140
4.00%, 12/01/25	185,000	197,373

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A, 5.00%, 7/01/38	500,000	509,881

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/24	$1,200,000	$1,257,799
5.00%, 4/15/25	200,000	214,640
4.00%, 4/15/45	500,000	491,044

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University, 5.00%, 9/01/39	500,000	520,395
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.37%, 10/01/25	765,000	766,108
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.70%), 2.03%, 12/01/23(c)	500,000	500,257
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	556,731
5.00%, 7/01/33	400,000	429,874
5.00%, 7/01/35	155,000	165,160

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	249,004
Philadelphia Authority for Industrial Development Temple University Revenue Refunding Bonds, Series 1-2015, 5.00%, 4/01/33	400,000	425,696
Philadelphia School District GO Limited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 9/01/33	500,000	565,755
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	332,292
5.00%, 5/01/28	215,000	241,111
	Par	Value
Pennsylvania (Continued)
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/24	$115,000	$117,340
4.00%, 11/15/25	115,000	117,916
4.00%, 11/15/26	125,000	128,264
4.00%, 11/15/27	130,000	133,296
4.00%, 11/15/28	105,000	107,399
		13,839,542
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	262,675
Puerto Rico Commonwealth Notes, 2.12%, 11/01/43(b)(c)(h)	469,868	250,792
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	167,971
5.62%, 7/01/27	309,847	335,687
5.62%, 7/01/29	1,058,875	1,169,948
5.75%, 7/01/31	57,185	64,169
4.00%, 7/01/33	54,226	51,906
4.00%, 7/01/35	48,742	46,007
4.00%, 7/01/37	41,833	39,058
4.00%, 7/01/41	56,878	52,191
4.00%, 7/01/46	59,153	53,242
Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A,
0.00%, 7/01/24(f)	18,107	16,840
0.00%, 7/01/33(f)	69,785	41,481

Puerto Rico Electric Power Authority Power Revenue Bonds, Series TT, 5.00%, 7/01/37(i)	130,000	106,275
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	525,662

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(f)	$225,000	$189,797
0.00%, 7/01/31(f)	500,000	349,821
0.00%, 7/01/46(f)	875,000	253,953
		3,977,475
Rhode Island – 0.2%
Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	200,000	213,816
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	552,343
		766,159
South Carolina – 0.5%
Connector 2000 Association, Inc. Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(f)	511,272	279,474
0.00%, 1/01/42(f)	228,148	60,398
0.00%, 7/22/51(f)	265,293	31,983

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	431,796
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	928,685
		1,732,336
South Dakota – 0.2%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds,
4.00%, 4/01/26	375,000	401,363
4.00%, 4/01/27	425,000	459,939
		861,302
	Par	Value
Tennessee – 0.8%
Greeneville Health & Educational Facilities Board Revenue Refunding Bonds, Ballad Health Obligation Group, 5.00%, 7/01/31	$140,000	$142,410
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center,
5.00%, 7/01/40	400,000	425,200
5.00%, 7/01/46	500,000	529,242

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	320,000	317,452
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,089,452
Tennergy Corp. Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	500,000	511,783
		3,015,539
Texas – 6.5%
Arlington Higher Education Finance Corp. Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	567,364
Austin Airport System Revenue Bonds, Series A, 5.00%, 11/15/46	1,380,000	1,489,541
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	656,119
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	202,918
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	275,000	297,926

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	$500,000	$537,130
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public School, 5.00%, 8/15/23	325,000	334,648
Dallas Texas Hotel Occupancy Tax Revenue Refunding Bonds, 4.00%, 8/15/30	300,000	314,314
Dallas-Fort Worth International Airport Improvement Revenue Bonds, Series B, 5.00%, 11/01/44	350,000	353,075
Dallas-Fort Worth International Airport Joint Improvement Revenue Bonds, Series C, 5.00%, 11/01/34	445,000	457,952
Dallas-Fort Worth International Airport Joint Revenue Refunding Bonds, Series A (AMT), 5.25%, 11/01/30	1,100,000	1,134,153
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	417,135
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	1,000,000	936,003
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	265,262
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System, 5.00%, 12/01/24(a)(b)(c)	1,000,000	1,068,520
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	356,501
	Par	Value
Texas (Continued)
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	$500,000	$538,117
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	181,806
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	129,847
Houston Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 7/01/26	500,000	555,317
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
4.00%, 9/01/23	185,000	189,347
5.00%, 9/01/36	510,000	562,355

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp. Project, 5.00%, 5/15/35	250,000	280,976
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	520,177
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	96,762
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	261,094
Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	345,000	342,440

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Northside Texas Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 2.75%, 8/01/23(a)(b)(c)	$1,000,000	$1,008,724
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	474,650
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	387,981
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	311,064
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	281,321
San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,141,092
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation,
5.00%, 2/15/34	400,000	433,118
5.00%, 2/15/47	700,000	743,968

Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.12%, 12/01/45	545,000	546,196
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	256,576
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,129,684
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	506,991
5.00%, 12/31/55	200,000	202,127
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	$750,000	$738,280
Texas State Transportation Commission Central Turnpike System Revenue Refunding Bonds, Series A, 5.00%, 8/15/39	750,000	839,571
Texas State Transportation Commission Central Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	100,000	102,683
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	103,827
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(f)	480,000	364,794
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	530,979
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	282,260
		23,432,685
Utah – 0.2%
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/47	805,000	854,805
Virginia – 2.8%
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,062,510
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue BANS, 5.00%, 11/01/23	1,000,000	1,034,291
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	783,946

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	$500,000	$564,293
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	500,593
Fairfax County EDA Residential Care Facilities Revenue Bonds, Series A, Vinson Hall LLC, Prerefunded, 5.00%, 12/01/23(e)	200,000	208,762
Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(e)	150,000	162,644
Fairfax County EDA Revenue Refunding Bonds, Wiehle Avenue Metrorail Station, 5.00%, 8/01/33	1,000,000	1,178,228
Fairfax County Water Authority Revenue Refunding Bonds, 5.00%, 4/01/45	500,000	548,177
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, Prerefunded, 5.50%, 1/01/28(e)	300,000	353,408
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	580,453
University of Virginia Revenue Refunding Bonds, Series A, 5.00%, 4/01/47	500,000	544,479
Virginia Small Business Financing Authority Private Activity Revenue Bonds (AMT), Transform 66 P3 Project, 5.00%, 12/31/56	165,000	170,723
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	$275,000	$285,138
4.00%, 1/01/37	660,000	666,753
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	645,000	703,525
4.00%, 1/01/40	280,000	273,082
4.00%, 1/01/48	225,000	212,419

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/47	350,000	374,209
		10,207,633
Washington – 3.2%
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bond, Prerefunded, 5.00%, 11/01/25(e)	1,000,000	1,104,730
Energy Electric Revenue Refunding Bonds, Columbia Generating Station, 5.00%, 7/01/36	1,200,000	1,393,951
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	615,310
King County School District No. 210 Federal Way GO Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/01/33	500,000	535,637
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	276,971
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/01/32	490,000	547,517
5.00%, 4/01/44	500,000	533,533

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Port of Seattle Airport Intermediate Lien Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 8/01/23	$600,000	$600,783
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	479,523
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	504,994
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 1.58%, 11/01/26(a)(c)	750,000	741,491
Washington State GO Unlimited Bonds, Series C,
5.00%, 2/01/26	350,000	388,202
5.00%, 2/01/40	2,000,000	2,278,114

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,099
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/01/26(a)(b)(c)	615,000	661,098
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	243,721
		11,405,674
Wisconsin – 1.6%
Clayton Town NANS, Series B,
2.00%, 6/01/24	100,000	99,044
2.00%, 6/01/25	225,000	220,638

Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,031,395
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	980,900
	Par	Value
Wisconsin (Continued)

PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	$100,000	$98,828
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	510,307
5.00%, 6/15/49	150,000	154,034

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	333,630
PFA Hospital Revenue Refunding Bonds, Series A, WakeMed Hospital, 4.00%, 10/01/49	500,000	479,248
PFA Revenue Bonds, Roseman University of Health System, 5.00%, 4/01/50(d)	250,000	255,248
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	223,090
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	251,238
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	1,000,000	1,068,429
		5,706,029
Total Municipal Bonds (Cost $333,628,029)		319,176,132

	Number of Shares
Investment Companies – 0.1%
iShares National Muni Bond ETF	4,205	456,537
Total Investment Companies (Cost $477,537)		456,537

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Short-Term Investments – 10.4%
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(j)	8,206,403	$8,206,403
Municipal Bonds – 8.1%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/23	$300,000	304,772
Bartow County Development Authority Revenue Bonds, Georgia Power Company Plant Bowen Project, 1.55%, 8/19/22(a)(b)(c)	500,000	499,765
Bartow County Development Authority Variable Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 2.75%, 3/15/23(a)(b)(c)	500,000	500,474
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 0.90%), 2.23%, 5/01/23(a)(c)	700,000	700,685
Botetourt County Residential Care Facility Revenue Refunding Bonds, Series A, Glebe, Inc., 4.75%, 7/01/23	60,000	61,025
Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Vogtle Project, 1.55%, 8/19/22(a)(b)(c)	100,000	99,953
Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/23(d)	550,000	549,327
Central Plains Energy Gas Project Revenue Bonds, Project No. 3, 5.00%, 9/01/22	500,000	501,193
Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/23	400,000	404,342
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Dallas Texas Housing Finance Corp., Estates at Shiloh Revenue Bonds, 1.25%, 7/01/23(a)(b)(c)	$500,000	$496,570
Davie Educational Facilities Revenue Bonds, Series B, Nova Southeastern University Project , Prerefunded, 5.00%, 4/01/23(e)	250,000	255,737
Director of the State of Nevada Department of Business & Industry Variable Revenue Bonds (AMT), Brightline Passenger, 0.85%, 1/26/23(a)(b)(c)(d)	2,500,000	2,475,159
East Vincent GO Unlimited Refunding Bonds, 2.00%, 12/01/22	200,000	200,330
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23(a)(b)(c)	500,000	512,375
Grundy Kendall & Will Counties Community High School District No. 111 GO Unlimited Refunding Bonds, 4.00%, 5/01/23	175,000	177,888
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Bonds, Memorial Hermann Health System, 5.00%, 12/01/22(a)(b)(c)	100,000	101,170
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 4.00%, 9/01/22	180,000	180,345
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/23	500,000	509,017
Illinois State Finance Authority Revenue Refunding Bonds, Smith Crossing, 4.00%, 10/15/22	165,000	165,125
Illinois State GO Unlimited Bonds, 5.38%, 5/01/23	250,000	256,490
Illinois State Sales TRB, Build Illinois - Junior Obligation, 5.00%, 6/15/23	200,000	204,733

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Indiana State Finance Authority Revenue Refunding Bonds, Valparaiso University Project, 5.00%, 10/01/22	$265,000	$266,254
Indianola GO Unlimited Capital Loan Notes, 3.00%, 6/01/23	195,000	197,308
James City County EDA Residential Care Facilities Variable Revenue Bonds, United Methodist Home, Prerefunded, 6.00%, 6/01/23(e)	99,579	103,001
Kentucky State Economic Development Finance Authority Health System Revenue Refunding Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/22(f)	500,000	498,270
Kentucky State Housing Corp., Revenue Bonds, City View Park Project, 1.16%, 2/01/23(b)(c)	1,000,000	1,000,000
Lehigh County IDA Revenue Refunding Bonds, PPL Electric Utilities Corp., Project, 1.80%, 8/15/22(a)(b)(c)	330,000	329,925
Libertyville GO Unlimited Refunding Bonds, Series A, 3.00%, 12/15/22	235,000	236,053
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Loop LLC Project, 2.00%, 10/01/22(a)(b)(c)	515,000	514,922
Louisiana State Public Facilities Authority Revenue Refunding CABS, Loyola University Project, 0.00%, 10/01/22(f)	300,000	298,475
Louisville Regional Airport Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/23	500,000	513,637
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Madison, Macoupin Etc. Counties Community College District No. 536 GO Unlimited Refunding Bonds, Lewis & Clark Community (AGM Insured), 4.00%, 5/01/23	$700,000	$710,921
Maryland State Economic Development Corp., PCR Refunding Bonds, Potomac Electric Power Company, 1.70%, 9/01/22	500,000	499,930
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/01/23(a)(b)(c)	1,600,000	1,620,373
Massachusetts State Development Finance Agency Variable Revenue Refunding Bonds, Partners Healthcare, (SIFMA Municipal Swap Index Yield + 0.50%), 1.83%, 1/26/23(a)(c)	500,000	498,177
Metropolitan Transportation Authority Revenue BANS, Series A-1, 5.00%, 2/01/23	750,000	761,658
Metropolitan Transportation Authority Revenue BANS, Series D1, 5.00%, 9/01/22	965,000	967,749
Michigan State Finance Authority Revenue Refunding Bonds, Michigan Health, Escrowed to Maturity, 5.00%, 6/01/23	390,000	401,221
Michigan State Finance Authority Variable Revenue Bonds, Bronson Healthcare Group, 3.50%, 11/15/22(a)(b)(c)	250,000	250,938
Mississippi Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, Baptist Memorial Health Care, 0.20%, 9/01/22(a)(b)(c)	1,000,000	998,053

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Refunding Bonds, A.T. Still University Health Science, 5.00%, 10/01/22	$725,000	$728,854
New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/23	170,000	174,645
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Bonds, Series A, 5.25%, 12/15/22	1,000,000	1,012,908
New Jersey State Turnpike Authority Revenue Bonds, Series B, Prerefunded, 5.00%, 1/01/23(e)	135,000	136,990
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 214 (AMT), 2.90%, 10/01/22	140,000	140,232
Newark Board of Education GO Unlimited Refunding Bonds, Sustainability Bonds (School Board Resource Fund Program), 5.00%, 7/15/23	300,000	309,583
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/23	300,000	304,995
Oil City GO Unlimited Bonds, Series A (AGM Insured), 3.00%, 12/01/22	100,000	100,480
Pennsylvania State Housing Finance Agency Special Limited Obligation MFH Revenue Bonds, Norris Homes Phase V, 1.40%, 1/01/23(a)(b)(c)	1,000,000	996,784
Pequea Valley School District GO Limited Bonds (State Aid Withholding), 2.00%, 5/15/23	175,000	175,609
Plainfield GO Unlimited BANS, 1.00%, 8/16/22	1,000,000	999,732
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.25%, 7/01/23	$30,130	$30,733
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds, Series ZZ, 5.25%, 7/01/23(i)	175,000	143,063
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.00%, 4/01/23(a)(b)(c)	600,000	597,755
Sand Creek Metropolitan District GO Limited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/22	125,000	125,985
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.35%), 1.68%, 11/01/22(c)	900,000	899,997
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/23	150,000	154,091
Wilkes-Barre Area School District GO Limited Bonds (BAM State Aid Withholding), 5.00%, 4/15/23	200,000	204,534
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Beloit Health System, Inc., 5.00%, 7/01/23	645,000	661,405

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds (Continued)
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, (SIFMA Municipal Swap Index Yield + 0.55%), 1.88%, 7/26/23(a)(c)	$250,000	$249,372
York County EDA PCR Bonds, Series A, Electric & Power, 1.90%, 6/01/23(a)(b)(c)	1,000,000	998,687
		28,969,774
Total Short-Term Investments (Cost $37,220,161)		37,176,177
Total Investments – 99.5% (Cost $371,325,727)		356,808,846
Other Assets less Liabilities – 0.5%		1,963,229
NET ASSETS – 100.0%		$358,772,075
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(e)	Maturity date represents the prerefunded date.
(f)	Zero coupon bond.
(g)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2022.
(h)	Discount rate at the time of purchase.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	7-day current yield as of July 31, 2022 is disclosed.

Abbreviations:
AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
ETF	Exchange-Traded Fund
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
IBC	Insured Bond Certificates
IDA	Industrial Development Association
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
Municipal Issue Type (%)(a),(b)
Revenue Bonds	80.9
General Obligation Unlimited Bonds	9.7
General Obligation Limited Bonds	2.7
Certificates of Participation	1.8
Revenue Notes	1.0
Tax Allocation Bonds	0.3
General Obligation Unlimited Notes	0.3
Special Assessment Bonds	0.3
Special Tax Bonds	0.1
Total	97.1

(a)Percentages shown are based on Net Assets.
(b)Excludes Investment Companies, Short-Term Money Market Fund Investments and Other.
Sector Diversification (%)(a)
General	16.5
Medical	14.7
Transportation	11.6
General Obligation	9.5
Airport	8.1
Higher Education	6.6
Education	5.2
All other sectors less than 5%	27.8
Total	100.0

(a)Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$319,176,132	$—	$319,176,132
Investment Companies	456,537	—	—	456,537
Short-Term Investments	8,206,403	28,969,774	—	37,176,177
Total Investments	$8,662,940	$348,145,906	$—	$356,808,846

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 35.5%
Automobile – 8.4%
American Credit Acceptance Receivables Trust,
Series 2021-4, Class B, 0.86%, 2/13/26(a)	$81,000	$78,535
Series 2022-1, Class B, 1.68%, 9/14/26	189,000	181,955
Series 2021-4, Class C, 1.32%, 2/14/28	296,000	281,923
Series 2022-1, Class C, 2.12%, 3/13/28	389,000	368,096

AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A3, 0.76%, 8/18/26(a)	189,000	181,816
BMW Vehicle Lease Trust, Series 2022-1, Class A4, 1.23%, 5/27/25(a)	255,000	244,401
CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26(a)	519,000	501,431
Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.14%, 8/15/32	159,000	156,013
Drive Auto Receivables Trust,
Series 2021-3, Class B, 1.11%, 5/15/26	625,000	604,904
Series 2021-3, Class C, 1.47%, 1/15/27(a)	625,000	599,188
Series 2021-2, Class C, 0.87%, 10/15/27	417,000	400,397
DT Auto Owner Trust,
Series 2021-3A, Class B, 0.58%, 11/17/25(a)	170,000	163,740
Series 2021-4A, Class B, 1.02%, 5/15/26(a)	116,000	110,690
Series 2021-3A, Class C, 0.87%, 5/17/27	149,000	140,646
Series 2021-4A, Class C, 1.50%, 9/15/27	116,000	109,154
Series 2022-1A, Class C, 2.96%, 11/15/27(a)	162,000	156,285

Enterprise Fleet Financing LLC, Series 2021-3, Class A2, 0.77%, 8/20/27(a)	482,928	464,194
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	356,000	337,101
Flagship Credit Auto Trust,
Series 2021-4, Class B, 1.49%, 2/15/27	73,000	68,861
	Par	Value
Automobile (Continued)
Flagship Credit Auto Trust,
Series 2021-2, Class C, 1.27%, 6/15/27	$150,000	$140,930
Ford Credit Auto Lease Trust,
Series 2021-B, Class B, 0.66%, 1/15/25(a)	178,000	170,756
Series 2021-B, Class C, 0.90%, 5/15/26	176,000	168,555

Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, 6/15/26(a)	279,000	268,952
GM Financial Consumer Automobile Receivables Trust,
Series 2020-3, Class C, 1.37%, 1/16/26(a)	50,000	47,739
Series 2022-1, Class A3, 1.26%, 11/16/26(a)	244,000	235,121

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/25(a)	626,000	585,945
Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.88%, 1/21/26	379,000	362,938
Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A4, 1.32%, 12/15/25	300,000	288,949
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 5/15/26(a)	250,000	239,275
Prestige Auto Receivables Trust,
Series 2021-1A, Class B, 1.19%, 4/15/26	323,000	307,665
Series 2021-1A, Class C, 1.53%, 2/15/28	116,000	108,520

Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27	518,000	496,718
Santander Retail Auto Lease Trust,
Series 2022-A, Class A3, 1.34%, 7/21/25(a)	262,000	250,332
Series 2022-A, Class A4, 1.42%, 1/20/26(a)	157,000	148,591
Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	80,996

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Automobile (Continued)

Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 6/22/26(a)	$449,000	$431,989
Westlake Automobile Receivables Trust,
Series 2021-1A, Class C, 0.95%, 3/16/26(a)	272,000	261,505
Series 2021-2A, Class C, 0.89%, 7/15/26(a)	406,000	386,090
Series 2021-3A, Class B, 1.29%, 1/15/27(a)	599,000	575,053
Series 2021-3A, Class C, 1.58%, 1/15/27(a)	598,000	567,776
Series 2022-1A, Class C, 3.11%, 3/15/27(a)	448,000	433,697

World Omni Auto Receivables Trust, Series 2020-C, Class C, 1.39%, 5/17/27(a)	50,000	47,052
		11,754,474
Other – 26.9%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.93%, 12/20/30(a)(b)	891,000	888,370
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 4.63%, 3/01/32(a)(b)(c)	224,000	218,325
Series 2022-2A, Class C, 8.24%, 3/01/32(a)(b)	935,000	903,632

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M USD LIBOR + 7.60%, 7.60% Floor), 10.31%, 4/20/32(a)(c)	746,000	666,147
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M USD LIBOR + 1.95%, 1.95% Floor), 4.66%, 1/20/32(a)(c)	250,000	248,065
ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, (3M USD LIBOR + 1.40%, 1.40% Floor), 4.17%, 11/18/31(a)(c)	378,000	368,894
	Par	Value
Other (Continued)

Blackrock Mount Adams CLO IX L.P., Series 2021-9A, Class A1, (3M USD LIBOR + 1.37%, 1.37% Floor), 3.49%, 9/22/31(a)(c)	$259,000	$251,618
CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	145,010	138,392
Cerberus Loan Funding XXIX L.P., Series 2020-2A, Class A, (3M USD LIBOR + 1.90%, 1.90% Floor), 4.41%, 10/15/32(a)(c)	939,000	934,992
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class A1TR, (3M USD LIBOR + 1.53%, 1.53% Floor), 4.04%, 10/15/30(a)(c)	797,000	788,654
Cerberus Loan Funding XXVI L.P., Series 2019-1A, Class AR, (3M USD LIBOR + 1.50%, 1.50% Floor), 4.01%, 4/15/31(a)(c)	250,000	246,644
Cerberus Loan Funding XXVIII L.P.,
Series 2020-1A, Class A, (3M USD LIBOR + 1.85%, 1.85% Floor), 4.36%, 10/15/31(a)(c)	825,000	820,661
Series 2020-1A, Class D, (3M USD LIBOR + 5.30%, 5.30% Floor), 7.81%, 10/15/31(a)(c)	764,000	742,974

Cerberus Loan Funding XXXI L.P., Series 2021-1A, Class A, (3M USD LIBOR + 1.50%, 1.50% Floor), 4.01%, 4/15/32(a)(c)	389,000	385,309
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	879,280	878,442
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	385,337
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26(a)	381,000	370,181
Dell Equipment Finance Trust,
Series 2020-2, Class D, 1.92%, 3/23/26(a)	255,000	249,438
Series 2021-2, Class C, 0.94%, 12/22/26(a)	104,000	98,167

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.47%, 4/15/49(a)	$104,000	$90,586
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	241,458
Ellington CLO IV Ltd., Series 2019-4A, Class AR, (3M USD LIBOR + 1.58%, 1.58% Floor), 4.09%, 4/15/29(a)(c)	167,740	166,290
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	134,000	129,311
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	332,000	318,438
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	113,000	106,895
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	338,000	319,452

FCI Funding, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	78,620	76,679
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71%, 7/25/30(a)	389,628	382,372
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M USD LIBOR + 1.55%, 1.55% Floor), 4.06%, 10/15/33(a)(c)	954,000	922,950
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11A, Class A1T, (3M USD LIBOR + 1.30%), 3.81%, 4/15/31(a)(c)	373,000	368,308
Fortress Credit Opportunities XVII CLO Ltd., Series 2022-17A, Class A, (3M CME Term SOFR + 1.37%, 1.37% Floor), 3.70%, 1/15/30(a)(c)	461,043	452,816
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	769,000	738,557
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	476,000	459,772
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	$161,000	$153,222
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	382,000	358,458
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	738,282
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	852,857

Golub Capital Partners CLO 36m Ltd., Series 2018-36A, Class A, (3M USD LIBOR + 1.30%), 2.66%, 2/05/31(a)(c)	562,000	556,689
Golub Capital Partners CLO Ltd.,
Series 2018-38A, Class C, (3M USD LIBOR + 2.80%, 2.80% Floor), 5.51%, 7/20/30(a)(c)	507,000	487,256
Series 2019-42A, Class A2, (3M USD LIBOR + 2.00%, 2.00% Floor), 4.71%, 4/20/31(a)(c)	472,000	467,464

Gracie Point International Funding, Series 2021-1A, Class A, (1M USD LIBOR + 0.75%), 3.12%, 11/01/23(a)(c)	402,845	400,718
HPEFS Equipment Trust,
Series 2022-1A, Class A3, 1.38%, 5/21/29(a)	551,000	529,947
Series 2022-1A, Class B, 1.79%, 5/21/29(a)	226,000	216,154
Series 2022-1A, Class C, 1.96%, 5/21/29(a)	150,000	142,291

Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M USD LIBOR + 7.75%, 7.75% Floor), 10.51%, 4/22/33(a)(c)	970,000	799,472
Lake Shore MM CLO III LLC,
Series 2019-2A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 4.22%, 10/17/31(a)(c)	202,000	200,050
Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	100,000	91,164

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, (3M USD LIBOR + 1.18%, 1.18% Floor), 1.31%, 10/15/33(a)(c)	$125,667	$125,457
Legal Fee Funding LLC, Series 2006-1A, Class A, 8.00%, 7/20/36(a)	39,066	37,096
MCF CLO IX Ltd., Series 2019-1A, Class A1R, (3M CME Term SOFR + 1.50%, 1.50% Floor), 3.98%, 7/17/31(a)(c)	971,000	950,621
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(b)	403,000	379,307
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	221,000	208,030

NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53(a)	930,000	886,617
Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.58%, 2/15/33(a)	72,568	71,658
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	143,000	133,880
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	213,368
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	743,208

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M USD LIBOR + 1.80%), 4.51%, 4/20/32(a)(c)	400,000	396,738
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M USD LIBOR + 1.45%, 1.45% Floor), 3.55%, 6/21/32(a)(c)	915,000	906,949
Owl Rock Technology Financing LLC, Series 2020-1A, Class A, (3M USD LIBOR + 2.95%, 2.95% Floor), 3.08%, 1/15/31(a)(c)	788,000	771,948
Parliament CLO II Ltd., Series 2021-2A, Class A, (3M USD LIBOR + 1.35%, 1.35% Floor), 1.83%, 8/20/32(a)(c)	334,000	328,412
	Par	Value
Other (Continued)

Parliament Funding II Ltd., Series 2020-1A, Class AR, (3M USD LIBOR + 1.25%, 1.25% Floor), 3.96%, 10/20/31(a)(c)	$349,000	$347,304
Pawneee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27(a)	176,572	169,893
PFS Financing Corp.,
Series 2020-E, Class B, 1.57%, 10/15/25(a)	747,000	718,360
Series 2020-G, Class A, 0.97%, 2/15/26(a)	531,000	505,168
Series 2020-G, Class B, 1.57%, 2/15/26(a)	100,000	95,272
Series 2021-A, Class A, 0.71%, 4/15/26(a)	367,000	345,798
Series 2021-A, Class B, 0.96%, 4/15/26(a)	100,000	93,902
Series 2021-B, Class A, 0.77%, 8/15/26(a)	317,000	294,948
Series 2021-B, Class B, 1.09%, 8/15/26(a)	101,000	94,059
Series 2022-A, Class A, 2.47%, 2/15/27(a)	899,000	865,487
PRET LLC,
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(d)	270,932	253,774
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(d)	858,335	817,172
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.35% on 7/27/24), 1.99%, 6/27/60(a)(d)	378,830	356,468
Series 2021-NPL4, Class A1, (Step to 3.04% on 11/27/24), 2.36%, 10/27/60(a)(d)	728,259	686,530

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	361,895	333,000
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)	259,622	254,421
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	86,650	85,647

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	$140,000	$127,894
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 1/25/24), 2.29%, 12/26/50(a)(d)	65,183	62,747
Series 2021-NPL2, Class A1, (Step to 5.12% on 3/26/24), 2.12%, 3/27/51(a)(d)	263,289	251,037
VCP CLO II Ltd.,
Series 2021-2A, Class E, (3M USD LIBOR + 8.41%), 10.92%, 4/15/31(a)(b)(c)	1,119,000	1,098,204
Series 2021-2A, Class A1, (3M USD LIBOR + 1.67%), 4.18%, 4/15/31(a)(b)(c)	817,000	809,809
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)(b)	345,627	327,699
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	308,994	289,064

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(d)	261,402	245,718
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(d)	335,076	319,491
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(d)	332,552	316,208
Woodmont Trust,
Series 2019-6A, Class A1R, (3M USD LIBOR + 1.48%, 1.48% Floor), 3.99%, 7/15/31(a)(c)	526,000	523,147
Series 2019-6A, Class A1R2, (3M USD LIBOR + 1.48%, 1.48% Floor), 3.99%, 7/15/31(a)(c)	250,000	248,644

Zais CLO 7 Ltd., Series 2017-2A, Class A, (3M USD LIBOR + 1.29%), 3.80%, 4/15/30(a)(c)	302,193	298,293
		37,740,597
	Par	Value
Whole Loan – 0.2%
RCO VII Mortgage LLC, Series 2021-2, Class A1, (Step to 5.12% on 10/25/24), 2.12%, 9/25/26(a)(d)	$283,048	$269,877
Total Asset-Backed Securities (Cost $51,680,907)		49,764,948

	Number of Shares
Common Stocks – 0.7%
Real Estate – 0.2%
Copper Property CTL Pass Through Trust(e)*	25,536	325,584
Retail – 0.0%(f)
J.C. Penney Earnout(e)*	3,405	18,728
Telecommunications – 0.1%
Windstream Corp.(e)*	3,347	50,205
Transportation – 0.4%
PHI Group, Inc.	44,387	597,893
Total Common Stocks (Cost $894,480)		992,410

	Par
Corporate Bonds – 2.5%
Coal – 0.3%
Natural Resource Partners L.P./NRP Finance Corp., 9.12%, 6/30/25(a)	391,000	398,875
Diversified Financial Services – 0.9%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	699,207
OWL Rock Core Income Corp., 4.70%, 2/08/27(a)	660,000	608,716
		1,307,923
Food Service – 0.1%
Aramark Services, Inc., 6.38%, 5/01/25(a)	159,000	159,292
Housewares – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	315,000	295,596
Investment Management Companies – 0.4%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	495,787

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(a)	$164,000	$175,675
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(g)	381,000	327,660
Frontier Communications Holdings LLC,
5.87%, 10/15/27(a)	137,000	134,964
6.00%, 1/15/30(a)(g)	214,000	179,775
		642,399
Total Corporate Bonds (Cost $3,668,822)		3,475,547

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	510,420
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(a)	175,000	146,038
Total Foreign Issuer Bonds (Cost $609,074)		656,458

Mortgage-Backed Securities – 3.3%
Commercial Mortgage-Backed Securities – 1.1%
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M USD LIBOR + 2.00%, 2.00% Floor), 4.00%, 9/15/36(a)(c)	242,000	228,619
Series 2021-VOLT, Class F, (1M USD LIBOR + 2.40%, 2.40% Floor), 4.40%, 9/15/36(a)(c)	370,000	348,389

Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M USD LIBOR + 1.65%, 1.65% Floor), 3.65%, 5/15/38(a)(c)	616,000	591,212
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

LoanCore Issuer Ltd., Series 2021-CRE4, Class A, (30D Average SOFR + 0.91%, 0.80% Floor), 2.33%, 7/15/35(a)(c)	$131,420	$128,526
VMC Finance LLC, Series 2021-HT1, Class A, (1M USD LIBOR + 1.65%, 1.65% Floor), 3.80%, 1/18/37(a)(c)	227,131	219,398
		1,516,144
Federal Home Loan Mortgage Corporation – 0.1%
Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	190,896	189,806
Federal National Mortgage Association – 0.2%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(h)	78,685	73,020
Real Estate Mortgage Investment Conduits,
Series 2014-3, Class AM, 2.50%, 1/25/32	53,790	53,547
Series 2012-144, Class PD, 3.50%, 4/25/42	110,872	111,796
		238,363
Government National Mortgage Association – 0.4%
Series 2012-150, Class IO, 0.49%, 11/16/52(i)	1,238,293	16,273
Series 2015-108, Class IO, 0.32%, 10/16/56(i)	45,189	1,507
Series 2015-7, Class IO, 0.51%, 1/16/57(i)	1,901,448	49,205
Series 2020-42, Class IO, 0.94%, 3/16/62(i)	1,456,431	97,690
Series 2020-43, Class IO, 1.26%, 11/16/61(i)	982,459	75,173
Series 2020-71, Class IO, 1.09%, 1/16/62(i)	1,278,281	92,384
Series 2020-75, Class IO, 0.87%, 2/16/62(i)	2,315,617	148,010
		480,242
Whole Loan – 1.5%
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	135,472	129,865

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
CFMT LLC,
Series 2021-HB5, Class A, 0.80%, 2/25/31(a)(i)	$275,405	$269,719
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	158,026	154,519
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	192,000	182,672
PRPM LLC,
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(i)	262,749	250,388
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(d)	396,172	372,835
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(d)	384,497	361,602
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(d)	467,924	439,884
		2,161,484
Total Mortgage-Backed Securities (Cost $5,472,535)		4,586,039

Term Loans – 3.9%(c)
Advertising – 0.3%
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 5.62%, 9/27/24	484,144	474,916
Commercial Services – 0.6%
Cimpress PLC, Tranche B-1 Term Loan, (1M USD LIBOR + 3.50%, 0.50% Floor), 5.87%, 5/17/28	269,280	246,391
MediaCo Holding, Inc., Term Loan, (1M USD LIBOR + 7.50%, 1.00% Floor), 0.05%, 11/25/24(e)	682,255	634,497
		880,888
Environmental Control – 0.2%
Packers Holdings LLC, Initial Term Loan, (1M USD LIBOR + 3.25%, 0.75% Floor), 5.12%, 3/09/28	329,918	309,381
	Par	Value
Healthcare - Services – 0.7%
GHX Ultimate Parent Corp., Initial Term Loan, (3M USD LIBOR + 3.25%, 1.00% Floor), 6.13%, 6/28/24	$492,171	$473,921
Heartland Dental LLC, 2021 Incremental Term Loan, (1M USD LIBOR + 4.00%), 6.26%, 4/30/25	494,065	467,242
		941,163
Insurance – 0.4%
Asurion LLC, New B-7 Term Loan, (1M USD LIBOR + 3.00%), 5.37%, 11/03/24	644,923	621,274
Pharmaceuticals – 0.2%
PetVet Care Centers LLC, 2021 First Lien Replacement Term Loan, (1M USD LIBOR + 3.50%, 0.75% Floor), 5.87%, 2/14/25	321,873	308,396
Retail – 0.0%(f)
J.C. Penney Corp., Inc., Term Loan, (j)	233,386	23
Software – 0.7%
Applied Systems, Inc., Closing Date Term Loan, (3M USD LIBOR + 3.00%, 0.50% Floor), 5.25%, 9/19/24	315,659	309,503
Azalea TopCo, Inc., Initial Term Loan, (1M USD LIBOR + 3.50%), 5.87%, 7/24/26	329,641	308,627
Polaris Newco LLC, Dollar Term Loan, (1M USD LIBOR + 4.00%, 0.50% FLOOR), 6.37%, 6/02/28	327,525	310,556
		928,686
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (3M USD LIBOR + 3.75%, 0.75% Floor), 6.06%, 5/01/28	365,375	347,746
Windstream Services II LLC, Initial Term Loan, (1M USD LIBOR + 6.25%, 1.00% Floor), 8.62%, 9/21/27	309,620	290,656
		638,402

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Transportation – 0.3%
Hanjin International Corp., Loan,
(3M USD LIBOR + 5.00%, 0.50% Floor), 7.16%, 12/23/22	$424,000	$407,040
12/23/22(k)	3,000	2,880
		409,920
Total Term Loans (Cost $5,749,265)		5,513,049

	Number of Shares
Warrants – 0.0%(f)
Telecommunications – 0.0%(f)
Windstream Services LLC (e)*	318	4,770
Total Warrants (Cost $146,140)		4,770

Investment Companies – 47.4%
Schwab Intermediate-Term U.S. Treasury ETF	296,270	15,560,100
Schwab Short-Term U.S. Treasury ETF	480,458	23,720,212
VanEck Investment Grade Floating Rate ETF	113,540	2,810,115
Vanguard Intermediate-Term Corporate Bond ETF	17,581	1,458,520
Vanguard Short-Term Corporate Bond ETF(g)	175,888	13,611,972
	Number of Shares	Value

Vanguard Short-Term Inflation-Protected Securities ETF	186,006	$9,363,542
Total Investment Companies (Cost $69,578,050)		66,524,461

	Par/Number of Shares
Short-Term Investments – 12.6%
Money Market Funds – 12.4%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(l)(m)	9,897,756	9,897,756
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(l)	7,514,485	7,514,485
		17,412,241
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill, 1.18%, 8/04/22(n)	$239,000	238,962
Total Short-Term Investments (Cost $17,651,206)		17,651,203
Total Investments – 106.4% (Cost $155,450,479)		149,168,885
Liabilities less Other Assets – (6.4)%		(8,997,543)
NET ASSETS – 100.0%		$140,171,342

Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(b)	Restricted security that has been deemed illiquid. At July 31, 2022, the value of these restricted illiquid securities amounted to $5,122,440 or 3.65% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.93%, 12/20/30	12/16/20	$ 891,000
ABPCI Direct Lending Fund ABS II LLC, 4.63%, 3/1/32	2/15/22	224,000
ABPCI Direct Lending Fund ABS II LLC, 8.24%, 3/1/32	2/15/22	935,000
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	402,757
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	221,000
VCP CLO II Ltd., 10.92%, 4/15/31	2/5/21	1,085,430
VCP CLO II Ltd., 4.18%, 4/15/31	3/7/22	813,426
VCP RRL ABS I Ltd., 2.15%, 10/20/31	7/28/21	345,627
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	308,994

(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(d)	Step coupon bond. Rate as of July 31, 2022 is disclosed.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Amount rounds to less than 0.05%.
(g)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $9,838,209.
(h)	Zero coupon bond.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2022 is disclosed.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	Position is unsettled. Contract rate was not determined at July 31, 2022 and does not take effect until settlement date.
(l)	7-day current yield as of July 31, 2022 is disclosed.
(m)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $9,897,756 and total non-cash collateral has a value of $128,824.
(n)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
3M	3 Month
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	84.2
Cayman Islands	8.9
All other countries less than 5%	6.9
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	47.4
Asset-Backed Securities	35.5
Short-Term Investments	12.6
All other sectors less than 5%	4.5
Total	100.0
(a)Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$49,764,948	$—	$49,764,948
Common Stocks	597,893	—	394,517	992,410
Corporate Bonds	—	3,475,547	—	3,475,547
Foreign Issuer Bonds	—	656,458	—	656,458
Mortgage-Backed Securities	—	4,586,039	—	4,586,039
Term Loans	—	4,878,552	634,497	5,513,049
Warrants	—	—	4,770	4,770
Investment Companies	66,524,461	—	—	66,524,461
Short-Term Investments	17,412,241	238,962	—	17,651,203
Total Investments	$84,534,595	$63,600,506	$1,033,784	$149,168,885

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
AIG CLO LLC, Series 2021-2A, Class E, (3M USD LIBOR + 6.50%, 6.50% Floor), 9.21%, 7/20/34(b)(c)	$250,000	$211,616
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M USD LIBOR + 6.61%, 6.61% Floor), 9.12%, 7/15/34(b)(c)	250,000	218,296
		429,912
Total Asset-Backed Securities (Cost $497,620)		429,912

	Number of Shares
Common Stocks – 0.8%
Aerospace/Defense – 0.0%(d)
L3Harris Technologies, Inc.	17	4,079
Lockheed Martin Corp.	69	28,553
		32,632
Auto Manufacturers – 0.0%(d)
Cummins, Inc.	85	18,811
Banks – 0.0%(d)
Morgan Stanley	254	21,412
Beverages – 0.0%(d)
Coca-Cola (The) Co.	429	27,529
Computers – 0.0%(d)
Accenture PLC, Class A	72	22,051
Apple, Inc.	161	26,164
		48,215
Cosmetics/Personal Care – 0.0%(d)
Procter & Gamble (The) Co.	201	27,921
Diversified Financial Services – 0.0%(d)
BlackRock, Inc.	43	28,775
Electric – 0.1%
Duke Energy Corp.	205	22,536
NextEra Energy, Inc.	362	30,585
		53,121
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd.*	1,932	870
	Number of Shares	Value
Healthcare - Products – 0.0%(d)
Abbott Laboratories	158	$17,197
Thermo Fisher Scientific, Inc.	21	12,566
		29,763
Healthcare - Services – 0.0%(d)
Elevance Health, Inc.	36	17,176
UnitedHealth Group, Inc.	26	14,101
		31,277
Machinery - Diversified – 0.0%(d)
Deere & Co.	56	19,218
Media – 0.1%
Altice USA, Inc., Class A*	16,055	168,738
Comcast Corp., Class A	739	27,727
		196,465
Mining – 0.0%(d)
Newmont Corp.	344	15,576
Oil & Gas – 0.0%(d)
Battalion Oil Corp.*	363	3,844
Pioneer Natural Resources Co.	98	23,221
		27,065
Pharmaceuticals – 0.1%
AbbVie, Inc.	223	32,003
Bristol-Myers Squibb Co.	298	21,986
Johnson & Johnson	202	35,253
Merck & Co., Inc.	443	39,578
		128,820
Pipelines – 0.0%(d)
Williams (The) Cos., Inc.	584	19,909
Real Estate Investment Trusts – 0.0%(d)
American Tower Corp.	104	28,166
Retail – 0.1%
Home Depot (The), Inc.	58	17,455
Starbucks Corp.	328	27,808
Walmart, Inc.	208	27,466
		72,729
Semiconductors – 0.1%
Broadcom, Inc.	28	14,994
Microchip Technology, Inc.	265	18,248
QUALCOMM, Inc.	118	17,117
		50,359

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Software – 0.0%(d)
Clarivate PLC*	78	$1,130
Microsoft Corp.	101	28,355
		29,485
Telecommunications – 0.2%
Cisco Systems, Inc.	486	22,050
T-Mobile U.S., Inc.*	2,100	300,426
		322,476
Transportation – 0.1%
Union Pacific Corp.	109	24,776
United Parcel Service, Inc., Class B	122	23,776
		48,552
Total Common Stocks (Cost $1,359,448)		1,279,146

	Par(a)
Convertible Bonds – 1.3%
Airlines – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	$180,000	227,610
Biotechnology – 0.3%
BioMarin Pharmaceutical, Inc.,
0.60%, 8/01/24	140,000	139,930

1.25%, 5/15/27	335,000	336,471

Livongo Health, Inc., 0.87%, 6/01/25	100,000	85,947
		562,348
Entertainment – 0.0%(d)
Penn National Gaming, Inc., 2.75%, 5/15/26	25,000	41,228
Healthcare - Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	385,000	286,327
Internet – 0.1%
Uber Technologies, Inc., 0.00%, 12/15/25(e)	205,000	170,235
Zillow Group, Inc., 1.38%, 9/01/26	25,000	26,562
		196,797
Leisure Time – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27(b)	170,000	115,685
	Par(a)	Value
Media – 0.4%
DISH Network Corp.,
0.00%, 12/15/25(e)	$105,000	$74,330

3.37%, 8/15/26	950,000	675,967
		750,297
Software – 0.1%
Bilibili, Inc., 0.50%, 12/01/26(b)	90,000	62,685
RingCentral, Inc., 0.00%, 3/15/26(e)	55,000	41,525
		104,210
Total Convertible Bonds (Cost $2,783,388)		2,284,502

	Number of Shares
Convertible Preferred Stocks – 0.2%
Software – 0.0%(d)
Clarivate PLC	1,455	86,747
Telecommunications – 0.2%
2020 Cash Mandatory Exchangeable Trust(b)(f)*	250	299,710
Total Convertible Preferred Stocks (Cost $447,744)		386,457

	Par(a)
Corporate Bonds – 39.3%
Advertising – 0.0%(d)
CMG Media Corp., 8.88%, 12/15/27(b)	45,000	36,010
Aerospace/Defense – 0.7%
Boeing (The) Co.,
4.88%, 5/01/25	71,000	72,055
3.25%, 2/01/28	117,000	108,767
5.71%, 5/01/40	132,000	131,349
3.85%, 11/01/48	23,000	16,951
5.81%, 5/01/50	49,000	48,678
5.93%, 5/01/60	23,000	22,768

Moog, Inc., 4.25%, 12/15/27(b)	15,000	13,997
Raytheon Technologies Corp.,
3.20%, 3/15/24	52,000	51,896
4.45%, 11/16/38	19,000	18,752
4.50%, 6/01/42	67,000	67,004
4.80%, 12/15/43	7,000	7,125
4.35%, 4/15/47	48,000	46,428

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Aerospace/Defense (Continued)

Spirit AeroSystems, Inc., 4.60%, 6/15/28	$195,000	$162,970
Teledyne Technologies, Inc., 1.60%, 4/01/26	59,000	53,598
TransDigm, Inc.,
6.25%, 3/15/26(b)	240,000	241,155
5.50%, 11/15/27	185,000	174,638
		1,238,131
Agriculture – 0.2%
Altria Group, Inc.,
4.80%, 2/14/29	14,000	13,911
3.40%, 5/06/30	66,000	57,760
2.45%, 2/04/32	81,000	63,806
3.70%, 2/04/51	52,000	34,602
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	30,174
1.70%, 2/02/31(b)	17,000	14,405
3.12%, 5/25/51(b)	22,000	17,720

Darling Ingredients, Inc., 6.00%, 6/15/30(b)	15,000	15,513
		247,891
Airlines – 0.9%
Alaska Airlines Pass Through Trust, Series 2020-1, Class A, 4.80%, 8/15/27(b)	9,707	9,589
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	10,737	10,025
Series 2015-2, Class A, 4.00%, 9/22/27	43,663	38,862
Series 2016-1, Class A, 4.10%, 1/15/28	3,572	2,894
Series 2016-2, Class AA, 3.20%, 6/15/28	8,904	8,094
Series 2016-2, Class A, 3.65%, 6/15/28	16,324	12,761
Series 2016-3, Class AA, 3.00%, 10/15/28	1,494	1,355
Series 2017-1, Class A, 4.00%, 2/15/29	107,565	95,396
Series 2017-2, Class AA, 3.35%, 10/15/29	78,351	72,173

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	540,000	517,050
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	44,949	43,145
	Par(a)	Value
Airlines (Continued)

Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/28	$40,964	$35,291
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	60,000	59,250
4.75%, 10/20/28(b)	71,000	69,346

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	64,000	64,639
U.S. Airways Pass Through Trust,
Series 2012-1, Class A, 5.90%, 10/01/24	47,629	47,066
Series 2012-2, Class A, 4.62%, 6/03/25	64,476	59,334
Series 2013-1, Class A, 3.95%, 11/15/25	58,103	52,801
United Airlines Pass Through Trust,
Series 2012-1, Class A, 4.15%, 4/11/24	63,502	62,233
Series 2013-1, Class A, 4.30%, 8/15/25	10,049	9,790
Series 2014-2, Class A, 3.75%, 9/03/26	18,425	17,235
Series 2020-1, Class A, 5.88%, 10/15/27	129,341	130,403
Series 2016-2, Class A, 3.10%, 10/07/28	38,106	32,468
Series 2018-1, Class A, 3.70%, 3/01/30	8,339	7,387
Series 2019-1, Class A, 4.55%, 8/25/31	3,189	2,769
		1,461,356
Auto Manufacturers – 1.1%
Ford Motor Co.,
9.00%, 4/22/25	445,000	492,976
3.25%, 2/12/32	285,000	237,975
4.75%, 1/15/43	75,000	61,781

Ford Motor Credit Co. LLC, 2.30%, 2/10/25	475,000	445,181
General Motors Co.,
5.40%, 10/15/29	20,000	19,992
5.60%, 10/15/32	69,000	68,897
General Motors Financial Co., Inc.,
5.00%, 4/09/27	91,000	91,164
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(g)(h)	220,000	197,144

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Auto Manufacturers (Continued)
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(g)(h)	$100,000	$91,659

Harley-Davidson Financial Services, Inc., 3.05%, 2/14/27(b)	141,000	128,877
Toyota Motor Credit Corp., 4.45%, 6/29/29	60,000	62,478
		1,898,124
Auto Parts & Equipment – 0.2%
Dana, Inc., 4.25%, 9/01/30	35,000	29,134
Goodyear Tire & Rubber (The) Co.,
4.88%, 3/15/27	180,000	171,182
5.00%, 7/15/29	5,000	4,560

Meritor, Inc., 4.50%, 12/15/28(b)	45,000	44,662
Tenneco, Inc., 7.87%, 1/15/29(b)	45,000	44,638
Wheel Pros, Inc., 6.50%, 5/15/29(b)	55,000	39,892
		334,068
Banks – 4.3%
Bank of America Corp.,
(SOFR + 0.69%), 0.98%, 4/22/25(h)	68,000	64,490
(SOFR + 0.91%), 0.98%, 9/25/25(h)	45,000	41,980
(3M USD LIBOR + 0.64%), 2.02%, 2/13/26(h)	178,000	168,510
4.25%, 10/22/26	79,000	79,512
(SOFR + 0.91%), 1.66%, 3/11/27(h)	130,000	118,810
(5Y US Treasury CMT + 3.23%), 6.12%, 4/27/27(g)(h)	43,000	43,215
(3M USD LIBOR + 1.51%), 3.71%, 4/24/28(h)	76,000	74,023
(3M USD LIBOR + 1.04%), 3.42%, 12/20/28(h)	41,000	39,229
(SOFR + 1.06%), 2.09%, 6/14/29(h)	16,000	14,132
(3M USD LIBOR + 1.31%), 4.27%, 7/23/29(h)	103,000	102,407
(3M USD LIBOR + 1.18%), 3.19%, 7/23/30(h)	85,000	78,324
(SOFR + 2.15%), 2.59%, 4/29/31(h)	60,000	52,461
(SOFR + 1.53%), 1.90%, 7/23/31(h)	208,000	171,976
(SOFR + 1.32%), 2.69%, 4/22/32(h)	176,000	153,114
	Par(a)	Value
Banks (Continued)
Bank of America Corp.,
(SOFR + 1.22%), 2.30%, 7/21/32(h)	$78,000	$65,492
(SOFR + 1.33%), 2.97%, 2/04/33(h)	149,000	131,995
(SOFR + 1.83%), 4.57%, 4/27/33(h)	133,000	133,901
(SOFR + 2.16%), 5.02%, 7/22/33(h)	68,000	70,911
6.11%, 1/29/37	100,000	112,464
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(h)	132,000	119,337
(3M USD LIBOR + 1.32%), 4.08%, 4/23/40(h)	64,000	58,265
(SOFR + 1.93%), 2.68%, 6/19/41(h)	14,000	10,582
(3M USD LIBOR + 3.15%), 4.08%, 3/20/51(h)	41,000	37,204
Bank of New York Mellon (The) Corp.,
(SOFR + 1.76%), 4.60%, 7/26/30(h)	27,000	27,861
(SOFR + 1.42%), 4.29%, 6/13/33(h)	90,000	92,081
Citigroup, Inc.,
(SOFR + 0.69%), 0.78%, 10/30/24(h)	23,000	22,064
4.45%, 9/29/27	86,000	86,188
(SOFR + 1.28%), 3.07%, 2/24/28(h)	34,000	32,287
(SOFR + 1.89%), 4.66%, 5/24/28(h)	40,000	40,533
(SOFR + 3.91%), 4.41%, 3/31/31(h)	41,000	40,578

Freedom Mortgage Corp., 7.62%, 5/01/26(b)	110,000	90,345
Goldman Sachs Capital I, 6.34%, 2/15/34	82,000	89,729
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	37,795
(3M USD LIBOR + 1.75%), 4.54%, 10/28/27(c)	43,000	42,701
(SOFR + 1.25%), 2.38%, 7/21/32(h)	8,000	6,749
6.45%, 5/01/36	33,000	37,400
6.75%, 10/01/37	114,000	133,253
6.25%, 2/01/41	8,000	9,289

Huntington Bancshares, Inc., (SOFR + 2.05%), 5.02%, 5/17/33(h)	56,000	57,109
JPMorgan Chase & Co.,
(SOFR + 0.98%), 3.84%, 6/14/25(h)	52,000	51,853

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banks (Continued)
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(h)	$327,000	$307,571
(SOFR + 1.16%), 2.30%, 10/15/25(h)	299,000	286,846
(SOFR + 0.92%), 2.59%, 2/24/26(h)	72,000	69,138
(3M USD LIBOR + 1.25%), 3.96%, 1/29/27(h)	58,000	57,358
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(h)	179,000	160,905
(SOFR + 0.77%), 1.47%, 9/22/27(h)	158,000	141,261
(SOFR + 1.17%), 2.95%, 2/24/28(h)	106,000	100,230
(SOFR + 1.89%), 2.18%, 6/01/28(h)	42,000	38,289
(SOFR + 1.02%), 2.07%, 6/01/29(h)	39,000	34,454
(3M USD LIBOR + 1.33%), 4.45%, 12/05/29(h)	126,000	126,010
(SOFR + 1.75%), 4.57%, 6/14/30(h)	190,000	191,047
(SOFR + 1.07%), 1.95%, 2/04/32(h)	155,000	128,777
(SOFR + 1.18%), 2.55%, 11/08/32(h)	33,000	28,362
(SOFR + 2.08%), 4.91%, 7/25/33(h)	94,000	98,014
(SOFR + 2.46%), 3.11%, 4/22/41(h)	61,000	49,493
(SOFR + 1.51%), 2.52%, 11/19/41(h)	14,000	10,375
(SOFR + 1.46%), 3.16%, 4/22/42(h)	59,000	48,140
(3M USD LIBOR + 1.38%), 3.96%, 11/15/48(h)	36,000	32,232
(SOFR + 2.44%), 3.11%, 4/22/51(h)	73,000	55,764
Morgan Stanley,
(SOFR + 0.62%), 0.73%, 4/05/24(h)	80,000	78,240
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(h)	107,000	106,804
(SOFR + 0.51%), 0.79%, 1/22/25(h)	75,000	71,304
(SOFR + 1.15%), 2.72%, 7/22/25(h)	84,000	81,774
(SOFR + 0.94%), 2.63%, 2/18/26(h)	104,000	100,188
(SOFR + 1.99%), 2.19%, 4/28/26(h)	132,000	125,696
(SOFR + 0.72%), 0.99%, 12/10/26(h)	63,000	56,551
	Par(a)	Value
Banks (Continued)
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(h)	$74,000	$67,395
(SOFR + 0.86%), 1.51%, 7/20/27(h)	274,000	247,431
(SOFR + 1.00%), 2.47%, 1/21/28(h)	29,000	27,009
(SOFR + 1.61%), 4.21%, 4/20/28(h)	22,000	22,004
(SOFR + 3.12%), 3.62%, 4/01/31(h)	277,000	263,775
(SOFR + 1.02%), 1.93%, 4/28/32(h)	77,000	63,413
(SOFR + 1.18%), 2.24%, 7/21/32(h)	144,000	121,469
(SOFR + 1.20%), 2.51%, 10/20/32(h)	57,000	48,906
(SOFR + 2.08%), 4.89%, 7/20/33(h)	34,000	35,358
(SOFR + 2.62%), 5.30%, 4/20/37(h)	389,000	391,866

State Street Corp., (SOFR + 1.00%), 2.62%, 2/07/33(h)	267,000	235,086
Truist Financial Corp.,
(3M USD LIBOR + 0.65%), 2.48%, 3/15/28(c)	106,000	97,098
(10Y US Treasury CMT + 4.35%), 5.10%, 3/01/30(g)(h)	10,000	9,565
Wells Fargo & Co.,
(SOFR + 2.10%), 4.90%, 7/25/33(h)	77,000	79,818
(SOFR + 2.53%), 3.07%, 4/30/41(h)	33,000	26,744
(SOFR + 4.50%), 5.01%, 4/04/51(h)	48,000	49,810
(SOFR + 2.13%), 4.61%, 4/25/53(h)	150,000	146,860
		7,358,579
Beverages – 0.1%
Keurig Dr Pepper, Inc.,
4.05%, 4/15/32	53,000	52,289
4.50%, 4/15/52	70,000	65,545
PepsiCo, Inc.,
3.90%, 7/18/32	41,000	42,391
4.20%, 7/18/52	34,000	35,329
		195,554
Biotechnology – 0.3%
Amgen, Inc.,
2.20%, 2/21/27	59,000	55,975
2.45%, 2/21/30	36,000	32,750
2.30%, 2/25/31	22,000	19,500
3.15%, 2/21/40	96,000	80,837

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Biotechnology (Continued)
Amgen, Inc.,
4.20%, 2/22/52	$27,000	$25,152

Gilead Sciences, Inc., 3.50%, 2/01/25	107,000	107,415
Royalty Pharma PLC,
1.20%, 9/02/25	74,000	68,002
1.75%, 9/02/27	181,000	160,538
3.55%, 9/02/50	26,000	19,187
		569,356
Building Materials – 0.3%
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	45,000	41,676
4.25%, 2/01/32(b)	60,000	51,346

Cornerstone Building Brands, Inc., 6.12%, 1/15/29(b)	100,000	67,000
CP Atlas Buyer, Inc., 7.00%, 12/01/28(b)	55,000	43,313
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	24,000	19,256
JELD-WEN, Inc., 4.63%, 12/15/25(b)	45,000	41,513
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	75,000	63,470
Patrick Industries, Inc., 4.75%, 5/01/29(b)	90,000	70,037
Standard Industries, Inc., 4.38%, 7/15/30(b)	65,000	56,776
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(b)	40,000	37,657
Victors Merger Corp., 6.37%, 5/15/29(b)	105,000	58,892
		550,936
Chemicals – 0.5%
Albemarle Corp.,
5.05%, 6/01/32	19,000	19,046
5.65%, 6/01/52	21,000	21,117

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	100,000	83,956
Celanese U.S. Holdings LLC,
6.16%, 7/15/27	230,000	233,599
6.33%, 7/15/29	35,000	36,026

Chemours (The) Co., 5.37%, 5/15/27	60,000	57,300
Dow Chemical (The) Co.,
2.10%, 11/15/30	57,000	48,732
4.38%, 11/15/42	71,000	65,260
	Par(a)	Value
Chemicals (Continued)
Dow Chemical (The) Co.,
5.55%, 11/30/48	$64,000	$67,333

International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	18,000	13,765
Mosaic (The) Co.,
5.45%, 11/15/33	122,000	128,996
4.88%, 11/15/41	19,000	17,767
5.62%, 11/15/43	15,000	15,522

RPM International, Inc., 2.95%, 1/15/32	86,000	72,883
		881,302
Coal – 0.0%(d)
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	35,000	29,696
Commercial Services – 0.7%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	225,000	202,500
Deluxe Corp., 8.00%, 6/01/29(b)	80,000	69,834
Global Payments, Inc., 4.45%, 6/01/28	131,000	128,139
Moody's Corp.,
3.75%, 3/24/25	50,000	50,270
3.75%, 2/25/52	45,000	39,250
Nielsen Finance LLC/Nielsen Finance Co.,
5.62%, 10/01/28(b)	135,000	132,300
5.87%, 10/01/30(b)	50,000	49,062
PayPal Holdings, Inc.,
4.40%, 6/01/32	62,000	64,305
3.25%, 6/01/50	84,000	66,514
5.05%, 6/01/52	32,000	33,295
5.25%, 6/01/62	38,000	39,744
Quanta Services, Inc.,
0.95%, 10/01/24	40,000	37,209
2.35%, 1/15/32	41,000	33,101
S&P Global, Inc.,
2.45%, 3/01/27(b)	68,000	65,048
2.70%, 3/01/29(b)	34,000	31,978
1.25%, 8/15/30	32,000	26,417
2.90%, 3/01/32(b)	126,000	116,836
3.70%, 3/01/52(b)	70,000	63,340
		1,249,142
Computers – 0.7%
Apple, Inc.,
4.50%, 2/23/36	24,000	26,331
3.85%, 5/04/43	65,000	63,062
4.38%, 5/13/45	25,000	26,136
4.65%, 2/23/46	17,000	18,380

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Computers (Continued)
Apple, Inc.,
4.25%, 2/09/47	$137,000	$140,324
2.70%, 8/05/51	62,000	48,679
2.85%, 8/05/61	91,000	70,588

Fortinet, Inc., 1.00%, 3/15/26	101,000	90,557
HP, Inc., 4.20%, 4/15/32	13,000	11,977
International Business Machines Corp.,
4.15%, 7/27/27	51,000	52,170
3.50%, 5/15/29	246,000	239,591
4.40%, 7/27/32	51,000	52,339
4.90%, 7/27/52	52,000	52,410
Kyndryl Holdings, Inc.,
2.05%, 10/15/26(b)	21,000	17,737
2.70%, 10/15/28(b)	106,000	85,100
3.15%, 10/15/31(b)	61,000	45,605
NCR Corp.,
5.75%, 9/01/27(b)	90,000	88,031
5.00%, 10/01/28(b)	50,000	47,561
Presidio Holdings, Inc.,
4.87%, 2/01/27(b)	25,000	24,072
8.25%, 2/01/28(b)	25,000	23,557
Seagate HDD Cayman,
4.87%, 6/01/27	25,000	24,837
3.38%, 7/15/31	5,000	4,018
		1,253,062
Cosmetics/Personal Care – 0.1%
Coty, Inc., 5.00%, 4/15/26(b)	60,000	58,926
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 1/15/29(b)	130,000	118,002
		176,928
Distribution/Wholesale – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	80,000	68,183
WW Grainger, Inc., 3.75%, 5/15/46	54,000	47,935
		116,118
Diversified Financial Services – 1.9%
Aircastle Ltd., (5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(g)(h)	45,000	35,876
American Express Co.,
4.05%, 5/03/29	38,000	38,369
(SOFR + 1.76%), 8/03/33(h)(i)	109,000	110,630
	Par(a)	Value
Diversified Financial Services (Continued)
Aviation Capital Group LLC,
4.37%, 1/30/24(b)	$43,000	$42,264
1.95%, 9/20/26(b)	67,000	57,280
Blackstone Holdings Finance Co. LLC,
2.00%, 1/30/32(b)	27,000	22,236
2.85%, 8/05/51(b)	97,000	67,860
3.20%, 1/30/52(b)	58,000	43,464

Blackstone Private Credit Fund, 4.00%, 1/15/29(b)	36,000	30,136
Capital One Financial Corp.,
(SOFR + 1.29%), 2.64%, 3/03/26(h)	49,000	46,562
(SOFR + 1.79%), 3.27%, 3/01/30(h)	48,000	43,475
(SOFR + 2.60%), 5.25%, 7/26/30(h)	68,000	68,896
(SOFR + 2.37%), 5.27%, 5/10/33(h)	61,000	62,054
Charles Schwab (The) Corp.,
2.45%, 3/03/27	28,000	26,818
2.90%, 3/03/32	26,000	24,028

Cobra AcquisitionCo LLC, 6.37%, 11/01/29(b)	165,000	123,423
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	35,000	22,516
3.63%, 10/01/31(b)	40,000	23,703
Intercontinental Exchange, Inc.,
2.10%, 6/15/30	38,000	33,152
4.60%, 3/15/33	76,000	78,743
4.25%, 9/21/48	89,000	83,860

LFS Topco LLC, 5.87%, 10/15/26(b)	75,000	61,345
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/07/28	22,000	21,509
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(b)	150,000	138,921
Navient Corp.,
5.00%, 3/15/27	300,000	271,173
4.87%, 3/15/28	230,000	197,455
5.50%, 3/15/29	100,000	85,734
OneMain Finance Corp.,
6.87%, 3/15/25	85,000	83,937
7.12%, 3/15/26	120,000	116,157
3.50%, 1/15/27	230,000	195,832

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Diversified Financial Services (Continued)

Provident Funding Associates L.P./PFG Finance Corp., 6.37%, 6/15/25(b)	$90,000	$81,113
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	155,000	136,887
3.63%, 3/01/29(b)	55,000	47,025
3.63%, 3/01/29	105,000	89,775
3.88%, 3/01/31(b)	130,000	107,053
4.00%, 10/15/33(b)	470,000	379,767
Visa, Inc.,
4.15%, 12/14/35	86,000	90,000
4.30%, 12/14/45	13,000	13,479
		3,202,507
Electric – 3.5%
AEP Transmission Co. LLC, 2.75%, 8/15/51	25,000	18,373
Alabama Power Co.,
3.85%, 12/01/42	4,000	3,553
3.75%, 3/01/45	29,000	25,100
4.30%, 7/15/48	38,000	35,382
3.45%, 10/01/49	26,000	21,591
3.00%, 3/15/52	118,000	92,463

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	44,000	41,627
American Electric Power Co., Inc., (5Y US Treasury CMT + 2.68%), 3.88%, 2/15/62(h)	36,000	30,448
Appalachian Power Co.,
3.40%, 6/01/25	25,000	24,714
4.50%, 3/01/49	33,000	30,343

Avangrid, Inc., 3.15%, 12/01/24	47,000	46,176
Berkshire Hathaway Energy Co., 4.60%, 5/01/53(b)	77,000	77,517
Calpine Corp., 5.12%, 3/15/28(b)	335,000	315,101
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(h)	207,000	193,827
Commonwealth Edison Co., 3.80%, 10/01/42	49,000	44,407
Consolidated Edison Co. of New York, Inc., 4.62%, 12/01/54	35,000	33,963
Dominion Energy, Inc., 3.07%, 8/15/24	57,000	55,968
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	39,372
	Par(a)	Value
Electric (Continued)
Duke Energy Carolinas LLC,
4.25%, 12/15/41	$58,000	$55,547
4.00%, 9/30/42	44,000	41,088
3.75%, 6/01/45	6,000	5,276
3.88%, 3/15/46	33,000	29,805
Duke Energy Corp.,
3.15%, 8/15/27	32,000	30,917
2.55%, 6/15/31	150,000	131,131
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	31,080
4.20%, 7/15/48	8,000	7,530

Duke Energy Indiana LLC, 3.25%, 10/01/49	77,000	61,502
Duke Energy Ohio, Inc.,
3.70%, 6/15/46	41,000	35,485
4.30%, 2/01/49	49,000	46,171
Duke Energy Progress LLC,
4.10%, 5/15/42	84,000	79,000
4.10%, 3/15/43	86,000	80,689
4.15%, 12/01/44	53,000	49,796
4.20%, 8/15/45	61,000	57,602
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,965
4.20%, 4/01/49	31,000	29,742
2.65%, 6/15/51	14,000	10,094
3.35%, 6/15/52	26,000	21,321
Entergy Louisiana LLC,
4.05%, 9/01/23	8,000	8,048
0.62%, 11/17/23	46,000	44,581
5.40%, 11/01/24	66,000	68,317
3.25%, 4/01/28	5,000	4,802
4.00%, 3/15/33	27,000	26,847
4.95%, 1/15/45	181,000	176,755
4.20%, 9/01/48	36,000	34,232
Entergy Mississippi LLC,
3.85%, 6/01/49	34,000	29,987
3.50%, 6/01/51	15,000	12,541
Eversource Energy,
1.40%, 8/15/26	186,000	168,356
2.90%, 3/01/27	68,000	65,373

Exelon Corp., 4.95%, 6/15/35	138,000	141,122
Florida Power & Light Co.,
5.40%, 9/01/35	31,000	34,369
5.65%, 2/01/37	20,000	22,841
2.88%, 12/04/51	10,000	7,904
Georgia Power Co.,
4.70%, 5/15/32	32,000	33,257
4.30%, 3/15/43	47,000	42,643
5.12%, 5/15/52	15,000	15,799

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric (Continued)
Indiana Michigan Power Co.,
3.85%, 5/15/28	$22,000	$21,887
6.05%, 3/15/37	12,000	13,633
IPALCO Enterprises, Inc.,
3.70%, 9/01/24	64,000	63,439
4.25%, 5/01/30	66,000	62,853

Metropolitan Edison Co., 4.00%, 4/15/25(b)	71,000	68,693
MidAmerican Energy Co.,
4.40%, 10/15/44	113,000	110,611
4.25%, 5/01/46	52,000	49,930
Mississippi Power Co.,
4.75%, 10/15/41	11,000	10,490
4.25%, 3/15/42	26,000	23,713

Monongahela Power Co., 3.55%, 5/15/27(b)	47,000	45,537
National Rural Utilities Cooperative Finance Corp.,
2.75%, 4/15/32	32,000	29,182
4.02%, 11/01/32	41,000	40,858
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(h)	97,000	91,002

New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	93,237
NextEra Energy Capital Holdings, Inc.,
(SOFR Index + 0.40%), 2.71%, 11/03/23(c)	151,000	149,119
4.45%, 6/20/25	51,000	52,585
1.88%, 1/15/27	133,000	123,004
5.00%, 7/15/32	47,000	50,226

Northern States Power Co., 4.50%, 6/01/52	30,000	30,918
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,375
3.88%, 2/15/32(b)	85,000	72,652

NSTAR Electric Co., 4.55%, 6/01/52	21,000	21,416
Pacific Gas and Electric Co.,
3.25%, 6/01/31	31,000	25,946
4.45%, 4/15/42	52,000	40,477
4.30%, 3/15/45	46,000	34,392
PacifiCorp.,
4.10%, 2/01/42	112,000	103,038
4.15%, 2/15/50	63,000	59,549
	Par(a)	Value
Electric (Continued)

Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	$45,000	$41,746
PECO Energy Co., 2.85%, 9/15/51	62,000	47,894
PG&E Corp.,
5.00%, 7/01/28	90,000	82,165
5.25%, 7/01/30	15,000	13,462

Public Service Co. of New Hampshire, 3.60%, 7/01/49	33,000	28,908
Public Service Co. of Oklahoma,
2.20%, 8/15/31	59,000	50,891
3.15%, 8/15/51	57,000	43,352
Public Service Electric and Gas Co.,
3.00%, 5/15/27	25,000	24,611
3.10%, 3/15/32	50,000	48,016

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	144,000	125,720
Sempra Energy,
3.70%, 4/01/29	28,000	27,194
(5Y US Treasury CMT + 2.87%), 4.13%, 4/01/52(h)	182,000	153,639

Southern (The) Co., (5Y US Treasury CMT + 3.73%), 4.00%, 1/15/51(h)	214,000	199,307
Southern California Edison Co.,
4.05%, 3/15/42	60,000	51,507
4.12%, 3/01/48	33,000	28,554
3.65%, 2/01/50	15,000	11,958

Tucson Electric Power Co., 4.00%, 6/15/50	27,000	23,655
Union Electric Co., 2.15%, 3/15/32	24,000	20,818
Virginia Electric and Power Co., 3.80%, 4/01/28	104,000	104,574
Vistra Operations Co. LLC,
5.12%, 5/13/25(b)	138,000	137,952
5.50%, 9/01/26(b)	180,000	182,162

Wisconsin Power and Light Co., 3.00%, 7/01/29	33,000	31,291
Xcel Energy, Inc., 4.60%, 6/01/32	69,000	71,508
		5,930,086
Electrical Component & Equipment – 0.1%
Energizer Holdings, Inc., 4.38%, 3/31/29(b)	115,000	94,972

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electronics – 0.1%
Avnet, Inc., 5.50%, 6/01/32	$52,000	$51,998
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	18,563
3.75%, 2/15/31(b)	30,000	26,067
		96,628
Entertainment – 0.7%
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	125,000	124,687
Everi Holdings, Inc., 5.00%, 7/15/29(b)	40,000	36,000
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(b)	35,000	28,491
Live Nation Entertainment, Inc.,
4.75%, 10/15/27(b)	115,000	109,538
3.75%, 1/15/28(b)	85,000	77,755
Magallanes, Inc.,
3.76%, 3/15/27(b)	107,000	102,866
4.28%, 3/15/32(b)	45,000	41,997
5.05%, 3/15/42(b)	58,000	51,502
5.14%, 3/15/52(b)	151,000	132,943
5.39%, 3/15/62(b)	24,000	21,189

Mohegan Gaming & Entertainment, 8.00%, 2/01/26(b)	45,000	40,275
Scientific Games International, Inc.,
7.00%, 5/15/28(b)	235,000	239,044
7.25%, 11/15/29(b)	30,000	30,525

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	60,000	54,398
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	125,000	109,063
		1,200,273
Environmental Control – 0.1%
Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	62,453
Republic Services, Inc., 2.90%, 7/01/26	35,000	34,046
Waste Management, Inc., 2.95%, 6/01/41	27,000	21,999
		118,498
Food – 0.5%
Hershey (The) Co., 3.13%, 11/15/49	65,000	53,900
	Par(a)	Value
Food (Continued)
Hormel Foods Corp., 3.05%, 6/03/51	$34,000	$27,689
J M Smucker (The) Co., 2.75%, 9/15/41	65,000	47,340
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	28,077
5.20%, 7/15/45	29,000	28,870

Kroger (The) Co., 2.20%, 5/01/30	63,000	55,260
Mars, Inc., 2.38%, 7/16/40(b)	99,000	75,284
Mondelez International, Inc., 2.63%, 3/17/27	71,000	67,711
Performance Food Group, Inc., 4.25%, 8/01/29(b)	95,000	84,417
Pilgrim's Pride Corp., 5.87%, 9/30/27(b)	25,000	25,000
Post Holdings, Inc.,
4.62%, 4/15/30(b)	170,000	152,449
4.50%, 9/15/31(b)	170,000	150,875

Simmons Foods, Inc., 4.62%, 3/01/29(b)	55,000	50,213
		847,085
Food Service – 0.0%(d)
Aramark Services, Inc., 5.00%, 2/01/28(b)	20,000	19,540
Forest Products & Paper – 0.1%
Georgia-Pacific LLC,
0.63%, 5/15/24(b)	55,000	52,120
2.10%, 4/30/27(b)	36,000	33,664
		85,784
Gas – 0.2%
Piedmont Natural Gas Co., Inc.,
3.60%, 9/01/25	28,000	27,393
3.35%, 6/01/50	24,000	18,610
5.05%, 5/15/52	42,000	43,080

South Jersey Industries, Inc., 5.02%, 4/15/31	207,000	183,834
Southern Co. Gas Capital Corp., 4.40%, 5/30/47	52,000	46,523
		319,440
Healthcare - Products – 0.2%
Baxter International, Inc., 1.92%, 2/01/27	36,000	33,219
Boston Scientific Corp., 4.70%, 3/01/49	21,000	20,973

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Healthcare - Products (Continued)
Garden Spinco Corp., 8.62%, 7/20/30(b)	$80,000	$84,003
Medline Borrower L.P., 5.25%, 10/01/29(b)	115,000	103,931
PerkinElmer, Inc., 3.30%, 9/15/29	43,000	39,663
		281,789
Healthcare - Services – 1.4%
AHP Health Partners, Inc., 5.75%, 7/15/29(b)	55,000	40,809
Centene Corp., 2.45%, 7/15/28	195,000	174,525
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	330,000	277,200
DaVita, Inc., 3.75%, 2/15/31(b)	180,000	136,800
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	50,238
2.55%, 3/15/31	20,000	17,943
4.10%, 5/15/32	35,000	35,348
4.62%, 5/15/42	45,000	45,002
5.10%, 1/15/44	31,000	32,325

Encompass Health Corp., 4.75%, 2/01/30	90,000	83,012
HCA, Inc.,
5.87%, 2/01/29	15,000	15,698
3.38%, 3/15/29(b)	35,000	32,121
4.13%, 6/15/29	75,000	72,177
3.50%, 9/01/30	31,000	28,287
2.38%, 7/15/31	55,000	45,420
3.63%, 3/15/32(b)	28,000	25,419
5.25%, 6/15/49	77,000	72,284
4.63%, 3/15/52(b)	21,000	18,309
Humana, Inc.,
3.70%, 3/23/29	50,000	49,052
4.63%, 12/01/42	36,000	34,721

LifePoint Health, Inc., 5.37%, 1/15/29(b)	170,000	131,172
Molina Healthcare, Inc., 3.88%, 5/15/32(b)	30,000	27,563
RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	40,000	35,967
Tenet Healthcare Corp.,
6.25%, 2/01/27(b)	110,000	111,284
5.13%, 11/01/27(b)	50,000	49,250
4.63%, 6/15/28(b)	20,000	18,873
6.12%, 10/01/28(b)	65,000	63,375
4.38%, 1/15/30(b)	230,000	213,652
6.12%, 6/15/30(b)	190,000	191,923
UnitedHealth Group, Inc.,
1.15%, 5/15/26	38,000	35,340
	Par(a)	Value
Healthcare - Services (Continued)
UnitedHealth Group, Inc.,
4.20%, 5/15/32	$48,000	$50,142
3.50%, 8/15/39	32,000	29,102
2.75%, 5/15/40	78,000	63,480
3.05%, 5/15/41	35,000	29,747
3.75%, 10/15/47	9,000	8,181
4.45%, 12/15/48	9,000	9,080
3.25%, 5/15/51	42,000	35,346
4.75%, 5/15/52	16,000	16,957

US Acute Care Solutions LLC, 6.37%, 3/01/26(b)	40,000	37,200
		2,444,324
Home Builders – 0.0%(d)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	25,000	22,918
Home Furnishings – 0.0%(d)
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	60,000	48,613
Insurance – 0.9%
Alleghany Corp.,
3.63%, 5/15/30	155,000	149,577
4.90%, 9/15/44	5,000	4,938
3.25%, 8/15/51	19,000	14,438

American International Group, Inc., 3.90%, 4/01/26	101,000	101,050
AmWINS Group, Inc., 4.88%, 6/30/29(b)	105,000	95,497
Assurant, Inc., 3.70%, 2/22/30	56,000	51,291
AssuredPartners, Inc., 5.62%, 1/15/29(b)	85,000	75,650
Berkshire Hathaway Finance Corp.,
4.40%, 5/15/42	18,000	17,894
3.85%, 3/15/52	30,000	27,216

BroadStreet Partners, Inc., 5.87%, 4/15/29(b)	80,000	68,438
Corebridge Financial, Inc.,
3.85%, 4/05/29(b)	56,000	53,201
3.90%, 4/05/32(b)	165,000	153,579
4.35%, 4/05/42(b)	27,000	23,623
4.40%, 4/05/52(b)	23,000	19,861

Enstar Finance LLC, (5Y US Treasury CMT + 4.01%), 5.50%, 1/15/42(h)	89,000	76,359
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	49,744

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Insurance (Continued)
Hartford Financial Services Group (The), Inc.,
(3M USD LIBOR + 2.13%), 3.54%, 2/12/47(b)(c)	$131,000	$106,276
Liberty Mutual Group, Inc.,
5.50%, 6/15/52(b)	66,000	65,830
4.30%, 2/01/61(b)	128,000	89,765

MetLife, Inc., 5.00%, 7/15/52	65,000	69,305
Old Republic International Corp., 3.85%, 6/11/51	58,000	45,793
PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(h)	217,000	191,502
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(b)	59,000	46,479
		1,597,306
Internet – 1.0%
Amazon.com, Inc.,
3.60%, 4/13/32	68,000	68,843
3.10%, 5/12/51	110,000	92,440
3.95%, 4/13/52	35,000	34,026
3.25%, 5/12/61	73,000	59,840
4.10%, 4/13/62	70,000	67,901

ANGI Group LLC, 3.88%, 8/15/28(b)	65,000	52,975
Arches Buyer, Inc., 6.12%, 12/01/28(b)	40,000	32,800
Endurance International Group Holdings, Inc., 6.00%, 2/15/29(b)	180,000	131,502
Match Group Holdings II LLC,
5.00%, 12/15/27(b)	45,000	43,679
3.63%, 10/01/31(b)	20,000	17,085
Netflix, Inc.,
5.87%, 2/15/25	85,000	87,976
6.37%, 5/15/29	15,000	15,926
5.37%, 11/15/29(b)	125,000	125,557
4.88%, 6/15/30(b)	10,000	9,865
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	45,000	45,815
7.50%, 9/15/27(b)	80,000	81,000
4.50%, 8/15/29(b)	770,000	688,211
		1,655,441
	Par(a)	Value
Investment Management Companies – 0.4%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	$90,000	$89,808
6.25%, 5/15/26	90,000	89,475
5.25%, 5/15/27	470,000	451,162

Main Street Capital Corp., 3.00%, 7/14/26	114,000	101,628
		732,073
Iron/Steel – 0.3%
ATI, Inc.,
5.87%, 12/01/27	130,000	121,472
4.88%, 10/01/29	40,000	34,226
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26(b)	35,000	36,050
5.87%, 6/01/27	95,000	94,554

Commercial Metals Co., 4.13%, 1/15/30	100,000	87,690
Nucor Corp., 4.30%, 5/23/27	39,000	39,544
United States Steel Corp., 6.87%, 3/01/29	60,000	57,625
		471,161
Leisure Time – 0.6%
Carnival Corp., 5.75%, 3/01/27(b)	220,000	176,342
NCL Corp. Ltd.,
5.87%, 3/15/26(b)	320,000	260,982
5.88%, 3/15/26	5,000	4,078
7.75%, 2/15/29(b)	10,000	8,016

NCL Finance Ltd., 6.12%, 3/15/28(b)	55,000	42,517
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	135,000	105,968
3.70%, 3/15/28	95,000	65,769
5.50%, 4/01/28(b)	270,000	202,308

Viking Cruises Ltd., 5.87%, 9/15/27(b)	55,000	44,760
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	90,000	77,729
VOC Escrow Ltd., 5.00%, 2/15/28(b)	85,000	75,420
		1,063,889
Lodging – 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.00%, 6/01/29(b)	140,000	123,875

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Lodging (Continued)
Marriott Ownership Resorts, Inc.,
4.75%, 1/15/28	$215,000	$194,594
4.50%, 6/15/29(b)	60,000	52,087
Travel + Leisure Co.,
6.62%, 7/31/26(b)	205,000	208,488
6.00%, 4/01/27	10,000	9,966
4.50%, 12/01/29(b)	60,000	51,658
4.63%, 3/01/30(b)	130,000	106,498
		747,166
Machinery - Diversified – 0.1%
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	50,000	43,421
John Deere Capital Corp., 3.35%, 4/18/29	68,000	67,623
Xylem, Inc., 3.25%, 11/01/26	102,000	99,762
		210,806
Media – 3.2%
Audacy Capital Corp., 6.75%, 3/31/29(b)	80,000	38,600
Block Communications, Inc., 4.88%, 3/01/28(b)	20,000	17,550
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/01/26(b)	20,000	20,146
5.13%, 5/01/27(b)	105,000	102,842
5.00%, 2/01/28(b)	120,000	115,800
4.75%, 3/01/30(b)	665,000	605,150
4.50%, 8/15/30(b)	105,000	93,337
4.25%, 2/01/31(b)	146,000	126,655
4.75%, 2/01/32(b)	310,000	273,769
4.50%, 5/01/32	129,000	111,530
4.25%, 1/15/34(b)	110,000	90,864
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	29,000	24,535
2.30%, 2/01/32	27,000	21,592
6.48%, 10/23/45	9,000	9,037
4.80%, 3/01/50	79,000	65,189
3.95%, 6/30/62	67,000	46,825
Comcast Corp.,
5.65%, 6/15/35	72,000	81,763
6.50%, 11/15/35	11,000	13,369
3.20%, 7/15/36	23,000	20,518
3.90%, 3/01/38	48,000	45,189
3.25%, 11/01/39	88,000	75,407
4.00%, 8/15/47	43,000	38,970
2.89%, 11/01/51	113,000	84,772
	Par(a)	Value
Media (Continued)
Comcast Corp.,
2.94%, 11/01/56	$140,000	$102,142
CSC Holdings LLC,
5.75%, 1/15/30(b)	500,000	403,765
4.63%, 12/01/30(b)	600,000	456,000
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.37%, 8/15/26(b)	175,000	38,500
6.62%, 8/15/27(b)	90,000	8,325

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.87%, 8/15/27(b)	285,000	265,503
Discovery Communications LLC,
3.45%, 3/15/25	19,000	18,548
4.88%, 4/01/43	62,000	53,724
5.30%, 5/15/49	65,000	57,900
DISH DBS Corp.,
7.75%, 7/01/26	265,000	219,817
5.25%, 12/01/26(b)	55,000	47,575
7.37%, 7/01/28	65,000	46,330
5.13%, 6/01/29	485,000	316,436

Gray Escrow II, Inc., 5.37%, 11/15/31(b)	35,000	30,888
Gray Television, Inc., 4.75%, 10/15/30(b)	190,000	163,344
iHeartCommunications, Inc.,
6.37%, 5/01/26	110,000	107,041
8.37%, 5/01/27	165,000	148,962
4.75%, 1/15/28(b)	135,000	121,281

McGraw-Hill Education, Inc., 5.75%, 8/01/28(b)	80,000	71,753
Nexstar Media, Inc., 5.63%, 7/15/27(b)	20,000	20,056
Paramount Global,
5.50%, 5/15/33	18,000	17,976
4.38%, 3/15/43	39,000	31,063
(5Y US Treasury CMT + 4.00%), 6.37%, 3/30/62(h)	42,000	39,670

Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	110,000	87,282
Scripps Escrow II, Inc., 5.37%, 1/15/31(b)	55,000	46,063
Sinclair Television Group, Inc., 5.13%, 2/15/27(b)	85,000	75,929
Sirius XM Radio, Inc., 5.00%, 8/01/27(b)	50,000	49,588

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Media (Continued)

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	$37,000	$44,122
TWDC Enterprises 18 Corp.,
3.15%, 9/17/25	29,000	28,821
4.13%, 6/01/44	36,000	34,553
Walt Disney (The) Co.,
8.50%, 2/23/25	37,000	41,540
2.00%, 9/01/29	20,000	17,815
6.55%, 3/15/33	41,000	49,211
4.63%, 3/23/40	12,000	12,295
4.75%, 11/15/46	57,000	57,968
		5,455,195
Metal Fabricate/Hardware – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	85,000	85,651
Mining – 0.1%
Novelis Corp., 4.75%, 1/30/30(b)	150,000	138,755
Miscellaneous Manufacturing – 0.3%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200,000	197,407
Parker-Hannifin Corp., 4.25%, 9/15/27	80,000	81,766
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	19,420
Trane Technologies Luxembourg Finance S.A.,
3.55%, 11/01/24	257,000	254,783
3.50%, 3/21/26	25,000	24,563
		577,939
Oil & Gas – 2.6%
Antero Resources Corp., 8.37%, 7/15/26(b)	50,000	54,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	130,000	126,610
BP Capital Markets America, Inc.,
3.41%, 2/11/26	87,000	87,008
3.94%, 9/21/28	89,000	90,086
3.00%, 2/24/50	19,000	14,626
3.38%, 2/08/61	43,000	34,237

California Resources Corp., 7.12%, 2/01/26(b)	30,000	29,915
	Par(a)	Value
Oil & Gas (Continued)

Callon Petroleum Co., 8.00%, 8/01/28(b)	$140,000	$141,750
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 4/15/25(b)	35,000	34,233
Centennial Resource Production LLC, 6.87%, 4/01/27(b)	75,000	71,492
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	205,000	205,512
6.75%, 4/15/29(b)	40,000	41,434

Chevron USA, Inc., 3.25%, 10/15/29	25,000	24,419
Chord Energy Corp., 6.37%, 6/01/26(b)	40,000	39,400
CNX Resources Corp., 7.25%, 3/14/27(b)	95,000	96,199
Colgate Energy Partners III LLC, 5.88%, 7/01/29(b)	50,000	45,767
Comstock Resources, Inc., 6.75%, 3/01/29(b)	80,000	79,200
Coterra Energy, Inc.,
3.90%, 5/15/27(b)	163,000	158,893
4.38%, 3/15/29(b)	14,000	13,966

Crescent Energy Finance LLC, 7.25%, 5/01/26(b)	95,000	87,875
CVR Energy, Inc., 5.25%, 2/15/25(b)	130,000	124,407
Diamondback Energy, Inc.,
3.50%, 12/01/29	55,000	51,890
4.40%, 3/24/51	57,000	50,980
EQT Corp.,
6.13%, 2/01/25	105,000	109,328
3.13%, 5/15/26(b)	10,000	9,602
Exxon Mobil Corp.,
2.28%, 8/16/26	80,000	77,623
2.44%, 8/16/29	15,000	13,955
3.00%, 8/16/39	34,000	29,039
4.23%, 3/19/40	129,000	127,309

Gulfport Energy Corp., 8.00%, 5/17/26(b)	45,000	45,217
Hess Corp., 4.30%, 4/01/27	59,000	58,576
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.37%, 4/15/27(b)	65,000	64,357
Marathon Petroleum Corp.,
4.75%, 9/15/44	22,000	20,128
5.00%, 9/15/54	65,000	59,020

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas (Continued)

Matador Resources Co., 5.88%, 9/15/26	$125,000	$127,187
Murphy Oil Corp., 6.12%, 12/01/42	100,000	78,500
Nabors Industries, Inc., 7.37%, 5/15/27(b)	75,000	74,250
Northern Oil and Gas, Inc., 8.12%, 3/01/28(b)	50,000	48,375
Occidental Petroleum Corp.,
5.55%, 3/15/26	30,000	30,825
8.50%, 7/15/27	40,000	45,700
8.87%, 7/15/30	120,000	143,700
6.62%, 9/01/30	140,000	155,315
6.13%, 1/01/31	165,000	176,827
7.50%, 5/01/31	45,000	52,179
7.88%, 9/15/31	20,000	23,150
6.60%, 3/15/46	30,000	33,150

PDC Energy, Inc., 5.75%, 5/15/26	210,000	205,275
Phillips 66,
0.90%, 2/15/24	42,000	40,414
2.15%, 12/15/30	36,000	30,750

Range Resources Corp., 8.25%, 1/15/29	45,000	48,190
SM Energy Co.,
5.63%, 6/01/25	70,000	68,862
6.75%, 9/15/26	65,000	64,350
6.50%, 7/15/28	75,000	73,904
Southwestern Energy Co.,
7.75%, 10/01/27	15,000	15,644
5.38%, 2/01/29	90,000	87,975
5.38%, 3/15/30	90,000	88,554
4.75%, 2/01/32	10,000	9,325

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	50,000	44,992
Tap Rock Resources LLC, 7.00%, 10/01/26(b)	75,000	70,875
Transocean Pontus Ltd., 6.13%, 8/01/25(b)	33,600	31,416
Transocean Poseidon Ltd., 6.87%, 2/01/27(b)	157,500	144,506
		4,332,618
Oil & Gas Services – 0.1%
Transocean Proteus Ltd., 6.25%, 12/01/24(b)	44,100	41,683
Weatherford International Ltd.,
11.00%, 12/01/24(b)	13,000	13,134
8.62%, 4/30/30(b)	115,000	103,995
		158,812
	Par(a)	Value
Packaging & Containers – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	$65,000	$54,666
Sonoco Products Co., 2.85%, 2/01/32	54,000	46,772
WRKCo, Inc.,
4.65%, 3/15/26	16,000	16,347
3.00%, 6/15/33	65,000	56,972
		174,757
Pharmaceuticals – 1.5%
AbbVie, Inc.,
3.20%, 5/14/26	68,000	67,367
3.20%, 11/21/29	77,000	73,474
4.50%, 5/14/35	83,000	84,197
4.05%, 11/21/39	121,000	114,561
4.63%, 10/01/42	59,000	56,878
4.45%, 5/14/46	5,000	4,776
4.25%, 11/21/49	43,000	40,381

AdaptHealth LLC, 5.12%, 3/01/30(b)	65,000	59,621
Bausch Health Cos., Inc.,
7.00%, 1/15/28(b)	25,000	13,841
5.00%, 1/30/28(b)	250,000	133,125
6.25%, 2/15/29(b)	200,000	106,742
5.00%, 2/15/29(b)	5,000	2,532
5.25%, 1/30/30(b)	130,000	66,799
5.25%, 2/15/31(b)	350,000	179,445
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	57,000	57,118
4.55%, 2/20/48	40,000	40,873
4.25%, 10/26/49	35,000	34,581
3.70%, 3/15/52	113,000	102,734
3.90%, 3/15/62	23,000	20,803
Cigna Corp.,
4.13%, 11/15/25	23,000	23,337
4.80%, 8/15/38	130,000	132,584
3.20%, 3/15/40	93,000	78,011
4.90%, 12/15/48	44,000	44,359
3.40%, 3/15/50	31,000	25,355
CVS Health Corp.,
1.30%, 8/21/27	20,000	17,854
4.30%, 3/25/28	65,000	66,072
4.78%, 3/25/38	204,000	204,139
2.70%, 8/21/40	34,000	25,874
5.05%, 3/25/48	41,000	41,645

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28(b)(f)	100,000	6,500
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc., 6.12%, 4/01/29(b)	25,000	20,063

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Pharmaceuticals (Continued)

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	$60,000	$44,314
Johnson & Johnson,
3.63%, 3/03/37	61,000	60,619
2.10%, 9/01/40	40,000	30,858
3.70%, 3/01/46	22,000	21,112
Merck & Co., Inc.,
2.75%, 12/10/51	28,000	21,759
2.90%, 12/10/61	47,000	35,377

Mylan, Inc., 5.20%, 4/15/48	72,000	58,112
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.12%, 4/30/31(b)	240,000	224,700
Par Pharmaceutical, Inc., 7.50%, 4/01/27(b)	56,000	45,126
Viatris, Inc.,
3.85%, 6/22/40	43,000	31,375
4.00%, 6/22/50	21,000	14,564
		2,533,557
Pipelines – 2.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.87%, 5/15/26(b)	50,000	52,333
5.38%, 6/15/29(b)	50,000	48,845

Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.62%, 12/15/25(b)	115,000	114,697
Buckeye Partners L.P.,
4.50%, 3/01/28(b)	90,000	82,800
5.85%, 11/15/43	45,000	32,850
5.60%, 10/15/44	25,000	18,375

Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	71,190
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	7,000	7,119
3.70%, 11/15/29	23,000	21,539

Cheniere Energy Partners L.P., 4.00%, 3/01/31	80,000	74,335
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	85,000	77,437
DCP Midstream Operating L.P.,
5.38%, 7/15/25	70,000	71,750
5.63%, 7/15/27	145,000	149,350
3.25%, 2/15/32	10,000	8,615
	Par(a)	Value
Pipelines (Continued)
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(g)(h)	$167,000	$151,552
(5Y US Treasury CMT + 5.31%), 7.12%, 5/15/30(g)(h)	66,000	59,400
5.30%, 4/15/47	82,000	73,696
5.40%, 10/01/47	46,000	42,248
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	10,000	7,778
5.05%, 4/01/45	5,000	3,686
5.45%, 6/01/47	55,000	41,915

Enterprise Products Operating LLC, 3.95%, 1/31/60	80,000	65,697
EQM Midstream Partners L.P.,
6.00%, 7/01/25(b)	23,000	22,829
7.50%, 6/01/27(b)	145,000	148,176
6.50%, 7/01/27(b)	120,000	120,248
5.50%, 7/15/28	25,000	23,627
7.50%, 6/01/30(b)	30,000	30,874
6.50%, 7/15/48	25,000	21,000

Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 2/01/28	145,000	139,896
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	144,000	143,460
4.25%, 2/15/30(b)	105,000	93,536

Kinder Morgan, Inc., 3.60%, 2/15/51	124,000	96,637
MPLX L.P.,
4.00%, 2/15/25	54,000	53,642
1.75%, 3/01/26	45,000	41,377
2.65%, 8/15/30	49,000	42,417
5.20%, 3/01/47	145,000	135,378
5.20%, 12/01/47	45,000	40,862
4.70%, 4/15/48	28,000	24,524
5.50%, 2/15/49	47,000	45,392

New Fortress Energy, Inc., 6.75%, 9/15/25(b)	80,000	78,100
NuStar Logistics L.P., 5.75%, 10/01/25	85,000	82,586
ONEOK Partners L.P., 6.12%, 2/01/41	18,000	17,776
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	19,000	18,910
3.55%, 12/15/29	79,000	71,437

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Pipelines (Continued)
Plains All American Pipeline L.P./PAA Finance Corp.,
5.15%, 6/01/42	$14,000	$12,063
4.30%, 1/31/43	8,000	6,184
Sabine Pass Liquefaction LLC,
5.87%, 6/30/26	30,000	31,307
4.20%, 3/15/28	113,000	110,396
Targa Resources Corp.,
5.20%, 7/01/27	20,000	20,363
6.25%, 7/01/52	28,000	29,465
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	61,000	59,915
5.50%, 3/01/30	20,000	19,769
4.88%, 2/01/31	15,000	14,101
4.00%, 1/15/32	91,000	81,216

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	29,000	26,770
Western Midstream Operating L.P.,
3.35%, 2/01/25	40,000	39,201
4.50%, 3/01/28	20,000	19,300
4.75%, 8/15/28	10,000	9,772
Williams (The) Cos., Inc.,
4.55%, 6/24/24	83,000	83,832
3.75%, 6/15/27	104,000	101,791
5.10%, 9/15/45	67,000	64,796
		3,500,132
Private Equity – 0.1%
KKR Group Finance Co. XII LLC, 4.85%, 5/17/32(b)	94,000	95,457
Real Estate – 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	100,000	81,664
5.25%, 4/15/30(b)	120,000	95,712
		177,376
Real Estate Investment Trusts – 1.4%
American Campus Communities Operating Partnership L.P.,
2.25%, 1/15/29	77,000	72,980
2.85%, 2/01/30	19,000	18,363

American Homes 4 Rent L.P., 4.25%, 2/15/28	287,000	281,087
	Par(a)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
4.40%, 2/15/26	$26,000	$26,158
3.65%, 3/15/27	35,000	34,146
3.60%, 1/15/28	48,000	45,948
4.05%, 3/15/32	57,000	54,560

Camden Property Trust, 2.80%, 5/15/30	79,000	71,950
CubeSmart L.P., 2.50%, 2/15/32	64,000	53,862
Extra Space Storage L.P., 3.90%, 4/01/29	45,000	43,158
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	72,950
2.00%, 8/15/31	54,000	42,379
4.15%, 4/15/32	66,000	61,882
2.70%, 1/15/34	28,000	22,369
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	50,000	47,750
4.87%, 9/15/29(b)	160,000	146,843
4.50%, 2/15/31(b)	70,000	61,421

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	90,000	80,232
Life Storage L.P., 2.40%, 10/15/31	73,000	60,007
Mid-America Apartments L.P.,
4.30%, 10/15/23	30,000	30,186
3.60%, 6/01/27	47,000	46,085
4.20%, 6/15/28	78,000	77,704
2.75%, 3/15/30	10,000	8,970
Realty Income Corp.,
4.87%, 6/01/26	33,000	34,109
3.95%, 8/15/27	62,000	61,767

SBA Communications Corp., 3.88%, 2/15/27	100,000	95,284
Service Properties Trust,
7.50%, 9/15/25	95,000	92,108
4.75%, 10/01/26	65,000	50,891

Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	50,000	45,125
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	95,000	83,611
VICI Properties L.P., 4.37%, 5/15/25	145,000	143,352

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
VICI Properties L.P./VICI Note Co., Inc.,
5.63%, 5/01/24(b)	$5,000	$5,002
4.50%, 9/01/26(b)	5,000	4,772
4.25%, 12/01/26(b)	5,000	4,699
4.50%, 1/15/28(b)	191,000	178,074

Weyerhaeuser Co., 4.00%, 3/09/52	27,000	23,166
		2,282,950
Retail – 1.1%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	79,000	72,290
4.63%, 11/15/29(b)	65,000	57,370
4.75%, 3/01/30	22,000	19,181
At Home Group, Inc.,
4.88%, 7/15/28(b)	50,000	39,250
7.12%, 7/15/29(b)	90,000	59,941
Bath & Body Works, Inc.,
5.25%, 2/01/28	35,000	33,002
6.87%, 11/01/35	5,000	4,583
6.75%, 7/01/36	65,000	58,988

Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.12%, 4/15/29(b)	75,000	65,813
Carvana Co.,
5.62%, 10/01/25(b)	70,000	53,498
5.50%, 4/15/27(b)	110,000	72,600
4.88%, 9/01/29(b)	20,000	11,939

Ferrellgas L.P./Ferrellgas Finance Corp., 5.37%, 4/01/26(b)	55,000	51,150
Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	180,000	138,247
Group 1 Automotive, Inc., 4.00%, 8/15/28(b)	30,000	26,832
Home Depot (The), Inc.,
3.25%, 4/15/32	20,000	19,489
3.30%, 4/15/40	65,000	57,482
2.75%, 9/15/51	102,000	78,978
3.63%, 4/15/52	21,000	18,900

Ken Garff Automotive LLC, 4.87%, 9/15/28(b)	50,000	41,237
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	120,000	120,269
LBM Acquisition LLC, 6.25%, 1/15/29(b)	90,000	67,950
Lowe's Cos., Inc.,
3.75%, 4/01/32	32,000	31,056
4.65%, 4/15/42	33,000	32,062
	Par(a)	Value
Retail (Continued)
Lowe's Cos., Inc.,
4.25%, 4/01/52	$44,000	$39,827
4.45%, 4/01/62	28,000	25,302
McDonald's Corp.,
5.70%, 2/01/39	23,000	25,800
4.20%, 4/01/50	32,000	30,477

Michaels (The) Cos., Inc., 7.87%, 5/01/29(b)	60,000	41,100
Murphy Oil USA, Inc., 4.75%, 9/15/29	20,000	19,347
O'Reilly Automotive, Inc., 4.70%, 6/15/32	35,000	36,024
Papa John's International, Inc., 3.88%, 9/15/29(b)	60,000	52,491
QVC, Inc., 4.85%, 4/01/24	5,000	4,895
Rite Aid Corp., 7.50%, 7/01/25(b)	57,000	49,554
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	110,000	93,486
4.88%, 11/15/31(b)	100,000	81,500

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	80,000	72,881
Target Corp., 2.95%, 1/15/52	9,000	7,207
		1,811,998
Semiconductors – 0.7%
Advanced Micro Devices, Inc.,
3.92%, 6/01/32	41,000	41,708
4.39%, 6/01/52	54,000	55,001
Broadcom, Inc.,
2.45%, 2/15/31(b)	35,000	29,244
3.42%, 4/15/33(b)	46,000	39,668
3.19%, 11/15/36(b)	139,000	111,338
4.93%, 5/15/37(b)	49,000	46,454

Entegris Escrow Corp., 5.95%, 6/15/30(b)	180,000	178,650
Intel Corp.,
3.70%, 7/29/25	32,000	32,402
2.80%, 8/12/41	132,000	105,742
4.75%, 3/25/50	23,000	23,368
3.10%, 2/15/60	21,000	15,465
3.20%, 8/12/61	26,000	19,503
KLA Corp.,
4.65%, 7/15/32	40,000	42,848
4.95%, 7/15/52	60,000	64,559
5.25%, 7/15/62	40,000	43,866
NVIDIA Corp.,
1.55%, 6/15/28	196,000	177,801

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Semiconductors (Continued)
NVIDIA Corp.,
2.00%, 6/15/31	$158,000	$140,717
3.50%, 4/01/40	44,000	40,313
3.70%, 4/01/60	23,000	20,665
		1,229,312
Software – 0.8%
Dun & Bradstreet (The) Corp., 5.00%, 12/15/29(b)	45,000	41,945
Fiserv, Inc., 3.50%, 7/01/29	111,000	105,215
Microsoft Corp.,
3.45%, 8/08/36	19,000	18,942
2.53%, 6/01/50	2,000	1,558
2.92%, 3/17/52	141,000	117,796
2.68%, 6/01/60	45,000	34,647
Oracle Corp.,
2.95%, 5/15/25	37,000	36,071
2.80%, 4/01/27	53,000	49,899
3.25%, 11/15/27	122,000	116,117
2.30%, 3/25/28	68,000	61,047
4.30%, 7/08/34	58,000	53,046
4.12%, 5/15/45	96,000	76,785
4.00%, 11/15/47	33,000	25,572
3.60%, 4/01/50	39,000	28,425
3.95%, 3/25/51	19,000	14,716
3.85%, 4/01/60	43,000	30,645

Playtika Holding Corp., 4.25%, 3/15/29(b)	50,000	44,852
Rocket Software, Inc., 6.50%, 2/15/29(b)	100,000	72,125
Salesforce, Inc.,
2.70%, 7/15/41	66,000	54,138
2.90%, 7/15/51	26,000	20,784

SS&C Technologies, Inc., 5.50%, 9/30/27(b)	50,000	49,251
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	35,000	34,142
VMware, Inc.,
1.40%, 8/15/26	135,000	121,577
1.80%, 8/15/28	27,000	23,062

Workday, Inc., 3.50%, 4/01/27	11,000	10,801
Ziff Davis, Inc., 4.62%, 10/15/30(b)	83,000	76,119
		1,319,277
Telecommunications – 1.7%
AT&T, Inc.,
2.55%, 12/01/33	77,000	65,189
3.50%, 6/01/41	127,000	106,499
	Par(a)	Value
Telecommunications (Continued)
AT&T, Inc.,
3.50%, 9/15/53	$15,000	$11,858
3.55%, 9/15/55	193,000	150,456
3.80%, 12/01/57	69,000	55,943
3.65%, 9/15/59	204,000	158,957

CommScope Technologies LLC, 5.00%, 3/15/27(b)	620,000	509,755
CommScope, Inc., 7.12%, 7/01/28(b)	65,000	53,787
Embarq Corp., 7.99%, 6/01/36	5,000	4,113
Frontier Communications Holdings LLC,
5.87%, 10/15/27(b)	155,000	152,697
8.75%, 5/15/30(b)	50,000	53,095

GoTo Group, Inc., 5.50%, 9/01/27(b)	95,000	69,329
Level 3 Financing, Inc.,
5.25%, 3/15/26	65,000	64,350
4.25%, 7/01/28(b)	35,000	30,536
3.62%, 1/15/29(b)	105,000	87,755
Ligado Networks LLC,
(100% Cash), 15.50%, 11/01/23(b)(j)	103,421	50,806
(100% Cash), 17.50%, 5/01/24(b)(j)	49,239	10,155
T-Mobile USA, Inc.,
2.25%, 2/15/26	135,000	125,843
2.63%, 4/15/26	181,000	170,592
2.63%, 2/15/29	24,000	21,480
3.38%, 4/15/29	60,000	56,015
2.88%, 2/15/31	63,000	55,755
2.55%, 2/15/31	23,000	20,111
3.50%, 4/15/31	65,000	60,105
Verizon Communications, Inc.,
4.33%, 9/21/28	41,000	42,052
2.36%, 3/15/32	98,000	84,641
4.50%, 8/10/33	277,000	281,838
4.40%, 11/01/34	33,000	32,941
4.81%, 3/15/39	116,000	118,978
2.65%, 11/20/40	40,000	30,895
3.55%, 3/22/51	26,000	21,802
3.70%, 3/22/61	188,000	154,101

ViaSat, Inc., 6.50%, 7/15/28(b)	55,000	40,920
		2,953,349
Toys/Games/Hobbies – 0.0%(d)
Hasbro, Inc., 3.00%, 11/19/24	76,000	74,417

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Transportation – 0.5%
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42		$23,000	$22,875
4.37%, 9/01/42		53,000	52,568
5.15%, 9/01/43		41,000	44,653
4.90%, 4/01/44		35,000	37,167
4.45%, 1/15/53		122,000	124,559
CSX Corp.,
4.10%, 11/15/32		28,000	28,374
4.50%, 11/15/52		52,000	51,761
4.65%, 3/01/68		84,000	81,786
FedEx Corp.,
3.90%, 2/01/35		23,000	21,712
3.87%, 8/01/42		115,000	100,048
4.10%, 4/15/43		19,000	16,964
Norfolk Southern Corp.,
3.00%, 3/15/32		73,000	68,557
3.95%, 10/01/42		61,000	55,885
4.55%, 6/01/53		48,000	47,692
Union Pacific Corp.,
3.60%, 9/15/37		14,000	13,264
3.55%, 8/15/39		37,000	33,477
3.38%, 2/14/42		21,000	18,429
3.50%, 2/14/53		41,000	35,380
3.84%, 3/20/60		30,000	26,871
4.10%, 9/15/67		26,000	23,728
			905,750
Water – 0.1%
Essential Utilities, Inc., 5.30%, 5/01/52		35,000	36,934
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)		40,000	38,759
			75,693
Total Corporate Bonds (Cost $69,896,357)			66,669,547

Foreign Government Inflation-Linked Bonds – 0.1%
Sovereign – 0.1%
Bonos de la Tesoreria de la Republica, 1.50%, 3/01/26	CLP	6,500	240,663
Total Foreign Government Inflation-Linked Bonds (Cost $316,934)			240,663
	Par(a)	Value

Foreign Issuer Bonds – 50.1%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(b)	$260,000	$217,781
8.75%, 4/14/32(b)	270,000	218,014
		435,795
Argentina – 0.3%
Argentine Republic Government International Bond,
(Step to 3.63% on 7/9/23), 1.50%, 7/09/35(k)	252,524	55,855
(Step to 4.25% on 7/9/23), 3.88%, 1/09/38(k)	688,956	193,294
(Step to 4.88% on 7/9/29), 3.50%, 7/09/41(k)	658,931	172,598

YPF S.A., 6.95%, 7/21/27(b)	120,000	66,807
		488,554
Australia – 0.6%
CSL Finance PLC,
4.25%, 4/27/32(b)	51,000	52,007
4.63%, 4/27/42(b)	73,000	73,111
4.75%, 4/27/52(b)	61,000	61,369
4.95%, 4/27/62(b)	31,000	31,532
Mineral Resources Ltd.,
8.12%, 5/01/27(b)	95,000	94,345
8.00%, 11/01/27(b)	145,000	147,324
NBN Co. Ltd.,
1.45%, 5/05/26(b)	200,000	182,668
2.50%, 1/08/32(b)	200,000	171,650
Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)	36,000	32,567
4.20%, 5/13/50(b)	41,000	33,437

Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	35,000	26,774
South32 Treasury Ltd., 4.35%, 4/14/32(b)	47,000	44,610
		951,394
Bahrain – 0.8%
Bahrain Government International Bond,
5.63%, 9/30/31(b)	400,000	347,368
5.25%, 1/25/33(b)	500,000	407,867
Oil and Gas Holding (The) Co. BSCC,
7.62%, 11/07/24	450,000	454,367
7.50%, 10/25/27	200,000	198,066
		1,407,668

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Belgium – 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/01/26		$137,000	$137,828
4.90%, 2/01/46		233,000	234,655
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29		72,000	75,802
4.37%, 4/15/38		93,000	89,854
4.44%, 10/06/48		86,000	81,239
5.55%, 1/23/49		38,000	41,755
			661,133
Bermuda – 0.1%
Triton Container International Ltd., 0.80%, 8/01/23(b)		135,000	129,639
Brazil – 2.8%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28		120,000	118,590
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/25	BRL	11,893,000	2,169,388
10.00%, 1/01/27	BRL	2,600,000	459,172
10.00%, 1/01/29	BRL	4,157,000	707,074
10.00%, 1/01/31	BRL	2,074,000	343,447
Brazilian Government International Bond,
3.88%, 6/12/30		530,000	476,459
7.12%, 1/20/37		200,000	213,192

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(b)		200,000	160,202
MV24 Capital B.V., 6.75%, 6/01/34(b)		177,780	163,419
			4,810,943
Canada – 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 3.88%, 1/15/28(b)		265,000	245,075
Algonquin Power & Utilities Corp., (5Y US Treasury CMT + 3.25%), 4.75%, 1/18/82(h)		80,000	70,648
Bank of Montreal, 3.70%, 6/07/25		68,000	68,088
Bank of Nova Scotia (The), (5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)		195,000	182,081
Baytex Energy Corp., 8.75%, 4/01/27(b)		140,000	142,625
Bombardier, Inc.,
7.12%, 6/15/26(b)		320,000	297,088
		Par(a)	Value
Canada (Continued)
Bombardier, Inc.,
6.00%, 2/15/28(b)		$30,000	$25,884

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)		85,000	65,865
Empower Finance 2020 L.P., 1.36%, 9/17/27(b)		60,000	52,546
GFL Environmental, Inc., 4.00%, 8/01/28(b)		80,000	72,174
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(b)		80,000	66,798
MEG Energy Corp., 5.87%, 2/01/29(b)		90,000	85,500
Methanex Corp., 5.13%, 10/15/27		45,000	41,625
Nutrien Ltd., 2.95%, 5/13/30		179,000	163,797
Open Text Corp., 3.88%, 12/01/29(b)		165,000	148,524
Parkland Corp., 5.87%, 7/15/27(b)		80,000	78,000
Precision Drilling Corp.,
7.12%, 1/15/26(b)		5,000	4,633
6.87%, 1/15/29(b)		55,000	49,263
Rogers Communications, Inc.,
3.80%, 3/15/32(b)		25,000	24,202
4.55%, 3/15/52(b)		30,000	28,104
Royal Bank of Canada,
4.65%, 1/27/26		51,000	52,099
3.63%, 5/04/27		14,000	13,844
4.24%, 8/03/27		26,000	26,341

Strathcona Resources Ltd., 6.87%, 8/01/26(b)		105,000	96,390
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		65,000	41,495
Toronto-Dominion Bank (The),
2.80%, 3/10/27		42,000	40,208
4.11%, 6/08/27		111,000	112,322
			2,295,219
Chile – 1.1%
Bonos de la Tesoreria de la Republica en pesos,
5.80%, 6/01/24(b)	CLP	105,000,000	110,331
2.50%, 3/01/25	CLP	45,000,000	44,298
5.00%, 10/01/28(b)	CLP	95,000,000	95,774
4.70%, 9/01/30(b)	CLP	190,000,000	186,013
5.00%, 3/01/35	CLP	55,000,000	52,745

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Chile (Continued)
Chile Government International Bond,
2.55%, 1/27/32		$390,000	$343,987
2.55%, 7/27/33		200,000	170,238
3.50%, 1/31/34		400,000	367,538
3.10%, 5/07/41		600,000	473,517
			1,844,441
China – 2.4%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	52,317
Agricultural Development Bank of China, 2.25%, 4/22/25	CNH	4,120,000	606,587
Alibaba Group Holding Ltd.,
4.50%, 11/28/34		200,000	190,048
4.00%, 12/06/37		200,000	175,918

China Development Bank, 4.88%, 2/09/28	CNH	970,000	158,457
China Evergrande Group, 8.75%, 6/28/25		200,000	17,100
China Government Bond,
2.85%, 6/04/27	CNH	4,650,000	698,458
3.28%, 12/03/27	CNH	2,220,000	340,427
3.27%, 11/19/30	CNH	7,560,000	1,160,328

Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(b)(j)		75,000	57,750
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(l)		200,000	19,589
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
5.00%, 1/15/33		78,000	79,379
3.13%, 2/15/42		23,000	17,291
3.25%, 11/30/51		55,000	39,374

Sunac China Holdings Ltd., 6.50%, 1/26/26		200,000	22,010
Tencent Holdings Ltd.,
2.39%, 6/03/30		200,000	169,779
3.92%, 1/19/38		200,000	167,224

Times China Holdings Ltd., 6.20%, 3/22/26		215,000	19,350
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		200,000	14,046
Zhenro Properties Group Ltd., 6.63%, 1/07/26		200,000	13,000
			4,018,432
Colombia – 1.9%
AI Candelaria Spain S.A., 5.75%, 6/15/33(b)		250,000	187,500
		Par(a)	Value
Colombia (Continued)
Colombia Government International Bond,
3.13%, 4/15/31		$400,000	$315,531
4.13%, 2/22/42		600,000	407,674
Colombian TES,
7.50%, 8/26/26	COP	1,737,800,000	354,600
5.75%, 11/03/27	COP	1,141,100,000	206,237
6.00%, 4/28/28	COP	1,425,600,000	254,345
7.75%, 9/18/30	COP	1,111,000,000	201,634
7.00%, 6/30/32	COP	3,035,500,000	498,980
Ecopetrol S.A.,
4.62%, 11/02/31		225,000	185,063
5.88%, 5/28/45		175,000	132,573
5.87%, 11/02/51		90,000	65,925

Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25		200,000	169,952
Millicom International Cellular S.A., 5.12%, 1/15/28		180,000	165,348
			3,145,362
Czech Republic – 0.8%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	8,090,000	301,260
1.00%, 6/26/26	CZK	6,500,000	231,064
2.75%, 7/23/29	CZK	8,230,000	308,331
0.95%, 5/15/30	CZK	8,670,000	281,453
2.00%, 10/13/33	CZK	4,740,000	161,894
			1,284,002
Denmark – 0.1%
Danske Bank A/S, 4.38%, 6/12/28(b)		200,000	192,427
Dominican Republic – 0.7%
Dominican Republic International Bond,
5.50%, 2/22/29(b)		150,000	138,973
4.50%, 1/30/30(b)		190,000	164,043
4.87%, 9/23/32(b)		480,000	403,674
5.30%, 1/21/41(b)		600,000	468,426
			1,175,116

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Ecuador – 0.2%
Ecuador Government International Bond,
(Step to 6.00% on 7/31/23), 5.50%, 7/31/30(k)	$625,610	$369,852
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35(b)(k)	44,407	20,082
		389,934
Egypt – 0.5%
Egypt Government International Bond,
6.59%, 2/21/28	275,000	191,192
7.05%, 1/15/32(b)	360,000	226,102
7.30%, 9/30/33	200,000	125,401
8.88%, 5/29/50	225,000	133,715

Energean PLC, 6.50%, 4/30/27(b)	200,000	176,042
		852,452
El Salvador – 0.1%
El Salvador Government International Bond,
6.38%, 1/18/27	230,000	83,000
8.25%, 4/10/32	210,000	75,054
7.12%, 1/20/50	300,000	96,287
		254,341
France – 0.6%
Altice France S.A., 5.12%, 1/15/29(b)	290,000	245,656
BPCE S.A., (SOFR + 1.09%), 2.04%, 10/19/27(b)(h)	250,000	223,611
Danone S.A., 2.59%, 11/02/23(b)	200,000	197,947
Orange S.A., 9.00%, 3/01/31	37,000	48,798
Societe Generale S.A., (1Y US Treasury CMT + 1.60%), 3.34%, 1/21/33(b)(h)	200,000	166,853
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	47,000	44,128
2.99%, 6/29/41	32,000	26,532

XLIT Ltd., 5.50%, 3/31/45	104,000	110,495
		1,064,020
Gabon – 0.1%
Gabon Government International Bond, 6.63%, 2/06/31	200,000	141,990
		Par(a)	Value
Germany – 0.2%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(h)		$400,000	$345,068
Ghana – 0.2%
Ghana Government International Bond,
8.12%, 3/26/32		200,000	90,982
7.88%, 2/11/35		200,000	88,678
8.87%, 5/07/42		400,000	177,959
			357,619
Guatemala – 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		95,000	89,859
Guatemala Government Bond, 3.70%, 10/07/33(b)		400,000	332,186
			422,045
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)		200,000	141,579
Hungary – 0.3%
Hungary Government Bond,
1.00%, 11/26/25	HUF	39,680,000	75,124
3.00%, 10/27/27	HUF	62,670,000	117,718
3.25%, 10/22/31	HUF	91,050,000	159,126
3.00%, 10/27/38	HUF	23,570,000	33,501

Hungary Government International Bond, 5.25%, 6/16/29(b)		200,000	202,500
			587,969
India – 0.1%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 3/25/27(b)		196,000	157,088
Indonesia – 4.1%
Freeport Indonesia PT,
5.32%, 4/14/32(b)		400,000	374,000
6.20%, 4/14/52(b)		200,000	176,780
Indonesia Asahan Aluminium Persero PT,
4.75%, 5/15/25(b)		400,000	403,600
5.45%, 5/15/30(b)		300,000	286,506
Indonesia Treasury Bond,
8.37%, 3/15/24	IDR	2,716,000,000	191,945
6.50%, 6/15/25	IDR	5,438,000,000	371,110

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
8.37%, 9/15/26	IDR	$5,700,000,000	$411,660
6.13%, 5/15/28	IDR	4,200,000,000	274,811
9.00%, 3/15/29	IDR	9,247,000,000	693,594
7.00%, 9/15/30	IDR	7,666,000,000	514,254
6.50%, 2/15/31	IDR	6,870,000,000	448,175
6.37%, 4/15/32	IDR	2,607,000,000	168,307
7.50%, 8/15/32	IDR	5,944,000,000	407,825
8.37%, 3/15/34	IDR	3,453,000,000	250,725
7.50%, 6/15/35	IDR	8,176,000,000	560,262
Perusahaan Penerbit SBSN Indonesia III,
4.15%, 3/29/27		500,000	503,750
4.40%, 6/06/27(b)		200,000	204,500
2.55%, 6/09/31		200,000	177,300
4.70%, 6/06/32(b)		400,000	413,884

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		200,000	165,380
			6,998,368
Iraq – 0.3%
Iraq International Bond, 5.80%, 1/15/28		536,250	464,584
Ireland – 0.1%
Avolon Holdings Funding Ltd.,
2.12%, 2/21/26(b)		67,000	58,220
4.25%, 4/15/26(b)		99,000	92,197
2.53%, 11/18/27(b)		36,000	29,828
			180,245
Israel – 0.8%
Bank Leumi Le-Israel B.M., 5.13%, 7/27/27(b)		200,000	204,870
Energean Israel Finance Ltd.,
4.88%, 3/30/26(b)		30,000	27,597
5.37%, 3/30/28(b)		65,000	57,667
5.87%, 3/30/31(b)		175,000	149,737

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		50,000	45,750
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		40,000	36,110
4.10%, 10/01/46		1,132,000	796,870
			1,318,601
		Par(a)	Value
Italy – 0.1%
Telecom Italia Capital S.A.,
6.37%, 11/15/33		$60,000	$50,034
6.00%, 9/30/34		10,000	7,878
7.20%, 7/18/36		39,000	32,346

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(h)		200,000	164,200
			254,458
Ivory Coast – 0.1%
Ivory Coast Government International Bond,
4.88%, 1/30/32(b)	EUR	100,000	76,529
6.87%, 10/17/40(b)	EUR	175,000	131,241
			207,770
Japan – 0.4%
SoftBank Group Corp., 4.63%, 7/06/28		605,000	502,652
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		200,000	209,039
			711,691
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		200,000	194,666
Kazakhstan – 0.3%
KazMunayGas National Co. JSC, 3.50%, 4/14/33(b)		725,000	549,043
Luxembourg – 0.2%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	211,373
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(j)		200,000	151,356
			362,729
Macau – 0.5%
MGM China Holdings Ltd., 4.75%, 2/01/27(b)		200,000	158,137
Sands China Ltd.,
3.10%, 3/08/29(b)		10,000	7,950
4.88%, 6/18/30		400,000	345,000

Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	102,019
Wynn Macau Ltd., 5.12%, 12/15/29(b)		200,000	153,000
			766,106
Malaysia – 2.1%
Malaysia Government Bond,
4.18%, 7/15/24	MYR	980,000	224,132

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Malaysia (Continued)
Malaysia Government Bond,
3.95%, 9/15/25	MYR	$1,720,000	$390,850
3.90%, 11/30/26	MYR	1,000,000	226,534
3.90%, 11/16/27	MYR	2,685,000	608,218
3.73%, 6/15/28	MYR	2,174,000	487,353
3.89%, 8/15/29	MYR	3,048,000	684,847
3.58%, 7/15/32	MYR	1,960,000	429,029
3.76%, 5/22/40	MYR	778,000	160,621

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	372,145
			3,583,729
Mexico – 4.6%
America Movil S.A.B. de C.V., 5.37%, 4/04/32(b)		200,000	189,566
Braskem Idesa SAPI, 6.99%, 2/20/32(b)		200,000	172,440
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(g)(h)		200,000	167,000
3.88%, 7/11/31(b)		490,000	393,225

Comision Federal de Electricidad, 6.26%, 2/15/52		200,000	169,423
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.90%, 11/20/26(b)		200,000	157,252
Mexican Bonos,
10.00%, 12/05/24	MXN	11,081,700	552,731
5.75%, 3/05/26	MXN	13,387,900	595,187
7.50%, 6/03/27	MXN	20,383,800	952,363
8.50%, 5/31/29	MXN	15,406,300	748,727
7.75%, 5/29/31	MXN	12,832,000	594,491
10.00%, 11/20/36	MXN	1,346,500	73,242
8.50%, 11/18/38	MXN	13,050,000	623,395
Mexico Government International Bond,
4.50%, 4/22/29		600,000	598,946
3.50%, 2/12/34		200,000	173,585
4.28%, 8/14/41		400,000	331,071
5.00%, 4/27/51		200,000	175,015
Petroleos Mexicanos,
5.95%, 1/28/31		277,000	215,021
6.62%, 6/15/35		270,000	197,537
6.50%, 6/02/41		392,000	265,985
7.69%, 1/23/50		524,000	381,865
			7,728,067
	Par(a)	Value
Mozambique – 0.1%
Mozambique International Bond, (Step to 9.00% on 9/15/23), 5.00%, 9/15/31(k)	$200,000	$136,200
Netherlands – 0.5%
Cooperatieve Rabobank U.A., 4.38%, 8/04/25	250,000	250,761
ING Groep N.V., (SOFR + 1.83%), 4.02%, 3/28/28(h)	200,000	193,774
Shell International Finance B.V.,
4.12%, 5/11/35	31,000	31,021
2.88%, 11/26/41	29,000	23,575
4.00%, 5/10/46	109,000	100,922
3.00%, 11/26/51	62,000	49,662

UPC Broadband Finco B.V., 4.87%, 7/15/31(b)	220,000	194,515
		844,230
Nigeria – 0.6%
IHS Netherlands Holdco B.V., 8.00%, 9/18/27	200,000	178,374
Nigeria Government International Bond,
6.13%, 9/28/28(b)	459,000	328,398
7.37%, 9/28/33	300,000	199,633
7.70%, 2/23/38(b)	390,000	247,728
		954,133
Oman – 0.9%
Oman Government International Bond,
4.75%, 6/15/26	200,000	195,918
6.00%, 8/01/29	200,000	200,273
6.25%, 1/25/31(b)	290,000	288,550
6.50%, 3/08/47	425,000	368,914

OQ SAOC, 5.12%, 5/06/28	450,000	429,654
		1,483,309
Pakistan – 0.2%
Pakistan Government International Bond,
6.00%, 4/08/26(b)	200,000	104,000
6.88%, 12/05/27	335,000	173,270
		277,270
Panama – 0.9%
Panama Government International Bond,
3.16%, 1/23/30	400,000	361,490
2.25%, 9/29/32	750,000	598,455
6.70%, 1/26/36	200,000	220,292
3.87%, 7/23/60	600,000	434,485
		1,614,722

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Paraguay – 0.4%
Paraguay Government International Bond,
2.74%, 1/29/33		$200,000	$162,833
5.60%, 3/13/48		500,000	442,420
			605,253
Peru – 1.3%
Peru Government Bond,
5.94%, 2/12/29	PEN	370,000	84,021
6.15%, 8/12/32	PEN	1,150,000	252,285
5.35%, 8/12/40	PEN	474,000	87,466
Peruvian Government International Bond,
8.20%, 8/12/26	PEN	800,000	210,474
6.35%, 8/12/28	PEN	675,000	158,436
2.78%, 1/23/31		340,000	299,478
3.00%, 1/15/34		890,000	762,115
6.90%, 8/12/37	PEN	700,000	156,209
3.30%, 3/11/41		240,000	194,274

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		30,000	26,250
			2,231,008
Philippines – 0.7%
Philippine Government International Bond,
1.95%, 1/06/32		400,000	337,563
3.56%, 9/29/32		400,000	389,571
3.20%, 7/06/46		550,000	436,288
			1,163,422
Poland – 1.5%
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	680,000	142,294
2.50%, 4/25/24	PLN	2,955,000	595,512
0.75%, 4/25/25	PLN	2,034,000	380,610
2.50%, 7/25/26	PLN	1,668,000	314,778
2.50%, 7/25/27	PLN	4,133,000	762,265
2.75%, 10/25/29	PLN	1,005,000	181,177
1.25%, 10/25/30	PLN	671,000	105,798
			2,482,434
Qatar – 1.2%
Qatar Energy,
1.38%, 9/12/26		400,000	370,312
2.25%, 7/12/31(b)		800,000	710,939
3.13%, 7/12/41(b)		225,000	190,112

Qatar Government International Bond, 3.75%, 4/16/30(b)		800,000	819,440
			2,090,803
		Par(a)	Value
Romania – 0.7%
Romania Government Bond,
3.25%, 4/29/24	RON	$1,325,000	$254,078
4.75%, 2/24/25	RON	360,000	69,095
3.25%, 6/24/26	RON	1,625,000	284,858
5.00%, 2/12/29	RON	470,000	82,358
6.70%, 2/25/32	RON	590,000	111,687
Romanian Government International Bond,
3.00%, 2/27/27(b)		334,000	304,586
3.00%, 2/14/31(b)		150,000	123,250
			1,229,912
Saudi Arabia – 1.0%
Saudi Arabian Oil Co.,
3.50%, 4/16/29		425,000	416,456
2.25%, 11/24/30		350,000	310,294
4.25%, 4/16/39		400,000	386,156
Saudi Government International Bond,
3.25%, 10/26/26		275,000	275,155
3.62%, 3/04/28		200,000	202,951
3.45%, 2/02/61		200,000	161,362
			1,752,374
Senegal – 0.1%
Senegal Government International Bond, 6.75%, 3/13/48		200,000	142,342
South Africa – 3.3%
Anglo American Capital PLC, 5.63%, 4/01/30(b)		200,000	205,793
Eskom Holdings SOC Ltd.,
6.75%, 8/06/23		200,000	198,655
7.12%, 2/11/25		225,000	210,113
6.35%, 8/10/28		400,000	382,040
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	232,224
8.00%, 1/31/30	ZAR	18,485,369	978,911
7.00%, 2/28/31	ZAR	9,175,658	440,568
8.25%, 3/31/32	ZAR	7,138,045	365,300
8.87%, 2/28/35	ZAR	16,384,022	842,210
6.25%, 3/31/36	ZAR	3,350,467	134,053
8.50%, 1/31/37	ZAR	12,324,445	598,842
Republic of South Africa Government International Bond,
4.85%, 9/30/29		200,000	183,306
5.88%, 4/20/32		700,000	648,106
7.30%, 4/20/52		200,000	174,483
			5,594,604

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Spain – 0.2%
Banco Santander S.A., (5Y US Treasury CMT + 3.75%), 4.75%, 11/12/26(g)(h)		$200,000	$170,790
Cellnex Finance Co. S.A., 3.88%, 7/07/41(b)		200,000	141,758
Iberdrola International B.V., 5.81%, 3/15/25		33,000	34,864
			347,412
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
6.20%, 5/11/27		275,000	82,473
6.75%, 4/18/28		400,000	119,758
			202,231
Switzerland – 0.6%
Consolidated Energy Finance S.A., 6.50%, 5/15/26(b)		150,000	140,245
Credit Suisse Group A.G., (5Y US Treasury CMT + 4.89%), 5.25%, 2/11/27(b)(g)(h)		200,000	165,000
Roche Holdings, Inc., 2.08%, 12/13/31(b)		200,000	177,638
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)		32,000	30,664
UBS A.G., 5.12%, 5/15/24		200,000	201,625
UBS Group A.G.,
(5Y US Treasury CMT + 4.86%), 5.12%, 7/29/26(g)(h)		200,000	191,368
(5Y US Treasury CMT + 3.31%), 4.38%, 2/10/31(b)(g)(h)		200,000	160,750
			1,067,290
Tanzania, United Republic of – 0.1%
HTA Group Ltd., 7.00%, 12/18/25(b)		255,000	225,328
Thailand – 2.0%
GC Treasury Center Co. Ltd., 5.20%, 3/30/52(b)		200,000	176,126
Thailand Government Bond,
0.75%, 6/17/24	THB	14,600,000	389,742
1.00%, 6/17/27	THB	29,822,000	764,831
2.87%, 12/17/28	THB	29,638,000	828,003
1.60%, 12/17/29	THB	5,919,000	151,470
2.00%, 12/17/31	THB	24,176,000	630,704
		Par(a)	Value
Thailand (Continued)
Thailand Government Bond,
1.59%, 12/17/35	THB	$7,400,000	$170,171
3.30%, 6/17/38	THB	8,000,000	218,309
			3,329,356
Turkey – 0.2%
Turkey Government International Bond,
4.88%, 10/09/26		325,000	265,668
5.87%, 6/26/31		200,000	145,204
			410,872
Ukraine – 0.1%
NPC Ukrenergo, 6.88%, 11/09/26(b)(f)		200,000	35,000
Ukraine Government International Bond,
7.75%, 9/01/27		380,000	79,026
7.25%, 3/15/33		280,000	56,000
			170,026
United Arab Emirates – 1.1%
Abu Dhabi Government International Bond, 3.12%, 9/30/49		400,000	334,900
DP World Salaam, (5Y US Treasury CMT + 5.75%), 6.00%, 10/01/25(g)(h)		200,000	200,750
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34(b)		192,172	167,494
2.63%, 3/31/36(b)		800,000	674,930
2.94%, 9/30/40(b)		221,087	185,716

UAE International Government Bond, 2.87%, 10/19/41(b)		400,000	336,074
			1,899,864
United Kingdom – 1.2%
BAT Capital Corp.,
2.73%, 3/25/31		198,000	160,217
3.98%, 9/25/50		104,000	72,136

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)		200,000	180,784
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		200,000	195,606
HSBC Holdings PLC, (SOFR + 1.73%), 2.01%, 9/22/28(h)		200,000	174,186
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)		200,000	154,266

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
United Kingdom (Continued)

Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.00%), 2.44%, 2/05/26(h)	$200,000	$190,469
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	182,890
Standard Chartered PLC, (1Y US Treasury CMT + 1.65%), 3.97%, 3/30/26(b)(h)	200,000	196,038
Unilever Capital Corp., 2.63%, 8/12/51	100,000	76,351
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	237,500
Vodafone Group PLC,
5.12%, 6/19/59	41,000	39,399
(5Y US Treasury CMT + 3.07%), 5.12%, 6/04/81(h)	140,000	106,518
		1,966,360
Uruguay – 0.6%
Uruguay Government International Bond,
4.38%, 10/27/27	370,000	384,591
4.38%, 1/23/31	478,136	501,145
4.97%, 4/20/55	159,844	167,174
		1,052,910
Zambia – 0.5%
First Quantum Minerals Ltd., 6.88%, 3/01/26(b)	800,000	771,893
Zambia Government International Bond, 8.50%, 4/14/24	200,000	117,402
		889,295
Total Foreign Issuer Bonds (Cost $95,301,614)		85,037,247

Mortgage-Backed Securities – 0.8%
Commercial Mortgage-Backed Securities – 0.8%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.95%, 5/10/47(b)(m)	175,000	158,672
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	95,000
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 5.16%, 8/10/44(b)(m)	315,000	134,190
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.16%, 8/10/44(b)(m)	$35,000	$29,050
Series 2013-GC13, Class C, 4.07%, 7/10/46(b)(m)	320,000	292,406
Series 2014-GC22, Class D, 4.69%, 6/10/47(b)(m)	50,000	44,350

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	91,025
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.35%, 8/15/46(m)	110,000	79,352
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(b)(m)	100,000	81,116
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	46,643
Series 2016-C36, Class C, 4.13%, 11/15/59(m)	45,000	35,977
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 22.81%, 3/15/44(b)(m)	173,662	73,980
Series 2012-C7, Class D, 4.69%, 6/15/45(b)(m)	320,000	148,800
Series 2012-C10, Class C, 4.34%, 12/15/45(m)	120,000	112,909
		1,423,470
Total Mortgage-Backed Securities (Cost $1,794,810)		1,423,470

U.S. Government Obligations – 1.4%
U.S. Treasury Bonds – 0.3%
3.25%, 5/15/42	333,200	333,565
2.25%, 2/15/52	229,300	193,364
		526,929
U.S. Treasury Notes – 1.1%
3.00%, 6/30/24	120,000	120,173
3.00%, 7/31/24	34,000	34,064
2.87%, 6/15/25	145,000	145,136
3.00%, 7/15/25	192,900	193,865

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
2.63%, 5/31/27	$855,000	$852,195
3.25%, 6/30/27	321,100	329,127
2.75%, 7/31/27	30,000	30,075
3.25%, 6/30/29	6,000	6,204
2.88%, 5/15/32	104,200	106,072
		1,816,911
Total U.S. Government Obligations (Cost $2,293,286)		2,343,840

	Number of Shares
Warrants – 0.0%(d)
Engineering & Construction – 0.0%(d)
Mcdermott International Ltd., Class A (n)	3,868	39
Mcdermott International Ltd., Class B (n)	4,298	43
		82
Total Warrants (Cost $6,000)		82

	Par(a)/Number of Shares
Short-Term Investments – 5.3%
Corporate Bonds – 0.1%
Aviation Capital Group LLC, 3.87%, 5/01/23(b)	48,000	47,516
Boeing (The) Co., 4.51%, 5/01/23	149,000	149,428
		196,944
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 0.4%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/23(e)	BRL	$940,000	$171,977
Fantasia Holdings Group Co. Ltd., 11.87%, 6/01/23		200,000	15,729
Malaysia Government Bond, 3.48%, 3/15/23	MYR	240,000	54,165
Romania Government Bond, 4.25%, 6/28/23	RON	1,685,000	338,149
			580,020
Money Market Fund – 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(o)		7,267,685	7,267,685
U.S. Treasury Notes – 0.5%
U.S. Treasury Notes, 0.13%, 3/31/23		590,000	579,029
U.S. Treasury Notes, 0.25%, 4/15/23		305,000	299,198
			878,227
Total Short-Term Investments (Cost $9,051,637)			8,922,876
Total Investments – 99.6% (Cost $183,748,838)			169,017,742
Other Assets less Liabilities – 0.4%(p)			708,721
NET ASSETS – 100.0%			$169,726,463

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Zero coupon bond.
(f)	Restricted security that has been deemed illiquid. At July 31, 2022, the value of these restricted illiquid securities amounted to $341,210 or 0.20% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
2020 Cash Mandatory Exchangeable Trust, 0.00%	5/6/21	$305,140
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 6/30/28	6/16/20-1/12/21	75,900
NPC Ukrenergo, 6.88%, 11/9/26	11/8/21	203,750

(g)	Perpetual bond. Maturity date represents next call date.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2022 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2022.
(j)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(k)	Step coupon bond. Rate as of July 31, 2022 is disclosed.
(l)	Issuer has defaulted on terms of debt obligation.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2022 is disclosed.
(n)	Investment is valued using significant unobservable inputs (Level 3).
(o)	7-day current yield as of July 31, 2022 is disclosed.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1Y	1 Year
3M	3 Month
5Y	5 Year
10Y	10 Year
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMS	Constant Maturity Swap
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CP	Commercial Paper
CVR	Contingent Value Rights
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	74.4
All other currencies less than 5%	25.6
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	50.1
Corporate Bonds	39.3
Short-Term Investments	5.3
All other sectors less than 5%	5.3
Total	100.0
(a)Percentages shown are based on Net Assets.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	3	9/21/2022	USD	474,938	$(3,172)
2-Year U.S. Treasury Note	12	10/05/2022	USD	2,525,531	(8,328)
5-Year U.S. Treasury Note	18	10/05/2022	USD	2,047,078	12,665
Total Long Contracts					$1,165
Short Contracts
10-Year U.S. Treasury Note	(14)	9/21/2022	USD	1,695,969	$(16,610)
U.S. Treasury Long Bond	(9)	9/21/2022	USD	1,296,000	(28,080)
Ultra 10-Year U.S. Treasury Note	(6)	9/21/2022	USD	787,500	(10,000)
Total Short Contracts					$(54,690)
					$(53,525)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/27/22	U.S. Dollars	487,300	Czech Republic Koruna	11,619,913	Goldman Sachs	$8,571
10/03/22	U.S. Dollars	226,702	Euro	214,000	Goldman Sachs	6,966
09/27/22	Czech Republic Koruna	5,800,000	U.S. Dollars	235,269	Citibank	3,685
11/01/22	Colombian Pesos	629,014,320	U.S. Dollars	141,900	Bank of America	2,299
09/27/22	Czech Republic Koruna	5,819,913	U.S. Dollars	237,877	Barclays	1,898
01/04/23	Hungarian Forints	73,904,705	U.S. Dollars	178,144	Citibank	1,454
01/04/23	Hungarian Forints	59,250,516	U.S. Dollars	142,601	BNP	1,386
08/22/22	U.S. Dollars	78,500	Romanian Leu	374,076	Baring	1,220
09/09/22	U.S. Dollars	91,962	Czech Republic Koruna	2,207,727	BNP	786
08/22/22	Chinese Offshore Yuan	1,975,672	U.S. Dollars	292,000	Bank of America	754
01/04/23	Hungarian Forints	41,771,684	U.S. Dollars	100,898	JPMorgan Chase	613
08/22/22	U.S. Dollars	64,447	Romanian Leu	311,667	JPMorgan Chase	60
08/22/22	U.S. Dollars	33,319	Romanian Leu	161,113	Barclays	35
Total Unrealized Appreciation						$29,727

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
08/22/22	U.S. Dollars	63,700	Chinese Offshore Yuan	430,156	BNP	$(40)
08/22/22	Chinese Offshore Yuan	2,171,852	U.S. Dollars	323,000	Morgan Stanley	(1,176)
09/27/22	U.S. Dollars	170,335	Polish Zloty	806,963	Morgan Stanley	(1,858)
08/22/22	Romanian Leu	846,857	U.S. Dollars	177,000	JPMorgan Chase	(2,049)
09/09/22	Czech Republic Koruna	2,207,727	U.S. Dollars	94,281	JPMorgan Chase	(3,105)
09/27/22	Polish Zloty	806,963	U.S. Dollars	178,000	Goldman Sachs	(5,807)
10/17/22	Thai Baht	17,849,373	U.S. Dollars	494,579	JPMorgan Chase	(6,998)
Total Unrealized Depreciation						$(21,033)
Net Unrealized Appreciation						$8,694
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2022:
Exchange Traded
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index Series 38 (Pay Quarterly)	1.00%	6/20/2027	Morgan Stanley	USD	2,269,000	$(25,538)	$(22,621)	$(2,917)
Total						$(25,538)	$(22,621)	$(2,917)

Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2022: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount(1)	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 01/07/2025 (Pay Quarterly)	0.80%	1.00%	06/20/2027	Morgan Stanley	USD	190,000	$(13,785)	$(15,618)	$1,833
Total							$(13,785)	$(15,618)	$1,833

(1)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$429,912	$—	$429,912
Common Stocks	1,279,146	—	—	1,279,146
Convertible Bonds	—	2,284,502	—	2,284,502
Convertible Preferred Stocks	86,747	299,710	—	386,457
Corporate Bonds	—	66,669,547	—	66,669,547
Foreign Government Inflation-Linked Bonds	—	240,663	—	240,663
Foreign Issuer Bonds	—	85,037,247	—	85,037,247
Mortgage-Backed Securities	—	1,423,470	—	1,423,470
U.S. Government Obligations	—	2,343,840	—	2,343,840
Warrants	—	—	82	82
Short-Term Investments	7,267,685	1,655,191	—	8,922,876
Total Investments	$8,633,578	$160,384,082	$82	$169,017,742

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$12,665	$—	$—	$12,665
Forward Foreign Currency Exchange Contracts	—	29,727	—	29,727
Total Assets - Derivative Financial Instruments	$12,665	$29,727	$—	$42,392
Liabilities:
Futures Contracts	$(66,190)	$—	$—	$(66,190)
Forward Foreign Currency Exchange Contracts	—	(21,033)	—	(21,033)
Swap Agreements	—	(39,323)	—	(39,323)
Total Liabilities - Derivative Financial Instruments	$(66,190)	$(60,356)	$—	$(126,546)
Net Derivative Financial Instruments	$(53,525)	$(30,629)	$—	$(84,154)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 53.8%
Advertising – 1.7%
Dentsu Group, Inc. (Japan)	2,800	$97,808
Omnicom Group, Inc.	45,734	3,194,063
WPP PLC (United Kingdom)	13,946	150,511
		3,442,382
Aerospace/Defense – 0.2%
BAE Systems PLC (United Kingdom)	34,152	320,986
Agriculture – 0.3%
British American Tobacco PLC (United Kingdom)	13,907	544,927
Japan Tobacco, Inc. (Japan)	4,600	82,596
		627,523
Apparel – 1.6%
Tapestry, Inc.	94,528	3,178,977
Auto Manufacturers – 0.8%
Honda Motor Co. Ltd. (Japan)	18,900	484,354
Nissan Motor Co. Ltd. (Japan)	38,600	146,791
Toyota Motor Corp. (Japan)	59,100	959,254
		1,590,399
Auto Parts & Equipment – 0.4%
Bridgestone Corp. (Japan)	8,800	343,252
Denso Corp. (Japan)	3,000	164,085
Stanley Electric Co. Ltd. (Japan)	7,800	137,064
Sumitomo Electric Industries Ltd. (Japan)	7,700	85,846
		730,247
Banks – 3.5%
ABN AMRO Bank N.V. - CVA (Netherlands)(a)	6,108	62,289
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	39,420	178,639
Banco Santander S.A. (Spain)	107,118	267,995
Barclays PLC (United Kingdom)	202,974	388,810
BNP Paribas S.A. (France)	7,813	369,143
CaixaBank S.A. (Spain)	24,977	74,999
Credit Suisse Group A.G. (Switzerland)(b)	11,761	68,409
DNB Bank ASA (Norway)	4,323	85,274
Erste Group Bank A.G. (Austria)	3,344	84,779
HSBC Holdings PLC (United Kingdom)	240,823	1,508,506
	Number of Shares	Value
Banks (Continued)
ING Groep N.V. (Netherlands)	35,249	$342,403
Intesa Sanpaolo S.p.A. (Italy)	77,084	136,887
KBC Group N.V. (Belgium)	1,152	60,338
Lloyds Banking Group PLC (United Kingdom)	1,037,657	574,508
Mitsubishi UFJ Financial Group, Inc. (Japan)	51,600	290,740
Mizuho Financial Group, Inc. (Japan)	7,100	84,677
Natwest Group PLC (United Kingdom)	105,364	320,018
Nordea Bank Abp (Finland)	15,095	148,836
Resona Holdings, Inc. (Japan)	26,700	103,763
Skandinaviska Enskilda Banken AB Class A (Sweden)	9,939	107,673
Standard Chartered PLC (United Kingdom)	48,117	331,656
Sumitomo Mitsui Financial Group, Inc. (Japan)	14,700	461,170
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	8,500	279,219
Svenska Handelsbanken AB, Class A (Sweden)	12,493	112,336
Swedbank AB, Class A (Sweden)	9,534	132,047
UBS Group A.G. (Switzerland)(b)	19,008	310,597
UniCredit S.p.A. (Italy)	12,574	124,353
		7,010,064
Beverages – 0.8%
Anheuser-Busch InBev S.A./N.V. (Belgium)	8,939	478,843
Asahi Group Holdings Ltd. (Japan)	2,100	73,010
Diageo PLC (United Kingdom)	15,299	724,742
Kirin Holdings Co. Ltd. (Japan)	16,900	277,977
		1,554,572
Building Materials – 0.1%
Daikin Industries Ltd. (Japan)	1,400	245,530
Chemicals – 0.3%
Nitto Denko Corp. (Japan)	2,400	154,549

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Shin-Etsu Chemical Co. Ltd. (Japan)	2,700	$345,854
Toray Industries, Inc. (Japan)	15,700	85,994
		586,397
Commercial Services – 3.2%
Experian PLC (United Kingdom)	5,888	206,152
H&R Block, Inc.	43,023	1,719,199
Nielsen Holdings PLC	77,560	1,857,562
Recruit Holdings Co. Ltd. (Japan)	9,000	336,358
RELX PLC (United Kingdom)	11,108	328,902
Rentokil Initial PLC (United Kingdom)	18,587	122,729
Secom Co. Ltd. (Japan)	25,518	1,704,350
		6,275,252
Computers – 1.0%
Cognizant Technology Solutions Corp., Class A	29,898	2,031,868
Cosmetics/Personal Care – 0.6%
Haleon PLC (United Kingdom)*	30,310	107,708
Kao Corp. (Japan)	7,000	304,461
Unilever PLC (United Kingdom)	15,225	741,502
		1,153,671
Distribution/Wholesale – 0.6%
Bunzl PLC (United Kingdom)	3,467	130,119
Ferguson PLC	1,081	135,988
ITOCHU Corp. (Japan)	12,900	375,515
Mitsubishi Corp. (Japan)	9,000	267,474
Mitsui & Co. Ltd. (Japan)	12,300	271,366
		1,180,462
Diversified Financial Services – 1.8%
Daiwa Securities Group, Inc. (Japan)	17,300	79,861
Deutsche Boerse A.G. (Germany)	1,246	217,508
Japan Exchange Group, Inc. (Japan)	5,200	82,684
Julius Baer Group Ltd. (Switzerland)	2,488	128,655
London Stock Exchange Group PLC (United Kingdom)	5,377	524,756
ORIX Corp. (Japan)	9,400	167,525
Schroders PLC (United Kingdom)	1,058	38,375
	Number of Shares	Value
Diversified Financial Services (Continued)
St James's Place PLC (United Kingdom)	16,062	$241,269
Visa, Inc., Class A	9,732	2,064,254
		3,544,887
Electric – 0.2%
Chubu Electric Power Co., Inc. (Japan)	8,300	88,540
National Grid PLC (United Kingdom)	18,021	248,142
SSE PLC (United Kingdom)	5,899	127,409
		464,091
Electrical Component & Equipment – 0.0%(c)
Casio Computer Co. Ltd. (Japan)	6,300	61,626
Electronics – 0.5%
Hoya Corp. (Japan)	1,700	170,326
Kyocera Corp. (Japan)	3,200	177,884
Murata Manufacturing Co. Ltd. (Japan)	4,900	286,212
Nidec Corp. (Japan)	2,600	180,685
TDK Corp. (Japan)	8,100	255,107
		1,070,214
Engineering & Construction – 1.8%
Ferrovial S.A. (Spain)	94,070	2,519,019
Vinci S.A. (France)	9,874	946,510
		3,465,529
Entertainment – 1.7%
Entain PLC (United Kingdom)*	5,078	74,723
International Game Technology PLC	171,361	3,247,291
		3,322,014
Food – 0.4%
Associated British Foods PLC (United Kingdom)	6,224	127,127
MEIJI Holdings Co. Ltd. (Japan)	4,500	234,945
Seven & i Holdings Co. Ltd. (Japan)	4,500	183,421
Tesco PLC (United Kingdom)	79,632	255,391
Yamazaki Baking Co. Ltd. (Japan)	5,886	71,065
		871,949
Food Service – 0.2%
Compass Group PLC (United Kingdom)	13,030	305,377

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Gas – 0.0%(c)
Osaka Gas Co. Ltd. (Japan)	4,600	$82,699
Healthcare - Products – 2.0%
DENTSPLY SIRONA, Inc.	26,544	959,831
Medtronic PLC	28,031	2,593,428
Olympus Corp. (Japan)	8,600	184,059
Smith & Nephew PLC (United Kingdom)	8,587	110,095
		3,847,413
Healthcare - Services – 2.4%
DaVita, Inc.*	12,400	1,043,584
Fresenius Medical Care A.G. & Co. KGaA (Germany)	53,692	1,990,551
Pediatrix Medical Group, Inc.*	78,325	1,774,845
		4,808,980
Home Builders – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)*	2,730	141,478
Sekisui House Ltd. (Japan)	4,861	86,095
		227,573
Home Furnishings – 0.4%
Panasonic Holdings Corp. (Japan)	23,900	197,322
Sony Group Corp. (Japan)	6,800	576,830
		774,152
Household Products/Wares – 0.2%
Reckitt Benckiser Group PLC (United Kingdom)	5,367	435,343
Insurance – 1.7%
Allianz S.E. (Germany)(b)	2,628	477,261
Assicurazioni Generali S.p.A. (Italy)	4,089	61,129
Aviva PLC (United Kingdom)	38,889	188,333
AXA S.A. (France)	13,218	304,576
Dai-ichi Life Holdings, Inc. (Japan)	6,500	113,067
Hannover Rueck S.E. (Germany)	503	71,349
Legal & General Group PLC (United Kingdom)	95,226	304,106
MS&AD Insurance Group Holdings, Inc. (Japan)	6,000	194,588
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Germany)(b)	842	190,887
Prudential PLC (Hong Kong)	39,215	483,693
	Number of Shares	Value
Insurance (Continued)
Sampo OYJ, Class A (Finland)	1,457	$62,947
Sompo Holdings, Inc. (Japan)	2,200	98,189
Swiss Life Holding A.G. (Switzerland)(b)	197	104,358
Swiss Re A.G.	1,982	148,723
Tokio Marine Holdings, Inc. (Japan)	3,600	210,744
Tryg A/S (Denmark)	2,537	57,847
Zurich Insurance Group A.G. (Switzerland)	818	357,080
		3,428,877
Internet – 6.8%
Alibaba Group Holding Ltd. (China)*	215,900	2,427,465
Baidu, Inc., Class A (China)*	80,250	1,387,074
eBay, Inc.	44,047	2,142,006
JD.com, Inc., Class A (China)	41,500	1,238,051
Meituan, Class B (China)(a)*	61,700	1,384,138
Pinduoduo, Inc. ADR (China)*	15,547	761,958
Tencent Holdings Ltd. (China)	54,500	2,106,360
Tencent Music Entertainment Group ADR (China)*	139,278	586,360
Trip.com Group Ltd. (China)*	23,600	608,426
Trip.com Group Ltd. ADR (China)*	30,354	782,526
		13,424,364
Investment Management Companies – 0.1%
Investor AB, Class B (Sweden)	10,174	189,865
Kinnevik AB, Class B (Sweden)*	3,130	56,377
		246,242
Leisure Time – 0.1%
Shimano, Inc. (Japan)	900	150,342
Lodging – 0.1%
InterContinental Hotels Group PLC (United Kingdom)	2,146	127,204
Machinery - Construction & Mining – 0.4%
Hitachi Ltd. (Japan)	4,800	243,015

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Machinery - Construction & Mining (Continued)
Komatsu Ltd. (Japan)	7,100	$164,140
Mitsubishi Electric Corp. (Japan)	29,600	312,405
		719,560
Machinery - Diversified – 0.5%
FANUC Corp. (Japan)	1,800	310,429
Keyence Corp. (Japan)	600	237,805
Nabtesco Corp. (Japan)	2,438	58,430
SMC Corp. (Japan)	500	246,418
Sumitomo Heavy Industries Ltd. (Japan)	3,800	86,944
		940,026
Media – 0.1%
Informa PLC (United Kingdom)*	17,013	123,730
Mining – 0.6%
Anglo American PLC (South Africa)	7,766	280,701
Cameco Corp. (Canada)	2,987	76,929
Glencore PLC (Australia)*	51,101	289,625
Rio Tinto PLC (Australia)	8,638	521,472
Sumitomo Metal Mining Co. Ltd. (Japan)	2,700	84,899
		1,253,626
Miscellaneous Manufacturing – 0.2%
Smiths Group PLC (United Kingdom)	7,559	142,655
Toshiba Corp. (Japan)	4,388	178,010
		320,665
Office/Business Equipment – 0.1%
FUJIFILM Holdings Corp. (Japan)	2,400	137,093
Oil & Gas – 4.2%
BP PLC (United Kingdom)	290,547	1,422,014
Canadian Natural Resources Ltd. (Canada)	6,630	366,098
Cenovus Energy, Inc. (Canada)	4,878	92,947
Chevron Corp.	1,137	186,218
China Petroleum & Chemical Corp., Class H (China)	342,250	161,356
Ecopetrol S.A. ADR (Colombia)(d)	3,505	37,644
ENEOS Holdings, Inc. (Japan)	25,800	99,805
Eni S.p.A. (Italy)	19,070	229,232
Equinor ASA (Norway)	6,909	266,023
Exxon Mobil Corp.	5,199	503,939
	Number of Shares	Value
Oil & Gas (Continued)
Galp Energia SGPS S.A. (Portugal)	6,423	$67,798
Gazprom PJSC (Russia)(e)*	100,532	0
Imperial Oil Ltd. (Canada)	1,360	65,178
Inpex Corp. (Japan)	19,400	222,359
LUKOIL PJSC (Russia)(e)	3,271	0
Neste OYJ (Finland)	4,735	243,480
OMV A.G. (Austria)	1,257	53,536
Petroleo Brasileiro S.A. ADR (Brazil)	25,735	367,496
Repsol S.A. (Spain)	8,920	111,128
Rosneft Oil Co. PJSC GDR (Russia)(b)(e)	48,304	0
Santos Ltd. (Australia)	12,020	62,484
Shell PLC (Netherlands)	92,492	2,467,347
Suncor Energy, Inc. (Canada)	7,114	241,439
TotalEnergies S.E. (France)	18,404	940,028
Woodside Energy Group Ltd. (Australia)	6,266	141,489
		8,349,038
Pharmaceuticals – 2.9%
Alfresa Holdings Corp. (Japan)	6,800	90,752
Astellas Pharma, Inc. (Japan)	11,300	176,974
AstraZeneca PLC (United Kingdom)	7,772	1,022,339
Chugai Pharmaceutical Co. Ltd. (Japan)	8,300	233,170
CVS Health Corp.	31,463	3,010,380
Daiichi Sankyo Co. Ltd. (Japan)	7,600	201,512
GSK PLC	24,248	509,456
Ono Pharmaceutical Co. Ltd. (Japan)	4,300	120,911
Takeda Pharmaceutical Co. Ltd. (Japan)	12,300	360,884
		5,726,378
Real Estate – 0.2%
Mitsubishi Estate Co. Ltd. (Japan)	18,800	279,210
Mitsui Fudosan Co. Ltd. (Japan)	4,100	91,633
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	80,078
		450,921
Retail – 1.3%
Alibaba Health Information Technology Ltd. (China)(d)*	1,028,000	617,312

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Retail (Continued)
Fast Retailing Co. Ltd. (Japan)	400	$242,236
Kingfisher PLC (United Kingdom)	39,406	124,676
Ross Stores, Inc.	12,473	1,013,556
TJX (The) Cos., Inc.	8,201	501,573
		2,499,353
Semiconductors – 1.4%
Intel Corp.	66,808	2,425,798
Tokyo Electron Ltd. (Japan)	800	275,355
		2,701,153
Software – 2.3%
Fiserv, Inc.*	26,385	2,788,367
NetEase, Inc. (China)	35,700	667,832
Nexon Co. Ltd. (Japan)	5,300	120,321
Square Enix Holdings Co. Ltd. (Japan)	1,800	83,519
SS&C Technologies Holdings, Inc.	16,254	961,749
		4,621,788
Telecommunications – 3.0%
BT Group PLC (United Kingdom)	60,053	118,564
Cisco Systems, Inc.	57,839	2,624,156
KDDI Corp. (Japan)	12,100	387,954
Nippon Telegraph & Telephone Corp. (Japan)	7,100	202,814
SES S.A. (France)	246,221	1,858,169
Softbank Corp. (Japan)	7,200	83,248
SoftBank Group Corp. (Japan)	8,800	369,660
Vodafone Group PLC (United Kingdom)	199,011	293,274
		5,937,839
Toys/Games/Hobbies – 0.2%
Nintendo Co. Ltd. (Japan)	900	402,456
Transportation – 0.7%
East Japan Railway Co. (Japan)	6,000	313,242
Norfolk Southern Corp.	4,208	1,056,923
Poste Italiane S.p.A. (Italy)(a)	7,984	67,068
		1,437,233
		Number of Shares	Value
Water – 0.1%
Severn Trent PLC (United Kingdom)		3,266	$117,419
Total Common Stocks (Cost $113,236,215)			106,325,484

Investment Companies – 41.5%
Franklin FTSE Brazil ETF		253,399	4,497,832
Invesco KBW Bank ETF(d)		129,629	7,216,446
iShares Core DAX UCITS ETF DE*	EUR	62,446	7,261,774
iShares MSCI China ETF(d)		73,042	3,629,457
Schwab Fundamental Emerging Markets Large Company Index ETF(d)		455,773	11,763,501
Vanguard Communication Services ETF		40,679	3,967,016
Vanguard Consumer Staples ETF(d)		31,233	5,987,054
Vanguard Health Care ETF(d)		24,883	6,091,110
Vanguard Small-Cap ETF		19,464	3,791,393
Vanguard Total Stock Market ETF		135,414	27,929,137
Total Investment Companies (Cost $81,373,325)			82,134,720

Short-Term Investments – 6.6%
Money Market Funds – 6.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 2.01%(f)(g)	1,771,552	1,771,552
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(f)	11,304,563	11,304,563
		13,076,115
Total Short-Term Investments (Cost $13,076,115)		13,076,115
Total Investments – 101.9% (Cost $207,685,655)		201,536,319
Liabilities less Other Assets – (1.9)%		(3,678,506)
NET ASSETS – 100.0%		$197,857,813

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Amount rounds to less than 0.05%.
(d)	Security either partially or fully on loan. As of July 31, 2022, the total value of securities on loan is $1,942,583.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	7-day current yield as of July 31, 2022 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2022, total cash collateral has a value of $1,771,552 and total non-cash collateral has a value of $253,963.
*	Non-Income Producing Security

Abbreviations:
ADR	American Depositary Receipt
CVA	Credit Valuation Adjustment
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
UCITS	Undertakings for Collective Investment in Transferable Securities
Concentration by Currency (%)(a)
U.S. Dollar	60.1
Euro	11.3
Japanese Yen	9.4
British Pound	7.8
Hong Kong Dollar	5.0
All other currencies less than 5%	6.4
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	62.6
Japan	9.4
United Kingdom	6.6
China	6.4
All other countries less than 5%	15.0
Total	100.0

(a) Percentages shown are based on Net Assets.

Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$44,365,850	$61,959,634	$—*	$106,325,484
Investment Companies	82,134,720	—	—	82,134,720
Short-Term Investments	13,076,115	—	—	13,076,115
Total Investments	$139,576,685	$61,959,634	$—	$201,536,319

*Includes securities determined to have effectively no value as of July 31, 2022.

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 96.7%
Asset-Backed Securities – 1.3%
Automobile – 0.6%
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 4/15/27(b)	$325,670	$320,301
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	74,455	70,001
Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	454,008	453,959
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	222,314	215,196
Series 2021-3, Class B, 0.76%, 2/26/29(b)	473,345	456,821

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	173,288	168,246
Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.65%, 4/15/25	325,888	325,745
Westlake Automobile Receivables Trust, Series 2020-2A, Class B, 1.32%, 7/15/25(b)	153,369	153,025
		2,163,294
Other – 0.7%
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	270,000	254,447
Conn Funding II L.P., Series 2022-A, Class A, 5.87%, 12/15/26(b)	690,000	691,971
Upstart Securitization Trust,
Series 2021-1, Class A, 0.87%, 3/20/31(b)	38,352	37,946
Series 2021-2, Class A, 0.91%, 6/20/31(b)	276,537	270,035
Series 2021-3, Class A, 0.83%, 7/20/31(b)	396,691	385,127
Series 2021-4, Class A, 0.84%, 9/20/31(b)	405,204	389,382
Series 2021-5, Class A, 1.31%, 11/20/31(b)	423,033	407,113
		2,436,021
Total Asset-Backed Securities (Cost $4,714,789)		4,599,315

	Number of Shares	Value
Common Stocks – 22.2%
Advertising – 0.0%(c)
Omnicom Group, Inc.	290	$20,254
Aerospace/Defense – 0.8%
Aerojet Rocketdyne Holdings, Inc.(d)*	34,629	1,512,941
General Dynamics Corp.	661	149,829
Lockheed Martin Corp.	373	154,351
Meggitt PLC (United Kingdom)*	125,315	1,207,120
		3,024,241
Agriculture – 0.2%
Philip Morris International, Inc.	921	89,475
Swedish Match AB (Sweden)	62,406	653,299
		742,774
Auto Parts & Equipment – 0.4%
Tenneco, Inc., Class A*	75,707	1,428,591
Banks – 0.7%
First Hawaiian, Inc.	57	1,453
First Horizon Corp.(d)	96,526	2,158,321
Independent Bank Group, Inc.	94	6,648
Prosperity Bancshares, Inc.	1,278	94,687
U.S. Bancorp	2,416	114,035
United Bankshares, Inc.	137	5,308
		2,380,452
Biotechnology – 1.1%
Amgen, Inc.	648	160,361
Biohaven Pharmaceutical Holding Co. Ltd.(d)*	10,577	1,544,453
Gilead Sciences, Inc.	2,534	151,406
Swedish Orphan Biovitrum AB (Sweden)*	29,226	641,832
Turning Point Therapeutics, Inc.*	19,466	1,459,561
		3,957,613
Building Materials – 0.0%(c)
MDU Resources Group, Inc.	157	4,485
Chemicals – 0.6%
Air Products and Chemicals, Inc.	32	7,943
Dow, Inc.	530	28,201
Rogers Corp.(d)*	8,162	2,197,619
		2,233,763

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Commercial Services – 1.2%
Atlantia S.p.A. (Italy)	32,609	$753,616
Moneylion, Inc.*	25,132	39,457
Nielsen Holdings PLC	112,707	2,699,333
Terminix Global Holdings, Inc.(d)*	17,639	788,463
		4,280,869
Computers – 0.1%
Avast PLC(b)	67,554	382,543
International Business Machines Corp.	1,151	150,539
		533,082
Cosmetics/Personal Care – 0.1%
Colgate-Palmolive Co.	1,962	154,488
Procter & Gamble (The) Co.	1,088	151,134
		305,622
Distribution/Wholesale – 0.0%(c)
Ferguson PLC	847	106,790
Diversified Financial Services – 0.7%
Brewin Dolphin Holdings PLC (United Kingdom)	92,439	576,370
Intertrust N.V. (Netherlands)(b)*	50,640	998,903
Sanne Group PLC (Jersey, C.I.)*	66,065	740,176
Virtu Financial, Inc. Class A	414	9,659
Western Union (The) Co.	1,123	19,113
		2,344,221
Electric – 1.3%
Albioma S.A. (France)	10,041	511,684
ALLETE, Inc.	70	4,345
Alliant Energy Corp.	1,397	85,119
Ameren Corp.	459	42,742
American Electric Power Co., Inc.	1,313	129,409
Avangrid, Inc.	2,082	101,456
CMS Energy Corp.	1,331	91,480
Consolidated Edison, Inc.	1,257	124,783
Dominion Energy, Inc.	1,986	162,812
DTE Energy Co.	355	46,257
Duke Energy Corp.	1,477	162,367
Electricite de France S.A. (France)	38,520	467,797
Evergy, Inc.	1,046	71,400
Eversource Energy	1,129	99,600
Hawaiian Electric Industries, Inc.	34	1,438
IDACORP, Inc.	280	31,282
NorthWestern Corp.	171	9,482
	Number of Shares	Value
Electric (Continued)
OGE Energy Corp.	566	$23,251
Pinnacle West Capital Corp.	475	34,898
PNM Resources, Inc.(d)	44,219	2,134,451
Portland General Electric Co.	307	15,761
Southern (The) Co.	2,224	171,003
WEC Energy Group, Inc.	1,541	159,971
Xcel Energy, Inc.	1,062	77,717
		4,760,505
Energy - Alternate Sources – 0.1%
Siemens Gamesa Renewable Energy S.A. (Spain)*	16,849	310,009
Engineering & Construction – 0.3%
HomeServe PLC (United Kingdom)	32,174	461,166
Infrastructure and Energy Alternatives, Inc.*	39,511	557,896
		1,019,062
Food – 0.3%
Campbell Soup Co.	3,287	162,214
Conagra Brands, Inc.	3,114	106,530
Flowers Foods, Inc.	5,016	142,505
General Mills, Inc.	2,085	155,937
Hormel Foods Corp.	1,298	64,043
JM Smucker (The) Co.	1,134	150,051
Kellogg Co.	2,185	161,515
Kraft Heinz (The) Co.	1,263	46,516
Lancaster Colony Corp.	27	3,574
Mondelez International, Inc., Class A	692	44,316
		1,037,201
Forest Products & Paper – 0.2%
International Paper Co.	2,827	120,911
Resolute Forest Products, Inc.(d)*	34,344	696,496
		817,407
Gas – 0.6%
South Jersey Industries, Inc.(d)	58,787	2,015,218
Spire, Inc.	100	7,524
		2,022,742
Healthcare - Products – 0.2%
Hanger, Inc.(d)*	24,707	458,809

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Healthcare - Products (Continued)
Medtronic PLC	1,774	$164,130
Patterson Cos., Inc.	842	26,153
		649,092
Healthcare - Services – 0.6%
LHC Group, Inc.(d)*	13,576	2,213,703
UpHealth, Inc.*	2,540	1,600
		2,215,303
Household Products/Wares – 0.0%(c)
Kimberly-Clark Corp.	1,160	152,876
Insurance – 1.5%
Aflac, Inc.	144	8,251
Alleghany Corp.(d)*	4,480	3,751,911
Allstate (The) Corp.	966	112,993
Cincinnati Financial Corp.	107	10,415
Hanover Insurance Group (The), Inc.	157	21,426
Old Republic International Corp.	178	4,142
Radian Group, Inc.	709	15,860
TOWER Ltd. (New Zealand)	173,173	68,068
Travelers (The) Cos., Inc.	936	148,543
Willis Towers Watson PLC	6,539	1,353,181
		5,494,790
Internet – 2.3%
Mandiant, Inc.(d)*	154,380	3,516,776
Twitter, Inc.(e)*	50,169	2,087,532
Zendesk, Inc.(e)*	33,354	2,515,559
		8,119,867
Media – 0.9%
Comcast Corp., Class A	3,991	149,742
Shaw Communications, Inc., Class B (Canada)	12,022	325,206
TEGNA, Inc.(d)	108,910	2,280,575
Uniti Group Ltd. (Australia)	148,830	529,731
		3,285,254
Mining – 0.0%(c)
Newmont Corp.	2,674	121,079
Miscellaneous Manufacturing – 0.1%
3M Co.	1,224	175,326
Packaging & Containers – 0.1%
Amcor PLC	11,771	152,434
Packaging Corp. of America	919	129,221
		281,655
	Number of Shares	Value
Pharmaceuticals – 0.8%
AbbVie, Inc.	1,042	$149,538
Bristol-Myers Squibb Co.	2,085	153,831
Covetrus, Inc.*	51,224	1,063,923
CVS Health Corp.	1,706	163,230
Johnson & Johnson	891	155,497
Merck & Co., Inc.	1,707	152,503
Pfizer, Inc.	3,005	151,783
Premier, Inc., Class A	3,642	140,071
Vifor Pharma A.G. (Switzerland)*	4,239	740,606
		2,870,982
Pipelines – 0.0%(c)
Kinder Morgan, Inc.	649	11,676
Williams (The) Cos., Inc.	3,026	103,156
		114,832
Real Estate Investment Trusts – 0.5%
Duke Realty Corp.	29,010	1,814,866
National Retail Properties, Inc.	1,194	56,846
		1,871,712
Retail – 0.0%(c)
Genuine Parts Co.	446	68,180
MSC Industrial Direct Co., Inc., Class A	934	77,204
		145,384
Semiconductors – 0.5%
Magnachip Semiconductor Corp. (South Korea)*	30,035	458,334
Silicon Motion Technology Corp. ADR (Taiwan)(d)	14,110	1,203,724
Texas Instruments, Inc.	341	61,002
		1,723,060
Shipbuilding – 0.0%(c)
Huntington Ingalls Industries, Inc.	74	16,046
Software – 4.7%
1Life Healthcare, Inc.(d)*	62,742	1,062,849
Activision Blizzard, Inc.(d)	38,547	3,081,833
Black Knight, Inc.(d)*	4,678	307,251
Change Healthcare, Inc.(d)*	193,823	4,704,084
Citrix Systems, Inc.	25,201	2,555,633
ManTech International Corp., Class A	8,449	809,583
Momentive Global, Inc.(d)*	107,929	933,586

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Sailpoint Technologies Holdings, Inc.*	28,992	$1,848,820
VMware, Inc., Class A(d)	12,644	1,469,233
		16,772,872
Telecommunications – 1.2%
AT&T, Inc.	7,537	141,545
Cisco Systems, Inc.	3,723	168,912
Plantronics, Inc.(d)*	56,971	2,266,876
Switch, Inc., Class A	43,281	1,463,331
Verizon Communications, Inc.	3,086	142,542
		4,183,206
Transportation – 0.1%
Norfolk Southern Corp.	64	16,075
Union Pacific Corp.	758	172,294
United Parcel Service, Inc., Class B	561	109,333
		297,702
Total Common Stocks (Cost $81,666,358)		79,820,721

	Par(a)
Convertible Bonds – 20.3%
Aerospace/Defense – 0.2%
Kaman Corp., 3.25%, 5/01/24(d)	$605,000	573,616
Airlines – 0.1%
Spirit Airlines, Inc., 1.00%, 5/15/26(d)	535,000	481,232
Auto Manufacturers – 0.0%(c)
Lightning eMotors, Inc., 7.50%, 5/15/24(b)	121,000	86,152
Biotechnology – 1.0%
Exact Sciences Corp., 0.38%, 3/15/27(d)	1,499,000	1,160,788
Halozyme Therapeutics, Inc., 0.25%, 3/01/27	1,014,000	948,169
Insmed, Inc., 0.75%, 6/01/28(d)	1,431,000	1,270,013
		3,378,970
Building Materials – 0.2%
Patrick Industries, Inc., 1.75%, 12/01/28(b)(d)	841,000	716,952
Commercial Services – 0.9%
Chegg, Inc., 0.00%, 9/01/26(d)(f)	1,838,000	1,378,500
	Par(a)	Value
Commercial Services (Continued)
Sabre GLBL, Inc., 4.00%, 4/15/25(d)	$578,000	$615,281
Stride, Inc., 1.13%, 9/01/27	1,133,000	1,185,118
		3,178,899
Computers – 0.2%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	337,000	372,032
Mitek Systems, Inc., 0.75%, 2/01/26	519,000	451,854
		823,886
Cosmetics/Personal Care – 0.3%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	1,394,000	1,154,929
Diversified Financial Services – 1.1%
Encore Capital Europe Finance Ltd., 4.50%, 9/01/23(d)	812,000	1,369,844
LendingTree, Inc., 0.50%, 7/15/25(d)	1,639,000	1,204,721
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(f)	1,114,000	779,800
Upstart Holdings, Inc., 0.25%, 8/15/26(b)(d)	1,057,000	580,029
WisdomTree Investments, Inc., 3.25%, 6/15/26	177,000	161,513
		4,095,907
Electric – 0.5%
NRG Energy, Inc., 2.75%, 6/01/48(d)	1,566,000	1,691,280
Energy - Alternate Sources – 0.9%
Array Technologies, Inc., 1.00%, 12/01/28(b)(d)	1,352,000	1,218,458
Enphase Energy, Inc., 0.00%, 3/01/28(f)	982,000	1,211,788
Sunnova Energy International, Inc., 0.25%, 12/01/26	701,000	664,548
		3,094,794
Food – 0.2%
Chefs' Warehouse (The), Inc., 1.88%, 12/01/24(d)	813,000	861,587
Healthcare - Products – 0.4%
CONMED Corp., 2.25%, 6/15/27(b)(d)	572,000	547,690
Haemonetics Corp., 0.00%, 3/01/26(f)	1,188,000	959,971
		1,507,661

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Healthcare - Services – 0.0%(c)
UpHealth, Inc., 6.25%, 6/15/26(b)(g)	$187,000	$75,155
Holding Companies - Diversified – 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	573,000	490,721
Home Builders – 0.3%
Winnebago Industries, Inc., 1.50%, 4/01/25(d)	793,000	912,941
Internet – 1.7%
Etsy, Inc., 0.25%, 6/15/28(d)	693,000	558,558
Groupon, Inc., 1.13%, 3/15/26	562,000	364,598
Magnite, Inc., 0.25%, 3/15/26	1,589,000	1,175,860
Perficient, Inc., 0.13%, 11/15/26(b)(d)	711,000	605,061
Snap, Inc., 0.00%, 5/01/27(d)(f)	1,291,000	910,155
Upwork, Inc., 0.25%, 8/15/26(b)(d)	1,607,000	1,234,764
Zillow Group, Inc., 2.75%, 5/15/25(d)	1,204,000	1,170,288
		6,019,284
Leisure Time – 0.7%
Callaway Golf Co., 2.75%, 5/01/26	503,000	738,781
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,946,000	1,294,090
NCL Corp. Ltd., 2.50%, 2/15/27(b)(d)	648,000	457,812
		2,490,683
Lodging – 0.2%
Marcus (The) Corp., 5.00%, 9/15/25(b)(d)	375,000	640,781
Machinery - Construction & Mining – 0.2%
Bloom Energy Corp., 2.50%, 8/15/25(d)	401,000	572,209
Media – 0.5%
Cable One, Inc., 1.13%, 3/15/28	1,343,000	1,154,980
DISH Network Corp., 3.38%, 8/15/26(d)	1,026,000	730,045
		1,885,025
	Par(a)	Value
Oil & Gas – 0.5%
Centennial Resource Production LLC, 3.25%, 4/01/28(d)	$871,000	$1,134,477
Pioneer Natural Resources Co., 0.25%, 5/15/25(d)	350,000	803,600
		1,938,077
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc.,
4.13%, 9/15/23(d)	330,000	317,831
6.75%, 2/15/26(d)	488,000	505,163
		822,994
Pharmaceuticals – 0.6%
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	728,000	520,230
Herbalife Nutrition Ltd., 2.63%, 3/15/24(d)	370,000	335,496
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	1,368,000	1,351,755
		2,207,481
Real Estate – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26	1,262,000	945,238
Real Estate Investment Trusts – 3.5%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/23(d)	1,918,000	1,886,832
Granite Point Mortgage Trust, Inc., 6.38%, 10/01/23	1,174,000	1,129,975
MFA Financial, Inc., 6.25%, 6/15/24(d)	2,582,000	2,324,668
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	963,000	951,925
PennyMac Corp.,
5.50%, 11/01/24(d)	1,615,000	1,561,503
5.50%, 3/15/26	923,000	826,085
Redwood Trust, Inc.,
4.75%, 8/15/23	419,000	399,098
5.63%, 7/15/24	1,250,000	1,112,428
7.75%, 6/15/27(b)	165,000	151,800

Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)	1,234,000	1,075,431
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,193,000	1,072,507
		12,492,252

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Retail – 0.3%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	$1,333,000	$1,051,404
Semiconductors – 0.3%
Impinj, Inc., 1.13%, 5/15/27(b)(d)	469,000	473,566
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	415,000	405,922
Wolfspeed, Inc., 0.25%, 2/15/28(b)(d)	218,000	206,964
		1,086,452
Software – 3.6%
8x8, Inc., 0.50%, 2/01/24(d)	758,000	646,902
Bandwidth, Inc., 0.50%, 4/01/28	782,000	455,169
Bentley Systems, Inc., 0.38%, 7/01/27	812,000	666,652
BigCommerce Holdings, Inc., 0.25%, 10/01/26(b)(d)	963,000	672,896
Blackline, Inc., 0.00%, 3/15/26(d)(f)	806,000	660,920
Ceridian HCM Holding, Inc., 0.25%, 3/15/26	1,437,000	1,199,895
Envestnet, Inc., 0.75%, 8/15/25	1,364,000	1,212,596
Everbridge, Inc., 0.13%, 12/15/24(d)	595,000	517,057
i3 Verticals LLC, 1.00%, 2/15/25	673,000	653,820
Kaleyra, Inc., 6.13%, 6/01/26(b)	177,000	139,377
LivePerson, Inc., 0.00%, 12/15/26(d)(f)	1,228,000	894,617
Progress Software Corp., 1.00%, 4/15/26	1,037,000	1,030,778
RingCentral, Inc., 0.00%, 3/01/25(d)(f)	1,498,000	1,233,977
Splunk, Inc., 1.13%, 6/15/27	598,000	512,785
Verint Systems, Inc., 0.25%, 4/15/26	1,264,000	1,193,848
Workiva, Inc., 1.13%, 8/15/26(d)	536,000	580,220
Ziff Davis, Inc., 1.75%, 11/01/26(b)(d)	668,000	676,350
		12,947,859
Telecommunications – 0.3%
Infinera Corp., 2.13%, 9/01/24(d)	1,192,000	1,163,988
	Par(a)	Value
Transportation – 0.8%
Air Transport Services Group, Inc., 1.13%, 10/15/24(d)	$1,352,000	$1,531,140
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	1,791,000	1,421,441
		2,952,581
Trucking & Leasing – 0.2%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28	893,000	786,733
Total Convertible Bonds (Cost $78,115,631)		73,127,723

	Number of Shares
Convertible Preferred Stocks – 1.7%
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	528,510
Computers – 0.2%
NCR Corp., 5.50%(h)	556	716,795
Diversified Financial Services – 0.4%
AMG Capital Trust II, 5.15%(d)	10,807	516,034
Cowen, Inc., 5.63%(d)	548	783,646
		1,299,680
Electric – 0.2%
Algonquin Power & Utilities Corp., 7.75% (Canada)	11,531	529,042
Engineering & Construction – 0.3%
Fluor Corp., 6.50%	964	1,229,305
Metal Fabricate/Hardware – 0.1%
RBC Bearings, Inc., 5.00%	3,169	368,777
Real Estate Investment Trusts – 0.1%
Ready Capital Corp., 7.00%	19,284	484,414
Savings & Loans – 0.2%
New York Community Capital Trust V, 6.00%	15,668	791,234
Total Convertible Preferred Stocks (Cost $5,375,629)		5,947,757

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Corporate Bonds – 14.8%
Advertising – 0.0%(c)
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	$5,000	$4,214
Aerospace/Defense – 0.2%
Boeing (The) Co.,
1.43%, 2/04/24	20,000	19,262
2.20%, 2/04/26	60,000	55,869

BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	108,963
General Dynamics Corp.,
1.15%, 6/01/26	110,000	101,380
3.75%, 5/15/28	70,000	70,790
Howmet Aerospace, Inc.,
5.90%, 2/01/27	125,000	129,926
5.95%, 2/01/37	25,000	24,806

Lockheed Martin Corp., 3.90%, 6/15/32	105,000	108,238
Spirit AeroSystems, Inc., 5.50%, 1/15/25(b)	10,000	9,961
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	25,774
TransDigm, Inc., 6.25%, 3/15/26(b)	100,000	100,481
Triumph Group, Inc., 8.88%, 6/01/24(b)	20,000	20,687
		776,137
Agriculture – 0.3%
Altria Group, Inc.,
2.35%, 5/06/25	260,000	249,444
2.63%, 9/16/26	260,000	245,998
3.40%, 5/06/30	30,000	26,254
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	226,000	211,453
3.75%, 9/25/27	50,000	49,171

Darling Ingredients, Inc., 5.25%, 4/15/27(b)	25,000	25,042
Philip Morris International, Inc.,
1.50%, 5/01/25	100,000	94,627
2.10%, 5/01/30	60,000	49,891

Vector Group Ltd., 5.75%, 2/01/29(b)	60,000	54,480
		1,006,360
Airlines – 0.1%
American Airlines, Inc., 11.75%, 7/15/25(b)	25,000	27,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	20,000	19,670
	Par(a)	Value
Airlines (Continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29(b)	$20,000	$19,150

Delta Air Lines, Inc., 7.38%, 1/15/26	75,000	78,757
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	50,000	48,604
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	73,781	74,518
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25(b)	29,920	31,266
United Airlines, Inc.,
4.38%, 4/15/26(b)	30,000	28,800
4.63%, 4/15/29(b)	30,000	27,638
		356,153
Apparel – 0.1%
NIKE, Inc., 2.75%, 3/27/27	210,000	206,852
Auto Manufacturers – 0.3%
American Honda Finance Corp.,
2.15%, 9/10/24	40,000	39,008
1.20%, 7/08/25	75,000	70,480
Ford Motor Co.,
9.63%, 4/22/30	50,000	59,750
4.75%, 1/15/43	25,000	20,594
5.29%, 12/08/46	25,000	21,500

Ford Motor Credit Co. LLC, 3.38%, 11/13/25	200,000	190,842
General Motors Financial Co., Inc.,
1.70%, 8/18/23	140,000	136,690
2.35%, 2/26/27	200,000	180,327
Toyota Motor Credit Corp.,
2.50%, 3/22/24	25,000	24,738
3.95%, 6/30/25	280,000	284,072
1.13%, 6/18/26	30,000	27,811
		1,055,812
Auto Parts & Equipment – 0.0%(c)
Lear Corp., 3.80%, 9/15/27	60,000	58,104
Meritor, Inc., 4.50%, 12/15/28(b)	30,000	29,775
		87,879

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banks – 2.5%
Bank of America Corp.,
4.13%, 1/22/24	$200,000	$202,859
(SOFR + 0.74%), 0.81%, 10/24/24(i)	135,000	129,592
4.00%, 1/22/25	100,000	100,347
(SOFR + 0.69%), 0.98%, 4/22/25(i)	240,000	227,611
(SOFR + 0.91%), 0.98%, 9/25/25(i)	40,000	37,316
(3M USD LIBOR + 0.81%), 3.37%, 1/23/26(i)	50,000	48,822
(SOFR + 1.33%), 3.38%, 4/02/26(i)	490,000	478,625
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	193,719
(SOFR + 1.75%), 4.83%, 7/22/26(i)	105,000	106,682
(SOFR + 2.04%), 4.95%, 7/22/28(i)	110,000	113,182
(3M USD LIBOR + 0.99%), 2.50%, 2/13/31(i)	80,000	69,845
(SOFR + 1.22%), 2.65%, 3/11/32(i)	50,000	43,435
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	25,716

Bank of New York Mellon (The) Corp., 0.50%, 4/26/24	85,000	81,138
Citigroup, Inc.,
4.00%, 8/05/24	150,000	151,038
(SOFR + 0.69%), 0.78%, 10/30/24(i)	450,000	431,683
(SOFR + 0.67%), 0.98%, 5/01/25(i)	85,000	80,477
(SOFR + 1.37%), 4.14%, 5/24/25(i)	110,000	110,115
(SOFR + 0.77%), 1.46%, 6/09/27(i)	375,000	337,609
4.45%, 9/29/27	100,000	100,218

Fifth Third Bancorp, 3.65%, 1/25/24	60,000	59,960
Goldman Sachs Group (The), Inc.,
(SOFR + 0.51%), 0.66%, 9/10/24(i)	470,000	451,599
(3M USD LIBOR + 1.20%), 3.27%, 9/29/25(i)	150,000	147,074
(SOFR + 0.61%), 0.86%, 2/12/26(i)	90,000	82,625
3.50%, 11/16/26	50,000	48,956
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	406,467
(SOFR + 0.80%), 1.43%, 3/09/27(i)	110,000	99,382
	Par(a)	Value
Banks (Continued)
Goldman Sachs Group (The), Inc.,
(3M USD LIBOR + 1.16%), 3.81%, 4/23/29(i)	$50,000	$48,484
3.80%, 3/15/30	50,000	47,973
(SOFR + 1.09%), 1.99%, 1/27/32(i)	115,000	94,722
(SOFR + 1.28%), 2.62%, 4/22/32(i)	10,000	8,625
(SOFR + 1.25%), 2.38%, 7/21/32(i)	75,000	63,274

HSBC USA, Inc., 3.75%, 5/24/24	325,000	325,214
JPMorgan Chase & Co.,
(SOFR + 0.98%), 3.85%, 6/14/25(i)	570,000	568,391
(SOFR + 0.61%), 1.56%, 12/10/25(i)	130,000	122,486
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(i)	300,000	283,699
(SOFR + 0.80%), 1.05%, 11/19/26(i)	180,000	162,331
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	184,277
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	84,935
(SOFR + 1.99%), 4.85%, 7/25/28(i)	245,000	251,438
Morgan Stanley,
(SOFR + 0.46%), 0.53%, 1/25/24(i)	205,000	201,683
(3M USD LIBOR + 0.85%), 3.74%, 4/24/24(i)	160,000	159,706
3.70%, 10/23/24	50,000	50,260
(SOFR + 0.75%), 0.86%, 10/21/25(i)	130,000	120,769
(SOFR + 1.99%), 2.19%, 4/28/26(i)	100,000	95,224
(SOFR + 1.67%), 4.68%, 7/17/26(i)	210,000	213,469
(SOFR + 0.72%), 0.99%, 12/10/26(i)	360,000	323,149
(SOFR + 0.88%), 1.59%, 5/04/27(i)	70,000	63,752
(3M USD LIBOR + 1.63%), 4.43%, 1/23/30(i)	50,000	50,097
(SOFR + 3.12%), 3.62%, 4/01/31(i)	145,000	138,077
Santander Holdings USA, Inc.,
3.45%, 6/02/25	40,000	38,763
(SOFR Index + 1.38%), 4.26%, 6/09/25(i)	70,000	69,151

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banks (Continued)
SVB Financial Group,
1.80%, 10/28/26	$148,000	$134,194
1.80%, 2/02/31	70,000	55,094
Truist Financial Corp.,
4.00%, 5/01/25	50,000	50,489
(SOFR + 1.46%), 4.26%, 7/28/26(i)	90,000	90,590

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(i)	30,000	30,784
Wells Fargo & Co.,
(SOFR + 0.51%), 0.81%, 5/19/25(i)	33,000	31,150
(SOFR + 1.09%), 2.41%, 10/30/25(i)	12,000	11,548
(SOFR + 1.32%), 3.91%, 4/25/26(i)	165,000	163,953
(SOFR + 1.51%), 3.53%, 3/24/28(i)	160,000	154,641
(SOFR + 1.98%), 4.81%, 7/25/28(i)	240,000	245,602
		9,104,086
Beverages – 0.2%
Coca-Cola (The) Co., 3.38%, 3/25/27	230,000	234,231
Constellation Brands, Inc.,
3.60%, 5/09/24	149,000	149,022
4.35%, 5/09/27	75,000	75,979

Keurig Dr Pepper, Inc., 3.95%, 4/15/29	20,000	19,859
PepsiCo, Inc., 3.60%, 2/18/28	250,000	254,652
		733,743
Biotechnology – 0.0%(c)
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	142,186
Building Materials – 0.2%
Boise Cascade Co., 4.88%, 7/01/30(b)	260,000	235,940
Louisiana-Pacific Corp., 3.63%, 3/15/29(b)	300,000	260,178
Masco Corp., 3.50%, 11/15/27	45,000	43,237
Standard Industries, Inc., 3.38%, 1/15/31(b)	50,000	40,657
		580,012
Chemicals – 0.5%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	110,000	102,958
Albemarle Corp., 4.65%, 6/01/27	300,000	301,341
	Par(a)	Value
Chemicals (Continued)
Ashland LLC, 3.38%, 9/01/31(b)	$70,000	$59,823
Celanese U.S. Holdings LLC,
5.90%, 7/05/24	430,000	433,055
6.05%, 3/15/25	430,000	433,429
1.40%, 8/05/26	80,000	68,095

Chemours (The) Co., 5.38%, 5/15/27	50,000	47,750
Ecolab, Inc., 0.90%, 12/15/23	35,000	34,011
FMC Corp., 4.10%, 2/01/24	30,000	30,069
Ingevity Corp., 3.88%, 11/01/28(b)	45,000	39,929
PPG Industries, Inc., 1.20%, 3/15/26	165,000	150,512
Sherwin-Williams (The) Co., 3.13%, 6/01/24	160,000	159,027
Tronox, Inc., 4.63%, 3/15/29(b)	10,000	8,620
		1,868,619
Commercial Services – 0.4%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)	15,000	14,369
ASGN, Inc., 4.63%, 5/15/28(b)	100,000	92,750
Block Financial LLC, 2.50%, 7/15/28	39,000	34,581
Cintas Corp. No. 2,
3.45%, 5/01/25	135,000	135,310
3.70%, 4/01/27	171,000	172,592
Gartner, Inc.,
4.50%, 7/01/28(b)	30,000	28,869
3.63%, 6/15/29(b)	20,000	18,264
3.75%, 10/01/30(b)	40,000	36,741

HealthEquity, Inc., 4.50%, 10/01/29(b)	50,000	46,567
MPH Acquisition Holdings LLC, 5.50%, 9/01/28(b)	50,000	46,500
Nielsen Finance LLC/Nielsen Finance Co.,
5.63%, 10/01/28(b)	100,000	98,000
4.75%, 7/15/31(b)	40,000	38,021

PayPal Holdings, Inc., 2.40%, 10/01/24	45,000	44,228
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(b)	50,000	50,814
Quanta Services, Inc.,
0.95%, 10/01/24	85,000	79,069

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Commercial Services (Continued)
Quanta Services, Inc.,
2.35%, 1/15/32	$50,000	$40,367
S&P Global, Inc.,
2.45%, 3/01/27(b)	150,000	143,489
1.25%, 8/15/30	110,000	90,809
Service Corp. International,
3.38%, 8/15/30	15,000	13,331
4.00%, 5/15/31	25,000	23,001

Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	83,379
		1,331,051
Computers – 0.7%
Apple, Inc., 1.40%, 8/05/28	50,000	45,131
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	10,000	9,485
4.00%, 7/01/29(b)	20,000	19,079
Dell International LLC/EMC Corp.,
5.85%, 7/15/25	80,000	83,884
6.10%, 7/15/27	30,000	32,136

Fortinet, Inc., 2.20%, 3/15/31	70,000	58,231
HP, Inc.,
2.20%, 6/17/25	70,000	66,977
1.45%, 6/17/26	415,000	378,971
4.75%, 1/15/28	330,000	334,669
4.00%, 4/15/29	310,000	299,125
International Business Machines Corp.,
4.00%, 7/27/25	465,000	471,615
3.30%, 5/15/26	200,000	199,130
2.20%, 2/09/27	100,000	94,258
4.15%, 7/27/27	285,000	291,540

Kyndryl Holdings, Inc., 2.70%, 10/15/28(b)	5,000	4,014
NetApp, Inc., 1.88%, 6/22/25	20,000	18,970
Western Digital Corp., 4.75%, 2/15/26	110,000	108,391
		2,515,606
Cosmetics/Personal Care – 0.0%(c)
Coty, Inc., 5.00%, 4/15/26(b)	50,000	49,105
Distribution/Wholesale – 0.1%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)	60,000	51,300
G-III Apparel Group Ltd., 7.88%, 8/15/25(b)	200,000	196,000
		247,300
	Par(a)	Value
Diversified Financial Services – 0.4%
Air Lease Corp., 3.38%, 7/01/25	$45,000	$43,388
Ally Financial, Inc., 1.45%, 10/02/23	25,000	24,296
American Express Co.,
2.50%, 7/30/24	50,000	48,980
8/01/25(j)	70,000	70,496
4.20%, 11/06/25	50,000	50,986

Ameriprise Financial, Inc., 3.00%, 4/02/25	100,000	98,504
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(i)	150,000	148,740
(SOFR + 2.16%), 4.99%, 7/24/26(i)	45,000	45,412
Charles Schwab (The) Corp.,
0.75%, 3/18/24	30,000	28,887
1.15%, 5/13/26	50,000	45,970

Credit Acceptance Corp., 6.63%, 3/15/26	100,000	99,500
Curo Group Holdings Corp., 7.50%, 8/01/28(b)	87,000	59,178
Intercontinental Exchange, Inc., 3.65%, 5/23/25	10,000	10,085
LPL Holdings, Inc.,
4.63%, 11/15/27(b)	100,000	96,919
4.38%, 5/15/31(b)	70,000	63,586
Mastercard, Inc.,
3.30%, 3/26/27	130,000	130,593
1.90%, 3/15/31	22,000	19,542
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27(b)	100,000	92,614
5.50%, 8/15/28(b)	25,000	21,969
5.13%, 12/15/30(b)	80,000	66,525

OneMain Finance Corp., 6.88%, 3/15/25	25,000	24,687
Visa, Inc., 1.90%, 4/15/27	100,000	94,814
		1,385,671
Electric – 0.6%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	49,706
Alabama Power Co., 3.05%, 3/15/32	35,000	33,224
Appalachian Power Co., 4.50%, 8/01/32	20,000	20,128
Arizona Public Service Co., 2.20%, 12/15/31	50,000	41,942

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric (Continued)
Berkshire Hathaway Energy Co.,
4.05%, 4/15/25	$100,000	$102,190
1.65%, 5/15/31	25,000	21,018
Black Hills Corp.,
1.04%, 8/23/24	10,000	9,395
3.15%, 1/15/27	20,000	19,272

Calpine Corp., 4.63%, 2/01/29(b)	25,000	22,482
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	48,672
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	47,517
DPL, Inc., 4.35%, 4/15/29	100,000	92,014
DTE Energy Co., 1.05%, 6/01/25	55,000	51,015
Duke Energy Corp.,
3.75%, 4/15/24	30,000	30,124
2.65%, 9/01/26	100,000	95,864
3.40%, 6/15/29	50,000	47,418

Duke Energy Progress LLC, 3.40%, 4/01/32	20,000	19,379
Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	74,595
Eversource Energy,
4.20%, 6/27/24	85,000	85,303
2.90%, 10/01/24	50,000	49,063

Florida Power & Light Co., 2.45%, 2/03/32	30,000	27,381
Georgia Power Co., 4.70%, 5/15/32	20,000	20,786
ITC Holdings Corp., 3.35%, 11/15/27	90,000	87,238
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	78,021
2.40%, 3/15/30	100,000	90,114
NextEra Energy Capital Holdings, Inc.,
2.94%, 3/21/24	80,000	79,271
4.45%, 6/20/25	190,000	195,903

Pacific Gas and Electric Co., 2.50%, 2/01/31	80,000	63,896
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(b)	40,000	37,107
PG&E Corp., 5.25%, 7/01/30	100,000	89,750
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,359
	Par(a)	Value
Electric (Continued)

Public Service Co. of Colorado, 4.10%, 6/01/32	$25,000	$25,753
Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,256
Southern California Edison Co., 2.95%, 2/01/51	6,000	4,285
Terraform Global Operating LLC, 6.13%, 3/01/26(b)	125,000	120,000
Union Electric Co., 2.95%, 3/15/30	100,000	93,901
Virginia Electric and Power Co., 2.30%, 11/15/31	95,000	84,053
Vistra Operations Co. LLC, 5.00%, 7/31/27(b)	50,000	49,228
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,051
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,278
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	10,363
		2,158,315
Electrical Component & Equipment – 0.1%
Emerson Electric Co., 2.00%, 12/21/28	270,000	246,426
Electronics – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,652
Amphenol Corp., 2.05%, 3/01/25	100,000	96,279
Arrow Electronics, Inc.,
3.25%, 9/08/24	44,000	43,227
2.95%, 2/15/32	32,000	27,124

Atkore, Inc., 4.25%, 6/01/31(b)	35,000	30,450
Imola Merger Corp., 4.75%, 5/15/29(b)	50,000	46,750
Jabil, Inc.,
1.70%, 4/15/26	65,000	59,063
4.25%, 5/15/27	70,000	69,300

TD SYNNEX Corp., 1.25%, 8/09/24	20,000	18,769
		416,614
Energy - Alternate Sources – 0.1%
Enviva Partners Finance Corp., 6.50%, 1/15/26(b)	200,000	198,306

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Engineering & Construction – 0.0%(c)
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28(b)	$15,000	$12,339
Entertainment – 0.1%
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	9,363
Caesars Entertainment, Inc., 6.25%, 7/01/25(b)	55,000	54,862
International Game Technology PLC, 5.25%, 1/15/29(b)	200,000	193,135
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	9,126
Six Flags Theme Parks, Inc., 7.00%, 7/01/25(b)	50,000	51,420
Vail Resorts, Inc., 6.25%, 5/15/25(b)	100,000	102,240
		420,146
Environmental Control – 0.0%(c)
Republic Services, Inc.,
0.88%, 11/15/25	40,000	36,438
3.95%, 5/15/28	60,000	60,288
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,527
3.20%, 6/01/32	55,000	51,131
		152,384
Food – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(b)	50,000	47,234
3.50%, 3/15/29(b)	30,000	26,270
4.88%, 2/15/30(b)	65,000	59,475

Campbell Soup Co., 3.95%, 3/15/25	190,000	191,201
General Mills, Inc., 4.00%, 4/17/25	30,000	30,376
Hershey (The) Co., 0.90%, 6/01/25	44,000	41,405
Ingles Markets, Inc., 4.00%, 6/15/31(b)	35,000	31,512
Kraft Heinz Foods Co.,
3.88%, 5/15/27	160,000	159,098
5.20%, 7/15/45	50,000	49,775
4.38%, 6/01/46	100,000	87,901
5.50%, 6/01/50	50,000	50,941
	Par(a)	Value
Food (Continued)

Mondelez International, Inc., 2.63%, 3/17/27	$40,000	$38,147
		813,335
Gas – 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	25,000	25,175
National Fuel Gas Co.,
5.20%, 7/15/25	185,000	187,257
2.95%, 3/01/31	60,000	50,343

NiSource, Inc., 0.95%, 8/15/25	100,000	91,534
Southern California Gas Co., 2.55%, 2/01/30	30,000	27,709
Southwest Gas Corp., 4.05%, 3/15/32	45,000	42,399
		424,417
Healthcare - Products – 0.1%
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	70,743
Hologic, Inc.,
4.63%, 2/01/28(b)	50,000	48,808
3.25%, 2/15/29(b)	60,000	54,374
PerkinElmer, Inc.,
0.85%, 9/15/24	270,000	253,120
1.90%, 9/15/28	55,000	47,419
		474,464
Healthcare - Services – 0.3%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(b)	75,000	72,679
Centene Corp., 2.63%, 8/01/31	80,000	68,219
Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	100,000	97,750
HCA, Inc., 5.25%, 4/15/25	115,000	117,146
Humana, Inc.,
3.85%, 10/01/24	10,000	10,047
4.50%, 4/01/25	125,000	127,221

Laboratory Corp. of America Holdings, 1.55%, 6/01/26	200,000	183,803
Molina Healthcare, Inc.,
4.38%, 6/15/28(b)	200,000	192,500
3.88%, 11/15/30(b)	50,000	46,191

Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	30,000	26,384

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Healthcare - Services (Continued)

Tenet Healthcare Corp., 6.13%, 10/01/28(b)	$65,000	$63,375
UnitedHealth Group, Inc.,
3.70%, 5/15/27	125,000	127,655
2.00%, 5/15/30	125,000	111,730
		1,244,700
Home Builders – 0.1%
NVR, Inc., 3.00%, 5/15/30	45,000	40,517
Tri Pointe Homes, Inc., 5.70%, 6/15/28	50,000	47,818
Williams Scotsman International, Inc., 4.63%, 8/15/28(b)	365,000	342,244
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	10,000	9,544
		440,123
Housewares – 0.0%(c)
Newell Brands, Inc., 4.45%, 4/01/26	100,000	98,716
Insurance – 0.5%
Aflac, Inc.,
1.13%, 3/15/26	180,000	165,087
3.60%, 4/01/30	64,000	62,570

Aon Corp., 2.80%, 5/15/30	20,000	18,085
Assurant, Inc., 4.90%, 3/27/28	160,000	162,510
Berkshire Hathaway, Inc., 3.13%, 3/15/26	95,000	95,274
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	89,939
4.20%, 3/17/32	45,000	42,398

Corebridge Financial, Inc., 3.50%, 4/04/25(b)	80,000	78,241
Enstar Group Ltd., 3.10%, 9/01/31	165,000	133,146
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	200,000	201,088
4.38%, 3/15/29	170,000	173,219
2.25%, 11/15/30	50,000	43,667
2.38%, 12/15/31	100,000	87,412

MGIC Investment Corp., 5.25%, 8/15/28	50,000	48,125
Progressive (The) Corp., 2.50%, 3/15/27	360,000	346,297
Radian Group, Inc., 6.63%, 3/15/25	100,000	101,958
Willis North America, Inc., 4.65%, 6/15/27	100,000	100,817
		1,949,833
	Par(a)	Value
Internet – 0.2%
Booking Holdings, Inc., 4.63%, 4/13/30	$23,000	$23,665
eBay, Inc., 1.90%, 3/11/25	50,000	47,794
Netflix, Inc.,
3.63%, 6/15/25(b)	100,000	98,433
5.88%, 11/15/28	50,000	51,870
6.38%, 5/15/29	75,000	79,631
5.38%, 11/15/29(b)	75,000	75,334

TripAdvisor, Inc., 7.00%, 7/15/25(b)	5,000	4,987
Uber Technologies, Inc.,
7.50%, 5/15/25(b)	75,000	76,176
8.00%, 11/01/26(b)	200,000	203,621

VeriSign, Inc., 4.75%, 7/15/27	100,000	99,371
		760,882
Investment Management Companies – 0.3%
Ares Capital Corp.,
4.25%, 3/01/25	100,000	97,417
3.88%, 1/15/26	172,000	161,893
2.15%, 7/15/26	88,000	76,090
2.88%, 6/15/27	60,000	51,795
2.88%, 6/15/28	40,000	32,970

Barings BDC, Inc., 3.30%, 11/23/26(b)	40,000	34,841
Blackstone Private Credit Fund, 2.70%, 1/15/25(b)	60,000	55,501
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	40,000	35,301
FS KKR Capital Corp.,
1.65%, 10/12/24	140,000	129,735
2.63%, 1/15/27	150,000	127,592
3.25%, 7/15/27	10,000	8,755

Goldman Sachs BDC, Inc., 2.88%, 1/15/26	5,000	4,677
Golub Capital BDC, Inc., 2.50%, 8/24/26	75,000	65,161
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 2/01/29	60,000	53,994
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	55,000	50,173
Prospect Capital Corp., 3.36%, 11/15/26	60,000	51,826
		1,037,721
Iron/Steel – 0.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 1/31/29(b)	24,000	24,581

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Iron/Steel (Continued)
Cleveland-Cliffs, Inc.,
5.88%, 6/01/27	$50,000	$49,765
4.63%, 3/01/29(b)	15,000	14,000
4.88%, 3/01/31(b)	35,000	32,520

Nucor Corp., 3.13%, 4/01/32	50,000	45,206
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	36,680
United States Steel Corp., 6.88%, 3/01/29	30,000	28,813
		231,565
Leisure Time – 0.0%(c)
Life Time, Inc., 5.75%, 1/15/26(b)	5,000	4,700
Royal Caribbean Cruises Ltd., 11.50%, 6/01/25(b)	15,000	16,068
		20,768
Lodging – 0.1%
Choice Hotels International, Inc., 3.70%, 12/01/29	55,000	49,747
Hilton Domestic Operating Co., Inc., 4.00%, 5/01/31(b)	50,000	44,882
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.88%, 7/01/31(b)	70,000	58,800
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,390
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	25,000	21,703
		184,522
Machinery - Construction & Mining – 0.1%
Caterpillar Financial Services Corp.,
0.45%, 5/17/24	190,000	181,394
3.40%, 5/13/25	80,000	80,421
0.80%, 11/13/25	60,000	55,397

Terex Corp., 5.00%, 5/15/29(b)	250,000	223,095
		540,307
Machinery - Diversified – 0.1%
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	110,000	95,526
	Par(a)	Value
Machinery - Diversified (Continued)
IDEX Corp., 2.63%, 6/15/31	$80,000	$68,814
John Deere Capital Corp., 3.40%, 6/06/25	280,000	281,712
		446,052
Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/30(b)	100,000	91,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	125,000	106,638
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	15,000	13,974
DISH DBS Corp.,
5.88%, 11/15/24	100,000	91,993
7.75%, 7/01/26	50,000	41,475
7.38%, 7/01/28	20,000	14,255

FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	144,271
GCI LLC, 4.75%, 10/15/28(b)	20,000	18,228
Nexstar Media, Inc., 5.63%, 7/15/27(b)	100,000	100,279
Sirius XM Radio, Inc.,
5.50%, 7/01/29(b)	49,000	48,143
3.88%, 9/01/31(b)	115,000	100,050
TEGNA, Inc.,
4.75%, 3/15/26(b)	55,000	54,614
5.00%, 9/15/29	200,000	195,512
		1,020,432
Mining – 0.0%(c)
Arconic Corp., 6.13%, 2/15/28(b)	40,000	39,977
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	33,047
		73,024
Miscellaneous Manufacturing – 0.0%(c)
Parker-Hannifin Corp., 3.65%, 6/15/24	40,000	39,973
Office/Business Equipment – 0.0%(c)
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	9,000	8,192

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas – 0.6%
Antero Resources Corp.,
8.38%, 7/15/26(b)	$3,000	$3,263
7.63%, 2/01/29(b)	92,000	96,945
5.38%, 3/01/30(b)	20,000	19,650
Apache Corp.,
4.25%, 1/15/30	50,000	48,173
5.10%, 9/01/40	25,000	22,234

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(b)	10,000	9,745
Chevron Corp., 1.55%, 5/11/25	80,000	76,962
Chevron USA, Inc.,
3.85%, 1/15/28	30,000	30,715
3.25%, 10/15/29	20,000	19,535
CNX Resources Corp.,
7.25%, 3/14/27(b)	125,000	126,578
6.00%, 1/15/29(b)	40,000	38,900

Colgate Energy Partners III LLC, 5.88%, 7/01/29(b)	10,000	9,153
Conoco Funding Co., 7.25%, 10/15/31	9,000	11,013
ConocoPhillips Co.,
2.40%, 3/07/25	195,000	190,085
6.95%, 4/15/29	71,000	83,519

Continental Resources, Inc., 4.38%, 1/15/28	75,000	72,195
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 5/01/29(b)	10,000	9,289
Devon Energy Corp.,
5.85%, 12/15/25	70,000	73,209
4.50%, 1/15/30	81,000	78,506
7.95%, 4/15/32	44,000	52,970
EQT Corp.,
3.90%, 10/01/27	100,000	97,284
7.00%, 2/01/30	100,000	109,487

Exxon Mobil Corp., 2.99%, 3/19/25	80,000	79,684
Hess Corp., 4.30%, 4/01/27	50,000	49,641
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 2/01/31(b)	30,000	27,478
Marathon Petroleum Corp.,
3.63%, 9/15/24	80,000	79,518
4.70%, 5/01/25	50,000	50,986

Murphy Oil Corp., 6.38%, 7/15/28	35,000	34,936
Northern Oil and Gas, Inc., 8.13%, 3/01/28(b)	65,000	62,887
	Par(a)	Value
Oil & Gas (Continued)
Occidental Petroleum Corp.,
8.00%, 7/15/25	$40,000	$44,015
5.50%, 12/01/25	25,000	25,567
8.50%, 7/15/27	65,000	74,262
6.38%, 9/01/28	45,000	48,224
6.13%, 1/01/31	25,000	26,792
6.45%, 9/15/36	25,000	27,803

Ovintiv Exploration, Inc., 5.38%, 1/01/26	10,000	10,199
Range Resources Corp., 4.88%, 5/15/25	100,000	99,789
Southwestern Energy Co.,
7.75%, 10/01/27	75,000	78,217
8.38%, 9/15/28	15,000	16,125

Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	35,000	31,494
Valero Energy Corp., 2.80%, 12/01/31	30,000	26,179
		2,173,206
Oil & Gas Services – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
3.14%, 11/07/29	150,000	138,866
4.49%, 5/01/30	50,000	50,519
		189,385
Packaging & Containers – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 4/30/25(b)	200,000	191,000
Berry Global, Inc., 4.50%, 2/15/26(b)	45,000	43,312
Sealed Air Corp., 6.88%, 7/15/33(b)	60,000	64,200
		298,512
Pharmaceuticals – 0.4%
AbbVie, Inc.,
3.85%, 6/15/24	100,000	100,399
2.60%, 11/21/24	370,000	362,293
3.80%, 3/15/25	70,000	70,180
3.60%, 5/14/25	170,000	170,029

AmerisourceBergen Corp., 3.25%, 3/01/25	75,000	74,244
Becton Dickinson and Co., 3.70%, 6/06/27	55,000	54,482
Bristol-Myers Squibb Co., 1.45%, 11/13/30	50,000	42,906
CVS Health Corp., 1.30%, 8/21/27	65,000	58,026

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Pharmaceuticals (Continued)

Horizon Therapeutics USA, Inc., 5.50%, 8/01/27(b)	$200,000	$198,380
McKesson Corp., 0.90%, 12/03/25	75,000	68,222
Viatris, Inc., 1.65%, 6/22/25	30,000	27,485
Zoetis, Inc., 2.00%, 5/15/30	100,000	86,906
		1,313,552
Pipelines – 1.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 3/01/27(b)	75,000	74,646
5.38%, 6/15/29(b)	65,000	63,498
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	240,000	248,902
5.88%, 3/31/25	255,000	262,438
5.13%, 6/30/27	76,000	77,292
3.70%, 11/15/29	40,000	37,459

Cheniere Energy Partners L.P., 3.25%, 1/31/32	40,000	34,900
Cheniere Energy, Inc., 4.63%, 10/15/28	25,000	24,341
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	235,000	237,403
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	400,000	379,084
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 2/01/29(b)	30,000	27,331
DCP Midstream Operating L.P.,
3.25%, 2/15/32	75,000	64,610
5.60%, 4/01/44	25,000	21,634
Energy Transfer L.P.,
4.05%, 3/15/25	50,000	49,566
2.90%, 5/15/25	80,000	76,857
EnLink Midstream LLC,
5.63%, 1/15/28(b)	25,000	24,267
5.38%, 6/01/29	25,000	23,739
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	50,000	49,473
5.45%, 6/01/47	25,000	19,052

Enterprise Products Operating LLC, 3.75%, 2/15/25	55,000	55,291
	Par(a)	Value
Pipelines (Continued)
EQM Midstream Partners L.P.,
4.13%, 12/01/26	$100,000	$92,184
6.50%, 7/01/27(b)	20,000	20,041
6.50%, 7/15/48	10,000	8,400

Global Partners L.P./GLP Finance Corp., 6.88%, 1/15/29	100,000	91,244
Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	33,436
Hess Midstream Operations L.P.,
5.13%, 6/15/28(b)	75,000	73,153
4.25%, 2/15/30(b)	25,000	22,271
5.50%, 10/15/30(b)	20,000	18,628

Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	54,298
MPLX L.P.,
4.88%, 12/01/24	12,000	12,200
4.88%, 6/01/25	735,000	749,910
4.13%, 3/01/27	180,000	178,533
4.25%, 12/01/27	90,000	89,247
2.65%, 8/15/30	90,000	77,908

New Fortress Energy, Inc., 6.75%, 9/15/25(b)	115,000	112,269
ONEOK, Inc.,
2.75%, 9/01/24	50,000	48,761
2.20%, 9/15/25	80,000	75,033
5.85%, 1/15/26	77,000	80,733
4.00%, 7/13/27	255,000	250,227
6.35%, 1/15/31	60,000	64,297

Spectra Energy Partners L.P., 4.75%, 3/15/24	95,000	96,214
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(b)	100,000	90,808
Targa Resources Corp.,
5.20%, 7/01/27	160,000	162,907
4.20%, 2/01/33	40,000	37,571
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,467
5.00%, 1/15/28	46,000	45,182
5.50%, 3/01/30	25,000	24,711
4.88%, 2/01/31	70,000	65,805
4.00%, 1/15/32	60,000	53,549
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	39,000	43,469
3.25%, 5/15/30	30,000	27,694

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Pipelines (Continued)
Western Midstream Operating L.P.,
4.65%, 7/01/26	$50,000	$49,632
4.75%, 8/15/28	25,000	24,431
4.30%, 2/01/30	75,000	70,141
5.50%, 8/15/48	25,000	21,795
Williams (The) Cos., Inc.,
4.30%, 3/04/24	75,000	75,361
2.60%, 3/15/31	170,000	147,650
		5,058,943
Real Estate – 0.0%(c)
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	15,000	12,702
Real Estate Investment Trusts – 1.0%
American Tower Corp.,
0.60%, 1/15/24	135,000	128,932
5.00%, 2/15/24	80,000	81,422
1.45%, 9/15/26	65,000	58,125
3.13%, 1/15/27	20,000	19,089
3.65%, 3/15/27	110,000	107,317
3.55%, 7/15/27	150,000	145,032

Camden Property Trust, 3.15%, 7/01/29	50,000	47,099
Crown Castle International Corp.,
3.20%, 9/01/24	30,000	29,653
1.35%, 7/15/25	230,000	212,782
4.45%, 2/15/26	160,000	161,806
2.90%, 3/15/27	25,000	23,722
3.65%, 9/01/27	135,000	131,294
3.80%, 2/15/28	17,000	16,538

EPR Properties, 4.75%, 12/15/26	20,000	18,852
Essex Portfolio L.P., 1.70%, 3/01/28	170,000	148,697
Extra Space Storage L.P., 3.90%, 4/01/29	78,000	74,807
Federal Realty OP L.P., 3.95%, 1/15/24	50,000	50,041
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 4/15/26	105,000	104,206
4.00%, 1/15/31	25,000	22,340

Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	60,000	54,099
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	71,329
4.88%, 9/15/29(b)	75,000	68,833
5.25%, 7/15/30(b)	40,000	37,421
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Iron Mountain, Inc.,
4.50%, 2/15/31(b)	$30,000	$26,323
5.63%, 7/15/32(b)	50,000	46,903

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(b)	80,000	68,283
Life Storage L.P., 3.88%, 12/15/27	65,000	62,947
LifeStorage L.P., 3.50%, 7/01/26	167,000	161,321
Office Properties Income Trust, 3.45%, 10/15/31	58,000	41,301
Omega Healthcare Investors, Inc.,
4.50%, 1/15/25	50,000	49,828
4.50%, 4/01/27	80,000	77,148
4.75%, 1/15/28	60,000	57,997

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)	110,000	107,824
Public Storage,
1.50%, 11/09/26	20,000	18,464
1.95%, 11/09/28	125,000	111,089
3.39%, 5/01/29	25,000	24,117
2.25%, 11/09/31	120,000	104,280

SBA Communications Corp., 3.13%, 2/01/29	10,000	8,750
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	64,753
1.38%, 1/15/27	10,000	8,935
Starwood Property Trust, Inc.,
5.50%, 11/01/23(b)	35,000	34,738
4.75%, 3/15/25	50,000	49,662
3.63%, 7/15/26(b)	25,000	22,563
4.38%, 1/15/27(b)	35,000	32,081

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 2/15/25(b)	50,000	50,312
VICI Properties L.P./VICI Note Co., Inc.,
4.63%, 6/15/25(b)	35,000	33,971
5.75%, 2/01/27(b)	100,000	99,578
4.13%, 8/15/30(b)	50,000	45,649
Welltower, Inc.,
3.63%, 3/15/24	50,000	49,911
4.00%, 6/01/25	57,000	56,949

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)

Weyerhaeuser Co., 4.00%, 4/15/30	$95,000	$92,334
XHR L.P., 6.38%, 8/15/25(b)	30,000	30,213
		3,451,660
Retail – 0.3%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(b)	225,000	221,319
Bath & Body Works, Inc.,
5.25%, 2/01/28	25,000	23,573
6.63%, 10/01/30(b)	35,000	33,399

Costco Wholesale Corp., 1.38%, 6/20/27	140,000	129,278
CVS Health Corp., 6.25%, 6/01/27	80,000	87,709
Genuine Parts Co., 1.75%, 2/01/25	190,000	181,158
Lowe's Cos., Inc.,
4.00%, 4/15/25	45,000	45,528
3.35%, 4/01/27	55,000	54,602
3.10%, 5/03/27	75,000	73,529

Macy's Retail Holdings LLC, 5.88%, 4/01/29(b)	5,000	4,391
Murphy Oil USA, Inc., 3.75%, 2/15/31(b)	25,000	22,811
Ross Stores, Inc., 4.70%, 4/15/27	2,000	2,049
Walmart, Inc., 1.50%, 9/22/28	75,000	67,816
Yum! Brands, Inc.,
4.75%, 1/15/30(b)	50,000	48,620
4.63%, 1/31/32	100,000	95,042
		1,090,824
Semiconductors – 0.4%
Amkor Technology, Inc., 6.63%, 9/15/27(b)	100,000	99,515
Analog Devices, Inc.,
3.50%, 12/05/26	70,000	70,718
1.70%, 10/01/28	40,000	36,239
2.10%, 10/01/31	30,000	26,608
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.63%, 1/15/24	220,000	219,961
3.88%, 1/15/27	390,000	385,933
Broadcom, Inc.,
3.46%, 9/15/26	70,000	68,572
4.00%, 4/15/29(b)	145,000	138,994

Entegris, Inc., 3.63%, 5/01/29(b)	30,000	26,618
Intel Corp., 3.75%, 3/25/27	100,000	102,096
	Par(a)	Value
Semiconductors (Continued)

Micron Technology, Inc., 4.98%, 2/06/26	$81,000	$83,070
Qorvo, Inc., 1.75%, 12/15/24(b)	11,000	10,314
Texas Instruments, Inc., 1.90%, 9/15/31	54,000	47,707
		1,316,345
Software – 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25(b)	92,000	91,556
Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	50,764
Intuit, Inc.,
1.35%, 7/15/27	90,000	81,557
1.65%, 7/15/30	36,000	30,528
MSCI, Inc.,
3.88%, 2/15/31(b)	100,000	91,011
3.63%, 11/01/31(b)	100,000	89,023
3.25%, 8/15/33(b)	55,000	47,648

Oracle Corp., 1.65%, 3/25/26	180,000	165,472
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	41,216
SS&C Technologies, Inc., 5.50%, 9/30/27(b)	156,000	153,663
Take-Two Interactive Software, Inc., 3.30%, 3/28/24	70,000	69,585
VMware, Inc.,
1.00%, 8/15/24	65,000	61,151
4.50%, 5/15/25	10,000	10,108

Ziff Davis, Inc., 4.63%, 10/15/30(b)	192,000	176,083
		1,159,365
Telecommunications – 0.5%
AT&T, Inc.,
1.70%, 3/25/26	375,000	349,980
2.30%, 6/01/27	160,000	149,250

Frontier Communications Holdings LLC, 5.88%, 10/15/27(b)	10,000	9,851
Level 3 Financing, Inc., 3.63%, 1/15/29(b)	100,000	83,576
Lumen Technologies, Inc.,
4.50%, 1/15/29(b)	50,000	39,625
5.38%, 6/15/29(b)	33,000	27,555

Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,929

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)
Sprint Capital Corp.,
6.88%, 11/15/28	$50,000	$56,125
8.75%, 3/15/32	75,000	97,125

Sprint Corp., 7.13%, 6/15/24	100,000	104,750
T-Mobile USA, Inc., 3.50%, 4/15/25	425,000	420,042
Verizon Communications, Inc., 3.00%, 3/22/27	100,000	97,557
ViaSat, Inc.,
5.63%, 4/15/27(b)	100,000	94,290
6.50%, 7/15/28(b)	115,000	85,560
		1,713,215
Transportation – 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/01/28(b)	10,000	9,322
Union Pacific Corp.,
3.75%, 7/15/25	90,000	91,095
2.75%, 3/01/26	10,000	9,782

United Parcel Service, Inc., 4.45%, 4/01/30	60,000	63,804
XPO Logistics, Inc., 6.25%, 5/01/25(b)	22,000	22,330
		196,333
Trucking & Leasing – 0.1%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/25(b)	30,000	29,850
9.75%, 8/01/27(b)	320,000	323,075
		352,925
Water – 0.0%(c)
American Water Capital Corp., 4.45%, 6/01/32	30,000	31,005
Total Corporate Bonds (Cost $55,729,742)		53,222,314

Foreign Issuer Bonds – 3.1%
Australia – 0.1%
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	113,000	132,071
Westpac Banking Corp., 3.74%, 8/26/25	145,000	145,819
		277,890
Canada – 0.9%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	95,000	87,857
	Par(a)	Value
Canada (Continued)
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30(b)	$130,000	$113,100

Air Canada, 3.88%, 8/15/26(b)	35,000	32,200
Bank of Montreal,
0.45%, 12/08/23	180,000	173,912
3.70%, 6/07/25	260,000	260,337
Bank of Nova Scotia (The),
0.65%, 7/31/24	95,000	89,549
2.20%, 2/03/25	110,000	106,040
3.45%, 4/11/25	70,000	69,525
1.05%, 3/02/26	90,000	82,183
1.35%, 6/24/26	160,000	146,927

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	76,406
Brookfield Asset Management, Inc., 4.00%, 1/15/25	50,000	50,086
Brookfield Finance I UK PLC, 2.34%, 1/30/32	20,000	16,684
Canadian Imperial Bank of Commerce,
3.30%, 4/07/25	230,000	227,106
3.95%, 8/04/25	145,000	145,291
0.95%, 10/23/25	170,000	155,977
Canadian Natural Resources Ltd.,
3.80%, 4/15/24	150,000	149,296
2.05%, 7/15/25	80,000	75,543

Cenovus Energy, Inc., 5.38%, 7/15/25	6,000	6,230
Enbridge, Inc.,
3.50%, 6/10/24	80,000	79,858
2.50%, 1/15/25	100,000	96,810
4.25%, 12/01/26	90,000	90,558

Fairfax Financial Holdings Ltd., 3.38%, 3/03/31	25,000	22,225
GFL Environmental, Inc., 3.75%, 8/01/25(b)	25,000	24,265
MEG Energy Corp., 5.88%, 2/01/29(b)	20,000	19,000
Methanex Corp., 5.25%, 12/15/29	75,000	66,182
Rogers Communications, Inc.,
3.20%, 3/15/27(b)	75,000	73,300
3.80%, 3/15/32(b)	70,000	67,766
Royal Bank of Canada,
3.97%, 7/26/24	65,000	65,393
0.65%, 7/29/24	60,000	56,699
0.75%, 10/07/24	70,000	65,616

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)
Royal Bank of Canada,
1.20%, 4/27/26	$70,000	$63,816
2.05%, 1/21/27	100,000	93,062

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	10,000	9,200
Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	39,912
Tervita Corp., 11.00%, 12/01/25(b)	13,000	14,138
Toronto-Dominion Bank (The),
3.25%, 3/11/24	50,000	49,842
3.77%, 6/06/25	150,000	150,647
0.75%, 1/06/26	160,000	145,389
		3,357,927
Finland – 0.0%(c)
Nokia Oyj, 4.38%, 6/12/27	50,000	49,292
France – 0.1%
AXA S.A., 8.60%, 12/15/30	195,000	237,599
Germany – 0.1%
Deutsche Bank A.G.,
(SOFR + 3.19%), 6.12%, 7/14/26(i)	150,000	152,402
(SOFR + 1.22%), 2.31%, 11/16/27(i)	150,000	130,356
(5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(i)	200,000	172,534
		455,292
Ireland – 0.0%(c)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	150,000	139,354
Italy – 0.0%(c)
Telecom Italia Capital S.A.,
6.38%, 11/15/33	50,000	41,695
6.00%, 9/30/34	20,000	15,757
		57,452
Japan – 0.7%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	60,000	58,310
2.53%, 3/10/27	70,000	66,981
Mitsubishi UFJ Financial Group, Inc.,
3.41%, 3/07/24	85,000	84,510
	Par(a)	Value
Japan (Continued)
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(i)	$200,000	$202,160
(1Y US Treasury CMT + 0.45%), 0.96%, 10/11/25(i)	200,000	185,801
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	251,601
2.05%, 7/17/30	200,000	167,440
Mizuho Financial Group, Inc.,
(1.25% - SOFR), 1.24%, 7/10/24(i)	200,000	194,635
(3M USD LIBOR + 1.00%), 3.92%, 9/11/24(i)	200,000	199,540
Nomura Holdings, Inc.,
5.10%, 7/03/25	200,000	204,547
1.85%, 7/16/25	200,000	186,015
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	200,000	194,080
1.40%, 9/17/26	200,000	180,149

Toyota Motor Corp., 0.68%, 3/25/24	195,000	187,156
		2,362,925
Luxembourg – 0.0%(c)
ArcelorMittal S.A., 4.25%, 7/16/29	50,000	48,826
Mexico – 0.1%
America Movil S.A.B. de C.V., 2.88%, 5/07/30	200,000	184,442
Coca-Cola Femsa S.A.B. de C.V., 2.75%, 1/22/30	330,000	302,237
		486,679
Peru – 0.0%(c)
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,950
Spain – 0.2%
Banco Santander S.A.,
2.71%, 6/27/24	200,000	195,495
(1Y US Treasury CMT + 0.45%), 0.70%, 6/30/24(i)	400,000	386,493
1.85%, 3/25/26	200,000	181,901
		763,889

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Switzerland – 0.1%
Novartis Capital Corp.,
3.10%, 5/17/27	$190,000	$190,086
2.20%, 8/14/30	10,000	9,229
		199,315
United Kingdom – 0.8%
Astrazeneca Finance LLC, 1.20%, 5/28/26	100,000	92,373
AstraZeneca PLC, 3.13%, 6/12/27	49,000	48,586
Barclays PLC, (3M USD LIBOR + 1.61%), 3.93%, 5/07/25(i)	205,000	201,763
BAT Capital Corp.,
3.22%, 8/15/24	98,000	96,173
2.26%, 3/25/28	48,000	41,139
4.91%, 4/02/30	71,000	67,543

BAT International Finance PLC, 4.45%, 3/16/28	100,000	95,756
HSBC Holdings PLC,
(SOFR + 0.53%), 0.73%, 8/17/24(i)	200,000	192,282
(SOFR + 1.51%), 4.18%, 12/09/25(i)	260,000	258,306
(SOFR + 1.43%), 3.00%, 3/10/26(i)	400,000	384,998
Lloyds Banking Group PLC,
(1Y US Treasury CMT + 0.55%), 0.70%, 5/11/24(i)	200,000	194,248
4.58%, 12/10/25	200,000	197,181

Natwest Group PLC, 3.88%, 9/12/23	200,000	199,616
Reynolds American, Inc., 4.45%, 6/12/25	195,000	194,783
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(i)	300,000	281,952
Unilever Capital Corp., 3.38%, 3/22/25	100,000	100,028
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)	200,000	181,000
		2,827,727
Total Foreign Issuer Bonds (Cost $11,767,172)		11,269,117

	Number of Shares	Value
Master Limited Partnerships – 0.1%
Pipelines – 0.1%
Shell Midstream Partners L.P.	15,581	$250,075
Total Master Limited Partnerships (Cost $249,979)		250,075

	Par(a)
Mortgage-Backed Securities – 22.9%
Commercial Mortgage-Backed Securities – 0.1%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1M USD LIBOR + 3.25%, 3.25% Floor), 5.51%, 10/15/49(b)(k)	$349,541	326,824
Federal Home Loan Mortgage Corporation – 1.1%
Pool,
3.00%, 3/01/30 - 8/01/50	652,563	641,499
2.50%, 4/01/32 - 11/01/50	889,719	856,454
4.50%, 4/01/49	44,994	46,585
2.00%, 10/01/50 - 1/01/52	1,306,593	1,177,779
2.50%, 9/01/51(d)	1,443,352	1,348,202
		4,070,519
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	244,706	239,202
Federal National Mortgage Association – 3.2%
Pool,
2.50%, 10/01/35 - 1/01/52	5,415,707	5,074,729
3.50%, 8/01/45 - 2/01/51	587,462	586,631
3.50%, 1/01/48(d)	1,134,396	1,137,164
4.00%, 9/01/48 - 3/01/51	1,792,458	1,819,812
3.00%, 11/01/48 - 6/01/51	785,365	758,835
4.50%, 1/01/49 - 2/01/50	384,258	393,953
2.00%, 2/01/51 - 11/01/51	1,782,573	1,607,601
		11,378,725

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Government National Mortgage Association – 2.3%
Pool, 8/01/52(j)	$8,694,000	$8,290,452
Government National Mortgage Association II – 1.5%
Pool,
2.50%, 12/20/46 - 8/20/51	1,210,236	1,149,803
3.50%, 1/20/48 - 8/20/48	993,382	999,031
4.50%, 9/20/48 - 1/20/50	133,322	136,481
3.00%, 4/20/49 - 7/20/50	1,495,375	1,463,709
2.00%, 2/20/51 - 10/20/51	1,909,108	1,761,516
		5,510,540
Uniform Mortgage-Backed Securities – 7.3%
Pool, 8/01/37 - 9/01/52(j)	26,626,000	26,228,223
Whole Loan – 7.3%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M3, (1M USD LIBOR + 3.60%), 5.86%, 4/25/24(k)	932,871	942,200
Series 2017-DNA1, Class B1, (1M USD LIBOR + 4.95%), 7.21%, 7/25/29(k)	500,000	527,361
Series 2017-HQA2, Class B1, (1M USD LIBOR + 4.75%), 7.01%, 12/25/29(k)	550,000	575,036
Series 2017-DNA3, Class B1, (1M USD LIBOR + 4.45%), 6.71%, 3/25/30(k)	300,000	306,267
Series 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 4.61%, 4/25/30(k)	579,731	583,621
Series 2018-DNA1, Class B1, (1M USD LIBOR + 3.15%), 5.41%, 7/25/30(k)	690,000	668,443
Series 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 4.56%, 9/25/30(k)	364,198	365,320
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 4.17%, 7/25/42(b)(k)	350,000	351,312
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2017-C01, Class 1B1, (1M USD LIBOR + 5.75%), 8.01%, 7/25/29(k)	$645,000	$704,663
Series 2017-C02, Class 2B1, (1M USD LIBOR + 5.50%), 7.76%, 9/25/29(k)	473,000	511,596
Series 2017-C03, Class 1ED1, (1M USD LIBOR + 0.70%), 2.96%, 10/25/29(k)	394,600	386,511
Series 2017-C03, Class 1B1, (1M USD LIBOR + 4.85%), 7.11%, 10/25/29(k)	430,000	452,710
Series 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 5.11%, 11/25/29(k)	1,427,620	1,438,328
Series 2017-C04, Class 2B1, (1M USD LIBOR + 5.05%), 7.31%, 11/25/29(k)	450,000	474,084
Series 2017-C05, Class 1B1, (1M USD LIBOR + 3.60%, 3.60% Floor), 5.86%, 1/25/30(k)	667,125	667,458
Series 2017-C06, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 6.71%, 2/25/30(k)	200,000	206,169
Series 2017-C07, Class 2B1, (1M USD LIBOR + 4.45%, 4.45% Floor), 6.71%, 5/25/30(k)	217,000	221,332
Series 2018-C01, Class 1B1, (1M USD LIBOR + 3.55%, 3.55% Floor), 5.81%, 7/25/30(k)	487,000	494,934
Series 2018-C02, Class 2B1, (1M USD LIBOR + 4.00%, 4.00% Floor), 6.26%, 8/25/30(k)	425,000	426,853
Series 2018-C03, Class 1B1, (1M USD LIBOR + 3.75%, 3.75% Floor), 6.01%, 10/25/30(k)	550,000	552,562
Series 2018-C05, Class 1B1, (1M USD LIBOR + 4.25%, 4.25% Floor), 6.51%, 1/25/31(k)	340,000	348,304
Series 2018-C06, Class 1M2, (1M USD LIBOR + 2.00%, 2.00% Floor), 4.26%, 3/25/31(k)	975,383	974,329

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2018-C06, Class 2M2, (1M USD LIBOR + 2.10%, 2.10% Floor), 4.36%, 3/25/31(k)	$318,559	$316,967
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 2.41%, 11/25/41(b)(k)	730,711	715,220
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, (1M USD LIBOR + 2.40%), 4.66%, 4/25/31(b)(k)	188,471	188,245
Series 2018-R07, Class 1M2C, (1M USD LIBOR + 2.40%), 4.66%, 4/25/31(b)(k)	217,614	216,983
Series 2019-R01, Class 2M2, (1M USD LIBOR + 2.45%), 4.71%, 7/25/31(b)(k)	24,485	24,470
Series 2019-R01, Class 2M2C, (1M USD LIBOR + 2.45%), 4.71%, 7/25/31(b)(k)	297,531	296,662
Series 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%, 2.30% Floor), 4.56%, 8/25/31(b)(k)	63,751	63,675
Series 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 4.36%, 9/25/39(b)(k)	301,987	301,986
Series 2019-R07, Class 1M2, (1M USD LIBOR + 2.10%), 4.36%, 10/25/39(b)(k)	78,176	78,112
Series 2020-R02, Class 2M2, (1M USD LIBOR + 2.00%), 4.26%, 1/25/40(b)(k)	1,349,481	1,335,986
Series 2020-R01, Class 1M2, (1M USD LIBOR + 2.05%, 2.05% Floor), 4.31%, 1/25/40(b)(k)	1,281,169	1,281,053
Series 2020-SBT1, Class 1M2, (1M USD LIBOR + 3.65%), 5.91%, 2/25/40(b)(k)	511,533	500,278
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 3.06%, 10/25/41(b)(k)	190,000	181,678
	Par(a)	Value
Whole Loan (Continued)
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 4.61%, 10/25/41(b)(k)	$150,000	$134,625
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 4.26%, 12/25/41(b)(k)	275,000	242,000
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 2.71%, 1/25/42(b)(k)	220,026	215,626
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 4.47%, 6/25/42(b)(k)	577,357	583,799
Freddie Mac STACR REMIC Trust,
Series 2021-HQA1, Class M1, (30D Average SOFR + 0.70%), 2.21%, 8/25/33(b)(k)	467,603	465,265
Series 2021-HQA1, Class M2, (30D Average SOFR + 2.25%), 3.76%, 8/25/33(b)(k)	150,000	140,138
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 3.61%, 10/25/33(b)(k)	30,000	28,565
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 3.16%, 1/25/34(b)(k)	828,602	812,029
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 5.16%, 11/25/41(b)(k)	260,000	239,012
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 3.61%, 3/25/42(b)(k)	723,370	719,753
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 4.46%, 6/25/42(b)(k)	955,661	965,517
Series 2019-HQA4, Class M2, (1M USD LIBOR + 2.05%), 4.31%, 11/25/49(b)(k)	73,639	73,639
Series 2020-DNA1, Class M2, (1M USD LIBOR + 1.70%), 3.96%, 1/25/50(b)(k)	453,471	449,384

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2020-HQA1, Class M2, (1M USD LIBOR + 1.90%), 4.16%, 1/25/50(b)(k)	$48,189	$47,707
Series 2020-DNA2, Class M2, (1M USD LIBOR + 1.85%), 4.11%, 2/25/50(b)(k)	1,393,357	1,384,718
Series 2020-HQA2, Class M2, (1M USD LIBOR + 3.10%), 5.36%, 3/25/50(b)(k)	511,203	511,974
Series 2020-DNA4, Class M2, (1M USD LIBOR + 3.75%), 6.01%, 8/25/50(b)(k)	56,603	56,658
Series 2020-HQA4, Class M2, (1M USD LIBOR + 3.15%), 5.41%, 9/25/50(b)(k)	74,017	74,281
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 4.31%, 10/25/50(b)(k)	258,666	258,977
STACR Trust, Series 2018-HRP2, Class M3, (1M USD LIBOR + 2.40%), 4.66%, 2/25/47(b)(k)	250,000	247,933
Freddie Mac STACR, Series 2019-HQA3, Class M2, (1M USD LIBOR + 1.85%), 4.11%, 9/25/49(b)(k)	709,226	704,829
Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (1M USD LIBOR + 1.95%), 4.21%, 10/25/49(b)(k)	129,694	129,538
		26,166,675
Total Mortgage-Backed Securities (Cost $82,915,388)		82,211,160

	Number of Shares
Preferred Stocks – 1.1%
Real Estate Investment Trusts – 1.1%
AGNC Investment Corp., 6.13%(k)	21,599	481,442
Arbor Realty Trust, Inc., 6.25%(k)	34,424	704,315
Chimera Investment Corp., 8.00%(k)	24,975	549,450
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Granite Point Mortgage Trust, Inc., 7.00%(k)	23,198	$499,453
MFA Financial, Inc., 6.50%(k)	36,707	720,926
New Residential Investment Corp., 6.38%(k)	32,036	644,564
New York Mortgage Trust, Inc., 6.88%(k)	18,982	384,575
		3,984,725
Total Preferred Stocks (Cost $4,570,059)		3,984,725

Rights – 0.0%(c)
Pharmaceuticals – 0.0%(c)
Zogenix Inc. Cvr(l)*	21,009	14,725
Total Rights (Cost $14,286)		14,725

Warrants – 0.0%(c)
Healthcare - Services – 0.0%(c)
UpHealth, Inc., Strike Price $11.50, Expires*	254	20
Total Warrants (Cost $—)		20

Investment Companies – 0.8%
ProShares Short 20+ Year Treasury*	149,835	2,927,776
Total Investment Companies (Cost $2,972,189)		2,927,776

	Number of Shares/Par
Short-Term Investments – 8.3%
Corporate Bonds – 0.2%
Morgan Stanley, 4.10%, 5/22/23	$25,000	25,096
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	100,000	100,630
Royal Caribbean Cruises Ltd., 9.13%, 6/15/23(b)	50,000	50,755
Boeing (The) Co., 1.17%, 2/04/23	30,000	29,623
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/23	105,000	103,373

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares/Par	Value
Corporate Bonds (Continued)
Elevance Health, Inc., 0.45%, 3/15/23	$130,000	$128,185
Pioneer Natural Resources Co., 0.55%, 5/15/23	40,000	39,191
Martin Marietta Materials, Inc., 0.65%, 7/15/23	55,000	53,345
		530,198
Money Market Fund – 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.58%(m)	3,023,789	3,023,789
Convertible Bonds – 3.0%
OSI Systems, Inc., 1.25%, 9/01/22(d)	751,000	747,714
iStar, Inc., 3.13%, 9/15/22(d)	458,000	544,448
Innoviva, Inc., 2.13%, 1/15/23(d)	1,244,000	1,220,986
II-VI, Inc., 0.25%, 9/01/22(d)	560,000	629,440
PRA Group, Inc., 3.50%, 6/01/23(d)	785,000	810,022
SFL Corp. Ltd., 4.88%, 5/01/23(d)	486,000	478,406
Granite Point Mortgage Trust, Inc., 5.63%, 12/01/22(b)	1,533,000	1,522,461
Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23(d)	692,000	665,185
New Relic, Inc., 0.50%, 5/01/23(d)	838,000	817,469
KKR Real Estate Finance Trust, Inc., 6.13%, 5/15/23	555,000	556,387
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	1,409,000	1,378,404
WisdomTree Investments, Inc., 4.25%, 6/15/23	701,000	736,050
DigitalBridge Group, Inc., 5.00%, 4/15/23	705,000	688,992
		10,795,964
Foreign Issuer Bonds – 0.0%(c)
Toronto-Dominion Bank (The), 0.30%, 6/02/23	50,000	48,747
U.S. Treasury Bills – 4.3%
U.S. Treasury Bill, 1.11%, 9/01/22(n)	2,500,000	2,495,415
	Number of Shares/Par	Value
U.S. Treasury Bills (Continued)
U.S. Treasury Bill, 0.91%, 8/04/22(n)	$3,000,000	$2,999,526
U.S. Treasury Bill, 2.43%, 10/27/22(n)	10,000,000	9,943,369
		15,438,310
Total Short-Term Investments (Cost $29,840,340)		29,837,008

Number of Contracts		Notional Amount
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.0%(c)
ironSource Ltd., Strike Price $2.50, Expires 9/16/22	206	80,340	28,840
Unity Software, Inc.,
Strike Price $40.00, Expires 11/18/22	12	44,868	7,320
Strike Price $40.00, Expires 10/21/22	29	108,431	13,920
			50,080
Put Options - Exchange Traded – 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Strike Price $75.00, Expires 10/21/22	1,135	13,008,235	136,200
iShares Preferred & Income Securities ETF, Strike Price $32.00, Expires 10/21/22	1,187	4,127,199	46,293
Twitter, Inc., Strike Price $30.00, Expires 10/21/22	97	403,617	13,677
Zendesk, Inc., Strike Price $70.00, Expires 9/16/22	19	143,298	1,425
			197,595
Total Purchased Options (Premiums Paid $525,311)			247,675
Total Long Positions – 96.7% (Cost $358,456,873)			347,460,111

	Number of Shares	Value
Short Positions – (11.4)%(o)
Common Stocks – (7.7)%
Aerospace/Defense – (0.0)%(c)
Kaman Corp.	(1,831)	(56,358)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Airlines – (0.0)%(c)
Spirit Airlines, Inc.	(4,377)	$(108,418)
Biotechnology – (0.4)%
Exact Sciences Corp.	(5,097)	(229,875)
Halozyme Therapeutics, Inc.	(6,557)	(320,637)
Innoviva, Inc.	(9,481)	(135,957)
Insmed, Inc.	(30,765)	(680,522)
Ligand Pharmaceuticals, Inc.	(138)	(12,700)
		(1,379,691)
Building Materials – (0.1)%
Patrick Industries, Inc.	(4,205)	(255,328)
Commercial Services – (0.5)%
Chegg, Inc.	(4,130)	(87,969)
Rentokil Initial PLC (United Kingdom)	(93,658)	(618,421)
Sabre Corp.	(53,068)	(326,368)
Stride, Inc.	(13,764)	(614,975)
		(1,647,733)
Computers – (0.2)%
Lumentum Holdings, Inc.	(2,191)	(198,198)
Mitek Systems, Inc.	(12,802)	(139,286)
NCR Corp.	(12,043)	(390,795)
		(728,279)
Cosmetics/Personal Care – (0.1)%
Beauty Health (The) Co.	(20,185)	(268,864)
Diversified Financial Services – (0.7)%
Affiliated Managers Group, Inc.	(557)	(70,394)
Cowen, Inc., Class A	(14,916)	(523,104)
Encore Capital Group, Inc.	(15,554)	(1,126,576)
I3 Verticals, Inc., Class A	(6,033)	(163,675)
Intercontinental Exchange, Inc.	(664)	(67,721)
LendingTree, Inc.	(364)	(16,591)
PRA Group, Inc.	(6,109)	(243,383)
SoFi Technologies, Inc.	(15,819)	(99,818)
Upstart Holdings, Inc.	(1,163)	(28,296)
WisdomTree Investments, Inc.	(65,603)	(341,136)
		(2,680,694)
Electric – (0.3)%
Algonquin Power & Utilities Corp. (Canada)	(24,709)	(345,679)
NRG Energy, Inc.	(21,187)	(799,809)
		(1,145,488)
	Number of Shares	Value
Electronics – (0.1)%
II-VI, Inc.	(8,923)	$(469,706)
OSI Systems, Inc.	(334)	(32,288)
		(501,994)
Energy - Alternate Sources – (0.5)%
Array Technologies, Inc.	(39,646)	(668,035)
Enphase Energy, Inc.	(2,422)	(688,284)
Sunnova Energy International, Inc.	(13,179)	(342,918)
		(1,699,237)
Engineering & Construction – (0.3)%
Fluor Corp.	(34,669)	(880,939)
MasTec, Inc.	(1,909)	(150,678)
		(1,031,617)
Food – (0.1)%
Chefs' Warehouse (The), Inc.	(11,024)	(381,541)
Healthcare - Products – (0.1)%
CONMED Corp.	(1,983)	(193,600)
Haemonetics Corp.	(1,828)	(127,028)
		(320,628)
Home Builders – (0.1)%
Winnebago Industries, Inc.	(7,493)	(452,352)
Internet – (0.3)%
Etsy, Inc.	(1,421)	(147,386)
Groupon, Inc.	(1,531)	(16,229)
Magnite, Inc.	(3,708)	(28,329)
NortonLifeLock, Inc.	(2,041)	(50,066)
Perficient, Inc.	(1,675)	(176,746)
Snap, Inc., Class A	(3,688)	(36,437)
TripAdvisor, Inc.	(6,616)	(125,770)
Upwork, Inc.	(7,562)	(140,351)
Zillow Group, Inc., Class C	(7,516)	(262,158)
		(983,472)
Leisure Time – (0.2)%
Callaway Golf Co.	(23,729)	(544,580)
Norwegian Cruise Line Holdings Ltd.	(10,044)	(122,035)
Royal Caribbean Cruises Ltd.	(3,910)	(151,356)
		(817,971)
Lodging – (0.1)%
Marcus (The) Corp.	(29,850)	(490,436)
Machinery - Construction & Mining – (0.1)%
Bloom Energy Corp., Class A	(18,534)	(374,943)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Media – (0.1)%
Cable One, Inc.	(260)	$(357,937)
DISH Network Corp., Class A	(5,295)	(91,974)
		(449,911)
Metal Fabricate/Hardware – (0.1)%
RBC Bearings, Inc.	(1,170)	(276,120)
Oil & Gas – (0.4)%
Centennial Resource Development, Inc., Class A	(110,854)	(738,288)
Pioneer Natural Resources Co.	(2,958)	(700,898)
		(1,439,186)
Oil & Gas Services – (0.0)%(c)
Helix Energy Solutions Group, Inc.	(35,833)	(144,765)
Pharmaceuticals – (0.2)%
Coherus Biosciences, Inc.	(20,792)	(176,108)
Herbalife Nutrition Ltd.	(1,480)	(36,127)
Jazz Pharmaceuticals PLC	(2,189)	(341,615)
		(553,850)
Real Estate – (0.1)%
Anywhere Real Estate, Inc.	(23,137)	(229,750)
Real Estate Investment Trusts – (0.9)%
iStar, Inc.	(20,081)	(335,554)
Pebblebrook Hotel Trust	(24,589)	(480,961)
Prologis, Inc.	(13,781)	(1,826,809)
Summit Hotel Properties, Inc.	(53,879)	(422,950)
		(3,066,274)
Retail – (0.0)%(c)
Cheesecake Factory (The), Inc.	(6,043)	(176,637)
Semiconductors – (0.4)%
Broadcom, Inc.	(1,593)	(853,020)
Impinj, Inc.	(2,720)	(231,254)
MACOM Technology Solutions Holdings, Inc.	(2,518)	(145,893)
MaxLinear, Inc.	(5,475)	(221,245)
Wolfspeed, Inc.	(1,033)	(86,049)
		(1,537,461)
Software – (0.8)%
8x8, Inc.	(3,032)	(14,826)
Bandwidth, Inc., Class A	(1,095)	(18,210)
Bentley Systems, Inc., Class B	(4,385)	(173,646)
	Number of Shares	Value
Software (Continued)
BigCommerce Holdings, Inc., Series 1	(3,306)	$(51,739)
Blackline, Inc.	(1,612)	(101,911)
Ceridian HCM Holding, Inc.	(3,952)	(216,451)
Envestnet, Inc.	(4,637)	(270,198)
Everbridge, Inc.	(1,041)	(26,171)
LivePerson, Inc.	(4,108)	(56,033)
New Relic, Inc.	(762)	(46,230)
Progress Software Corp.	(10,747)	(504,679)
RingCentral, Inc., Class A	(846)	(41,869)
Splunk, Inc.	(912)	(94,766)
Verint Systems, Inc.	(11,873)	(542,240)
Workiva, Inc.	(4,345)	(284,597)
Ziff Davis, Inc.	(3,563)	(291,774)
		(2,735,340)
Telecommunications – (0.1)%
Infinera Corp.	(48,872)	(320,112)
Transportation – (0.3)%
Air Transport Services Group, Inc.	(25,419)	(796,631)
CryoPort, Inc.	(3,959)	(147,275)
SFL Corp. Ltd. (Norway)	(6,943)	(69,222)
		(1,013,128)
Trucking & Leasing – (0.1)%
Greenbrier (The) Cos., Inc.	(8,865)	(282,084)
Total Common Stocks (Proceeds $29,508,649)		(27,549,662)

	Par
Mortgage-Backed Securities – (3.6)%
Uniform Mortgage-Backed Securities – (3.6)%
Pool, 8/01/52(j)	$(14,318,000)	(13,071,927)
Total Mortgage-Backed Securities (Proceeds $12,644,737)		(13,071,927)

Number of Shares
Investment Companies – (0.1)%
iShares Expanded Tech-Software Sector ETF	(619)	(182,797)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
iShares Russell 2000 Growth ETF	(554)	$(127,204)
Total Investment Companies (Proceeds $291,783)		(310,001)
Total Short Positions – (11.4)% (Proceeds $42,445,169)		(40,931,590)
Total Written Options – (0.0)%(c) (Premiums Received $224,935)		(79,303)
Other Assets less Liabilities – 14.7%(p)		52,851,947
NET ASSETS – 100.0%		$359,301,165
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Morningstar Funds Trust.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Zero coupon bond.
(g)	Restricted security that has been deemed illiquid. At July 31, 2022, the value of these restricted illiquid securities amounted to $75,155 or 0.02% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
UpHealth, Inc., 6.25%, 6/15/26	5/25/21	$187,000

(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2022 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2022.
(k)	Variable rate security. Rate as of July 31, 2022 is disclosed.
(l)	Investment is valued using significant unobservable inputs (Level 3).
(m)	7-day current yield as of July 31, 2022 is disclosed.
(n)	Discount rate at the time of purchase.
(o)	Securities sold short are not owned by the Fund and cannot produce income.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:
1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BDC	Business Development Company
CMT	Constant Maturity
ETF	Exchange-Traded Fund

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	74.5
All other currencies less than 5%	25.5
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	71.0
All other countries less than 5%	29.0
Total	100.0

(a) Percentages shown are based on Net Assets.

Futures Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	32	9/08/2022	EUR	5,155,711	$243,026
Ultra 10-Year U.S. Treasury Note	48	9/21/2022	USD	6,300,000	84,789
Ultra U.S. Treasury Bond	1	9/21/2022	USD	158,313	3,117
Total Long Contracts					$330,932
Short Contracts
Euro-BTP Italian Government Bond	(5)	9/08/2022	EUR	645,578	$(10,916)
Euro-OAT	(23)	9/08/2022	EUR	3,443,092	(113,558)
10-Year Australian Treasury Bond	(55)	9/15/2022	AUD	4,802,319	(156,325)
10-Year U.S. Treasury Note	(41)	9/21/2022	USD	4,966,766	(130,226)
U.S. Treasury Long Bond	(1)	9/21/2022	USD	144,000	(2,691)
10-Year Canadian Government Bond	(13)	9/29/2022	CAD	1,324,314	(4,459)
Long Gilt	(21)	9/30/2022	GBP	3,022,312	(103,188)
2-Year U.S. Treasury Note	(28)	10/05/2022	USD	5,892,906	(20,187)
5-Year U.S. Treasury Note	(150)	10/05/2022	USD	17,058,984	(205,607)
Total Short Contracts					$(747,157)
					$(416,225)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

09/15/22	U.S. Dollars	4,148	Euro	3,948	Morgan Stanley	$100,438
09/15/22	British Pounds	722	U.S. Dollars	866	Morgan Stanley	13,165
09/15/22	Swedish Krona	3,158	U.S. Dollars	308	Morgan Stanley	4,389
09/15/22	Australian Dollars	310	U.S. Dollars	213	JPMorgan Chase	3,600
09/15/22	U.S. Dollars	3,621	British Pounds	2,970	Morgan Stanley	1,113
09/15/22	U.S. Dollars	209	Swedish Krona	2,113	Morgan Stanley	723
09/15/22	U.S. Dollars	62	British Pounds	50	JPMorgan Chase	666
09/15/22	Euro	311	U.S. Dollars	319	Morgan Stanley	639
09/15/22	U.S. Dollars	49	British Pounds	40	Deutsche Bank	429
09/15/22	U.S. Dollars	37	British Pounds	30	Barclays	426
09/15/22	U.S. Dollars	10	South African Rand	170	Morgan Stanley	284
09/15/22	U.S. Dollars	21	Euro	20	Deutsche Bank	186
09/15/22	New Zealand Dollars	15	U.S. Dollars	8	Morgan Stanley	108
09/15/22	Australian Dollars	7	U.S. Dollars	5	Morgan Stanley	74
09/15/22	U.S. Dollars	68	Hong Kong Dollars	530	Citibank	64
09/15/22	U.S. Dollars	9	Mexican Peso	180	JPMorgan Chase	58
09/15/22	U.S. Dollars	46	Hong Kong Dollars	360	Morgan Stanley	38
09/15/22	British Pounds	40	U.S. Dollars	49	JPMorgan Chase	29
09/15/22	British Pounds	26	U.S. Dollars	31	Citibank	26
09/15/22	Canadian Dollars	37	U.S. Dollars	29	Citibank	1
Total Unrealized Appreciation						$126,456

09/15/22	New Zealand Dollars	4	U.S. Dollars	2	Morgan Stanley	$(3)
09/15/22	U.S. Dollars	1	New Zealand Dollars	2	Citibank	(31)
09/15/22	U.S. Dollars	9	Swedish Krona	90	Bank of America	(104)
09/15/22	U.S. Dollars	56	Australian Dollars	80	Bank of America	(171)
09/15/22	British Pounds	239	U.S. Dollars	292	JPMorgan Chase	(195)
09/15/22	U.S. Dollars	77	New Zealand Dollars	123	Morgan Stanley	(253)
09/15/22	U.S. Dollars	47	Canadian Dollars	60	Deutsche Bank	(519)
09/15/22	Swedish Krona	555	U.S. Dollars	55	Morgan Stanley	(550)
09/15/22	U.S. Dollars	16	South African Rand	270	Morgan Stanley	(572)
09/15/22	U.S. Dollars	243	British Pounds	200	Bank of America	(996)
09/15/22	Euro	60	U.S. Dollars	63	JPMorgan Chase	(1,933)
09/15/22	U.S. Dollars	187	Euro	184	Morgan Stanley	(2,306)
09/15/22	U.S. Dollars	363	British Pounds	300	Morgan Stanley	(2,716)
09/15/22	U.S. Dollars	630	Australian Dollars	905	Morgan Stanley	(3,061)
09/15/22	U.S. Dollars	421	Canadian Dollars	544	Morgan Stanley	(3,286)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2022: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
09/15/22	U.S. Dollars	1,466	Swedish Krona	14,922	Morgan Stanley	$(4,350)
09/15/22	Euro	779	U.S. Dollars	820	Morgan Stanley	(21,607)
Total Unrealized Depreciation						$(42,653)
Net Unrealized Appreciation						$83,803

Written Put Option Contracts outstanding at July 31, 2022: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,135	USD	13,008,235	71.00	10/21/2022	$(56,750)
iShares Preferred & Income Securities ETF	1,187	USD	4,127,199	29.00	10/21/2022	(22,553)
Total Written Put Options Contracts (Premiums Received $224,935)						$(79,303)

Long Contracts for Difference at July 31, 2022: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Albertsons Companies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	21,175	Monthly	$568,524	$6,041
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,892	Monthly	401,367	46,824
Allstate Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,795	Monthly	560,616	(21,209)
Altice USA, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	47,590	Monthly	500,086	(50,531)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,360	Monthly	191,080	10,053
Altria Group, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	9,680	Monthly	424,364	17,901
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,532	Monthly	643,486	21,509
American Express Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,289	Monthly	506,188	39,939
American Express Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,085	Monthly	320,985	23,914
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	9,421	Monthly	487,654	4,074
American International Group, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	9,219	Monthly	477,039	15,352
AmerisourceBergen Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	206	Monthly	30,047	750
Amgen, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,318	Monthly	573,161	(2,816)
Apache Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,747	Monthly	139,265	12,779
Apache Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	17,372	Monthly	645,442	89,712
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,792	Monthly	507,785	20,582
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,207	Monthly	513,933	58,712
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,520	Monthly	194,733	21,955
AT&T, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,643	Monthly	143,510	(900)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Atmos Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	540	Monthly	$65,519	$4,244
Autodesk, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	862	Monthly	186,393	34,500
AutoNation, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,742	Monthly	325,311	13,271
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	180	Monthly	384,678	(1,681)
AutoZone, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	87	Monthly	185,858	(6,850)
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	38,134	Monthly	599,731	(48,812)
Baxter International, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	9,555	Monthly	560,409	(67,141)
Baxter International, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,718	Monthly	452,512	(44,116)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,098	Monthly	630,570	30,689
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,091	Monthly	238,534	1,145
Biogen, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,919	Monthly	412,494	(3,948)
Block, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	3,943	Monthly	299,746	39,587
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	208	Monthly	402,468	45,012
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,414	Monthly	92,802	11,571
Boston Properties, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,263	Monthly	479,391	10,514
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	10,027	Monthly	556,531	7,431
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,106	Monthly	449,633	47,413
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,256	Monthly	166,423	1,848
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,663	Monthly	417,464	(9,413)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	314	Monthly	23,167	(196)
Cable One, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	257	Monthly	354,012	115
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,791	Monthly	264,506	32,121
Callon Petroleum Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,687	Monthly	215,761	26,594
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,480	Monthly	208,731	13,253
Campbell Soup	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	8,023	Monthly	395,758	5,316
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	4,523	Monthly	269,192	29,835
Cardinal Health, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	6,117	Monthly	364,162	26,442
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	251	Monthly	49,760	2,241
Cboe Global Markets, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,532	Monthly	188,987	(567)
Celanese Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,130	Monthly	367,750	12,996
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	221	Monthly	21,308	2,565
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,234	Monthly	308,931	23,359
Chevron Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,328	Monthly	544,833	86,734
Chubb Ltd.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,535	Monthly	478,134	11,364
Chubb Ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,080	Monthly	580,521	(14,134)
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,099	Monthly	448,488	(31,124)
Cisco Systems, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	13,252	Monthly	601,332	30,568
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,382	Monthly	475,089	(11,982)
CNX Resources Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,184	Monthly	89,514	(5,198)
ConocoPhillips	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	6,813	Monthly	663,702	63,272
Coterra Energy, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	16,298	Monthly	498,487	46,869
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	15,977	Monthly	516,155	52,982
CSX Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	19,778	Monthly	639,140	68,347
CubeSmart	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	524	Monthly	24,017	1,632

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	7,284	Monthly	$696,370	$10,078
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,085	Monthly	199,394	548
Darling Ingredients, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,235	Monthly	154,841	2,982
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,923	Monthly	221,799	8,436
Devon Energy Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,717	Monthly	484,812	78,049
Dow, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	20,661	Monthly	1,098,890	70,884
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,774	Monthly	353,493	22,874
DXC Technology	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	7,071	Monthly	223,411	4,210
DXC Technology	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	23,737	Monthly	749,733	67,531
Ebay, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	8,912	Monthly	433,329	17,317
Elastic N.V.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,728	Monthly	457,546	20,041
EOG Resources, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	214	Monthly	23,801	898
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,557	Monthly	243,092	20,867
Equity Residential	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,605	Monthly	204,166	13,194
Exelon Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,284	Monthly	245,457	11,429
Exelon Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,879	Monthly	366,122	17,634
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	8,818	Monthly	935,008	58,675
Fair Isaac Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,051	Monthly	485,371	35,228
Federal Realty Investment Trust	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,485	Monthly	367,693	29,927
FedEx Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,513	Monthly	585,671	14,466
Flex Ltd.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,017	Monthly	17,097	2,371
Fortive Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	6,963	Monthly	448,577	66,308
Fox Corp., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,367	Monthly	177,674	(11,030)
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	18,426	Monthly	581,095	102,919
Gartner, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,850	Monthly	490,918	45,641
General Dynamics Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	42	Monthly	9,513	226
General Electric Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,213	Monthly	385,332	57,643
General Motors Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	18,056	Monthly	654,606	61,105
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	7,432	Monthly	443,996	(7,870)
GoDaddy, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,040	Monthly	225,474	453
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,995	Monthly	24,488	2,463
H&R Block, Inc.	U.S. Fed Funds	2/8/2023	JPMorgan Chase	1,188	Monthly	47,473	71
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	8,233	Monthly	328,856	19,860
Halliburton Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	22,359	Monthly	654,832	29,598
Hanesbrands, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	16,660	Monthly	186,231	(2,860)
Harley-Davidson, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,265	Monthly	123,420	10,418
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	8,149	Monthly	524,995	(7,602)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,817	Monthly	245,963	5,530
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	779	Monthly	165,440	8,059
Healthpeak Properties, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	17,426	Monthly	481,412	14,395
Hologic, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,550	Monthly	467,217	(445)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,175	Monthly	$353,279	$16,677
Hormel Foods Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	940	Monthly	46,343	1,646
HP, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	18,028	Monthly	601,868	16,499
HP, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	627	Monthly	20,926	1,075
Huntsman Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,106	Monthly	89,906	453
Illinois Tool Works, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,878	Monthly	390,005	50,801
Illumina, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	905	Monthly	195,954	24,719
Il-VI, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	9,673	Monthly	508,951	32,072
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	534	Monthly	97,853	5,070
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,202	Monthly	220,126	20,955
JB Hunt Transport Services, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	885	Monthly	162,121	13,812
Johnson & Johnson	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,311	Monthly	577,548	(11,560)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	370	Monthly	19,940	1,151
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	11,727	Monthly	632,041	81,927
Kellogg Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,681	Monthly	419,736	8,148
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	30,349	Monthly	545,900	10,240
Kinross Gold Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	74,101	Monthly	252,655	12,438
Kohls Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	10,966	Monthly	319,505	(4,837)
Kraft Heinz Foods Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	15,547	Monthly	572,673	(16,562)
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	10,189	Monthly	473,108	1,968
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	12,163	Monthly	564,368	(19,699)
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,925	Monthly	103,937	8,644
L Brands, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	8,849	Monthly	314,387	58,210
Lam Research Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,006	Monthly	503,441	36,667
Laredo Petroleum, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,873	Monthly	166,002	37,720
LIncoln National Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	9,719	Monthly	495,311	12,860
LIncoln National Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	11,896	Monthly	610,464	50,638
Live Nation Entertainment, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,387	Monthly	506,251	12,910
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	948	Monthly	392,032	445
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,439	Monthly	595,189	21,920
Loews Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,227	Monthly	71,462	1,462
Loews Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	368	Monthly	21,426	652
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,175	Monthly	416,687	21,642
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,039	Monthly	390,343	13,128
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,207	Monthly	196,529	3,460
Manulife Financial Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,201	Monthly	76,951	3,812
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	6,831	Monthly	626,043	40,968
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,249	Monthly	480,750	43,904

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,974	Monthly	$631,062	$31,346
Martin Marietta Materials, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	459	Monthly	161,546	15,559
Match Group, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	6,023	Monthly	442,940	10,658
Mattel, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	8,923	Monthly	206,918	13,914
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	286	Monthly	75,313	2,672
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,517	Monthly	399,220	15,064
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	458	Monthly	120,566	3,771
McKesson Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	882	Monthly	301,231	9,782
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	922	Monthly	314,685	9,319
Medtronic PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	884	Monthly	81,726	3,010
MGM Resorts International	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	30,944	Monthly	1,012,333	107,840
Molson Coors Beverage Co., Class B	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,783	Monthly	225,924	4,089
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	9,699	Monthly	510,681	48,621
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	152	Monthly	43,173	4,393
NetApp, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,614	Monthly	115,040	10,065
Newell Brands, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,254	Monthly	65,792	94
Newmont Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	23,051	Monthly	1,043,592	(123,674)
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,555	Monthly	641,648	20,527
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,054	Monthly	515,672	47,586
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	742	Monthly	355,300	19,924
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	225	Monthly	107,741	6,266
Nucor Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,812	Monthly	517,602	60,696
Nutrien Ltd.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	5,866	Monthly	502,092	54,751
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,680	Monthly	307,671	20,129
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,098	Monthly	76,673	955
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	6,992	Monthly	487,950	37,246
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	7,559	Monthly	527,678	36,418
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,099	Monthly	107,224	13,861
Owens Corning	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,511	Monthly	511,022	47,877
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,266	Monthly	599,556	20,233
Parker-Hannifin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	344	Monthly	99,405	13,969
PBF Energy, Inc., Class A	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	15,732	Monthly	524,754	92,667
Pfizer, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	20,310	Monthly	1,025,705	(14,777)
Phillips 66	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,546	Monthly	493,521	24,718
Pioneer Natural Resources Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	342	Monthly	81,087	5,226
PPL Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	17,650	Monthly	513,022	27,117
Prologis, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,403	Monthly	316,546	11,605
PTC Therapeutics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,327	Monthly	410,346	60,078
Public Storage	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	402	Monthly	131,198	2,827
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,028	Monthly	686,336	3,232
Range Resources Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,696	Monthly	188,339	19,054
Regency Centers Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,145	Monthly	73,703	4,774

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Rexford Industrial Reality, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	402	Monthly	$26,283	$2,308
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	264	Monthly	88,578	2,987
Seagate Technology LLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,143	Monthly	171,112	10,665
SeaWorld Entertainment, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	1,097	Monthly	52,337	6,636
Sempra Energy	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,431	Monthly	568,603	49,699
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	93	Monthly	10,103	1,001
SM Energy Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,969	Monthly	122,519	17,181
Southern Copper Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	9,503	Monthly	473,182	16,373
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,701	Monthly	141,914	(7,014)
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	14,903	Monthly	567,836	(21,764)
Southwestern Energy	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	13,948	Monthly	98,433	18,093
Steel Dynamics, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	931	Monthly	72,483	9,356
Steris PLC	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,662	Monthly	480,192	21,493
STORE Capital Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,037	Monthly	117,138	5,878
Stryker Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	2,313	Monthly	496,488	45,553
Synaptics, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,080	Monthly	156,480	22,787
Tapestry, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	13,694	Monthly	460,308	38,533
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,344	Monthly	231,066	24,708
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	122	Monthly	8,428	1,247
Target Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,567	Monthly	256,119	24,219
TC Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,841	Monthly	151,361	4,368
Teleflex, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	330	Monthly	79,350	(3,021)
Textron, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	1,897	Monthly	124,407	8,943
Thor Industries, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	3,278	Monthly	276,291	10,642
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	8,310	Monthly	408,625	(7,457)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,013	Monthly	148,060	3,315
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,199	Monthly	105,506	7,092
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,515	Monthly	221,192	10,809
Under Armour, Inc., Class A	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	27,292	Monthly	252,689	13,611
Under Armour, Inc., Class A	U.S. Fed Funds	2/27/2023	Goldman Sachs	14,191	Monthly	131,400	8,531
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,760	Monthly	627,261	38,277
Union Pacific Corp.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	265	Monthly	60,358	4,788
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,574	Monthly	617,346	37,539
Valero Energy Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,418	Monthly	157,145	3,739
VeriSign, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	572	Monthly	108,127	6,608
VF Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	1,707	Monthly	76,439	(4,575)
Vornado Realty Trust	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	15,212	Monthly	462,226	11,495
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,506	Monthly	210,890	4,071
Voya Financial, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,677	Monthly	281,234	9,734
Vulcan Materials Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,143	Monthly	188,902	16,734
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	2,219	Monthly	87,904	2,117
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	5,868	Monthly	622,506	19,745

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Westlake Chemical Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	4,859	Monthly	$472,754	$25,580
WestRock Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	11,442	Monthly	484,613	11,715
WestRock Co.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	3,065	Monthly	129,732	6,059
WestRock Co.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	5,682	Monthly	240,607	13,391
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	31,579	Monthly	1,146,784	25,414
Whirlpool Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	1,554	Monthly	268,518	20,841
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	3,617	Monthly	231,036	6,241
Xerox Holdings Corp.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	4,812	Monthly	82,418	5,907
Xylem, Inc.	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	127	Monthly	11,686	975
Yum Brands, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	3,388	Monthly	414,967	14,675
ZoomInfo Technologies, Inc.	U.S. Fed Funds + 0.20%	2/8/2023	JPMorgan Chase	2,460	Monthly	93,135	2,976
Total (Cost $76,896,227)				1,470,300		$80,702,392	$3,806,165

Short Contracts for Difference at July 31, 2022: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,657)	Monthly	$(628,820)	$(42,338)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(12,738)	Monthly	(283,012)	(29,535)
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(28,431)	Monthly	(631,350)	(19,308)
Agilent Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,850)	Monthly	(247,853)	(21,210)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(854)	Monthly	(211,935)	(19,614)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,091)	Monthly	(510,815)	(47,742)
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(30,030)	Monthly	(992,696)	41,237
Altria Group, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,994)	Monthly	(219,015)	(3,333)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,990)	Monthly	(538,395)	(49,939)
Amcor PLC	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(38,939)	Monthly	(504,204)	(13,573)
American Airlines Group, Inc.	U.S. Fed Funds + (0.445)%	2/8/2023	JPMorgan Chase	(893)	Monthly	(12,235)	240
American Homes 4 Rent, L.P.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,713)	Monthly	(64,848)	(3,471)
American Tower Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,822)	Monthly	(493,261)	(24,642)
Antero Resources Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(5,671)	Monthly	(224,799)	(16,446)
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,572)	Monthly	(374,627)	(25,893)
Aramark Services, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,864)	Monthly	(195,734)	(15,651)
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,373)	Monthly	(238,387)	10,114

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Ashland Global Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(721)	Monthly	$(72,390)	$748
Assurant, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,580)	Monthly	(453,462)	(15,533)
Avery Dennison Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(151)	Monthly	(28,760)	(2,825)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(376)	Monthly	(68,443)	(9,667)
Axalta Coating Systems Ltd.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(8,559)	Monthly	(215,735)	(17,671)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,951)	Monthly	(178,552)	(11,172)
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,759)	Monthly	(199,183)	21,716
Ball Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(5,021)	Monthly	(368,601)	(13,566)
Ball Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,339)	Monthly	(758,622)	(49,160)
Becton Dickinson and Co.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(46)	Monthly	(11,234)	(229)
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,871)	Monthly	(529,316)	(31,375)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(7,022)	Monthly	(1,118,277)	(80,847)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,089)	Monthly	(488,266)	(28,729)
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(11,201)	Monthly	(459,752)	(32,770)
Boston Scientific Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,024)	Monthly	(124,195)	(9,767)
Broadridge Financial Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,716)	Monthly	(275,429)	(15,759)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,999)	Monthly	(148,884)	(4,932)
Brookfield Asset Management Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(6,944)	Monthly	(344,546)	(29,011)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,777)	Monthly	(245,863)	(10,661)
Brunswick Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,089)	Monthly	(407,932)	(44,781)
Bunge Ltd.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,718)	Monthly	(158,605)	(2,233)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,963)	Monthly	(273,959)	(26,802)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,910)	Monthly	(160,570)	(22,927)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(5,428)	Monthly	(596,090)	(4,818)
Carlisle Companies, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,230)	Monthly	(364,170)	(33,045)
Carnival Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(47,778)	Monthly	(432,822)	7,381
Carvana Co.	U.S. Fed Funds + (0.95)%	2/27/2023	Goldman Sachs	(1,659)	Monthly	(48,341)	(13,087)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,470)	Monthly	(505,228)	(5,437)
Caterpillar, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,899)	Monthly	(376,438)	(37,239)
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,749)	Monthly	(498,847)	(54,856)
CH Robinson Worldwide, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(211)	Monthly	(23,330)	(2,551)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(773)	Monthly	$(333,970)	$41,476
Chemours (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(916)	Monthly	(32,589)	(3,726)
Clarivate PLC	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(20,606)	Monthly	(298,547)	(1,821)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(23,864)	Monthly	(422,383)	(54,898)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(9,418)	Monthly	(353,318)	47,889
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,165)	Monthly	(81,174)	5,340
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,651)	Monthly	(99,424)	9,002
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(7,144)	Monthly	(244,374)	(4,430)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,082)	Monthly	(242,110)	7,955
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,460)	Monthly	(118,322)	(1,616)
ConocoPhillips	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,782)	Monthly	(465,885)	(52,712)
Continental Resources (OK), Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,575)	Monthly	(246,256)	(19,351)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,947)	Monthly	(629,619)	(52,384)
Crocs, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,064)	Monthly	(147,856)	(13,407)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(11,874)	Monthly	(926,429)	(8,046)
Danaher Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,172)	Monthly	(632,451)	(37,670)
Darden Restaurants, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(247)	Monthly	(30,746)	(772)
DaVita, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,264)	Monthly	(106,473)	1,561
Deere & Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,450)	Monthly	(497,569)	(39,744)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(10,747)	Monthly	(484,081)	(17,016)
Delta Air Lines, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(18,600)	Monthly	(591,413)	(8,303)
Delta Air Lines, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,478)	Monthly	(110,565)	(7,199)
Dentsply Sirona, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(13,431)	Monthly	(485,610)	(2,631)
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(10,316)	Monthly	(647,991)	(85,975)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(589)	Monthly	(55,125)	(226)
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(86)	Monthly	(11,383)	(519)
DISH Network Corp., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(7,832)	Monthly	(136,025)	10,433
Dominion Energy, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,976)	Monthly	(407,889)	(22,995)
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,124)	Monthly	(299,587)	(21,422)
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(824)	Monthly	(136,093)	(2,788)
Edison International	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,697)	Monthly	(182,665)	(14,183)
Edison International	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,020)	Monthly	(136,848)	(12,497)
Electronic Arts, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,211)	Monthly	(498,857)	(17,898)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(13,967)	Monthly	(627,149)	(37,881)
Entegris, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(4,714)	Monthly	(517,894)	(63,889)
EQT Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(5,993)	Monthly	(263,857)	(981)
Equifax, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,138)	Monthly	(237,597)	(20,865)
Equinix, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(167)	Monthly	(117,453)	(8,816)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(661)	Monthly	(180,467)	(16,622)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Fidelity National Information Services, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,587)	Monthly	$(366,317)	$(24,763)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,557)	Monthly	(63,992)	(4,328)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(5,907)	Monthly	(242,723)	(21,388)
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(4,338)	Monthly	(458,174)	(54,480)
Fiserv, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,611)	Monthly	(170,193)	(18,501)
Foot Locker, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,661)	Monthly	(47,116)	(1,189)
Foot Locker, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(16,081)	Monthly	(455,754)	(44,885)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(22,507)	Monthly	(330,437)	(68,906)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(30,744)	Monthly	(451,476)	(86,237)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,398)	Monthly	(97,356)	(10,903)
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,648)	Monthly	(115,094)	(6,950)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(40,789)	Monthly	(392,346)	(8,114)
Gap (The), Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(52,397)	Monthly	(503,892)	(67,425)
General Mills, Inc.	U.S. Fed Funds + (0.20)%	1/26/2023	Barclays	(7,608)	Monthly	(568,938)	(8,761)
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,062)	Monthly	(496,809)	(14,609)
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(33,458)	Monthly	(410,829)	(18,701)
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,127)	Monthly	(25,076)	140
HCA Healthcare, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(2,425)	Monthly	(514,959)	(98,805)
Hess Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(5,893)	Monthly	(662,717)	(65,226)
Hess Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(498)	Monthly	(56,057)	(6,167)
HF Sinclair Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(10,461)	Monthly	(500,183)	(45,757)
Honeywell International, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,096)	Monthly	(595,856)	(34,025)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(10,507)	Monthly	(187,109)	(9,331)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(25,474)	Monthly	(453,536)	(46,971)
Howmet Aerospace, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,568)	Monthly	(243,844)	(18,168)
Howmet Aerospace, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,081)	Monthly	(225,710)	(23,091)
Intel Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,705)	Monthly	(98,178)	6,289
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,007)	Monthly	(785,698)	(15,300)
International Paper Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,185)	Monthly	(264,474)	(5,199)
Intui, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(46)	Monthly	(20,984)	(53)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(9,327)	Monthly	(452,209)	(10,389)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,562)	Monthly	(172,620)	(12,900)
KB Home	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(15,247)	Monthly	(497,606)	(3,298)
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(154)	Monthly	(2,769)	(188)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,532)	Monthly	(122,026)	(7,203)
Lamb Weston Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(11,748)	Monthly	(935,471)	(70,818)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Las Vegas Sands Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(11,023)	Monthly	$(415,311)	$(34,687)
Lear Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,232)	Monthly	(186,152)	(24,237)
Leidos Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,529)	Monthly	(377,469)	(29,192)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,534)	Monthly	(130,385)	(3,579)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,737)	Monthly	(460,480)	25,706
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(44,828)	Monthly	(488,123)	(15,188)
Lumen Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(50,705)	Monthly	(551,968)	(5,875)
Macys, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(25,397)	Monthly	(448,129)	(10,287)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,859)	Monthly	(46,088)	(7,328)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,037)	Monthly	(170,050)	(9,284)
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,294)	Monthly	(72,046)	(3,933)
MasTec, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,862)	Monthly	(147,039)	(12,007)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,126)	Monthly	(36,630)	(3,486)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,146)	Monthly	(262,206)	(9,922)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(7,420)	Monthly	(104,907)	(4,218)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,642)	Monthly	(23,204)	(1,973)
MGIC Investment Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,827)	Monthly	(96,499)	(5,085)
Mohawk Industries, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(302)	Monthly	(38,797)	1,788
Molina Healthcare, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(98)	Monthly	(32,116)	(2,825)
Mondelez International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,785)	Monthly	(178,341)	(3,739)
Mondelez International, Inc., Class A	U.S. Fed Funds	2/27/2023	Goldman Sachs	(6,247)	Monthly	(400,072)	(20,629)
Moodys Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,324)	Monthly	(410,726)	(19,537)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,566)	Monthly	(612,154)	(44,657)
Motorola Solutions, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,073)	Monthly	(494,788)	(49,819)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,327)	Monthly	(81,745)	(15,961)
National Oilwell Varco, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,515)	Monthly	(65,395)	(15,482)
Navient Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(11,696)	Monthly	(192,520)	(20,121)
Netflix, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,272)	Monthly	(285,893)	(48,061)
Netflix, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(2,263)	Monthly	(508,785)	(80,829)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(7,174)	Monthly	(606,062)	(30,349)
NextEra Energy, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,369)	Monthly	(115,631)	(7,886)
Nordstrom, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(17,431)	Monthly	(409,775)	(53,852)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.57)%	2/8/2023	JPMorgan Chase	(6,361)	Monthly	(77,238)	(3,896)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.67)%	2/27/2023	Goldman Sachs	(12,572)	Monthly	(152,693)	(4,343)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(13,470)	Monthly	(508,454)	(28,518)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(7,161)	Monthly	(270,304)	597

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Olin Corp.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	(8,668)	Monthly	$(453,451)	$(44,975)
Omega Healthcare Investors, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(8,078)	Monthly	(250,468)	(2,635)
Onemain Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(13,328)	Monthly	(495,835)	35,800
Oneok, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(399)	Monthly	(23,834)	(696)
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,060)	Monthly	(471,659)	(17,783)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(7,620)	Monthly	(593,011)	(53,226)
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(6,006)	Monthly	(306,825)	(54,483)
Patterson-UTI Energy, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(31,999)	Monthly	(529,426)	(122,399)
PayPal Holdings, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(4,492)	Monthly	(388,566)	(56,562)
Penn National Gaming, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(9,358)	Monthly	(323,159)	(31,447)
Performance Food Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(9,003)	Monthly	(447,375)	564
Perrigo Co. PLC	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,184)	Monthly	(49,348)	(416)
PG&E Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(47,266)	Monthly	(513,122)	(25,337)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(3,297)	Monthly	(320,196)	(21,627)
Pioneer Natural Resources Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(121)	Monthly	(28,665)	(3,279)
PPG Industries, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(3,447)	Monthly	(445,582)	(24,024)
Procter & Gamble (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,206)	Monthly	(445,269)	14,615
Prudential Financial, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	(5,801)	Monthly	(579,978)	(44,372)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(8,436)	Monthly	(367,934)	19,363
Qorvo, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(354)	Monthly	(36,836)	100
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(3,371)	Monthly	(467,337)	(22,533)
Radian Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(12,653)	Monthly	(282,877)	(23,743)
Ralph Lauren Corp., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(866)	Monthly	(85,383)	(4,836)
Raymond James Financial, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(3,743)	Monthly	(368,444)	(30,900)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,248)	Monthly	(116,339)	(2,484)
Realty Income Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,981)	Monthly	(220,545)	(7,616)
Ross Stores, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(729)	Monthly	(59,238)	(2,391)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(8,754)	Monthly	(338,929)	(31,884)
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(884)	Monthly	(333,083)	(19,905)
Scotts Miracle-Gro (The) Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(4,118)	Monthly	(366,247)	(19,511)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,952)	Monthly	(180,703)	(13,561)
Semiconductor Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(3,073)	Monthly	(205,208)	(11,858)
Service Corp., (US) International	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(36)	Monthly	(2,681)	(91)

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,447)	Monthly	$(591,958)	$40,130
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(712)	Monthly	(172,194)	2,652
Simon Property Group, Inc.	U.S. Fed Funds + 0.20%	2/27/2023	Goldman Sachs	(3,009)	Monthly	(327,098)	(25,761)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(5,101)	Monthly	(391,989)	(28,992)
Southern (The) Co.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,914)	Monthly	(223,977)	(13,207)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(14,062)	Monthly	(461,342)	(9,530)
Starwood Property Trust, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,730)	Monthly	(40,855)	(1,889)
Sun Communities, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(1,894)	Monthly	(310,506)	(6,481)
Sysco Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,206)	Monthly	(187,356)	5,934
TC Energy Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(791)	Monthly	(42,176)	559
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(22,438)	Monthly	(659,079)	(43,809)
Teledyne Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(1,235)	Monthly	(483,216)	(10,006)
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(1,659)	Monthly	(109,634)	(18,615)
Tenet Healthcare Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,976)	Monthly	(196,672)	(31,355)
Tesla, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(744)	Monthly	(663,034)	(127,205)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(2,013)	Monthly	(287,948)	(21,266)
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,291)	Monthly	(327,720)	(16,785)
TopBuild Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(21)	Monthly	(4,441)	(460)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(603)	Monthly	(375,058)	(51,452)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(485)	Monthly	(301,779)	(40,771)
Twilio, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(253)	Monthly	(21,446)	648
UGI Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,188)	Monthly	(180,666)	(11,722)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(9,524)	Monthly	(350,104)	23,164
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(956)	Monthly	(186,131)	(9,922)
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(767)	Monthly	(247,362)	(56,486)
United Rentals North America, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(1,222)	Monthly	(394,099)	(86,351)
United States Steel Corp.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(27,947)	Monthly	(660,601)	(168,175)
United States Steel Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(21,911)	Monthly	(518,031)	(129,549)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(417)	Monthly	(226,131)	(8,703)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(768)	Monthly	(416,255)	(17,947)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(522)	Monthly	(283,012)	(7,112)
Universal Health Services, Inc., Class B	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(78)	Monthly	(8,771)	(114)
Verizon Communications, Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(10,184)	Monthly	(470,182)	49,406
ViacomCBS, Inc., Class B	U.S. Fed Funds + 0.20%	1/26/2023	Barclays	(13,679)	Monthly	(323,508)	22,160

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2022: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(10,725)	Monthly	$(103,914)	$(1,490)
VICI Properties, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(14,819)	Monthly	(506,606)	(16,690)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(29,594)	Monthly	(764,917)	(94,313)
W.P. Carey, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(2,056)	Monthly	(183,535)	(11,489)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(400)	Monthly	(52,818)	(1,138)
Walmart, Inc.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(4,575)	Monthly	(604,044)	(13,549)
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/8/2023	JPMorgan Chase	(2,428)	Monthly	(209,502)	(10,139)
Western Digital Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(6,332)	Monthly	(310,901)	(11,904)
Westinghouse Air Brake Technologies Corp.	U.S. Fed Funds + (0.15)%	2/27/2023	Goldman Sachs	(260)	Monthly	(24,294)	(2,670)
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(475)	Monthly	(82,113)	(939)
Williams (The) Cos., Inc.	U.S. Fed Funds	2/27/2023	Goldman Sachs	(12,133)	Monthly	(413,468)	(32,734)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/26/2023	Barclays	(451)	Monthly	(50,068)	(1,811)
Total (Cost $69,096,999)				(1,647,483)		$(73,640,639)	$(4,543,640)

Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.97% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	6,810,000	$(10,588)	$—	$(10,588)
9.04% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	1,050,000	(1,790)	—	(1,790)
9.07% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	6,840,000	(12,002)	—	(12,002)
9.08% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	7,730,000	(13,718)	—	(13,718)
9.18% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	6,850,000	(13,527)	—	(13,527)
9.51% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	9/15/2027	MXN	6,590,000	(17,363)	—	(17,363)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.53% (Annually)	9/21/2027	GBP	340,000	6,451	—	6,451
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.87% (Annually)	9/21/2027	GBP	330,000	12,680	—	12,680
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.58% (Annually)	9/21/2027	GBP	320,000	6,873	—	6,873
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.78% (Annually)	9/21/2027	GBP	300,000	9,969	—	9,969
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.61% (Annually)	9/21/2027	GBP	240,000	5,646	—	5,646

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.38% (Annually)	9/21/2027	GBP	220,000	$2,259	$—	$2,259
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.48% (Annually)	9/21/2027	GBP	220,000	3,578	1,548	2,030
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.51% (Annually)	9/21/2027	GBP	190,000	3,332	—	3,332
1-Day GBP Sterling Overnight Index Average Rate (Annually)	2.49% (Annually)	9/21/2027	GBP	180,000	2,983	—	2,983
2.51% (Quarterly)	3M SEK STBOR (Quarterly)	9/21/2027	SEK	3,400,000	(2,784)	—	(2,784)
2.54% (Quarterly)	3M SEK STBOR (Quarterly)	9/21/2027	SEK	2,490,000	(2,298)	—	(2,298)
2.62% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	380,000	(2,163)	—	(2,163)
2.63% (Annually)	2-Day USD SOFR (Annually)	9/21/2027	USD	160,000	(1,462)	—	(1,462)
2.63% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	820,000	(5,061)	—	(5,061)
2.64% (Annually)	1-Day SGD SORA (Annually)	9/21/2027	SGD	290,000	(1,742)	—	(1,742)
2.65% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	380,000	(2,628)	—	(2,628)
2.67% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	650,000	(4,915)	—	(4,915)
2.80% (Quarterly)	3M SEK STBOR (Quarterly)	9/21/2027	SEK	2,620,000	(5,589)	—	(5,589)
2.96% (Annually)	2-Day USD SOFR (Annually)	9/21/2027	USD	410,000	(10,097)	—	(10,097)
3.13% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	275,000	(6,355)	—	(6,355)
3.14% (Semi-Annually)	1-Day SGD SORA (Semi-Annually)	9/21/2027	SGD	275,000	(6,430)	—	(6,430)
3.16% (Annually)	2-Day USD SOFR (Annually)	9/21/2027	USD	350,000	(11,961)	—	(11,961)
3.21% (Annually)	2-Day USD SOFR (Annually)	9/21/2027	USD	490,000	(17,766)	—	(17,766)
3.21% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	420,000	(3,825)	—	(3,825)
3.26% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	440,000	(4,794)	—	(4,794)
3.27% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	400,000	(4,489)	—	(4,489)
3.30% (Annually)	2-Day USD SOFR (Annually)	9/21/2027	USD	110,000	(4,451)	—	(4,451)
3.37% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	670,000	(9,843)	—	(9,843)
3.60% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	620,000	(14,373)	—	(14,373)
3.93% (Semi-Annually)	3M CAD CIDOR (Semi-Annually)	9/21/2027	CAD	370,000	(12,989)	—	(12,989)
3M HKD HIBOR (Quarterly)	3.10% (Quarterly)	9/21/2027	HKD	3,610,000	7,159	—	7,159
3M HKD HIBOR (Quarterly)	2.89% (Quarterly)	9/21/2027	HKD	2,270,000	1,724	—	1,724
3M HKD HIBOR (Quarterly)	3.09% (Quarterly)	9/21/2027	HKD	2,000,000	3,921	—	3,921
3M HKD HIBOR (Quarterly)	3.04% (Quarterly)	9/21/2027	HKD	1,985,000	3,255	—	3,255
3M HKD HIBOR (Quarterly)	3.02% (Quarterly)	9/21/2027	HKD	1,985,000	3,018	—	3,018
3M HKD HIBOR (Quarterly)	3.13% (Quarterly)	9/21/2027	HKD	1,950,000	4,241	—	4,241
3M HKD HIBOR (Quarterly)	3.08% (Quarterly)	9/21/2027	HKD	1,610,000	3,008	—	3,008
3M HKD HIBOR (Quarterly)	2.86% (Quarterly)	9/21/2027	HKD	1,045,000	564	—	564
3M HKD HIBOR (Quarterly)	2.99% (Quarterly)	9/21/2027	HKD	880,000	1,181	—	1,181
3M HKD HIBOR (Quarterly)	2.97% (Quarterly)	9/21/2027	HKD	720,000	859	—	859
3M HKD HIBOR (Quarterly)	2.85% (Quarterly)	9/21/2027	HKD	585,000	281	—	281
3M ZAR JIBAR (Quarterly)	8.43% (Quarterly)	9/21/2027	ZAR	6,480,000	6,536	—	6,536
3M ZAR JIBAR (Quarterly)	8.00% (Quarterly)	9/21/2027	ZAR	5,940,000	(249)	—	(249)
3M ZAR JIBAR (Quarterly)	8.50% (Quarterly)	9/21/2027	ZAR	5,780,000	6,901	—	6,901
3M ZAR JIBAR (Quarterly)	8.08% (Quarterly)	9/21/2027	ZAR	5,160,000	804	—	804
3M ZAR JIBAR (Quarterly)	8.46% (Quarterly)	9/21/2027	ZAR	5,130,000	5,618	—	5,618

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2022: Exchange Traded (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M ZAR JIBAR (Quarterly)	8.34% (Quarterly)	9/21/2027	ZAR	5,040,000	$3,993	$—	$3,993
3M ZAR JIBAR (Quarterly)	8.60% (Quarterly)	9/21/2027	ZAR	4,700,000	6,803	—	6,803
3M ZAR JIBAR (Quarterly)	8.39% (Quarterly)	9/21/2027	ZAR	4,460,000	4,113	—	4,113
3M ZAR JIBAR (Quarterly)	8.32% (Quarterly)	9/21/2027	ZAR	4,360,000	3,266	—	3,266
3M ZAR JIBAR (Quarterly)	7.84% (Quarterly)	9/21/2027	ZAR	760,000	(332)	—	(332)
6.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	490,000	(1,859)	—	(1,859)
6.23% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,050,000	(6,168)	—	(6,168)
6.30% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,170,000	(7,547)	—	(7,547)
6.32% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,210,000	(8,073)	—	(8,073)
6.44% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,670,000	(12,954)	—	(12,954)
6.46% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,370,000	(10,839)	—	(10,839)
6.53% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,420,000	(12,115)	—	(12,115)
6.67% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,220,000	(11,868)	—	(11,868)
6.72% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,140,000	(11,594)	—	(11,594)
6.94% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,080,000	(13,089)	—	(13,089)
6M ASX BBSW (Semi-Annually)	3.98% (Semi-Annually)	9/21/2027	AUD	410,000	9,443	—	9,443
6M ASX BBSW (Semi-Annually)	3.80% (Semi-Annually)	9/21/2027	AUD	280,000	4,815	—	4,815
6M ASX BBSW (Semi-Annually)	3.85% (Semi-Annually)	9/21/2027	AUD	260,000	4,966	—	4,966
6M EUR EURIBOR (Semi-Annually)	1.05% (Annually)	9/21/2027	EUR	700,000	(10,968)	(1,592)	(9,376)
6M EUR EURIBOR (Semi-Annually)	0.98% (Annually)	9/21/2027	EUR	680,000	(12,907)	(2,008)	(10,899)
6M EUR EURIBOR (Semi-Annually)	1.51% (Annually)	9/21/2027	EUR	540,000	3,944	422	3,522
6M EUR EURIBOR (Semi-Annually)	1.76% (Annually)	9/21/2027	EUR	410,000	8,122	1,565	6,557
6M EUR EURIBOR (Semi-Annually)	1.54% (Annually)	9/21/2027	EUR	380,000	3,291	—	3,291
6M EUR EURIBOR (Semi-Annually)	1.52% (Annually)	9/21/2027	EUR	370,000	2,810	—	2,810
6M EUR EURIBOR (Semi-Annually)	1.80% (Annually)	9/21/2027	EUR	340,000	7,437	—	7,437
6M EUR EURIBOR (Semi-Annually)	1.61% (Annually)	9/21/2027	EUR	310,000	3,784	—	3,784
6M EUR EURIBOR (Semi-Annually)	2.34% (Annually)	9/21/2027	EUR	300,000	14,461	—	14,461
6M EUR EURIBOR (Semi-Annually)	2.37% (Annually)	9/21/2027	EUR	240,000	12,009	—	12,009
6M EUR EURIBOR (Semi-Annually)	1.30% (Annually)	9/21/2027	EUR	230,000	(677)	—	(677)
6M EUR EURIBOR (Semi-Annually)	1.78% (Annually)	9/21/2027	EUR	190,000	3,911	—	3,911
6M EUR EURIBOR (Semi-Annually)	1.26% (Annually)	9/21/2027	EUR	100,000	(489)	(263)	(226)
7.01% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/21/2027	PLN	1,460,000	(18,664)	—	(18,664)
Total					$(145,386)	$(328)	$(145,058)

Interest Rate Swap Contracts outstanding at July 31, 2022: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M KRW KWCDC (Quarterly)	3.13% (Quarterly)	Goldman Sachs	9/21/2027	KRW	757,230,000	$5,187	$—	$5,187

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Interest Rate Swap Contracts outstanding at July 31, 2022: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3M KRW KWCDC (Quarterly)	3.24% (Quarterly)	Bank of America	9/21/2027	KRW	532,580,000	$5,774	$—	$5,774
3M KRW KWCDC (Quarterly)	3.62% (Quarterly)	JPMorgan Chase	9/21/2027	KRW	160,936,000	3,947	—	3,947
Total						$14,908	$—	$14,908

Inflation Swap Contracts outstanding at July 31, 2022: Exchange Traded

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.05% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	2/15/2032	EUR	350,000	$32,287	$507	$31,780
2.74% (At Maturity)	1-Day Eurostat Eurozone HICP Ex Tobacco (At Maturity)	6/15/2032	EUR	390,000	(8,739)	—	(8,739)
Total					$23,548	$507	$23,041

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$4,599,315	$—	$4,599,315
Common Stocks	70,777,801	9,042,920	—	79,820,721
Convertible Bonds	—	73,127,723	—	73,127,723
Convertible Preferred Stocks	3,402,772	2,544,985	—	5,947,757
Corporate Bonds	—	53,222,314	—	53,222,314
Foreign Issuer Bonds	—	11,269,117	—	11,269,117
Master Limited Partnerships	250,075	—	—	250,075
Mortgage-Backed Securities	—	82,211,160	—	82,211,160
Preferred Stocks	3,984,725	—	—	3,984,725
Rights	—	—	14,725	14,725
Warrants	20	—	—	20
Investment Companies	2,927,776	—	—	2,927,776
Short-Term Investments	3,023,789	26,813,219	—	29,837,008
Purchased Options	247,675	—	—	247,675
Total Assets – Investments at value	$84,614,633	$262,830,753	$14,725	$347,460,111
Liabilities:
Common Stocks	$(26,931,241)	$(618,421)	$—	$(27,549,662)
Mortgage-Backed Securities	—	(13,071,927)	—	(13,071,927)
Investment Companies	(310,001)	—	—	(310,001)
Total Liabilities – Investments at value	$(27,241,242)	$(13,690,348)	$—	$(40,931,590)
Net Investments	$57,373,391	$249,140,405	$14,725	$306,528,521

Morningstar Funds Trust    July 31, 2022 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$330,932	$—	$—	$330,932
Forward Foreign Currency Exchange Contracts	—	126,456	—	126,456
Contracts for Difference	—	80,702,392	—	80,702,392
Swap Agreements	—	247,204	—	247,204
Total Assets - Derivative Financial Instruments	$330,932	$81,076,052	$—	$81,406,984
Liabilities:
Futures Contracts	$(747,157)	$—	$—	$(747,157)
Forward Foreign Currency Exchange Contracts	—	(42,653)	—	(42,653)
Written Options	(79,303)	—	—	(79,303)
Contracts for Difference	—	(73,640,639)	—	(73,640,639)
Swap Agreements	—	(354,134)	—	(354,134)
Total Liabilities - Derivative Financial Instruments	$(826,460)	$(74,037,426)	$—	$(74,863,886)
Net Derivative Financial Instruments	$(495,528)	$7,038,626	$—	$6,543,098